UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004


ITEM 1. REPORTS TO STOCKHOLDERS

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
BALANCED FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                              3

Statement of Investments                        10

Statement of Assets and Liabilities             16

Statement of Operations                         18

Statements of Changes in Net Assets             19

Financial Highlights                            20

Notes to Financial Statements                   26

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

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regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that
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inform us online of your decision to receive materials through the Founders
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printing and postage charges by enrolling today at
www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.


            NOT FDIC-INSURED  - NOT BANK-GUARANTEED  - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

[PHOTO OF JOHN JOHNSON]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER JOHN JOHNSON, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, the Dreyfus Founders Balanced Fund underperformed its benchmark, the Standard & Poor's 500 Index, which posted a total return of 3.44% for the same period.

TO WHAT DO YOU ATTRIBUTE THE MARKET'S OVERALL PERFORMANCE FOR THE FIRST SIX MONTHS OF 2004?

During the first half of the year, the market continued to focus on macroeconomic issues, both domestically and internationally. The continuing war on terrorism, increasing interest rates and oil prices, and the approaching Presidential election mired the equity markets during the period. The ongoing unrest in the Middle East escalated geopolitical instability, which sustained the risk premium to world oil prices. This caused concern in the U.S. markets that the domestic economy may slow sooner rather than later. These factors, coupled with the anticipation of the Federal Reserve raising the federal funds rate, intensified an already difficult environment for the markets during the first six months of the year.

[SIDENOTE]

"WE SELECTED FOR INCLUSION IN THE FUND HOLDINGS WE BELIEVE ARE MOST LIKELY TO EXHIBIT STRONG EARNINGS-PER-SHARE (EPS) GROWTH, PREPARING THE FUND FOR THE POSSIBILITY OF CONTINUED ECONOMIC EXPANSION."

WHAT CHANGES WERE MADE TO THE FUND DURING THE PERIOD?

Based on our fundamental evaluation of individual companies in various sectors, we adjusted the Fund's investments in the consumer discretionary sector to those holdings that were more sensitive to an economic upturn. Additionally, we increased the Fund's weighting in the healthcare sector as companies within this sector offered compelling prospects given their valuations and opportunity within an increasing interest rate environment.

   We selected for inclusion in the Fund holdings we believe are most likely to exhibit strong earnings-per-share (EPS) growth, preparing the Fund for the possibility of continued economic expansion. We were also watchful for stocks that could generate strong EPS and revenue growth through a tightening of the monetary policy by the Federal Reserve. Because of this, we added FASTENAL COMPANY, THE PMI GROUP, INC., GILLETTE COMPANY and AUTODESK, INC. to the Fund during the half.

WHAT MANAGEMENT DECISIONS POSITIVELY CONTRIBUTED TO FUND PERFORMANCE DURING THE PERIOD?

Compelling growth opportunities were found in the consumer staples, financials and consumer discretionary sectors. As investors moved toward more defensive stocks in light of the anticipated federal funds rate hike, names within the consumer staples sector such as SAFEWAY, INC. buoyed relative Fund performance.

   In the tightening monetary policy environment during the period, the Fund's underexposure and strong stock selection in the financials sector aided relative performance.

   Although the Fund's overweight position in the consumer discretionary sector proved to be a drag on relative performance, this was offset by the strong performance of individual issues within the sector. ROYAL CARIBBEAN CRUISES LIMITED, NORDSTROM, INC. and Mandalay Resort Group, the top three performers

[SIDENOTE]

     PERFORMANCE HIGHLIGHTS

     - The continuing war on terrorism, increasing interest rates and oil prices, and the approaching Presidential election mired the equity markets during the period.

     - Compelling growth opportunities were found in the consumer staples, financials and consumer discretionary sectors.

     - Poor stock selection in the information technology sector hindered relative performance during the period.

     - Although the bond market experienced a strong first quarter, the Treasury market suffered its worst performance in almost 25 years during the second quarter.

for the Fund, benefited from an increase in consumer demand. Nordstrom's earnings came in significantly better than Wall Street had anticipated as consumers continued to purchase higher-value products in the improving economy.

   The Fund's underweight position in the healthcare sector relative to the benchmark also boosted Fund performance. Although stock selection in this sector was relatively neutral, some individual issues did outperform. TEVA PHARMACEUTICAL INDUSTRIES LIMITED continued to assist the Fund's overall return with its strong generic drug pipeline and through launches of key products during the first half of the year.

   Other notable performances by individual issues include fastener distribution company FASTENAL COMPANY and Smith International, Inc., the leading supplier of products and services to the oil and gas exploration and production industry. ESTEE LAUDER COMPANIES, INC. also moved higher as the company posted superior revenue and earnings growth.

   Although the information technology sector proved to be the worst performing sector for the Fund on a relative basis, some technology holdings should be mentioned as boosting Fund performance. APPLE COMPUTER, INC. assisted performance due primarily to the popularity of the company's consumer-related technology offerings, the I-Pod and the I-Pod Mini. MICROSOFT CORPORATION also benefited the Fund as investors began to believe the enterprise spending cycle had begun.

   LARGEST EQUITY HOLDINGS (ticker symbol)

    1. Microsoft Corporation (MSFT)                                 4.69%

    2. Maxim Integrated Products, Inc. (MXIM)                       3.21%

    3. Pfizer, Inc. (PFE)                                           3.02%

    4. Gillette Company (G)                                         2.99%

    5. General Electric Company (GE)                                2.81%

    6. American International Group, Inc. (AIG)                     2.52%

    7. International Business Machines Corporation (IBM)            2.49%

    8. Apple Computer, Inc. (AAPL)                                  2.31%

    9. Royal Caribbean Cruises Limited (RCL)                        2.23%

   10. Time Warner, Inc. (TWX)                                      2.09%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/94 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by Lipper. This index is adjusted for the reinvestment of capital gains and income dividends, and reflects the management expenses associated with the funds included in the index. Further information related to Fund performance is contained elsewhere in this report.

WHAT FACTORS NEGATIVELY CONTRIBUTED TO FUND PERFORMANCE DURING THE PERIOD?

Poor stock selection in the information technology sector hindered relative performance during the period. The Fund's exposure to certain technology companies exhibiting weakening fundamentals negatively impacted the portfolio. Semiconductor Manufacturing International Corporation and Foundry Networks, Inc. were the two worst-performing stocks for the Fund during the timeframe.

   Weak stock selection and an underweight position in the materials sector also hampered the Fund's relative return. ALCOA, INC., the world's leading producer of aluminum, underperformed on concerns of a slowdown in the Chinese economy, which could lead to a decline in the underlying demand for various commodities, including aluminum.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                   YEAR-TO-        1         5       10          SINCE
CLASS (INCEPTION DATE)              DATE+         YEAR     YEARS    YEARS      INCEPTION
----------------------------------------------------------------------------------------
CLASS A SHARES (12/31/99)
 With sales charge (5.75%)          (5.57%)       1.90%       --       --        (6.45%)
 Without sales charge                0.18%        8.16%       --       --        (5.21%)

CLASS B SHARES (12/31/99)
 With redemption*                   (4.15%)       3.41%       --       --        (6.33%)
 Without redemption                 (0.16%)       7.41%       --       --        (5.91%)

CLASS C SHARES (12/31/99)
 With redemption**                  (1.17%)       6.37%       --       --        (6.29%)
 Without redemption                 (0.17%)       7.37%       --       --        (6.29%)

CLASS F SHARES (2/19/63)             0.34%        8.51%    (5.11%)   4.70%         N/A

CLASS R SHARES (12/31/99)            0.20%        7.95%       --       --        (5.36%)

CLASS T SHARES (12/31/99)
 With sales charge (4.50%)          (4.51%)       2.79%       --       --        (6.00%)
 Without sales charge               (0.03%)       7.57%       --       --        (5.04%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

   Industrials holdings also hindered relative performance through such names as rail transportation company UNION PACIFIC CORPORATION. Union Pacific experienced network congestion as a result of volume growth well ahead of company expectations, which resulted in much greater-than-expected handling costs. This, combined with high fuel prices, drove downward revisions to earnings estimates and share price underperformance.

   Although the Fund benefited from strong stock selection in the consumer discretionary sector, as was previously mentioned, specific underachievers reduced the positive contribution of this sector. KOHL'S CORPORATION experienced sluggish sales trends during the latter part of the period, which resulted in investor concern over future lackluster earnings growth. Cable and entertainment companies VIACOM, INC. and COX COMMUNICATIONS, INC. also underperformed as the industry itself suffered.

[CHART]

COMPOSITION OF EQUITY ASSETS

Information Technology           26.12%
Consumer Discretionary           16.78%
Financials                       16.00%
Healthcare                       13.07%
Industrials                      12.88%
Consumer Staples                  9.99%
Materials                         1.92%
Energy                            1.69%
Telecommunications Services       1.55%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

HOW DID THE FIXED-INCOME PORTION OF THE FUND FARE IN THE FIRST HALF OF THE YEAR?

Although the bond market experienced a strong first quarter, the Treasury market suffered its worst performance in almost 25 years during the second quarter, with interest rates rising dramatically. The yield on the two-year Treasury rose 1.10%, while the 10-year Treasury yield rose 0.75% by June 30, 2004.

   The Fund's position in shorter-dated securities proved beneficial as shorter-duration issues outperformed their longer-dated counterparts. An underweight position in Treasuries and an overweight position in government agencies by the end of the period helped to mitigate losses.

   The gains experienced by the Fund's overweight position in corporate bonds during the first half of the period were counteracted by the underperformance of corporate issues during the last three months of the period. Likewise, underexposure in fixed-rate mortgages proved detrimental to the six-month performance of the fixed-income portion of the Fund, as mortgages moved from the weakest Lehman Brothers Aggregate Bond Index component at the beginning of the year to one of the strongest by the period's end.

We will continue to apply our process and philosophy in seeking to pick stocks for the Fund that we believe have the potential to take advantage of a possible economic uplift and that exhibit strong fundamental earnings strength.

/s/ John B. Jares                       /s/ John Johnson

John B. Jares, CFA                      John Johnson, CFA
Portfolio Manager                       Assistant Portfolio Manager


The Lehman Brothers Aggregate Bond Index is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--59.6%

AEROSPACE & DEFENSE--0.6%
        12,900   Lockheed Martin Corporation                         $    671,822
                                                                     ------------
AIR FREIGHT & LOGISTICS--0.9%
        11,400   FedEx Corporation                                        931,266
                                                                     ------------
AIRLINES--0.6%
        39,800   Southwest Airlines Company                               667,446
                                                                     ------------
ALUMINUM--0.6%
        18,800   Alcoa, Inc.                                              620,964
                                                                     ------------
APPLICATION SOFTWARE--0.4%
        10,400   Autodesk, Inc.                                           445,224
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
        38,000   Janus Capital Group, Inc.                                626,620
                                                                     ------------
BIOTECHNOLOGY--0.7%
         8,000   Amgen, Inc.*                                             436,560
         5,400   Biogen Idec, Inc.*                                       341,550
                                                                     ------------
                                                                          778,110
                                                                     ------------
BROADCASTING & CABLE TV--2.3%
        19,500   Comcast Corporation Class A*                             546,585
        35,000   Comcast Corporation Special Class A*                     966,350
        33,300   Cox Communications, Inc. Class A*                        925,407
                                                                     ------------
                                                                        2,438,342
                                                                     ------------
CASINOS & GAMING--0.7%
        20,300   International Game Technology                            783,580
                                                                     ------------
COMMUNICATIONS EQUIPMENT--2.8%
        60,200   Cisco Systems, Inc.*                                   1,426,740
        47,900   Motorola, Inc.                                           874,175
        21,200   Scientific-Atlanta, Inc.                                 731,400
                                                                     ------------
                                                                        3,032,315
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--0.3%
         6,350   Best Buy Company, Inc.                                   322,199
                                                                     ------------
COMPUTER HARDWARE--3.0%
        48,900   Apple Computer, Inc.*                                  1,591,206
        19,400   International Business Machines Corporation            1,710,110
                                                                     ------------
                                                                        3,301,316
                                                                     ------------
CONSTRUCTION MATERIALS--0.6%
        16,100   Lafarge North America, Inc.                              697,130
                                                                     ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
         8,600   Automatic Data Processing, Inc.                          360,168
        16,450   Fiserv, Inc.*                                            639,741
                                                                     ------------
                                                                          999,909
                                                                     ------------
DEPARTMENT STORES--1.5%
        24,400   Kohl's Corporation*                                    1,031,632
        13,600   Nordstrom, Inc.                                          579,496
                                                                     ------------
                                                                        1,611,128
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DIVERSIFIED BANKS--2.3%
        24,400   Bank One Corporation                                $  1,244,400
                                                                     ------------
        11,400   TCF Financial Corporation                                661,770
        10,200   Wells Fargo & Company                                    583,746
                                                                     ------------
                                                                        2,489,916
                                                                     ------------
EMPLOYMENT SERVICES--1.4%
        13,300   Manpower, Inc.                                           675,241
        33,900   Monster Worldwide, Inc.*                                 871,908
                                                                     ------------
                                                                        1,547,149
                                                                     ------------
FOOD RETAIL--1.9%
        51,400   Kroger Company*                                          935,480
        44,601   Safeway, Inc.*                                         1,130,189
                                                                     ------------
                                                                        2,065,669
                                                                     ------------
HEALTHCARE EQUIPMENT--0.7%
        16,700   Boston Scientific Corporation*                           714,760
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--0.3%
         5,500   Electronic Arts*                                         300,025
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--0.4%
         8,000   Carnival Corporation                                     376,000
                                                                     ------------
HOUSEHOLD PRODUCTS--0.3%
         5,200   Procter & Gamble Company                                 283,088
                                                                     ------------
HYPERMARKETS & SUPER CENTERS--0.4%
         7,200   Wal-Mart Stores, Inc.                                    379,872
                                                                     ------------
INDUSTRIAL CONGLOMERATES--2.8%
        12,100   3M Company                                             1,089,121
        59,700   General Electric Company                               1,934,280
                                                                     ------------
                                                                        3,023,401
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
        29,400   Verizon Communications, Inc.                           1,063,986
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--2.1%
        12,300   Goldman Sachs Group, Inc.                              1,158,168
        21,300   Morgan Stanley                                         1,124,001
                                                                     ------------
                                                                        2,282,169
                                                                     ------------
LEISURE FACILITIES--1.4%
        35,300   Royal Caribbean Cruises Limited                        1,532,373
                                                                     ------------
LIFE & HEALTH INSURANCE--0.5%
        14,300   AFLAC, Inc.                                              583,583
                                                                     ------------
MOVIES & ENTERTAINMENT--2.9%
        81,900   Time Warner, Inc.*                                     1,439,802
        15,000   Viacom, Inc. Class B                                     535,800
        47,800   Walt Disney Company                                    1,218,422
                                                                     ------------
                                                                        3,194,024
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.6%
        24,300   American International Group, Inc.                  $  1,732,104
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
        26,670   Apache Corporation                                     1,161,479
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
        23,066   Citigroup, Inc.                                        1,072,569
                                                                     ------------
PERSONAL PRODUCTS--3.0%
        25,000   Estee Lauder Companies, Inc. Class A                   1,219,500
        48,600   Gillette Company                                       2,060,640
                                                                     ------------
                                                                        3,280,140
                                                                     ------------
PHARMACEUTICALS--5.5%
        29,100   Abbott Laboratories                                    1,186,116
        11,300   Eli Lilly and Company                                    789,983
        12,300   Forest Laboratories, Inc.*                               696,549
         5,000   Johnson & Johnson                                        278,500
         8,000   Merck & Company, Inc.                                    380,000
        60,550   Pfizer, Inc.                                           2,075,654
        15,900   Wyeth                                                    574,944
                                                                     ------------
                                                                        5,981,746
                                                                     ------------
PROPERTY & CASUALTY INSURANCE--0.5%
        12,600   Allstate Corporation                                     586,530
                                                                     ------------
RAILROADS--0.6%
        11,000   Union Pacific Corporation                                653,950
                                                                     ------------
SEMICONDUCTORS--4.4%
        57,900   Altera Corporation*                                    1,286,538
        48,100   Intel Corporation                                      1,327,560
        42,200   Maxim Integrated Products, Inc.                        2,212,124
                                                                     ------------
                                                                        4,826,222
                                                                     ------------
SOFT DRINKS--0.8%
        17,200   Coca-Cola Company                                        868,256
                                                                     ------------
SPECIALTY STORES--0.8%
        23,300   Bed Bath & Beyond, Inc.*                                 895,885
                                                                     ------------
SYSTEMS SOFTWARE--3.0%
       113,000   Microsoft Corporation                                  3,227,280
                                                                     ------------
THRIFTS & MORTGAGE FINANCE--1.5%
        15,200   Countrywide Financial Corporation                      1,067,800
        13,100   The PMI Group, Inc.                                      570,112
                                                                     ------------
                                                                        1,637,912
                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
        18,100   Fastenal Company                                       1,028,623
                                                                     ------------
TOTAL COMMON STOCKS (DOMESTIC)
(Cost--$57,793,925)                                                    64,716,082
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--3.8%

APPLICATION SOFTWARE--0.7%
        17,650   SAP AG Sponsored ADR (GE)                           $    737,947
                                                                     ------------
HEALTHCARE SUPPLIES--0.6%
         8,600   Alcon, Inc. (SZ)                                         676,390
                                                                     ------------
IT CONSULTING & OTHER SERVICES--1.0%
        40,225   Accenture Limited Class A (BD)*                        1,105,383
                                                                     ------------
MOVIES & ENTERTAINMENT--0.4%
        11,200   News Corporation Limited Sponsored ADR (AU)              396,704
                                                                     ------------
PHARMACEUTICALS--0.8%
        12,500   Teva Pharmaceutical Industries
                 Limited Sponsored ADR (IS)                               841,125
                                                                     ------------
RAILROADS--0.3%
         7,762   Canadian National Railway Company (CA)                   338,346
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$2,995,349)                                                      4,095,895
                                                                     ------------

PRINCIPAL AMOUNT                                                     MARKET VALUE
---------------------------------------------------------------------------------
CORPORATE BONDS (DOMESTIC)--12.3%

AUTOMOBILE MANUFACTURERS--2.9%
$    3,000,000   Toyota Motor Credit Corporation
                 5.65% 1/15/07                                       $  3,155,610
                                                                     ------------
DIVERSIFIED BANKS--3.1%
     1,500,000   Bank One Corporation
                 6.50% 2/1/06                                           1,582,965
     1,540,000   Washington Mutual, Inc.
                 8.25% 4/1/10                                           1,793,176
                                                                     ------------
                                                                        3,376,141
                                                                     ------------
HOUSEHOLD PRODUCTS--1.5%
     1,500,000   Colgate-Palmolive Company
                 5.98% 4/25/12                                          1,609,680
                                                                     ------------
MOVIES & ENTERTAINMENT--1.9%
     2,000,000   Viacom, Inc.
                 7.75% 6/1/05                                           2,094,460
                                                                     ------------
PHARMACEUTICALS--2.9%
     3,000,000   Abbott Laboratories
                 5.625% 7/1/06                                          3,148,920
                                                                     ------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$12,750,853)                                                    13,384,811
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                     MARKET VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--18.9%

AGENCY PASS THROUGH--3.4%
$    3,449,474   U.S. Small Business Administration Series 10-A
                 6.64% 2/1/11                                        $  3,660,479
                                                                     ------------
GOVERNMENT SPONSORED ENTERPRISES--9.0%
     3,500,000   Federal Home Loan Bank
                 6.50% 11/15/05                                         3,683,120
                 Federal National Mortgage Association:
     1,000,000   4.25% 7/15/07                                          1,018,450
     1,500,000   4.375% 10/15/06                                        1,538,010
     2,000,000   Private Export Funding Corporation
                 3.40% 2/15/08                                          1,975,700
     1,500,000   Tennessee Valley Authority
                 6.375% 6/15/05                                         1,556,760
                                                                     ------------
                                                                        9,772,040
                                                                     ------------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--1.5%
     1,649,482   Government National Mortgage Association
                 6.00% 1/15/33 Pool #563709                             1,693,177
                                                                     ------------
U.S. TREASURY NOTES--5.0%
                 U.S. Treasury Inflation Index Note:
     1,186,480   3.375% 1/15/07                                         1,271,010
     1,146,220   3.875% 1/15/09                                         1,277,990
                 U.S. Treasury Note:
     1,250,000   4.375% 5/15/07                                         1,291,988
     1,500,000   6.875% 5/15/06                                         1,614,720
                                                                     ------------
                                                                        5,455,708
                                                                     ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST--$20,232,376)                                                    20,581,404
                                                                     ------------
GOVERNMENT BONDS (FOREIGN)--2.5%
CAD  3,535,000   Province of Quebec
                 6.50% 12/1/05 (CA)                                     2,759,399
                                                                     ------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST--$2,364,824)                                                      2,759,399
                                                                     ------------
SUPRANATIONAL OBLIGATIONS--0.9%
$    1,000,000   International Finance Corporation
                 3.75% 6/30/09                                            988,230
                                                                     ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(COST--$999,410)                                                          988,230
                                                                     ------------

PRINCIPAL AMOUNT                                                    AMORTIZED COST
----------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.0%

AGRICULTURAL PRODUCTS--4.0%
$    4,300,000   Archer-Daniels-Midland Company
                 1.43% 7/1/04+                                      $   4,300,000
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$4,300,000)                                            4,300,000
                                                                    -------------
TOTAL INVESTMENTS--102.0%
(TOTAL COST--$101,436,737)                                            110,825,821
                                                                    -------------

OTHER ASSETS AND LIABILITIES--(2.0%)                                   (2,214,805)
                                                                    -------------

NET ASSETS--100.0%                                                  $ 108,611,016
                                                                    =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
   ADR - AMERICAN DEPOSITARY RECEIPT
   AU - AUSTRALIA
   BD - BERMUDA
   CA - CANADA
   GE - GERMANY
   IS - ISRAEL
   SZ - SWITZERLAND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $   101,436,737
                                                                  ---------------
Investment securities, at market                                      110,825,821
Cash                                                                      306,137
Receivables:
   Investment securities sold                                             798,278
   Capital shares sold                                                     56,001
   Dividends and interest                                                 502,861
   Other                                                                   54,054
                                                                  ---------------
Total Assets                                                          112,543,152
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                      3,416,522
   Capital shares redeemed                                                206,968
   Advisory fees                                                           59,347
   Shareholder servicing fees                                               7,312
   Accounting fees                                                          5,478
   Distribution fees                                                       43,377
   Transfer agency fees                                                    34,726
   Custodian fees                                                           2,767
   Other                                                                  155,639
                                                                  ---------------
Total Liabilities                                                       3,932,136
                                                                  ---------------

Net Assets                                                        $   108,611,016
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $   297,589,338
Accumulated net investment loss                                           (31,100)
Accumulated net realized loss from security transactions             (198,336,486)
Net unrealized appreciation on investments and
 foreign currency translation                                           9,389,264
                                                                  ---------------
Total                                                             $   108,611,016
                                                                  ===============

CLASS A

Net Assets                                                        $     1,668,263
Shares Outstanding                                                        212,213
Net Asset Value, Redemption Price Per Share                       $          7.86
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $          8.34

CLASS B

Net Assets                                                        $     1,638,816
Shares Outstanding                                                        210,516
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          7.78

CLASS C

Net Assets                                                        $       254,535
Shares Outstanding                                                         33,200
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          7.67

CLASS F

Net Assets                                                        $   104,947,647
Shares Outstanding                                                     13,337,608
Net Asset Value, Offering and Redemption Price Per Share          $          7.87

CLASS R

Net Assets                                                        $        59,110
Shares Outstanding                                                          7,538
Net Asset Value, Offering and Redemption Price Per Share          $          7.84

CLASS T

Net Assets                                                        $        42,645
Shares Outstanding                                                          5,285
Net Asset Value, Redemption Price Per Share                       $          8.07
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $          8.45

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       350,486
Interest                                                                  976,496
Foreign taxes withheld                                                     (2,915)
                                                                  ---------------
Total Investment Income                                                 1,324,067
                                                                  ---------------
EXPENSES

Advisory fees--Note 2                                                     382,786
Shareholder servicing fees--Note 2                                         36,610
Accounting fees--Note 2                                                    35,334
Distribution fees--Note 2                                                 149,867
Transfer agency fees--Note 2                                              108,160
Registration fees                                                          22,541
Postage and mailing expenses                                               12,054
Custodian fees and expenses--Note 2                                         3,063
Printing expenses                                                          15,216
Legal and audit fees                                                        8,462
Directors' fees and expenses--Note 2                                       11,777
Other expenses                                                             15,185
                                                                  ---------------
   Total Expenses                                                         801,055
   Earnings Credits                                                        (1,202)
   Reimbursed/Waived Expenses                                                (643)
   Expense Offset to Broker Commissions                                    (3,494)
                                                                  ---------------
   Net Expenses                                                           795,716
                                                                  ---------------
Net Investment Income                                                     528,351
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
   Security Transactions                                                4,894,976
   Foreign Currency Transactions                                           (2,194)
                                                                  ---------------
Net Realized Gain                                                       4,892,782
Net Change in Unrealized Appreciation/Depreciation of Investments
 and Foreign Currency Translation                                      (5,130,770)
                                                                  ---------------
Net Realized and Unrealized Loss                                         (237,988)
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $       290,363
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 6/30/04          12/31/03
OPERATIONS

Net Investment Income                                        $       528,351   $     1,184,817
Net Realized Gain on Security and
 Foreign Currency Transactions                                     4,892,782         6,956,668
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                  (5,130,770)       14,224,484
                                                             ---------------   ---------------
Net Increase in Net Assets Resulting from Operations                 290,363        22,365,969
                                                             ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From Net Investment Income
   Class A                                                            (7,248)          (10,100)
   Class B                                                            (1,511)           (1,222)
   Class C                                                              (221)              (17)
   Class F                                                          (515,078)       (1,240,046)
   Class R                                                              (278)             (159)
   Class T                                                               (93)              (12)
                                                             ---------------   ---------------
Net Decrease from Dividends and Distributions                       (524,429)       (1,251,556)
                                                             ---------------   ---------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease) - Note 4
   Class A                                                           102,206            98,293
   Class B                                                            (4,140)          244,827
   Class C                                                           (41,043)           (6,310)
   Class F                                                       (14,661,912)      (31,079,380)
   Class R                                                           (12,329)           55,114
   Class T                                                             6,456            19,668
                                                             ---------------   ---------------
Net Decrease from Capital Share Transactions                     (14,610,762)      (30,667,788)
                                                             ---------------   ---------------
Net Decrease in Net Assets                                       (14,844,828)       (9,553,375)
                                                             ---------------   ---------------

NET ASSETS

Beginning of period                                          $   123,455,844   $   133,009,219
                                                             ---------------   ---------------
End of period                                                $   108,611,016   $   123,455,844
                                                             ===============   ===============
Undistributed Net Investment Loss                            $       (31,100)  $       (35,022)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.88        $   6.68      $   8.18      $   9.24      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.03            0.05          0.05          0.06          0.13
Net realized and unrealized
 gains (losses) on securities                               (0.02)           1.20         (1.51)        (1.03)        (1.18)
                                                         ------------------------------------------------------------------
Total from investment operations                             0.01            1.25         (1.46)        (0.97)        (1.05)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.03)          (0.05)        (0.04)        (0.09)        (0.16)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.03)          (0.05)        (0.04)        (0.09)        (0.18)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.86        $   7.88      $   6.68      $   8.18      $   9.24
                                                         ==================================================================

TOTAL RETURN*                                                0.18%          18.81%       (17.85%)      (10.46%)      (10.21%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                         $  1,668        $  1,572      $  1,243      $  1,227      $    699
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.43%**         1.83%         1.89%         1.87%         1.23%
Expenses with reimbursements
 and earnings credits                                        1.43%**         1.83%         1.89%         1.87%         1.20%
Net investment income                                        0.83%**         0.63%         0.56%         0.51%         1.48%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%


*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.80        $   6.63      $   8.11      $   9.18      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.00+           0.01         (0.01)         0.01          0.10
Net realized and unrealized
 gains (losses) on securities                               (0.01)           1.17         (1.47)        (1.03)        (1.24)
                                                         ------------------------------------------------------------------
Total from investment operations                            (0.01)           1.18         (1.48)        (1.02)        (1.14)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.01)          (0.01)         0.00^        (0.05)        (0.13)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.01)          (0.01)         0.00         (0.05)        (0.15)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.78        $   7.80      $   6.63      $   8.11      $   9.18
                                                         ==================================================================

TOTAL RETURN*                                               (0.16%)         17.76%       (18.21%)      (11.13%)      (11.06%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $  1,639        $  1,647      $  1,181      $  1,484      $  1,008
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    2.17%**         2.53%         2.54%         2.50%         1.96%
Expenses with reimbursements
 and earnings credits                                        2.17%**         2.53%         2.54%         2.49%         1.93%
Net investment income (loss)                                 0.08%**        (0.08%)       (0.10%)       (0.13%)        0.71%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%


+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2002 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.69        $   6.54      $   8.04      $   9.17      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (0.00)+,~       (0.01)        (0.17)        (0.05)         0.10
Net realized and unrealized
 gains (losses) on securities                               (0.01)           1.16         (1.33)        (1.03)        (1.28)
                                                         ------------------------------------------------------------------
Total from investment operations                            (0.01)           1.15         (1.50)        (1.08)        (1.18)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.01)           0.00^         0.00         (0.05)        (0.10)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.01)           0.00          0.00         (0.05)        (0.12)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.67        $   7.69      $   6.54      $   8.04      $   9.17
                                                         ==================================================================

TOTAL RETURN*                                               (0.17%)         17.59%       (18.66%)      (11.80%)      (11.36%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $    255        $    295      $    248      $    496      $    174
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    2.29%**         2.69%         3.48%         3.96%         1.88%
Expenses with reimbursements
 and earnings credits                                        2.28%**         2.69%         3.48%         3.96%         1.86%
Net investment income (loss)                                (0.03%)**       (0.17%)       (1.05%)       (1.64%)        0.76%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%

+ NET INVESTMENT LOSS FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
~   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.29% (2004), 2.69% (2003), 3.48% (2002), 4.24% (2001), AND
    1.88% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS                           YEAR ENDED
                                            ENDED JUNE 30,                        DECEMBER 31,
                                                 2004            2003          2002          2001          2000        1999
                                            --------------    -----------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value,
 beginning of period                          $    7.88       $    6.69     $    8.20     $    9.22     $   10.47   $     12.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                              0.03            0.06          0.07          0.10          0.15          0.32
Net realized and unrealized
 gains (losses) on securities                      0.00            1.20         (1.50)        (1.02)        (1.23)        (0.61)
                                              ---------------------------------------------------------------------------------
Total from investment operations                   0.03            1.26         (1.43)        (0.92)        (1.08)        (0.29)
-------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        (0.04)          (0.07)        (0.08)        (0.10)        (0.15)        (0.32)
From net realized gains                            0.00            0.00          0.00          0.00         (0.02)        (1.11)
                                              ---------------------------------------------------------------------------------
Total distributions                               (0.04)          (0.07)        (0.08)        (0.10)        (0.17)        (1.43)
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                $    7.87       $    7.88     $    6.69     $    8.20     $    9.22   $     10.47
                                              =================================================================================

TOTAL RETURN                                       0.34%          18.96%       (17.46%)       (9.94%)      (10.44%)       (2.22%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $ 104,948       $ 119,835     $ 130,314     $ 297,068     $ 552,675   $ 1,055,825
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                          1.34%**         1.54%         1.43%         1.23%         1.08%         0.98%
Expenses with reimbursements
 and earnings credits                              1.34%**         1.54%         1.42%         1.22%         1.07%         0.97%
Net investment income                              0.91%**         0.93%         0.99%         1.20%         1.41%         2.64%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                            126%            108%          122%          111%          126%          218%

**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.86        $   6.68      $   8.18      $   9.22      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.03            0.16         (0.16)         0.09          0.18
Net realized and unrealized
 gains (losses) on securities                               (0.01)           1.05         (1.34)        (1.02)        (1.23)
                                                         ------------------------------------------------------------------
Total from investment operations                             0.02            1.21         (1.50)        (0.93)        (1.05)
---------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                  (0.04)          (0.03)         0.00         (0.11)        (0.18)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.04)          (0.03)         0.00         (0.11)        (0.20)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.84        $   7.86      $   6.68      $   8.18      $   9.22
                                                         ==================================================================

TOTAL RETURN                                                 0.20%          18.12%       (18.34%)      (10.09%)      (10.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $     59        $     72      $     11      $     14      $      1
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.39%**         2.37%         4.24%         3.07%         0.81%
Expenses with reimbursements
 and earnings credits                                        1.39%**         2.37%         4.24%         3.07%         0.80%
Net investment income (loss)                                 0.86%**         0.01%        (1.77%)       (0.75%)        1.71%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%

**  ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.52% (2004), 2.62% (2003), 19.52% (2002), 272.77% (2001),
    AND 0.81% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   8.09        $   6.88      $   8.17      $   9.21      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.02+           0.21         (0.37)         0.08          0.12
Net realized and unrealized
 gains (losses) on securities                               (0.02)           1.00         (0.92)        (1.04)        (1.22)
                                                         ------------------------------------------------------------------
Total from investment operations                             0.00            1.21         (1.29)        (0.96)        (1.10)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.02)           0.00^         0.00         (0.08)        (0.14)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.02)           0.00          0.00         (0.08)        (0.16)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   8.07        $   8.09      $   6.88      $   8.17      $   9.21
                                                         ==================================================================

TOTAL RETURN*                                               (0.03%)         17.65%       (15.79%)      (10.44%)      (10.67%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $     43        $     36      $     13      $    232      $      9
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.86%**         2.73%         2.60%         3.36%         1.32%
Expenses with reimbursements
 and earnings credits                                        1.86%**         2.73%         2.59%         3.36%         1.30%
Net investment income (loss)                                 0.38%**        (0.29%)       (0.31%)       (1.12%)        1.22%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.11% (2004), 3.18% (2003), 14.63% (2002), 18.37% (2001),
    AND 1.32% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends quarterly and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $32,135 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees incurred by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $14,383 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees incurred by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.93 to $13.34, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                          TRANSFER
                                                         AGENCY FEES
         -----------------------------------------------------------
         Class A                                           $ 1,423
         Class B                                           $ 1,346
         Class C                                           $   351
         Class R                                           $   181
         Class T                                           $   105

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency expenses pursuant to a contractual commitment. This commitment will extend through at least August 31, 2005, and will not be terminated without prior notification to the Company's board of directors. Founders also has agreed to reimburse these share classes for certain printing expenses pursuant to a contractual commitment through August 31, 2004. Founders has notified the Company's board of directors that this commitment will terminate effective September 1, 2004. For the six months ended June 30, 2004, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $137 and $61, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC is also the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $142,663 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                         DISTRIBUTION      SHAREHOLDER
                                             FEES         SERVICING FEES
         ---------------------------------------------------------------
         Class A                                N/A           $ 2,044
         Class B                            $ 6,200           $ 2,067
         Class C                            $   960           $   320
         Class T                            $    44           $    44

During the six months ended June 30, 2004, DSC retained $666 in sales commissions from the sales of Class A shares. DSC also retained $3,668 and $186 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         9/1/03 to 8/31/04                                   $ 150,000
         9/1/04 to 8/31/05                                   $ 200,000
         9/1/05 to 8/31/06                                   $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $555. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                         $ 200,959,111
         Post-October Capital Loss Deferral                 $     210,281
         Federal Tax Cost                                   $ 103,247,836
         Gross Tax Appreciation of Investments              $   9,001,157
         Gross Tax Depreciation of Investments              $  (1,423,172)
         Net Tax Appreciation                               $   7,577,985

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                        SIX MONTHS ENDED                        YEAR ENDED
                                                         JUNE 30, 2004                       DECEMBER 31, 2003
                                                   SHARES             AMOUNT             SHARES              AMOUNT
CLASS A

Sold                                                   36,661     $      292,922             42,130     $      310,574
Dividends or Distributions Reinvested                     889     $        6,985              1,330     $        9,742
Redeemed                                              (24,878)    $     (197,701)           (29,893)    $     (222,023)
                                               -----------------------------------------------------------------------
Net Increase                                           12,672     $      102,206             13,567     $       98,293
                                               =======================================================================

CLASS B

Sold                                                   31,268     $      242,819             76,899     $      556,448
Dividends or Distributions Reinvested                     151     $        1,171                138     $          971
Redeemed                                              (31,984)    $     (248,130)           (44,160)    $     (312,592)
                                               -----------------------------------------------------------------------
Net Increase (Decrease)                                  (565)    $       (4,140)            32,877     $      244,827
                                               =======================================================================

CLASS C

Sold                                                   10,850     $       83,237             18,745     $      122,311
Dividends or Distributions Reinvested                      21     $          164                  2     $           10
Redeemed                                              (15,979)    $     (124,444)           (18,304)    $     (128,631)
                                               -----------------------------------------------------------------------
Net Increase (Decrease)                                (5,108)    $      (41,043)               443     $       (6,310)
                                               =======================================================================

CLASS F

Sold                                                  633,133     $    5,006,301          2,774,685     $   19,677,956
Dividends or Distributions Reinvested                  63,802     $      502,428            164,539     $    1,202,840
Redeemed                                           (2,560,369)    $  (20,170,641)        (7,225,827)    $  (51,960,176)
                                               -----------------------------------------------------------------------
Net Decrease                                       (1,863,434)    $  (14,661,912)        (4,286,603)    $  (31,079,380)
                                               =======================================================================

CLASS R

Sold                                                        0     $            0              7,391     $       55,000
Dividends or Distributions Reinvested                      34     $          266                 15     $          114
Redeemed                                               (1,611)    $      (12,595)                (0)    $           (0)
                                               -----------------------------------------------------------------------
Net Increase (Decrease)                                (1,577)    $      (12,329)             7,406     $       55,114
                                               =======================================================================

CLASS T

Sold                                                    4,604     $       36,727              2,530     $       19,657
Dividends or Distributions Reinvested                      11     $           87                  1     $           11
Redeemed                                               (3,776)    $      (30,358)                (0)    $           (0)
                                               -----------------------------------------------------------------------
Net Increase                                              839     $        6,456              2,531     $       19,668
                                               =======================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $65,119,267 and $70,566,468, respectively. Purchases and sales of long-term U.S. government obligations were $3,694,848 and $1,974,958, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank

DREYFUS FOUNDERS BALANCED FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                    A-636-BAL-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
DISCOVERY FUND

INVESTMENT UPDATE
JUNE 30, 2004

DISCOVERY FUND IS CLOSED TO NEW INVESTORS.
PLEASE SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION.


[DREYFUS FOUNDERS FUNDS LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                3
Statement of Investments                          10
Statement of Assets and Liabilities               15
Statement of Operations                           17
Statements of Changes in Net Assets               18
Financial Highlights                              19
Notes to Financial Statements                     25

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The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

            NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF BRADLEY C. ORR & JAMES (J.D.) PADGETT]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS BRADLEY C. ORR, CFA, LEFT, AND JAMES (J.D.) PADGETT, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, the Dreyfus Founders Discovery Fund underperformed its benchmark, the Russell 2000 Growth Index, which posted a total return of 5.68% for the period.

WHAT FACTORS AFFECTED THE INVESTING ENVIRONMENT DURING THE SIX-MONTH PERIOD?

Market performance was relatively strong in the first quarter of 2004, as low interest rates and solid corporate profit growth extended the market rally that began in early 2003. In the second quarter, however, fears about rising interest rates and surging oil prices, in conjunction with persistent geopolitical uncertainty, lead to significant investor trepidation. During the second quarter, the Russell 2000 Growth Index experienced its deepest intra-quarter contraction since the start of the current rally, declining 12% from April 5 to May 17. However, the Index did fully recover from its May low, and closed in positive territory by a slight margin for the second quarter overall.

During the six-month period ended June 30, small-cap stocks outperformed large-cap stocks, as the Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

[SIDENOTE]

"FOR THE YEAR-TO-DATE PERIOD, LARGER MARKET CAPITALIZATION STOCKS WITHIN THE RUSSELL 2000 GROWTH INDEX OUTPERFORMED THEIR SMALLER PEERS, AND THE STOCKS OF MONEY-LOSING COMPANIES IN THE INDEX UNDERPERFORMED STOCKS OF MORE PROFITABLE COMPANIES."

increased 2.74% and the Standard & Poor's 500 Index increased 3.44%, both lagging the 5.68% return of the Russell 2000 Growth Index. In addition, value stocks outperformed growth stocks, as was illustrated by the strong advance of the Russell 2000 Value Index--up 7.83% over the same six-month period.

   The first half of 2004 also saw the strong micro-cap and low quality biases that helped drive the market's advance in 2003 begin to subside. Hence, for the year-to-date period, larger market capitalization stocks within the Russell 2000 Growth Index outperformed their smaller peers, and the stocks of money-losing companies in the Index underperformed stocks of more profitable companies.

MESSRS. ORR AND PADGETT, WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AFTER ASSUMING MANAGEMENT RESPONSIBILITIES IN APRIL?

Despite the portfolio management transition, the investment philosophy of our team remains largely unchanged. We will continue to utilize our bottom-up research process to uncover companies we believe are capable of posting strong future earnings growth and that are valued attractively relative to their potential growth rates and peer groups.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 2000 Value Index measures the performance of stocks of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

[SIDENOTE]

PERFORMANCE HIGHLIGHTS

- The first half of 2004 saw the strong micro-cap and low quality biases that helped drive the market's advance in 2003 begin to subside.

- The portfolio consisted of 107 stocks at the end of April, down from 119 at the beginning of the year, and that number was further reduced to 93 stocks as of the end of June.

- The Fund benefited from a significantly underweight position and strong stock selection in the lagging financials sector.

- Stock selection in the telecommunication services sector was also a positive contributor to the Fund's relative performance.

- The Fund's holdings in the healthcare sector underperformed as a group for the period.

- Although relative weightings in the consumer staples, industrials and information technology sectors proved to be positive during the period, poor stock selection within these sectors counteracted the gains earned through sector allocation.

   From a portfolio composition standpoint, probably the most notable change since April has been the continuing consolidation in the number of Fund holdings. Upon assuming portfolio management responsibilities for the Fund, we worked to reduce the number of positions held, thereby more tightly focusing our analytical efforts. The portfolio consisted of 107 stocks at the end of April, down from 119 at the beginning of the year, and that number was further reduced to 93 stocks as of the end of June. Many smaller positions, which can sometimes require disproportionate attention, were liquidated and the proceeds were used to increase position sizes in the stocks where our enthusiasm level was the highest. That said, the total percentage of the portfolio invested across the top 10 holdings has not changed dramatically from the 18% range since April.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

The Fund benefited from a significantly underweight position and strong stock selection in the lagging financials sector.

   Stock selection in the telecommunication services sector was also a positive contributor to the Fund's relative performance. PTEK HOLDINGS, INC., a provider of conferencing and messaging services, was primarily responsible for the outperformance in this sector, after the company reported strong first quarter results and raised its guidance based on new product introductions and a re-acceleration in the growth rate for its legacy product lines.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  Fairmont Hotels & Resorts, Inc. (FHR)                              2.13%
2.  Ptek Holdings, Inc. (PTEK)                                         2.04%
3.  Insight Enterprises, Inc. (NSIT)                                   1.92%
4.  SFBC International, Inc. (SFCC)                                    1.91%
5.  Altiris, Inc. (ATRS)                                               1.86%
6.  National-Oilwell, Inc. (NOI)                                       1.76%
7.  Polycom, Inc. (PLCM)                                               1.75%
8.  Medicis Pharmaceutical Corporation Class A (MRX)                   1.73%
9.  Hughes Supply, Inc. (HUG)                                          1.72%
10. Choice Hotels International, Inc. (CHH)                            1.69%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE
DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL
1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   While the Fund was slightly underweight in the energy sector, which had a modest negative effect on relative performance during the six-month period, this was more than offset by positive stock selection within the sector. Holdings such as oilfield services company NATIONAL-OILWELL, INC. appreciated over the period due in part to increased contracting activity in many of the company's international markets. QUICKSILVER RESOURCES, INC., an exploration and production company focused on unconventional reservoirs such as coal-bed methane, also appreciated as the company continued to demonstrate successful development of its unique opportunities.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                    YEAR-TO-     1          5         10     SINCE
CLASS (Inception Date)               DATE       YEAR      YEARS     YEARS  INCEPTION
CLASS A SHARES (12/31/99)
 With sales charge  (5.75%)          (1.59%)    20.15%       --        --    (8.25%)
 Without sales charge                 4.42%     27.47%       --        --    (7.03%)

CLASS B SHARES (12/31/99)
 With redemption*                    (0.02%)    22.24%       --        --    (8.23%)
 Without redemption                   3.98%     26.24%       --        --    (7.85%)

CLASS C SHARES (12/31/99)
 With redemption**                    2.98%     25.28%       --        --    (7.83%)
 Without redemption                   3.98%     26.28%       --        --    (7.83%)

CLASS F SHARES (12/29/89)             4.46%     27.48%     2.06%    12.13%   13.36%

CLASS R SHARES (12/31/99)             4.60%     27.87%       --        --    (6.78%)

CLASS T SHARES (12/31/99)
 With sales charge (4.50%)           (0.41%)    21.31%       --        --    (8.39%)
 Without sales charge                 4.27%     27.04%       --        --    (7.45%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+Total return is not annualized.

   The Fund's holdings in the healthcare sector underperformed as a group for the period; however, some sector holdings such as SFBC INTERNATIONAL, INC. and FISHER SCIENTIFIC INTERNATIONAL, INC. proved to be standout performers for the Fund. SFBC, a contract research organization for the pharmaceutical industry, benefited from the continued strong pace of drug development activity in the industry. Fisher Scientific, a supplier of clinical laboratory equipment, posted strong gains as it announced a large acquisition that was viewed as a good strategic fit.

   Other notable positive contributors to the Fund's relative performance included hotel franchiser CHOICE HOTELS INTERNATIONAL, INC. and musical instrument retailer GUITAR CENTER, INC. Choice Hotels appreciated along with the recovery in occupancy rates in the lodging industry, which led to better-than-expected operating performance. Guitar Center posted robust same-store sales growth in the first quarter, which pushed earnings estimates significantly higher.

WHAT MANAGEMENT DECISIONS HINDERED FUND PERFORMANCE DURING THE PERIOD?

Poor individual performers in the consumer discretionary sector were a drag on Fund performance during the six-month period, including such names as PERFORMANCE FOOD GROUP COMPANY. The company was negatively impacted by higher costs and lower productivity associated with new product rollouts. In addition, middle-market radio station operator CUMULUS MEDIA, INC. was hurt by investor fears that advertising dollars are migrating away from traditional channels, such as radio, to Internet-based venues.

[CHART]

PORTFOLIO COMPOSITION

Information Technology               23.63%
Consumer Discretionary               22.63%
Healthcare                           20.86%
Industrials                          18.33%
Energy                                3.94%
Financials                            2.32%
Consumer Staples                      2.05%
Telecommunications Services           2.04%
Materials                             1.34%
Cash & Equivalents                    2.86%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Negative contributors in the healthcare sector included pharmaceutical issue TARO PHARMACEUTICALS INDUSTRIES LIMITED, hospice care provider Odyssey HealthCare, Inc., and SELECT MEDICAL CORPORATION, an operator of long-term acute care hospitals. Taro Pharmaceuticals reported disappointing first quarter results due to both lower-than-expected revenue from new over-the-counter products as well as higher costs to market those products. Odyssey declined in the first quarter after reporting disappointing results and giving forward guidance that fell short of analyst expectations. Select Medical was surprised by a potentially negative regulatory proposal from an important standards body.

   Although the Fund's relative weightings in the consumer staples, industrials and information technology sectors proved to be positive during the period, poor stock selection within these sectors counteracted the gains earned through sector allocation. Within the industrials sector, KVH Industries, Inc., a manufacturer of digital defense navigation products and consumer communication satellite tracking technology, fell significantly in the first quarter after disclosing delays in closing a large defense order as well as a slower than previously expected ramp up in a new consumer-related product. Within the information technology sector, Fairchild Semiconductor Corporation declined based on growing investor concern that the semiconductor cycle was beginning to reach its peak.

   Our strategy for the Fund remains consistent. We will continue to emphasize companies that we think have higher quality characteristics such as sustainable earnings growth, reasonable valuations and effective management teams. We are satisfied with the progress we have made in keeping the Fund relatively fully invested while at the same time consolidating the number of holdings. We believe that a more tightly focused analytical effort may benefit our research process. We are both pleased to be managing the Dreyfus Founders Discovery Fund, and will work hard to earn the trust of the Fund's shareholders.


/s/ Bradley C. Orr                       /s/ James (J.D.) Padgett

Bradley C. Orr, CFA                      James (J.D.) Padgett, CFA
Co-Portfolio Manager                     Co-Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--90.5%
AIR FREIGHT & LOGISTICS--1.6%
    174,200    Forward Air Corporation*                              $  6,515,071
    337,270    Pacer International, Inc.*                               6,239,495
                                                                     ------------
                                                                       12,754,566
                                                                     ------------
ALTERNATIVE CARRIERS--2.0%
  1,380,945    Ptek Holdings, Inc.*                                    15,922,296
                                                                     ------------
APPAREL RETAIL--1.6%
    260,375    Aeropostale, Inc.*                                       7,006,691
    262,475    Hot Topic, Inc.*                                         5,378,113
                                                                     ------------
                                                                       12,384,804
                                                                     ------------
APPLICATION SOFTWARE--3.1%
    527,380    Altiris, Inc.*                                          14,560,962
    104,050    Ansys, Inc.*                                             4,890,350
    428,725    Concur Technologies, Inc.*                               4,587,358
                                                                     ------------
                                                                       24,038,670
                                                                     ------------
BROADCASTING & CABLE TV--1.1%
    529,525    Cumulus Media, Inc.*                                     8,901,315
                                                                     ------------
BUILDING PRODUCTS--1.5%
    301,405    Trex Company, Inc.*                                     11,378,039
                                                                     ------------
CASINOS & GAMING--2.3%
    215,375    GTECH Holdings Corporation                               9,974,016
    170,025    Station Casinos, Inc.                                    8,229,210
                                                                     ------------
                                                                       18,203,226
                                                                     ------------
COMMUNICATIONS EQUIPMENT--5.3%
    227,225    Avocent Corporation*                                     8,348,247
    144,195    Harris Corporation                                       7,317,896
    612,400    Polycom, Inc.*                                          13,723,884
    976,180    Powerwave Technologies, Inc.*                            7,516,586
  1,551,309    Stratex Networks, Inc.*                                  4,576,362
                                                                     ------------
                                                                       41,482,975
                                                                     ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
    285,450    Wabtec Corporation                                       5,149,518
                                                                     ------------
DIVERSIFIED COMMERCIAL SERVICES--2.6%
    183,485    Asset Acceptance Capital Corporation*                    3,119,245
    328,750    Corinthian Colleges, Inc.*                               8,133,275
    281,810    Education Management Corporation*                        9,260,277
                                                                     ------------
                                                                       20,512,797
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
    249,375    AMETEK, Inc.                                             7,705,688
    329,825    Artesyn Technologies, Inc.*                              2,968,425
                                                                     ------------
                                                                       10,674,113
                                                                     ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
    444,610    Aeroflex, Inc.*                                          6,371,261
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--1.3%
    399,375    RadiSys Corporation*                                  $  7,416,394
    221,450    TTM Technologies, Inc.*                                  2,624,183
                                                                     ------------
                                                                       10,040,577
                                                                     ------------
EMPLOYMENT SERVICES--1.5%
    440,040    Gevity HR, Inc.                                         11,524,648
                                                                     ------------
ENVIRONMENTAL SERVICES--1.1%
    163,615    Stericycle, Inc.*                                        8,465,440
                                                                     ------------
FOOD DISTRIBUTORS--0.7%
    211,900    Performance Food Group Company*                          5,623,826
                                                                     ------------
GENERAL MERCHANDISE STORES--1.0%
    279,060    Tuesday Morning Corporation*                             8,092,740
                                                                     ------------
HEALTHCARE DISTRIBUTORS--2.3%
    226,375    Fisher Scientific International, Inc.*                  13,073,156
     80,736    Henry Schein, Inc.*                                      5,097,671
                                                                     ------------
                                                                       18,170,827
                                                                     ------------
HEALTHCARE EQUIPMENT--1.6%
    256,200    I-Flow Corporation*                                      3,038,532
    262,255    Integra LifeSciences Holdings*                           9,249,734
                                                                     ------------
                                                                       12,288,266
                                                                     ------------
HEALTHCARE FACILITIES--1.5%
    862,555    Select Medical Corporation                              11,575,488
                                                                     ------------
HEALTHCARE SERVICES--2.8%
    245,400    eResearch Technology, Inc.*                              6,871,200
    477,502    SFBC International, Inc.*                               14,960,138
                                                                     ------------
                                                                       21,831,338
                                                                     ------------
HEALTHCARE SUPPLIES--0.7%
    343,005    Merit Medical Systems, Inc.*                             5,464,070
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--1.4%
    499,155    Sonic Solutions*                                        10,607,044
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--3.0%
    263,625    Choice Hotels International, Inc.                       13,223,430
    320,110    Gaylord Entertainment Company*                          10,048,253
                                                                     ------------
                                                                       23,271,683
                                                                     ------------
INDUSTRIAL MACHINERY--1.2%
    235,950    Actuant Corporation*                                     9,199,691
                                                                     ------------
INTERNET SOFTWARE & SERVICES--1.2%
    833,475    Digitas, Inc.*                                           9,193,229
                                                                     ------------
IT CONSULTING & OTHER SERVICES--1.0%
    369,745    CIBER, Inc.*                                             3,039,304
    624,920    Lionbridge Technologies, Inc.*                           4,780,638
                                                                     ------------
                                                                        7,819,942
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
LEISURE FACILITIES--1.2%
    441,125    Life Time Fitness, Inc.*                              $  9,263,625
                                                                     ------------
LEISURE PRODUCTS--2.3%
    632,992    Marvel Enterprises, Inc.*                               12,356,004
    117,700    Polaris Industries, Inc.                                 5,649,600
                                                                     ------------
                                                                       18,005,604
                                                                     ------------
MANAGED HEALTHCARE--1.1%
    180,325    Amerigroup Corporation*                                  8,871,990
                                                                     ------------
OFFICE SERVICES & SUPPLIES--0.8%
    222,300    Herman Miller, Inc.                                      6,433,362
                                                                     ------------
OIL & GAS EQUIPMENT & SERVICES--3.0%
     53,625    Carbo Ceramics, Inc.                                     3,659,906
    437,595    National-Oilwell, Inc.*                                 13,779,867
    635,225    Superior Energy Services, Inc.*                          6,384,011
                                                                     ------------
                                                                       23,823,784
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
    104,800    Quicksilver Resources, Inc.*                             7,028,936
                                                                     ------------
PHARMACEUTICALS--8.4%
    281,775    Andrx Corporation*                                       7,869,976
    577,955    Impax Laboratories, Inc.*                               11,200,768
    338,627    Medicis Pharmaceutical Corporation Class A              13,528,149
    395,890    MGI Pharma, Inc.*                                       10,692,989
    365,500    Salix Pharmaceuticals Limited*                          12,043,225
    239,200    Taro Pharmaceutical Industries Limited*                 10,405,200
                                                                     ------------
                                                                       65,740,307
                                                                     ------------
PUBLISHING--1.0%
    126,820    Getty Images, Inc.*                                      7,609,200
                                                                     ------------
REGIONAL BANKS--0.8%
    136,990    Southwest Bancorporation of Texas, Inc.                  6,043,999
                                                                     ------------
RESTAURANTS--2.8%
    392,137    Rare Hospitality International, Inc.*                    9,764,211
    208,694    Red Robin Gourmet Burgers, Inc.*                         5,711,955
    236,910    Ruby Tuesday, Inc.                                       6,503,180
                                                                     ------------
                                                                       21,979,346
                                                                     ------------
SEMICONDUCTOR EQUIPMENT--2.3%
    498,795    Brooks Automation, Inc.*                                10,050,719
    717,630    Entegris, Inc.*                                          8,302,979
                                                                     ------------
                                                                       18,353,698
                                                                     ------------
SEMICONDUCTORS--4.0%
    328,525    Actel Corporation*                                       6,077,713
    228,970    OmniVision Technologies, Inc.*                           3,652,072
    530,475    Semtech Corporation*                                    12,487,382
    302,415    Sigmatel, Inc.*                                          8,788,180
                                                                     ------------
                                                                       31,005,347
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.9%
    145,600    Valspar Corporation                                   $  7,344,064
                                                                     ------------
SPECIALTY STORES--4.2%
    205,955    Advance Auto Parts, Inc.*                                9,099,092
    293,350    Guitar Center, Inc.*                                    13,045,275
    325,625    PETCO Animal Supplies, Inc.*                            10,488,381
                                                                     ------------
                                                                       32,632,748
                                                                     ------------
STEEL--0.4%
    298,400    Graftech International Limited*                          3,121,264
                                                                     ------------
SYSTEMS SOFTWARE--1.4%
    433,025    Macrovision Corporation*                                10,838,616
                                                                     ------------
TECHNOLOGY DISTRIBUTORS--1.9%
    847,561    Insight Enterprises, Inc.*                              15,052,683
                                                                     ------------
THRIFTS & MORTGAGE FINANCE--1.5%
    351,850    BankAtlantic Bancorp, Inc.                               6,491,633
    401,725    NewAlliance Bancshares, Inc.*                            5,608,081
                                                                     ------------
                                                                       12,099,714
                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS--2.7%
    130,895    Fastenal Company                                         7,438,763
    228,850    Hughes Supply, Inc.                                     13,486,131
                                                                     ------------
                                                                       20,924,894
                                                                     ------------
TRUCKING--2.6%
    184,450    J.B. Hunt Transport Services, Inc.                       7,116,081
    177,150    Knight Transportation, Inc.*                             5,089,520
    277,945    Overnite Corporation                                     8,171,583
                                                                     ------------
                                                                       20,377,184
                                                                     ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$624,836,480)                                                  707,492,754
                                                                     ------------

COMMON STOCKS (FOREIGN)--6.7%
AIR FREIGHT & LOGISTICS--0.8%
    114,040    UTI Worldwide, Inc. (VI)                                 6,008,768
                                                                     ------------
BIOTECHNOLOGY--0.7%
    286,375    QLT, Inc. (CA)*                                          5,733,228
                                                                     ------------
HEALTHCARE EQUIPMENT--1.1%
    163,200    ResMed, Inc. (AU)*                                       8,316,672
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--2.1%
    619,435    Fairmont Hotels & Resorts, Inc. (CA)                    16,693,773
                                                                     ------------
PHARMACEUTICALS--0.7%
    256,240    Angiotech Pharmaceuticals, Inc. (CA)*                    5,163,236
                                                                     ------------
SOFT DRINKS--1.3%
    321,400    Cott Corporation (CA)*                                  10,413,360
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$46,099,638)                                                    52,329,037
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

UNITS                                                                MARKET VALUE
---------------------------------------------------------------------------------
RIGHTS AND WARRANTS--0.0%
COMMERCIAL PRINTING--0.0%
      2,368    American Banknote Corporation Warrants, expire 2007*  $          0
      2,368    American Banknote Corporation Warrants, expire 2007*             2
                                                                     ------------
                                                                                2
                                                                     ------------
TOTAL RIGHTS AND WARRANTS
(COST--$0)                                                                      2
                                                                     ------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.0%
OTHER DIVERSIFIED FINANCIAL SERVICES--5.0%
$10,000,000    American Express Company
               1.25% 7/2/04                                         $   9,999,653
 29,300,000    Merrill Lynch & Company
               1.45% 7/1/04                                            29,300,000
                                                                    -------------
                                                                       39,299,653
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$39,299,653)                                          39,299,653
                                                                    -------------
TOTAL INVESTMENTS--102.2%
(TOTAL COST--$710,235,771)                                            799,121,446
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(2.2%)                                  (17,254,611)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 781,866,835
                                                                    =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
   AU - AUSTRALIA
   CA - CANADA
   VI - VIRGIN ISLANDS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $   710,235,771
                                                                  ---------------
Investment securities, at market                                      799,121,446
Cash                                                                    1,980,581
Receivables:
   Investment securities sold                                           7,819,970
   Capital shares sold                                                    460,683
   Dividends                                                               76,131
   Other                                                                   46,698
                                                                  ---------------
Total Assets                                                          809,505,509
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                     25,805,768
   Capital shares redeemed                                                653,020
   Advisory fees                                                          524,546
   Shareholder servicing fees                                              60,208
   Accounting fees                                                         33,487
   Distribution fees                                                      256,403
   Transfer agency fees                                                    64,679
   Custodian fees                                                           2,445
   Other                                                                  238,118
                                                                  ---------------
Total Liabilities                                                      27,638,674
                                                                  ---------------

Net Assets                                                        $   781,866,835
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $ 1,088,968,202
Accumulated net investment loss                                       (4,767,042)
Accumulated net realized loss from security transactions            (391,220,000)
Net unrealized appreciation on investments                             88,885,675
                                                                  ---------------
Total                                                             $   781,866,835
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A

Net Assets                                                        $    73,066,766
Shares Outstanding                                                      2,686,984
Net Asset Value, Redemption Price Per Share                       $         27.19
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         28.85

CLASS B

Net Assets                                                        $    20,074,697
Shares Outstanding                                                        768,540
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         26.12

CLASS C

Net Assets                                                        $     7,354,946
Shares Outstanding                                                        281,387
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         26.14

CLASS F

Net Assets                                                        $   605,012,278
Shares Outstanding                                                     22,295,331
Net Asset Value, Offering and Redemption Price Per Share          $         27.14

CLASS R

Net Assets                                                        $    74,704,931
Shares Outstanding                                                      2,713,369
Net Asset Value, Offering and Redemption Price Per Share          $         27.53

CLASS T

Net Assets                                                        $     1,653,217
Shares Outstanding                                                         62,053
Net Asset Value, Redemption Price Per Share                       $         26.64
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         27.90

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       773,331
Interest                                                                   94,817
Foreign taxes withheld                                                    (6,103)
                                                                  ---------------
Total Investment Income                                                   862,045
                                                                  ---------------
EXPENSES

Advisory fees--Note 2                                                   3,323,794
Shareholder servicing fees--Note 2                                        322,355
Accounting fees--Note 2                                                   211,243
Distribution fees--Note 2                                                 828,059
Transfer agency fees--Note 2                                              493,371
Registration fees                                                          45,333
Postage and mailing expenses                                               43,905
Custodian fees and expenses--Note 2                                         8,279
Printing expenses                                                          39,415
Legal and audit fees                                                       54,020
Directors' fees and expenses--Note 2                                       72,723
Other expenses                                                             93,176
                                                                  ---------------
   Total Expenses                                                       5,535,673
   Earnings Credits                                                        (4,887)
   Reimbursed/Waived Expenses                                                (879)
                                                                  ---------------
   Net Expenses                                                         5,529,907
                                                                  ---------------
Net Investment Loss                                                    (4,667,862)
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain on Security Transactions                             73,421,873
Net Change in Unrealized Appreciation/Depreciation of Investments     (34,342,644)
                                                                  ---------------
Net Realized and Unrealized Gain                                       39,079,229
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $    34,411,367
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 SIX MONTHS ENDED   YEAR ENDED
                                                                     6/30/04         12/31/03
OPERATIONS
Net Investment Loss                                               $  (4,667,862)   $  (9,085,288)
Net Realized Gain on Security Transactions                           73,421,873       13,930,958
Net Change in Unrealized Appreciation/Depreciation
 of Investments                                                     (34,342,644)     218,611,635
                                                                  -------------    -------------
Net Increase in Net Assets Resulting from Operations                 34,411,367      223,457,305
                                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                           (9,586,224)      (9,822,554)
   Class B                                                           (1,752,190)      (3,591,234)
   Class C                                                           (1,309,613)      (1,821,877)
   Class F                                                          (60,913,710)     (36,105,693)
   Class R                                                            6,330,348        5,799,244
   Class T                                                             (212,368)          68,669
                                                                  -------------    -------------
Net Decrease from Capital Share Transactions                        (67,443,757)     (45,473,445)
                                                                  -------------    -------------
Net Increase (Decrease) in Net Assets                               (33,032,390)     177,983,860
                                                                  -------------    -------------

NET ASSETS
Beginning of period                                               $ 814,899,225    $ 636,915,365
                                                                  -------------    -------------
End of period                                                     $ 781,866,835    $ 814,899,225
                                                                  =============    =============

Accumulated Net Investment Loss                                   $  (4,767,042)   $     (99,180)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     26.04       $     19.09     $     28.50     $     34.79     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.15)+           (0.36)          (0.31)          (0.17)          (0.03)
Net realized and unrealized gains
 (losses) on securities                           1.30              7.31           (9.10)          (6.02)          (3.45)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.15              6.95           (9.41)          (6.19)          (3.48)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     27.19       $     26.04     $     19.09     $     28.50     $     34.79
                                           =============================================================================

TOTAL RETURN*                                     4.42%            36.41%         (33.02%)        (17.78%)         (8.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    73,067       $    79,630     $    67,184     $   117,773     $   131,298
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.35%**           1.50%           1.35%           1.19%           1.24%
Expenses with reimbursements
 and earnings credits                             1.35%**           1.50%           1.35%           1.18%           1.20%
Net investment loss                              (1.13%)**         (1.25%)         (1.08%)         (0.58%)         (0.21%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     25.12       $     18.60     $     28.03     $     34.49     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.26)+           (0.81)          (0.69)          (0.45)          (0.21)
Net realized and unrealized gains (losses)
 on securities                                    1.26              7.33           (8.74)          (5.91)          (3.57)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.00              6.52           (9.43)          (6.36)          (3.78)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     26.12       $     25.12     $     18.60     $     28.03     $     34.49
                                           =============================================================================

TOTAL RETURN*                                     3.98%            35.05%         (33.64%)        (18.43%)         (8.92%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    20,075       $    21,009     $    18,804     $    35,845     $    50,883
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         2.24%**           2.56%           2.26%           1.97%           1.97%
Expenses with reimbursements
 and earnings credits                             2.24%**           2.56%           2.26%           1.96%           1.94%
Net investment loss                              (2.03%)**         (2.31%)         (1.98%)         (1.35%)         (1.02%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     25.14       $     18.60     $     28.05     $     34.51     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.26)+           (0.94)          (0.86)          (0.48)          (0.19)
Net realized and unrealized gains
 (losses) on securities                           1.26              7.48           (8.59)          (5.88)          (3.57)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.00              6.54           (9.45)          (6.36)          (3.76)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     26.14       $     25.14     $     18.60     $     28.05     $     34.51
                                           =============================================================================

TOTAL RETURN*                                     3.98%            35.16%         (33.69%)        (18.42%)         (8.87%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)           $     7,355       $     8,352     $     7,794     $    17,031     $    25,275
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         2.23%**           2.52%           2.27%           1.98%           1.97%
Expenses with reimbursements
 and earnings credits                             2.23%**           2.52%           2.26%           1.96%           1.94%
Net investment loss                              (2.02%)**         (2.28%)         (1.99%)         (1.36%)         (1.01%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS                                         YEAR ENDED
                                      ENDED JUNE 30,                                     DECEMBER 31,
                                          2004               2003           2002            2001            2000          1999
                                      --------------     -------------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of
 period                                $     25.98       $     19.04     $     28.45     $     34.74     $     40.86   $     24.37
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment loss                          (0.15)+           (0.35)          (0.36)          (0.20)          (0.07)        (0.08)
Net realized and unrealized gains
 (losses) on securities                       1.31              7.29           (9.05)          (5.99)          (3.44)        22.72
                                       -------------------------------------------------------------------------------------------
Total from investment operations              1.16              6.94           (9.41)          (6.19)          (3.51)        22.64
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00              0.00            0.00            0.00            0.00          0.00
From net realized gains                       0.00              0.00            0.00           (0.10)          (2.61)        (6.15)
                                       -------------------------------------------------------------------------------------------
Total distributions                           0.00              0.00            0.00           (0.10)          (2.61)        (6.15)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $     27.14       $     25.98     $     19.04     $     28.45     $     34.74   $     40.86
                                       ===========================================================================================

TOTAL RETURN                                  4.46%            36.45%         (33.08%)        (17.81%)         (8.26%)       94.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $   605,012       $   638,880     $   498,970     $   847,330     $ 1,066,003   $   806,152
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     1.37%**           1.53%           1.41%           1.25%           1.28%         1.46%
Expenses with reimbursements
 and earnings credits                         1.36%**           1.53%           1.40%           1.24%           1.25%         1.45%
Net investment loss                          (1.15%)**         (1.29%)         (1.13%)         (0.64%)         (0.46%)       (0.96%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       104%              130%            128%            110%            108%          157%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     26.32       $     19.23     $     28.64     $     34.87     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     (0.12)+           (0.17)          (0.18)          (0.08)           0.00++
Net realized and unrealized gains
 (losses) on securities                           1.33              7.26           (9.23)          (6.05)          (3.40)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.21              7.09           (9.41)          (6.13)          (3.40)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     27.53       $     26.32     $     19.23     $     28.64     $     34.87
                                           =============================================================================

TOTAL RETURN                                      4.60%            36.87%         (32.86%)        (17.57%)         (7.98%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    74,705       $    65,240     $    42,872     $    61,163     $     4,693
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.08%**           1.21%           1.10%           0.95%           0.96%
Expenses with reimbursements
 and earnings credits                             1.08%**           1.21%           1.10%           0.94%           0.93%
Net investment income (loss)                     (0.86%)**         (0.96%)         (0.82%)         (0.38%)          0.01%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

++ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     25.55       $     18.79     $     28.24     $     34.69     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.19)+           (0.31)          (0.54)          (0.33)          (0.09)
Net realized and unrealized gains
 (losses) on securities                           1.28              7.07           (8.91)          (6.02)          (3.49)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.09              6.76           (9.45)          (6.35)          (3.58)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     26.64       $     25.55     $     18.79     $     28.24     $     34.69
                                           =============================================================================

TOTAL RETURN*                                     4.27%            35.98%         (33.46%)        (18.30%)         (8.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $     1,653       $     1,788     $     1,291     $     2,341     $     1,908
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.66%**           1.91%           2.06%           1.83%           1.48%
Expenses with reimbursements
 and earnings credits                             1.66%**           1.90%           2.06%           1.82%           1.44%
Net investment loss                              (1.44%)**         (1.66%)         (1.79%)         (1.24%)         (0.50%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $189,328 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees incurred by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $81,232 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees incurred by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                              TRANSFER
                                                             AGENCY FEES
         ---------------------------------------------------------------
         Class A                                              $ 16,896
         Class B                                              $ 19,699
         Class C                                              $  7,047
         Class R                                              $  8,618
         Class T                                              $    908

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $718,714 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                 N/A          $  95,134
         Class B                            $ 77,638          $  25,879
         Class C                            $ 29,540          $   9,847
         Class T                            $  2,167          $   2,167

During the six months ended June 30, 2004, DSC retained $1,052 and $4 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $35,705 and $859 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                  $  150,000
         9/1/04 to 8/31/05                                  $  200,000
         9/1/05 to 8/31/06                                  $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $879. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                         $  455,702,028
         Federal Tax Cost                                   $  713,989,331
         Gross Tax Appreciation of Investments              $  136,106,325
         Gross Tax Depreciation of Investments              $  (50,974,210)
         Net Tax Appreciation                               $   85,132,115

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                  SIX MONTHS ENDED                     YEAR ENDED
                                    JUNE 30, 2004                    DECEMBER 31, 2004
                                SHARES         AMOUNT             SHARES          AMOUNT
CLASS A

Sold                            436,031    $   11,869,659        1,201,496    $   27,097,339
Redeemed                       (807,416)   $  (21,455,883)      (1,662,688)   $  (36,919,893)
                             ---------------------------------------------------------------
Net Decrease                   (371,385)   $   (9,586,224)        (461,192)   $   (9,822,554)
                             ===============================================================

CLASS B

Sold                              3,770    $       96,811           10,129    $      212,967
Redeemed                        (71,567)   $   (1,849,001)        (184,783)   $   (3,804,201)
                             ---------------------------------------------------------------
Net Decrease                    (67,797)   $   (1,752,190)        (174,654)   $   (3,591,234)
                             ===============================================================

CLASS C

Sold                              3,972    $      102,599           21,413    $      428,341
Redeemed                        (54,879)   $   (1,412,212)        (108,035)   $   (2,250,218)
                             ---------------------------------------------------------------
Net Decrease                    (50,907)   $   (1,309,613)         (86,622)   $   (1,821,877)
                             ===============================================================

CLASS F

Sold                          2,369,039    $   63,952,977        5,367,437    $  117,439,063
Redeemed                     (4,661,054)   $ (124,866,687)      (6,981,197)   $ (153,544,756)
                             ---------------------------------------------------------------
Net Decrease                 (2,292,015)   $  (60,913,710)      (1,613,760)   $  (36,105,693)
                             ===============================================================

CLASS R

Sold                            438,650    $   11,818,112          500,330    $   11,153,199
Redeemed                       (203,547)   $   (5,487,764)        (251,484)   $   (5,353,955)
                             ---------------------------------------------------------------
Net Increase                    235,103    $    6,330,348          248,846    $    5,799,244
                             ===============================================================

CLASS T

Sold                              8,690    $      227,469           18,394    $      420,952
Redeemed                        (16,610)   $     (439,837)         (17,137)   $     (352,283)
                             ---------------------------------------------------------------
Net Increase (Decrease)          (7,920)   $     (212,368)           1,257    $       68,669
                             ===============================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $352,745,594 and $429,031,390, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004 the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank

                       This page intentionally left blank

DREYFUS FOUNDERS DISCOVERY FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                    A-636-DIS-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
GOVERNMENT SECURITIES FUND

DREYFUS FOUNDERS
MONEY MARKET FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Government Securities Fund Management Overview                3

Government Securities Fund Statement of Investments           7

Money Market Fund Statement of Investments*                   9

Statements of Assets and Liabilities                         11

Statements of Operations                                     12

Statements of Changes in Net Assets                          13

Government Securities Fund Financial Highlights              14

Money Market Fund Financial Highlights                       15

Notes to Financial Statements                                16

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website. To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Funds reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


*This report includes financial information for the Money Market Fund as of June 30, 2004, but does not include a discussion of Fund performance.

   The views expressed herein are current to the date of this report. The views and the composition of the Funds' portfolios are subject to change at any time based on market and other conditions. The amounts of the Funds' holdings as of June 30, 2004 are included in the Statements of Investments.

           NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

GOVERNMENT SECURITIES FUND
MANAGEMENT OVERVIEW

[PHOTO OF MARGARET DANUSER]

A DISCUSSION WITH PORTFOLIO MANAGER MARGARET DANUSER

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, Dreyfus Founders Government Securities Fund fell 0.21%, underperforming its benchmark, the Lehman Brothers U.S. Government Composite Index, which returned -0.12%.

WHAT BOND MARKET DYNAMICS AFFECTED THE FUND DURING THE SIX-MONTH PERIOD?

The first quarter of the year saw bond yields fall despite signs of improving economic fundamentals. The Treasury markets rallied as the labor market continued to lag, with few new jobs added during the first quarter. Other factors influencing the first quarter rally included Japanese currency intervention policies, an accommodative and patient Federal Reserve, and the March 11 terrorist attack in Spain.

   The bond market, and Treasuries in particular, had a strong first quarter with the Lehman Brothers Aggregate Bond Index gaining 2.65%. Yields fell across the curve with this positive price performance, and the two- to 10-year yield curve flattened to 2.26% at the end of the first quarter, down from 2.43% at 2003's year-end. This flattening of the yield curve was primarily due to

The Lehman Brothers Aggregate Bond Index is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The total return figures cited for this index do not reflect the costs of managing a mutual fund.

[SIDENOTE]

"THE TREASURY MARKET SUFFERED ITS WORST PERFORMANCE IN ALMOST 25 YEARS WITH A DRAMATIC RISE IN INTEREST RATES DURING THE PERIOD."

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Government Securities Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers.

The Lehman Brothers U.S. Government Composite Index reflects the performance of public obligations of the U.S. Treasury with a remaining maturity of one year or more and publicly issued debt of U.S. Government agencies and quasi-federal corporations. The total return figures cited for this index do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

   CLASS F SHARES            YEAR-TO-       1        5       10       SINCE
   INCEPTION DATE              DATE+      YEAR     YEARS    YEARS   INCEPTION
   ---------------------------------------------------------------------------
   3/1/88                     (0.21%)    (1.70%)   5.68%    5.50%      5.95%

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes.

+ Total return is not annualized.

longer-dated Treasuries gaining more than shorter-dated Treasuries, as the 10-year Treasury bond had its largest quarterly advance since 2002. Treasuries outperformed the largest sectors of the credit markets, both the mortgage-backed securities market and the high-grade corporate bond sector. Agency and supranational securities slightly outperformed Treasuries during the first quarter of 2004.

   However, the bond market reversed course during the second quarter and the Treasury market suffered its worst performance in almost 25 years with a dramatic rise in interest rates during the period. The yield on the two-year Treasury rose 1.10% during the second quarter, while the 10-year Treasury yield rose 0.75%.

   Second quarter fixed-income markets were influenced by stronger economic data and speculation that the Federal Reserve would soon reverse its accommodative monetary policy by raising short-term interest rates. Bond yields rose across the yield curve in anticipation of the Federal Reserve's move. When the interest rates were raised 25 basis points on June 30, the first time in four years, the bond market rallied in relief.

WHAT MANAGEMENT DECISIONS MOST IMPACTED FUND PERFORMANCE DURING THE PERIOD?

The Fund performed admirably during the first quarter as interest rates fell. The Fund's exposure to the Treasury Inflation-Protected Securities (TIPS) market and lack of concentrated holdings in the mortgage market boosted performance as TIPS performed well while mortgages lagged. However, an underweight position in mortgage holdings hurt the Fund during the second quarter of 2004, as mortgages only fell 1.13% compared to the -2.97% and -3.13% returns for the Lehman Brothers U.S. Government Composite and U.S. Treasury Composite Indices respectively. Higher interest rates slowed mortgage prepayments, boosting mortgage performance. In addition, TIPS fell 3.11%(1) during the second quarter.

   The Fund reduced its exposure to longer-dated maturities throughout the first half of 2004 as longer-dated issues underperformed shorter-duration securities during the period. The Fund's duration fell slightly from 3.08 years on December 31, 2003 to 3.06 years on June 30, 2004. The Fund added fixed-rate mortgage exposure during the latter part of the second quarter.

   The Fund held a slightly overweight relative position in high-grade corporate bonds during the period. Corporates outperformed Treasuries during the first quarter, as the Lehman Brothers Corporate Bond Index returned 3.27% compared to the Lehman Brothers U.S. Treasury Composite Index, which returned 3.06%. Spreads remained stable and the short end of the corporate sector outperformed the long end. However, an overweight position in the corporate sector proved detrimental as spreads widened slightly during the second half of the period.

In conclusion, we will closely monitor our exposure to the yield curve and continue to monitor our securities positions. We will continue to seek investment opportunities among high-quality bonds all along the yield curve.


/s/ Margaret Danuser


Margaret Danuser
Portfolio Manager


(1) Source: Merrill Lynch U.S. Treasury Inflation Linked Index

   The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed-rate, non-convertible, dollar-denominated, SEC-registered, investment-grade corporate debt. The Lehman Brothers U.S. Treasury Composite Index is composed of all public obligations of the U.S. Treasury, excluding certain securities, that have at least one year to maturity and an outstanding par value of at least $100 million. The total return figures cited for these indexes do not reflect the costs of managing a mutual fund.

   The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--83.3%
AGENCY PASS THROUGH--3.4%
$    344,947   U.S. Small Business Administration Series 10-A
               6.64% 2/1/11                                         $    366,048
                                                                    ------------
GOVERNMENT SPONSORED ENTERPRISES--49.2%
               Federal Home Loan Bank:
     150,000   5.40% 10/25/06                                            157,329
     495,000   5.625% 2/15/08                                            525,992
     355,000   7.125% 2/15/05                                            366,566
               Federal National Mortgage Association:
     300,000   1.05% 9/15/04 Discount Note                               299,160
     400,000   5.36% 11/29/11 Callable 11/29/04                          403,072
     150,000   5.75% 2/15/08                                             159,839
     300,000   6.00% 5/15/08                                             323,127
     300,000   6.625% 10/15/07                                           327,123
     250,000   7.125% 6/15/10                                            283,813
     500,000   Private Export Funding Corporation
               3.40% 2/15/08                                             493,925
               Tennessee Valley Authority:
     500,000   4.75% 8/1/13                                              487,860
     500,000   5.375% 11/13/08                                           526,395
     350,000   7.125% 5/1/30                                             406,746
     500,000   U.S. Department of Housing & Urban Development
               2.97% 8/1/07                                              491,555
                                                                    ------------
                                                                       5,252,502
                                                                    ------------
MORTGAGE-BACKED SECURITIES: FHLMC/FNMA/SPONSORED--1.8%
      29,022   Federal Home Loan Mortgage Corporation
               7.50% 11/1/29 Pool #C32819                                 31,277
               Federal National Mortgage Association:
      62,635   6.50% 10/1/31 Pool #596063                                 65,319
      84,342   7.00% 3/1/12 Pool #373543                                  89,605
                                                                    ------------
                                                                         186,201
                                                                    ------------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--3.4%
               Government National Mortgage Association:
     196,101   6.00% 1/15/33 Pool #563709                                201,296
     156,549   6.50% 5/15/26 Pool #417388                                164,480
                                                                    ------------
                                                                         365,776
                                                                    ------------
U.S. TREASURY NOTES--25.5%
               U.S. Treasury Inflation Index Note:
     238,199   3.375% 1/15/12                                            263,925
     432,024   3.50% 1/15/11                                             479,736
     229,244   3.875% 1/15/09                                            255,598
               U.S. Treasury Note:
     400,000   6.00% 8/15/09                                             439,548
     500,000   6.25% 2/15/07                                             540,315
     500,000   6.50% 8/15/05                                             523,945
     200,000   7.00% 7/15/06                                             216,696
                                                                    ------------
                                                                       2,719,763
                                                                    ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST--$8,653,981)                                                  $  8,890,290
                                                                    ------------
GOVERNMENT BONDS (FOREIGN)--4.5%
CAD  305,000   Province of Quebec
               6.50% 12/1/05 (CA)                                        238,081
CAD  305,000   Province of Saskatchewan
               6.00% 6/1/06 (CA)                                         238,466
                                                                    ------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST--$407,387)                                                         476,547
                                                                    ------------
SUPRANATIONAL OBLIGATIONS--1.9%
$    200,000   International Bank for Reconstruction & Development
               4.00% 1/10/05                                             202,368
                                                                    ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(COST--$200,578)                                                         202,368
                                                                    ------------
CORPORATE BONDS (DOMESTIC)--5.1%
DIVERSIFIED COMMERCIAL SERVICES--5.1%
     500,000   Stanford University
               6.16% 4/30/11                                             544,217
                                                                    ------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$500,000)                                                         544,217
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISE DISCOUNT NOTE--5.6%
$    600,000   Federal National Mortgage Association
               1.20% 7/1/04                                         $    600,000
                                                                    ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISE DISCOUNT NOTE
(AMORTIZED COST--$600,000)                                               600,000
                                                                    ------------
TOTAL INVESTMENTS--100.4%
(TOTAL COST--$10,361,946)                                             10,713,422
                                                                    ------------
OTHER ASSETS AND LIABILITIES--(0.4%)                                     (43,136)
                                                                    ------------
NET ASSETS--100.0%                                                  $ 10,670,286
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

   CA - CANADA

MONEY MARKET FUND
STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

PRINCIPAL AMOUNT                                                 AMORITIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--23.7%
$  1,000,000   Federal Farm Credit Bureau
               1.16% 12/13/04                                       $    994,683
               Federal National Mortgage Association:
   1,805,000   1.08% 9/17/04                                           1,800,776
   1,300,000   1.11% 7/9/04                                            1,299,679
     950,000   1.11% 9/1/04                                              948,184
   1,800,000   1.16% 10/6/04                                           1,794,374
   1,000,000   1.17% 7/14/04                                             999,578
     500,000   1.29% 12/10/04                                            497,098
   1,000,000   1.30% 12/10/04                                            994,150
                                                                    ------------
TOTAL U.S. AGENCY DISCOUNT NOTES
(AMORTIZED COST--$9,328,522)                                           9,328,522
                                                                    ------------
CORPORATE SHORT-TERM NOTES--76.3%
AGRICULTURAL PRODUCTS--1.3%
     500,000   Golden Peanut Company LLC
               1.30% 8/20/04                                             499,097
                                                                    ------------
AIR FREIGHT & LOGISTICS--2.8%
   1,100,000   United Parcel Service, Inc.
               1.01% 7/1/04                                            1,100,000
                                                                    ------------
AUTOMOBILE MANUFACTURERS--4.1%
   1,600,000   Toyota Motor Credit Corporation
               1.03% 7/2/04                                            1,599,954
                                                                    ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.5%
               Paccar Financial Corporation:
     800,000   1.24% 9/1/04                                              798,292
   1,000,000   2.00% 2/23/05                                             986,833
                                                                    ------------
                                                                       1,785,125
                                                                    ------------
CONSUMER ELECTRONICS--2.5%
   1,000,000   Sharp Electronics Corporation
               1.10% 7/1/04                                            1,000,000
                                                                    ------------
CONSUMER FINANCE--4.3%
   1,700,000   Household Finance Corporation
               1.09% 7/13/04                                           1,699,401
                                                                    ------------
DISTILLERS & VINTNERS--2.0%
     800,000   Diageo Capital PLC
               1.25% 7/12/04+                                            799,694
                                                                    ------------
DIVERSIFIED CHEMICALS--3.1%
   1,200,000   E.I. du Pont de Nemours and Company
               1.10% 7/8/04                                            1,199,743
                                                                    ------------
HOUSEHOLD APPLIANCES--4.6%
   1,800,000   Stanley Works, Inc.
               1.25% 7/27/04+                                          1,798,375
                                                                    ------------
HOUSEHOLD PRODUCTS--2.8%
   1,100,000   Procter & Gamble Company
               1.10% 7/12/04+                                          1,099,630
                                                                    ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                 AMORITIZED COST
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.1%
               General Electric Capital Corporation:
$    700,000   1.10% 8/25/04                                        $    698,824
   1,300,000   1.29% 11/2/04                                           1,294,223
                                                                    ------------
                                                                       1,993,047
                                                                    ------------
MULTI-LINE INSURANCE--6.6%
   1,400,000   American Family Financial Services
               1.05% 7/7/04                                            1,399,755
   1,200,000   American General Finance Corporation
               1.26% 7/6/04                                            1,199,790
                                                                    ------------
                                                                       2,599,545
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--12.2%
   1,600,000   Morgan Stanley
               1.12% 7/22/04                                           1,598,955
               National Rural Utilities Cooperative Finance
               Corporation:
     700,000   1.17% 7/8/04                                              699,841
   1,000,000   1.20% 7/19/04                                             999,400
   1,500,000   Verizon Network Funding
               1.21% 7/20/04                                           1,499,042
                                                                    ------------
                                                                       4,797,238
                                                                    ------------
PHARMACEUTICALS--3.0%
   1,200,000   Eli Lilly and Company
               1.40% 10/4/04+                                          1,195,567
                                                                    ------------
SOFT DRINKS--3.0%
   1,200,000   PepsiCo, Inc.
               1.28% 7/21/04+                                          1,199,147
                                                                    ------------
SPECIAL PURPOSE ENTITY--14.4%
   1,800,000   Ciesco LLC
               1.39% 8/30/04+                                          1,795,830
   2,000,000   MetLife Funding
               1.07% 7/14/04                                           1,999,226
               Nestle Capital Corporation:
   1,000,000   1.07% 8/10/04+                                            998,811
     900,000   1.26% 9/14/04+                                            897,638
                                                                    ------------
                                                                       5,691,505
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$30,057,068)                                         30,057,068
                                                                    ------------
TOTAL INVESTMENTS--100.0%
(TOTAL AMORTIZED COST--$39,385,590)                                   39,385,590
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.0%                                        14,730
                                                                    ------------
NET ASSETS--100.0%                                                  $ 39,400,320
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

                                                                    GOVERNMENT          MONEY
                                                                 SECURITIES FUND     MARKET FUND
ASSETS

Investment securities, at cost                                   $    10,361,946   $    39,385,590
                                                                 ---------------   ---------------
Investment securities, at market                                      10,713,422        39,385,590
Cash                                                                      49,761           114,337
Receivables:
  Capital shares sold                                                        976            14,239
  Interest                                                               135,415                 0
  Other                                                                   73,634            47,694
                                                                 ---------------   ---------------
Total Assets                                                          10,973,208        39,561,860
                                                                 ---------------   ---------------

LIABILITIES

Payables and other accrued liabilities:
  Investment securities purchased                                        200,544                 0
  Capital shares redeemed                                                  1,946            83,800
  Advisory fees                                                            3,043            14,826
  Shareholder servicing fees                                               2,580             6,625
  Accounting fees                                                            242               904
  Distribution fees                                                          714                 0
  Transfer agency fees                                                       888               189
  Custodian fees                                                             288               908
  Other                                                                   90,795            54,084
  Dividends                                                                1,882               204
                                                                 ---------------   ---------------
Total Liabilities                                                        302,922           161,540
                                                                 ---------------   ---------------

Net Assets                                                       $    10,670,286   $    39,400,320
                                                                 ===============   ===============

COMPOSITION OF NET ASSETS:

Capital (par value and paid-in surplus)                          $    10,505,264   $    39,400,088
Undistributed net investment income (loss)                                (1,143)           19,665
Accumulated net realized loss
 from security transactions                                             (185,340)          (19,433)
Net unrealized appreciation on investments
 and foreign currency translation                                        351,505                 0
                                                                 ---------------   ---------------
Total                                                            $    10,670,286   $    39,400,320
                                                                 ===============   ===============

CLASS F

Net Assets                                                       $    10,670,286   $    39,400,320
Shares Outstanding                                                     1,083,294        39,400,320
Net Asset Value, Offering
 and Redemption Price Per Share                                  $          9.85   $          1.00

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

                                                                    GOVERNMENT          MONEY
                                                                 SECURITIES FUND     MARKET FUND
INVESTMENT INCOME

Interest                                                         $       248,209   $       225,847
                                                                 ---------------   ---------------
Total Investment Income                                                  248,209           225,847
                                                                 ---------------   ---------------

EXPENSES

Advisory fees--Note 2                                                     37,576           104,930
Shareholder servicing fees--Note 2                                        10,257            33,929
Accounting fees--Note 2                                                    3,449            12,505
Distribution fees--Note 2                                                 14,452                 0
Transfer agency fees--Note 2                                               2,386             7,535
Registration fees                                                          6,681             7,549
Postage and mailing expenses                                               1,439             2,242
Custodian fees and expenses--Note 2                                          700             1,395
Printing expenses                                                          2,744             4,604
Legal and audit fees                                                         765             3,501
Directors' fees and expenses--Note 2                                       1,316             5,441
Other expenses                                                             2,971             8,543
                                                                 ---------------   ---------------
   Total Expenses                                                         84,736           192,174
   Earnings Credits                                                         (354)             (427)
   Reimbursed/Waived Expenses                                            (32,083)          (17,097)
                                                                 ---------------   ---------------
   Net Expenses                                                           52,299           174,650
                                                                 ---------------   ---------------
Net Investment Income                                                    195,910            51,197
                                                                 ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
   Security Transactions                                                  19,220                 0
   Foreign Currency Transactions                                            (364)                0
                                                                 ---------------   ---------------
Net Realized Gain                                                         18,856                 0
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                        (224,605)                0
                                                                 ---------------   ---------------
Net Realized and Unrealized Loss                                        (205,749)                0
                                                                 ---------------   ---------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                                 $        (9,839)  $        51,197
                                                                 ===============   ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    GOVERNMENT                            MONEY
                                                                  SECURITIES FUND                       MARKET FUND
                                                            SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
                                                          ENDED 6/30/04        12/31/03       ENDED 6/30/04        12/31/03
OPERATIONS

Net Investment Income                                    $       195,910   $       488,915   $        51,197   $       184,429
Net Realized Gain                                                 18,856           224,498                 0                 0
Net Change in Unrealized
 Appreciation/Depreciation
 of Investments and
 Foreign Currency
 Translation                                                    (224,605)         (401,425)                0                 0
                                                         ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations                                                  (9,839)          311,988            51,197           184,429
                                                         ---------------   ---------------   ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From Net Investment
 Income
   Class F                                                      (195,910)         (493,892)          (51,197)         (184,429)
                                                         ---------------   ---------------   ---------------   ---------------
Net Decrease from
 Dividends and
 Distributions                                                  (195,910)         (493,892)          (51,197)         (184,429)
                                                         ---------------   ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS

Net Decrease from Capital
 Share Transactions--Note 4
  Class F                                                     (1,932,690)       (2,327,336)       (5,693,623)  $   (14,992,067)
                                                         ---------------   ---------------   ---------------   ---------------
Net Decrease in Net Assets                                    (2,138,439)       (2,509,240)       (5,693,623)      (14,992,067)

NET ASSETS

Beginning of Period                                      $    12,808,725   $    15,317,965   $    45,093,943   $    60,086,010
                                                         ---------------   ---------------   ---------------   ---------------
End of Period                                            $    10,670,286   $    12,808,725   $    39,400,320   $    45,093,943
                                                         ===============   ===============   ===============   ===============
Undistributed Net
 Investment Income (Loss)                                $        (1,143)  $        (1,143)  $        19,665   $        19,665

   SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                        SIX MONTHS                                     YEAR ENDED
                                      ENDED JUNE 30,                                  DECEMBER 31,
                                           2004             2003           2002           2001           2000          1999
                                      --------------    -----------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $     10.04      $     10.18    $      9.55    $      9.41    $      8.96    $    9.74
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                         0.17             0.34           0.38           0.45           0.47         0.42
Net realized and unrealized gains
 (losses) on securities                      (0.19)           (0.14)          0.63           0.14           0.45        (0.78)
                                       ----------------------------------------------------------------------------------------
Total from investment operations             (0.02)            0.20           1.01           0.59           0.92        (0.36)
-------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                   (0.17)           (0.34)         (0.38)         (0.45)         (0.47)       (0.42)
From net realized gains                       0.00             0.00           0.00           0.00           0.00^        0.00
                                       ----------------------------------------------------------------------------------------
Total distributions                          (0.17)           (0.34)         (0.38)         (0.45)         (0.47)       (0.42)
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $      9.85      $     10.04    $     10.18    $      9.55    $      9.41    $    8.96
                                       ========================================================================================

TOTAL RETURN                                 (0.21%)           2.03%         10.86%          6.37%         10.57%       (3.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $    10,670      $    12,809    $    15,318    $    11,967    $    10,384    $  13,276
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     0.91%**          0.95%          0.93%          1.00%          1.35%        1.35%
Expenses with reimbursements
 and earnings credits                         0.90%**          0.94%          0.92%          0.98%          1.29%        1.31%
Net investment income                         3.39%**          3.36%          3.90%          4.67%          5.13%        4.47%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                        22%              52%            28%            73%            88%         127%

^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.47% (2004), 1.50% (2003), 1.48% (2002), 1.50% (2001), 1.55% (2000) AND 1.53% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                        SIX MONTHS                                     YEAR ENDED
                                      ENDED JUNE 30,                                  DECEMBER 31,
                                           2004             2003           2002           2001           2000          1999
                                      --------------    -----------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $      1.00      $      1.00    $      1.00    $      1.00    $      1.00    $    1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                         0.00+            0.00+          0.01           0.03           0.05         0.04
Net realized and unrealized gains
 (losses) on securities                       0.00             0.00           0.00           0.00           0.00         0.00
                                       ----------------------------------------------------------------------------------------
Total from investment operations              0.00             0.00           0.01           0.03           0.05         0.04
-------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00^            0.00^         (0.01)         (0.03)         (0.05)       (0.04)
From net realized gains                       0.00             0.00           0.00           0.00           0.00         0.00
                                       ----------------------------------------------------------------------------------------
Total distributions                           0.00             0.00          (0.01)         (0.03)         (0.05)       (0.04)
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $      1.00      $      1.00    $      1.00    $      1.00    $      1.00    $    1.00
                                       ========================================================================================

TOTAL RETURN                                  0.12%            0.34%          0.98%          3.40%          5.62%        4.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $    39,400      $    45,094    $    60,086    $    75,928    $   103,953    $  92,866
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     0.84%**          0.83%          0.80%          0.79%          0.87%        0.91%
Expenses with reimbursements
 and earnings credits                         0.83%**          0.83%          0.80%          0.79%          0.84%        0.89%
Net investment income                         0.24%**          0.35%          0.98%          3.38%          5.54%        4.30%

+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 0.92% (2004), 0.91% (2003), 0.87% (2002), 0.84% (2001), 0.87% (2000) AND 0.91% (1999).

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds. All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Government Securities Fund and Dreyfus Founders Money Market Fund (individually, a "Fund" and collectively, the "Funds"). The Funds offer Class F shares. The following significant accounting policies have been consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATIONS--The Company's board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities. If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Funds may invest at least a portion of their assets in foreign securities. In the event a Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is, if any, recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve them from all income taxes. The Funds are treated as separate tax entities for federal income tax purposes.

INVESTMENT INCOME--Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends are declared daily and paid monthly from net investment income, and capital gains (if any) are distributed annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of the Company's general expenses based on the relative net assets or the number of shareholder accounts of each Fund. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Funds. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Funds compensate Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the respective Fund's net assets. The fee is 0.65% of the first $250 million of net assets, and 0.50% of the net assets in excess of $250 million for Government Securities Fund and 0.50% of the first $250 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $250 million of net assets and 0.35% of the net assets in excess of $750 million for Money Market Fund.

Founders has agreed to waive the portion of its management fee for the Government Securities Fund that exceeds 0.35% of the first $250 million of average net assets and 0.20% of the average net assets in excess of $250 million. Founders has also agreed to waive the portion of its management fee for the Money Market Fund that exceeds 0.45% of the first $250 million of average net assets, 0.40% of the next $250 million of average net assets, 0.35% of the next $250 million of average net assets, and 0.30% of average net assets in excess of $750 million. These waivers will extend through at least August 31, 2005, and will not be terminated without prior notice to the Company's board of directors. During the six months ended June 30, 2004, Founders waived $17,343 and $10,493 for Government Securities Fund and Money Market Fund, respectively.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. Each Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account of the Fund considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Government Securities Fund and Money Market Fund were charged $10,257 and $33,929, respectively, pursuant to this Shareholder Services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for the Funds. With the exception of out-of-pocket charges, the fees charged by DTI are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Funds. During the six months ended June 30, 2004, Government Securities Fund and Money Market Fund were charged $2,164 and $7,535, respectively, for out-of-pocket transfer agent charges.

DISTRIBUTION PLAN--DSC also is the distributor of the Funds' shares.
Government Securities Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, Government Securities Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, $12,868 in expenses eligible for reimbursement under the plan were absorbed by Founders, which resulted in the Fund paying 0.03% under this plan. The 12b-1 fees for Government Securities Fund in excess of those needed to compensate third parties for distributing the Fund or servicing Fund shareholders will continue to be absorbed by Founders through at least August 31, 2005. This commitment will not be terminated without prior notice to the Company's board of directors.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of each Fund on the first $500 million, 0.04% of the average daily net assets of each Fund on the next $500 million and 0.02% of the average daily net assets of each Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed the fees payable under the Funds' prior fee schedule and to the extent they exceed Founders' costs in providing the services. The prior fee schedule was computed at the annual rate of 0.06% of the average daily net assets of the Company's ten series, taken as a whole, from $0 to $500 million and 0.02% of the net assets of the Company's ten series, taken as a whole, in excess of $500 million, plus reasonable out-of-pocket expenses. The prior fee was allocated to each of the series on a pro rata basis based on relative average daily net assets. During the six months ended June 30, 2004, Founders waived $1,769 and $6,416 for Government Securities Fund and Money Market Fund, respectively.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Funds. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Funds held by the custodian. The custodian has also agreed to a fee waiver for the Company during the time periods and in the amounts set forth below:

          TIME PERIOD                                AMOUNT OF WAIVER
          -----------------------------------------------------------
          9/1/03 to 8/31/04                              $ 150,000
          9/1/04 to 8/31/05                              $ 200,000
          9/1/05 to 8/31/06                              $ 200,000

The fee waiver is allocated among all series funds of the Company in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the fee waivers for Government Securities Fund and Money Market Fund were $103 and $188, respectively. The amounts paid to Mellon were reduced by these fee waiver amounts.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Company's ten series. The amount paid to the director under the plan will be determined based upon the performance of the selected series. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Funds.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Funds, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Funds must satisfy under the income tax regulations and losses or tax deductions the Funds may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. The capital loss carryovers for Government Securities Fund expire between December 31, 2004 and December 31, 2008. The capital loss carryovers for Money Market Fund expire between December 31, 2007 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

                                                         GOVERNMENT           MONEY
                                                      SECURITIES FUND      MARKET FUND
          ----------------------------------------------------------------------------
          Undistributed Ordinary Income                 $        296      $     27,331
          Accumulated Capital Losses                    $    204,196      $     19,433
          Federal Tax Cost                              $ 10,361,946      $ 39,385,590
          Gross Tax Appreciation of Investments         $    424,540      $          0
          Gross Tax Depreciation of Investments         $    (73,064)     $          0
          Net Tax Appreciation                          $    351,476      $          0

4. CAPITAL SHARE TRANSACTIONS

Government Securities Fund is authorized to issue 100 million shares of $0.01 par value capital stock. Money Market Fund is authorized to issue 2 billion shares of $0.01 par value capital stock. Transactions in shares of the Funds for the periods indicated were as follows:

                                                   SIX MONTHS ENDED                       YEAR ENDED
                                                     JUNE 30, 2004                     DECEMBER 31, 2003
                                               SHARES            AMOUNT            SHARES            AMOUNT
GOVERNMENT SECURITIES FUND--CLASS F

Sold                                             59,657      $      599,649          330,747     $    3,348,390
Dividends or Distributions Reinvested            18,353      $      183,362           45,955     $      466,139
Redeemed                                       (270,824)     $   (2,715,701)        (605,978)    $   (6,141,865)
                                            -------------------------------------------------------------------
Net Decrease                                   (192,814)     $   (1,932,690)        (229,276)    $   (2,327,336)
                                            ===================================================================

MONEY MARKET FUND--CLASS F

Sold                                         12,272,529      $   12,272,529       15,049,068     $   15,049,068
Dividends or Distributions Reinvested            49,544      $       49,544          179,077     $      179,077
Redeemed                                    (18,015,696)     $  (18,015,696)     (30,220,212)    $  (30,220,212)
                                            -------------------------------------------------------------------
Net Decrease                                 (5,693,623)     $   (5,693,623)     (14,992,067)    $  (14,992,067)
                                            ===================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government obligations for the six months ended June 30, 2004 were $312,609 and $564,046, respectively, for Government Securities Fund.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Funds did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS FUNDS
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2004, is available through the Funds' website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                    A-636-GMM-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                      3

Statement of Investments                                10

Statement of Assets and Liabilities                     15

Statement of Operations                                 17

Statements of Changes in Net Assets                     18

Financial Highlights                                    19

Notes to Financial Statements                           25

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website. To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the first half of 2004, the Dreyfus Founders Growth Fund trailed the return of its primary benchmark, the Russell 1000 Growth Index, which returned 2.74% for the six-month period.

PLEASE DESCRIBE THE BROAD MARKET AND ECONOMIC ENVIRONMENT IN WHICH THE FUND PERFORMED.

For the six-month period ended June 30, 2004, the equity markets focused on macroeconomic issues, both global and local. Among the greatest causes of apprehension during the period were the war on terrorism, higher oil prices, the expected increase in interest rates and domestic politics. Geopolitical instability in the Middle East continued, not only adding to investor unease, but also to the risk premium of world oil prices. Concerns that the United States' economy was slowing its pace beyond expectations also added to market volatility. The anticipation of the Federal Reserve raising the federal funds rate also provided a more difficult environment for the equity markets than in recent quarters, and the upcoming closely contested U.S. Presidential race played into heightened concerns as well. The culmination of these factors provided no real direction in the equity markets; the only discernible direction evidenced was in the move toward more defensive stocks and away from the financial services sector during the second half of the period.

[SIDENOTE]

"THE ANTICIPATION OF THE FEDERAL RESERVE RAISING THE FEDERAL FUNDS RATE ALSO PROVIDED A MORE DIFFICULT ENVIRONMENT FOR THE EQUITY MARKETS THAN IN RECENT QUARTERS."

     PERFORMANCE HIGHLIGHTS

     - Among the greatest causes of apprehension during the period were the war on terrorism, higher oil prices, the expected increase in interest rates and domestic politics.

     - The most compelling investment opportunity during the period was found in the information technology sector. Although overall stock selection reduced the positive impact the Fund's overweight position held in this sector, specific information technology-related holdings did boost relative Fund performance for the period.

     - For the first half of 2004, holdings in the consumer staples sector also exhibited compelling growth and aided Fund performance as compared to the Index.

     - Stocks chosen for inclusion in the Fund from the materials sector proved to be detrimental to the Fund's relative performance.

     - The industrials sector also proved to be a burden to relative Fund performance. An underweight position in this sector, paired with poor stock selection, drove this sector to be one of the worst contributors to the Fund's relative return.


WHERE DID YOU FIND THE MOST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

The most compelling investment opportunity during the period was found in the information technology sector. Although overall stock selection reduced the positive impact the Fund's overweight position held in this sector, specific information technology-related holdings did boost relative Fund performance for the period. APPLE COMPUTER, INC. performed well due to the popularity of its consumer-related MP3 products, the I-Pod and I-Pod Mini. AUTODESK, INC., a company offering solutions for the building design, infrastructure management, manufacturing, digital media and wireless data services industries, showed solid execution as well, contributing positively to the Fund's first-half performance.

   For the first half of 2004, holdings in the consumer staples sector also exhibited compelling growth and aided Fund performance as compared to the Index. Stock selection in this sector was the biggest boon to performance, as holdings such as ESTEE LAUDER COMPANIES, INC. performed well through superior revenue and earnings growth owing to the continued increase in consumer demand, both domestically and internationally.

   The Fund was able to capitalize on the overall performance of the energy sector during the first half of 2004, which benefited from the increasing energy price environment, due to the Fund being slightly overweight relative to its benchmark.

   Although the Fund's position in the consumer discretionary sector did not garner positive relative results overall, select holdings in this sector proved to be the best performers for the period. ROYAL CARIBBEAN CRUISES LIMITED, retailer NORDSTROM, INC. and Mandalay Resort Group all benefited from an increase in consumer demand. Royal Caribbean's excellent product positioning led to strong stock performance, and made it the Fund's top performer during the period. Nordstrom benefited from a rebound in consumer demand for higher-end retail items.

   Industrials-related holding GENERAL ELECTRIC COMPANY also aided performance in spite of the sector's negative relative contribution.

     LARGEST EQUITY HOLDINGS (ticker symbol)

       1.  General Electric Company (GE)                      4.56%
       2.  SPDR Trust Series 1 (SPY)                          4.51%
       3.  Microsoft Corporation (MSFT)                       4.15%
       4.  Cisco Systems, Inc. (CSCO)                         2.79%
       5.  Pfizer, Inc. (PFE)                                 2.50%
       6.  Intel Corporation (INTC)                           2.11%
       7.  Royal Caribbean Cruises Limited (RCL)              2.07%
       8.  Walt Disney Company (DIS)                          2.03%
       9.  Kohl's Corporation (KSS)                           1.94%
      10.  Gillette Company (G)                               1.88%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/94 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                        YEAR-TO-       1           5          10        SINCE
   CLASS (INCEPTION DATE)                DATE+       YEAR        YEARS       YEARS    INCEPTION
   --------------------------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
    With sales charge (5.75%)            (4.43%)      8.41%        --          --      (14.84%)
    Without sales charge                  1.43%      15.06%        --          --      (13.71%)

   CLASS B SHARES (12/31/99)
    With redemption*                     (2.95%)     10.15%        --          --      (14.64%)
    Without redemption                    1.05%      14.15%        --          --      (14.33%)

   CLASS C SHARES (12/31/99)
    With redemption**                     0.05%      13.18%        --          --      (14.37%)
    Without redemption                    1.05%      14.18%        --          --      (14.37%)

   CLASS F SHARES (1/5/62)                1.42%      15.26%     (8.32%)      7.69%        N/A

   CLASS R SHARES (12/31/99)              1.62%      15.52%        --          --      (13.49%)

   CLASS T SHARES (12/31/99)
    With sales charge (4.50%)            (3.32%)      9.46%        --          --      (15.23%)
    Without sales charge                  1.27%      14.56%        --          --      (14.35%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+Total return is not annualized.

WHERE DID YOU FIND THE LEAST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

During the first six months of 2004, the least compelling area of investment was found in the materials sector. Stocks chosen for inclusion in the Fund from the materials sector proved to be detrimental to the Fund's relative performance.

   The industrials sector also proved to be a burden to relative Fund performance. An underweight position in this sector, paired with poor stock selection, drove this sector to be one of the worst contributors to the Fund's relative return, with names such as UNION PACIFIC CORPORATION underperforming for the period.

   The healthcare sector also hindered relative Fund performance during the half. A significantly underweight position along with weak stock selection prevented the Fund from posting a stronger return in this sector compared to the Index.

   Although the information technology sector was one of the largest positive contributors to Fund performance on a relative basis, some information technology names weighed on the sector's overall performance. INTEL CORPORATION experienced

[CHART]

     PORTFOLIO COMPOSITION

      Information Technology   31.43%
      Consumer Discretionary   17.05%
      Industrials              11.33%
      Financials               10.97%
      Healthcare                9.54%
      Consumer Staples          7.99%
      Energy                    1.09%
      Materials                 1.00%
      Other                     4.49%
      Cash & Equivalents        5.11%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

sluggish sales and earnings trends during the period. VERITAS SOFTWARE CORPORATION and ORACLE CORPORATION each saw a drop in share price, which ultimately affected relative Fund performance.

   As was previously mentioned, although some of the Fund's holdings in the consumer discretionary sector proved beneficial to performance, the poor performance of consumer discretionary stocks in general detracted from this positive contribution. The Fund's worst performer for the period, lower-end retailer KOHL'S CORPORATION, experienced sluggish sales and earnings trends. As a result, the stock lagged the broader market and had a negative impact on relative Fund performance. VIACOM, INC. and COX COMMUNICATIONS, INC. also declined as the cable industry overall suffered during the first six months of the year.

   Materials holding Newmont Mining Corporation also underperformed during the period.


At the end of the period, the Fund was positioned for a potential improvement in the economic environment. We will continue to employ our fundamental-based investment strategy of selecting stocks that we believe will post superior revenue and earnings growth rates at valuations that make sense.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--89.8%
AIR FREIGHT & LOGISTICS--1.1%
     63,100    FedEx Corporation                                     $  5,154,627
                                                                     ------------
AIRLINES--1.3%
     94,835    Northwest Airlines Corporation*                          1,054,565
    306,425    Southwest Airlines Company                               5,138,747
                                                                     ------------
                                                                        6,193,312
                                                                     ------------
ALUMINUM--1.0%
    146,725    Alcoa, Inc.                                              4,846,327
                                                                     ------------
APPLICATION SOFTWARE--1.3%
    142,722    Autodesk, Inc.                                           6,109,929
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
    156,850    Janus Capital Group, Inc.                                2,586,457
                                                                     ------------
BIOTECHNOLOGY--1.1%
     72,185    Amgen, Inc.*                                             3,939,135
     22,550    Biogen Idec, Inc.*                                       1,426,288
                                                                     ------------
                                                                        5,365,423
                                                                     ------------
BROADCASTING & CABLE TV--2.1%
    203,358    Comcast Corporation Special Class A*                     5,614,714
    166,725    Cox Communications, Inc. Class A*                        4,633,288
                                                                     ------------
                                                                       10,248,002
                                                                     ------------
COMMUNICATIONS EQUIPMENT--5.2%
    154,925    Avaya, Inc.*                                             2,446,266
    568,380    Cisco Systems, Inc.*                                    13,470,606
     48,325    Juniper Networks, Inc.*                                  1,187,345
    235,625    Motorola, Inc.                                           4,300,156
    108,350    Scientific-Atlanta, Inc.                                 3,738,075
                                                                     ------------
                                                                       25,142,448
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--0.5%
     44,200    Best Buy Company, Inc.                                   2,242,708
                                                                     ------------
COMPUTER HARDWARE--4.0%
    235,475    Apple Computer, Inc.*                                    7,662,357
     72,175    Dell, Inc.*                                              2,585,309
    102,600    International Business Machines Corporation              9,044,190
                                                                     ------------
                                                                       19,291,856
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS--0.8%
    361,400    EMC Corporation*                                         4,119,960
                                                                     ------------
CONSUMER FINANCE--0.6%
    114,363    MBNA Corporation                                         2,949,422
                                                                     ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.3%
    107,450    Automatic Data Processing, Inc.                          4,500,006
    169,270    Fiserv, Inc.*                                            6,582,910
                                                                     ------------
                                                                       11,082,916
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DEPARTMENT STORES--2.9%
    221,675    Kohl's Corporation*                                   $  9,372,419
    109,225    Nordstrom, Inc.                                          4,654,077
                                                                     ------------
                                                                       14,026,496
                                                                     ------------
DIVERSIFIED BANKS--2.1%
    128,300    Bank One Corporation                                     6,543,300
     65,900    Wells Fargo & Company                                    3,771,457
                                                                     ------------
                                                                       10,314,757
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
     20,275    Emerson Electric Company                                 1,288,476
                                                                     ------------
EMPLOYMENT SERVICES--1.0%
     54,925    Manpower, Inc.                                           2,788,542
     86,550    Monster Worldwide, Inc.*                                 2,226,066
                                                                     ------------
                                                                        5,014,608
                                                                     ------------
EXCHANGE TRADED FUNDS--4.5%
    189,700    SPDR Trust Series 1                                     21,726,341
                                                                     ------------
FOOD RETAIL--1.9%
    285,050    Kroger Company*                                          5,187,910
    150,250    Safeway, Inc.*                                           3,807,335
                                                                     ------------
                                                                        8,995,245
                                                                     ------------
HEALTHCARE EQUIPMENT--1.2%
    140,050    Boston Scientific Corporation*                           5,994,140
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--0.9%
     80,600    Electronic Arts*                                         4,396,730
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--1.4%
    139,050    Carnival Corporation                                     6,535,350
                                                                     ------------
HOUSEHOLD PRODUCTS--0.7%
     64,500    Procter & Gamble Company                                 3,511,380
                                                                     ------------
HYPERMARKETS & SUPER CENTERS--0.9%
     84,421    Wal-Mart Stores, Inc.                                    4,454,052
                                                                     ------------
INDUSTRIAL CONGLOMERATES--5.3%
     39,150    3M Company                                               3,523,892
    679,134    General Electric Company                                22,003,942
                                                                     ------------
                                                                       25,527,834
                                                                     ------------
INDUSTRIAL MACHINERY--0.8%
     39,825    Illinois Tool Works, Inc.                                3,818,819
                                                                     ------------
INTEGRATED OIL & GAS--1.1%
    118,675    Exxon Mobil Corporation                                  5,270,357
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--1.9%
     49,300    Goldman Sachs Group, Inc.                                4,642,088
     86,675    Morgan Stanley                                           4,573,840
                                                                     ------------
                                                                        9,215,928
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
LEISURE FACILITIES--2.1%
    229,975    Royal Caribbean Cruises Limited                       $  9,983,215
                                                                     ------------
LIFE & HEALTH INSURANCE--1.0%
    112,950    AFLAC, Inc.                                              4,609,490
                                                                     ------------
MOVIES & ENTERTAINMENT--5.2%
    508,900    Time Warner, Inc.*                                       8,946,462
    179,596    Viacom, Inc. Class B                                     6,415,169
    384,550    Walt Disney Company                                      9,802,180
                                                                     ------------
                                                                       25,163,811
                                                                     ------------
MULTI-LINE INSURANCE--1.7%
    113,049    American International Group, Inc.                       8,058,133
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
     95,267    Citigroup, Inc.                                          4,429,916
                                                                     ------------
PERSONAL PRODUCTS--3.3%
    144,428    Estee Lauder Companies, Inc. Class A                     7,045,198
    213,725    Gillette Company                                         9,061,940
                                                                     ------------
                                                                       16,107,138
                                                                     ------------
PHARMACEUTICALS--6.2%
    147,175    Abbott Laboratories                                      5,998,853
    112,475    Johnson & Johnson                                        6,264,858
     64,325    Merck & Company, Inc.                                    3,055,438
    351,438    Pfizer, Inc.                                            12,047,295
     65,250    Wyeth                                                    2,359,440
                                                                     ------------
                                                                       29,725,884
                                                                     ------------
PROPERTY & CASUALTY INSURANCE--0.7%
     77,400    Allstate Corporation                                     3,602,970
                                                                     ------------
PUBLISHING--1.8%
     69,575    Gannett Company, Inc.                                    5,903,439
     57,450    Tribune Company                                          2,616,273
                                                                     ------------
                                                                        8,519,712
                                                                     ------------
RAILROADS--1.0%
     81,200    Union Pacific Corporation                                4,827,341
                                                                     ------------
SEMICONDUCTORS--7.2%
     51,000    Broadcom Corporation*                                    2,385,270
    368,726    Intel Corporation                                       10,176,838
    185,025    Linear Technology Corporation                            7,302,937
    147,925    Maxim Integrated Products, Inc.                          7,754,229
    105,075    Microchip Technology, Inc.                               3,314,066
     56,650    NVIDIA Corporation*                                      1,161,325
     99,375    Texas Instruments, Inc.                                  2,402,888
                                                                     ------------
                                                                       34,497,553
                                                                     ------------
SOFT DRINKS--1.2%
    110,075    Coca-Cola Company                                        5,556,586
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SPECIALTY STORES--0.9%
    110,100    Staples, Inc.                                        $   3,227,031
     28,500    Weight Watchers International, Inc.*                     1,115,490
                                                                    -------------
                                                                        4,342,521
                                                                    -------------
SYSTEMS SOFTWARE--6.1%
     74,225    Adobe Systems, Inc.                                      3,451,463
    700,926    Microsoft Corporation                                   20,018,447
    298,350    Oracle Corporation*                                      3,559,316
     85,325    VERITAS Software Corporation*                            2,363,503
                                                                    -------------
                                                                       29,392,729
                                                                    -------------
THRIFTS & MORTGAGE FINANCE--1.5%
     69,462    Countrywide Financial Corporation                        4,879,706
     55,075    The PMI Group, Inc.                                      2,396,864
                                                                    -------------
                                                                        7,276,570
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
     26,950    Fastenal Company                                         1,531,569
                                                                    -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$403,049,386)                                                  433,049,038
                                                                    -------------

COMMON STOCKS (FOREIGN)--5.4%
APPLICATION SOFTWARE--2.1%
     56,500    Amdocs Limited (CI)*                                     1,323,795
    206,650    SAP AG Sponsored ADR (GE)                                8,640,037
                                                                    -------------
                                                                        9,963,832
                                                                    -------------
HOTELS, RESORTS & CRUISE LINES--0.3%
     23,475    Four Seasons Hotels, Inc. (CA)                           1,413,430
                                                                    -------------
IT CONSULTING & OTHER SERVICES--1.7%
    291,650    Accenture Limited Class A (BD)*                          8,014,542
                                                                    -------------
PHARMACEUTICALS--1.0%
     74,700    Teva Pharmaceutical Industries
               Limited Sponsored ADR (IS)                               5,026,563
                                                                    -------------
RAILROADS--0.3%
     32,737    Canadian National Railway Company (CA)                   1,427,006
                                                                    -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$20,073,378)                                                    25,845,373
                                                                    -------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.2%
OTHER DIVERSIFIED FINANCIAL SERVICES--5.2%
$10,000,000    American Express Company
               1.25% 7/2/04                                         $   9,999,653
 15,200,000    Merrill Lynch & Company
               1.45% 7/1/04                                            15,200,000
                                                                    -------------
                                                                       25,199,653
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$25,199,653)                                          25,199,653
                                                                    -------------
TOTAL INVESTMENTS--100.4%
(TOTAL COST--$448,322,417)                                            484,094,064
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(0.4%)                                   (1,954,292)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 482,139,772
                                                                    =============


NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
   ADR - AMERICAN DEPOSITARY RECEIPT
   SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
   BD - BERMUDA
   CA - CANADA
   CI - CHANNEL ISLANDS
   GE - GERMANY
   IS - ISRAEL

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at cost                                   $     448,322,417
                                                                 -----------------
Investment securities, at market                                       484,094,064
Cash                                                                     1,267,830
Receivables:
   Capital shares sold                                                     162,849
   Dividends                                                               387,805
   Other                                                                    44,050
                                                                 -----------------
Total Assets                                                           485,956,598
                                                                 -----------------
LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                       1,206,914
   Capital shares redeemed                                               1,639,534
   Advisory fees                                                           292,321
   Shareholder servicing fees                                               72,421
   Accounting fees                                                          23,558
   Distribution fees                                                       141,436
   Transfer agency fees                                                     48,943
   Custodian fees                                                            2,538
   Other                                                                   389,161
                                                                 -----------------
Total Liabilities                                                        3,816,826
                                                                 -----------------
Net Assets                                                       $     482,139,772
                                                                 =================
COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                          $   1,191,187,471
Accumulated net investment loss                                           (374,937)
Accumulated net realized loss from security transactions              (744,444,409)
Net unrealized appreciation on investments                              35,771,647
                                                                 -----------------
Total                                                            $     482,139,772
                                                                 =================

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                               $       6,467,273
Shares Outstanding                                                                 651,471
Net Asset Value, Redemption Price Per Share                              $            9.93
Maximum offering price per share
 (net asset value plus sales charge of 5.75% of offering price)          $           10.54

CLASS B
Net Assets                                                               $      13,036,122
Shares Outstanding                                                               1,358,366
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share       $            9.60

CLASS C
Net Assets                                                               $       2,065,786
Shares Outstanding                                                                 215,655
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share       $            9.58

CLASS F
Net Assets                                                               $     449,764,632
Shares Outstanding                                                              45,122,596
Net Asset Value, Offering and Redemption Price Per Share                 $            9.97

CLASS R
Net Assets                                                               $      10,619,466
Shares Outstanding                                                               1,056,191
Net Asset Value, Offering and Redemption Price Per Share                 $           10.05

CLASS T
Net Assets                                                               $         186,493
Shares Outstanding                                                                  19,424
Net Asset Value, Redemption Price Per Share                              $            9.60
Maximum offering price per share
 (net asset value plus sales charge of 4.50% of offering price)          $           10.05

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $       2,961,095
Interest                                                                       123,437
Foreign taxes withheld                                                         (21,042)
                                                                     -----------------
Total Investment Income                                                      3,063,490
                                                                     -----------------
EXPENSES
Advisory fees--Note 2                                                        1,833,932
Shareholder servicing fees--Note 2                                             214,544
Accounting fees--Note 2                                                        146,984
Distribution fees--Note 2                                                      633,877
Transfer agency fees--Note 2                                                   266,990
Registration fees                                                               23,898
Postage and mailing expenses                                                    30,747
Custodian fees and expenses--Note 2                                              5,019
Printing expenses                                                               30,155
Legal and audit fees                                                            36,234
Directors' fees and expenses--Note 2                                            54,793
Other expenses                                                                  51,950
                                                                     -----------------
   Total Expenses                                                            3,329,123
   Earnings Credits                                                             (2,820)
   Reimbursed/Waived Expenses                                                     (729)
                                                                     -----------------
   Net Expenses                                                              3,325,574
                                                                     -----------------
Net Investment Loss                                                           (262,084)
                                                                     -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                                  40,399,388
Net Change in Unrealized Appreciation/Depreciation of Investments          (33,084,530)
                                                                     -----------------
Net Realized and Unrealized Gain                                             7,314,858
                                                                     -----------------
Net Increase in Net Assets Resulting from Operations                 $       7,052,774
                                                                     =================

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                   6/30/04           12/31/03
OPERATIONS
Net Investment Loss                                            $      (262,084)   $    (2,162,775)
Net Realized Gain on Security Transactions                          40,399,388         16,581,469
Net Change in Unrealized Appreciation/Depreciation
 of Investments                                                    (33,084,530)       122,368,802
                                                               ---------------    ---------------
Net Increase in Net Assets
 Resulting from Operations                                           7,052,774        136,787,496
                                                               ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                             (77,337)          (258,678)
   Class B                                                            (756,911)        (1,223,196)
   Class C                                                             273,468           (166,651)
   Class F                                                         (41,587,674)       (88,319,324)
   Class R                                                           1,627,766          2,736,606
   Class T                                                             (35,514)           (41,579)
                                                               ---------------    ---------------
Net Decrease from Capital Share Transactions                       (40,556,202)       (87,272,822)
                                                               ---------------    ---------------
Net Increase (Decrease) in Net Assets                              (33,503,428)        49,514,674
                                                               ---------------    ---------------
NET ASSETS
Beginning of period                                            $   515,643,200    $   466,128,526
                                                               ---------------    ---------------
End of period                                                  $   482,139,772    $   515,643,200
                                                               ===============    ===============
Accumulated Net Investment Loss                                $      (374,937)   $      (112,853)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.79       $     7.46     $    10.53     $    14.02     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.01)           (0.06)         (0.06)         (0.05)         (0.05)
Net realized and unrealized gains
 (losses) on securities                          0.15             2.39          (3.01)         (3.44)         (6.39)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.14             2.33          (3.07)         (3.49)         (6.44)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.93       $     9.79     $     7.46     $    10.53     $    14.02
                                           ========================================================================

TOTAL RETURN*                                    1.43%           31.23%        (29.15%)       (24.89%)       (27.30%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    6,467       $    6,452     $    5,149     $    7,795     $    8,655
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.38%**          1.66%          1.48%          1.21%          1.08%
Expenses with reimbursements
 and earnings credits                            1.38%**          1.66%          1.48%          1.20%          1.05%
Net investment loss                             (0.12%)**        (0.59%)        (0.56%)        (0.47%)        (0.54%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.50       $     7.30     $    10.38     $    13.91     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.04)+          (0.17)         (0.18)         (0.13)         (0.11)
Net realized and unrealized gains
 (losses) on securities                          0.14             2.37          (2.90)         (3.40)         (6.44)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.10             2.20          (3.08)         (3.53)         (6.55)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.60       $     9.50     $     7.30     $    10.38     $    13.91
                                           ========================================================================

TOTAL RETURN*                                    1.05%           30.14%        (29.67%)       (25.38%)       (27.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $   13,036       $   13,664     $   11,603     $   19,829     $   25,359
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.17%**          2.48%          2.22%          1.93%          1.82%
Expenses with reimbursements
 and earnings credits                            2.17%**          2.48%          2.22%          1.92%          1.80%
Net investment loss                             (0.92%)**        (1.41%)        (1.30%)        (1.20%)        (1.29%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.48       $     7.29     $    10.36     $    13.92     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                    (0.04)+          (0.19)         (0.26)         (0.18)         (0.10)
Net realized and unrealized gains
 (losses) on securities                          0.14             2.38          (2.81)         (3.38)         (6.44)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.10             2.19          (3.07)         (3.56)         (6.54)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.58       $     9.48     $     7.29     $    10.36     $    13.92
                                           ========================================================================

TOTAL RETURN*                                    1.05%           30.04%        (29.63%)       (25.58%)       (27.72%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    2,066       $    1,774     $    1,528     $    2,979     $    4,384
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.15%**          2.49%          2.37%          2.11%          1.82%
Expenses with reimbursements
 and earnings credits                            2.15%**          2.49%          2.37%          2.10%          1.80%
Net investment loss                             (0.87%)**        (1.42%)        (1.46%)        (1.38%)        (1.28%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS                                     YEAR ENDED
                                      ENDED JUNE 30,                                 DECEMBER 31,
                                          2004             2003           2002           2001            2000             1999
                                      --------------    ----------     ----------     ----------     ------------     ------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $     9.83       $     7.48     $    10.53     $    14.03     $      23.87     $      20.41
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                          0.00+           (0.17)         (0.22)         (0.15)           (0.21)           (0.09)
Net realized and unrealized gains
 (losses) on securities                      0.14             2.52          (2.83)         (3.35)           (6.21)            7.73
                                       -------------------------------------------------------------------------------------------
Total from investment operations             0.14             2.35          (3.05)         (3.50)           (6.42)            7.64
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                   0.00             0.00           0.00           0.00             0.00             0.00^
From net realized gains                      0.00             0.00           0.00           0.00            (3.42)           (4.18)
                                       -------------------------------------------------------------------------------------------
Total distributions                          0.00             0.00           0.00           0.00            (3.42)           (4.18)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $     9.97       $     9.83     $     7.48     $    10.53     $      14.03     $      23.87
                                       ===========================================================================================

TOTAL RETURN                                 1.42%           31.42%        (28.96%)       (24.95%)         (27.23%)          39.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $  449,765       $  484,742     $  443,307     $  865,425     $  1,441,466     $  3,323,606
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                    1.33%**          1.47%          1.38%          1.31%            1.07%            1.09%
Expenses with reimbursements
 and earnings credits                        1.33%**          1.47%          1.37%          1.30%            1.06%            1.08%
Net investment loss                         (0.09%)**        (0.41%)        (0.46%)        (0.58%)          (0.58%)          (0.47%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                      118%             124%           139%           152%             182%             117%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1999 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.89       $     7.50     $    10.57     $    14.07     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.02             0.01           0.01          (0.02)         (0.02)
Net realized and unrealized gains
 (losses) on securities                          0.14             2.38          (3.08)         (3.48)         (6.37)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.16             2.39          (3.07)         (3.50)         (6.39)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $    10.05       $     9.89     $     7.50     $    10.57     $    14.07
                                           ========================================================================

TOTAL RETURN                                     1.62%           31.87%        (29.04%)       (24.88%)       (27.08%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $   10,619       $    8,792     $    4,333     $    2,023     $        9
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.01%**          1.13%          1.30%          1.46%          0.82%
Expenses with reimbursements
 and earnings credits                            1.01%**          1.13%          1.30%          1.46%          0.79%
Net investment income (loss)                     0.28%**         (0.04%)        (0.34%)        (0.72%)        (0.29%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

   SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.48       $     7.27     $    10.38     $    14.00     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.03)+          (0.30)         (0.56)         (0.19)         (0.09)
Net realized and unrealized gains
 (losses) on securities                          0.15             2.51          (2.55)         (3.43)         (6.37)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.12             2.21          (3.11)         (3.62)         (6.46)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.60       $     9.48     $     7.27     $    10.38     $    14.00
                                           ========================================================================

TOTAL RETURN*                                    1.27%           30.40%        (29.96%)       (25.86%)       (27.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $      186       $      220     $      208     $      621     $      802
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.77%**          2.22%          2.78%          2.56%          1.32%
Expenses with reimbursements
 and earnings credits                            1.77%**          2.22%          2.78%          2.55%          1.29%
Net investment loss                             (0.54%)**        (1.15%)        (1.89%)        (1.83%)        (0.80%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate @                         118%             124%           139%           152%           182%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $187,230 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees incurred by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $72,201 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees incurred by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                             TRANSFER
                                                            AGENCY FEES
     -------------------------------------------------------------------
     Class A                                                  $  5,165
     Class B                                                  $ 13,263
     Class C                                                  $  1,715
     Class R                                                  $  1,958
     Class T                                                  $    302

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $576,491 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                          DISTRIBUTION     SHAREHOLDER
                                              FEES        SERVICING FEES
     --------------------------------------------------------------------
     Class A                                     N/A         $   8,016
     Class B                               $  49,878         $  16,626
     Class C                               $   7,254         $   2,418
     Class T                               $     254         $     254

During the six months ended June 30, 2004, DSC retained $1,835 in sales commissions from the sales of Class A shares. DSC also retained $14,968 of contingent deferred sales charges relating to redemptions of Class B shares.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                      AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/03 to 8/31/04                                      $ 150,000
     9/1/04 to 8/31/05                                      $ 200,000
     9/1/05 to 8/31/06                                      $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $729. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The utilization of acquired losses may be limited under federal tax laws. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Accumulated Capital Losses                      $  766,225,012
     Post-October Capital Loss Deferral              $    5,914,879
     Federal Tax Cost                                $  461,017,987
     Gross Tax Appreciation of Investments           $   41,314,806
     Gross Tax Depreciation of Investments           $  (18,238,729)
     Net Tax Appreciation                            $   23,076,077

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                    SIX MONTHS ENDED                YEAR ENDED
                                      JUNE 30, 2004              DECEMBER 31, 2003
                                  SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Sold                               57,221   $     565,455       102,390   $      863,766
Redeemed                          (64,822)  $    (642,792)     (133,313)  $   (1,122,444)
                              ----------------------------------------------------------
Net Decrease                       (7,601)  $     (77,337)      (30,923)  $     (258,678)
                              ==========================================================
CLASS B
Sold                               22,836   $     217,948        95,258   $      810,696
Redeemed                         (102,872)  $    (974,859)     (245,915)  $   (2,033,892)
                              ----------------------------------------------------------
Net Decrease                      (80,036)  $    (756,911)     (150,657)  $   (1,223,196)
                              ==========================================================
CLASS C
Sold                               38,062   $     363,403        22,136   $      191,985
Redeemed                           (9,513)  $     (89,935)      (44,718)  $     (358,636)
                              ----------------------------------------------------------
Net Increase (Decrease)            28,549   $     273,468       (22,582)  $     (166,651)
                              ==========================================================
CLASS F
Sold                            1,958,281   $  19,340,530     5,549,619   $   46,590,327
Redeemed                       (6,172,462)  $ (60,928,204)  (15,507,433)  $ (134,909,651)
                              ----------------------------------------------------------
Net Decrease                   (4,214,181)  $ (41,587,674)   (9,957,814)  $  (88,319,324)
                              ==========================================================
CLASS R
Sold                              266,181   $   2,610,010       388,827   $    3,417,348
Redeemed                          (98,566)  $    (982,244)      (77,669)  $     (680,742)
                              ----------------------------------------------------------
Net Increase                      167,615   $   1,627,766       311,158   $    2,736,606
                              ==========================================================
CLASS T
Sold                                  114   $       1,097           856   $        6,961
Redeemed                           (3,836)  $     (36,611)       (6,333)  $      (48,540)
                              ----------------------------------------------------------
Net Decrease                       (3,722)  $     (35,514)       (5,477)  $      (41,579)
                              ==========================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $249,862,266 and $296,485,912, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

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

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

DREYFUS FOUNDERS GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                    A-636-GRO-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
GROWTH AND INCOME FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                             3

Statement of Investments                                       10

Statement of Assets and Liabilities                            15

Statement of Operations                                        17

Statements of Changes in Net Assets                            18

Financial Highlights                                           19

Notes to Financial Statements                                  25

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website. To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the first half of 2004, the Dreyfus Founders Growth and Income Fund trailed the 3.44% gain of the Fund's benchmark, the Standard & Poor's 500 Index.

PLEASE DESCRIBE THE BROAD MARKET AND ECONOMIC ENVIRONMENT IN WHICH THE FUND PERFORMED.

The environment for equity investing during the first half of 2004 showed mixed results. The first quarter of 2004 generally saw positive economic indicators, with interest rates, inflation and consumer spending remaining at favorable levels. Corporate profit growth also continued to improve during the first quarter, particularly when contrasted with previous quarters. However, throughout the second half of the period, the equity markets grappled with heavy weights on equity investing. Although jobless rates declined and unemployment rates remained constant, the prospect of higher interest rates, high energy prices, continued geopolitical unrest and uncertainty regarding the sustainability of economic and corporate profit growth offset positive economic news during the period. On the last day of June, the Federal Reserve raised the federal funds rate by 0.25% to 1.25%, a move that was widely expected and, after shadowing the markets during the last half of the period, seemed to have only a modest impact on equity prices.

[SIDENOTE]

"THE EXPECTED TIGHTENING OF THE DOMESTIC MONETARY POLICY WEIGHED HEAVILY ON THE FINANCIALS SECTOR, AND THE FUND'S UNDERWEIGHT POSITION IN THIS SECTOR, IN ANTICIPATION OF THE FIRST RATE HIKE IN FOUR YEARS, PROVED ADVANTAGEOUS."

     PERFORMANCE HIGHLIGHTS

     - The prospect of higher interest rates, high energy prices, continued geopolitical unrest and uncertainty regarding the sustainability of economic and corporate profit growth offset positive economic news during the period.

     - Holdings in the consumer staples and consumer discretionary sectors exhibited the most compelling growth and investment opportunities.

     - The financials sector was another important positive contributor to Fund performance during the six-month timeframe, aided by an underweight position relative to the Fund's benchmark.

     - The materials sector offered the least compelling area of investment during the first six months of 2004, and poor stock selection within the sector was a drag on relative performance.

     - The hike in energy prices that culminated toward the end of the period greatly benefited many stocks within this sector; however, due to the Fund's underweight position, it was not able to fully capitalize on this market trend.


WHERE DID YOU FIND THE MOST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

For the first half of 2004, holdings in the consumer staples and consumer discretionary sectors exhibited the most compelling growth and investment opportunities. Consumer staples holdings such as ESTEE LAUDER COMPANIES, INC. showed solid execution during the period due to a continued increase in demand by consumers. ROYAL CARIBBEAN CRUISES LIMITED and NORDSTROM, INC., both names within the consumer discretionary arena, also benefited from an increase in consumer demand. Royal Caribbean's product positioning and increase in cruise reservations led to strong stock performance, positively contributing to Fund performance. Nordstrom benefited from a rebound in consumer demand for higher-end retail items.

   The financials sector was another important positive contributor to Fund performance during the six-month timeframe, aided by an underweight position relative to the Fund's benchmark. The expected tightening of the domestic monetary policy weighed heavily on the financials sector, and the Fund's underweight position in this sector, in anticipation of the first rate hike in four years, proved advantageous.

   Although the sector itself did not perform well, specific information technology-related holdings had a positive impact on relative Fund performance during the period. For example, APPLE COMPUTER, INC. performed well owing to an increase in demand for its MP3 products. Also positively contributing to relative performance was AUTODESK, INC., a company offering solutions for the building design, infrastructure management, manufacturing, digital media and wireless data services industries, which showed solid execution during the half.

   Other notable positive performers during the first six months of 2004 included GENERAL ELECTRIC COMPANY and EXXON MOBIL CORPORATION.

WHERE DID YOU FIND THE LEAST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

The materials sector offered the least compelling area of investment during the first six months of 2004, and poor stock selection within the sector was a drag on relative performance.

     LARGEST EQUITY HOLDINGS (ticker symbol)

      1. SPDR Trust Series 1 (SPY)                      4.60%
      2. General Electric Company (GE)                  4.22%
      3. Microsoft Corporation (MSFT)                   3.38%
      4. Exxon Mobil Corporation (XOM)                  2.85%
      5. Cisco Systems, Inc. (CSCO)                     2.84%
      6. Pfizer, Inc. (PFE)                             2.49%
      7. Royal Caribbean Cruises Limited (RCL)          2.08%
      8. Kohl's Corporation (KSS)                       1.94%
      9. Gillette Company (G)                           1.91%
     10. Walt Disney Company (DIS)                      1.85%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth and Income Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                                 YEAR-TO          1            5          10         SINCE
   CLASS (INCEPTION DATE)                         DATE+         YEAR         YEARS       YEARS     INCEPTION
   ---------------------------------------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
     With sales charge(5.75%)                     (3.78%)        9.83%          --          --     (10.39%)
     Without sales charge                          2.00%        16.54%          --          --      (9.21%)

   CLASS B SHARES (12/31/99)
     With redemption*                             (2.41%)       11.50%          --          --     (10.06%)
     Without redemption                            1.59%        15.50%          --          --      (9.68%)

   CLASS C SHARES (12/31/99)
     With redemption**                             0.62%        14.53%          --          --     (10.05%)
     Without redemption                            1.62%        15.53%          --          --     (10.05%)

   CLASS F SHARES (7/5/38)                         2.19%        16.84%       (5.91%)      5.99%       N/A

   CLASS R SHARES (12/31/99)                       2.21%        16.92%          --          --      (9.00%)

   CLASS T SHARES (12/31/99)
     With sales charge (4.50%)                    (3.05%)       10.42%          --          --     (10.70%)
     Without sales charge                          1.60%        15.58%          --          --      (9.78%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

   Although the Fund selected some stocks in the energy sector that proved beneficial, such as the aforementioned Exxon Mobil Corporation, this selection was more than offset by the Fund's underweight position as compared to the Index. The hike in energy prices that culminated toward the end of the period greatly benefited many stocks within this sector; however, due to the Fund's underweight position, it was not able to fully capitalize on this market trend.

   Underexposure and poor selection of holdings in industrials prompted this sector to be one of the worst contributors to the Fund's relative return. Industrials holding UNION PACIFIC CORPORATION weighed heavily due to greater-than-expected handling costs during the period. This, combined with high fuel prices, drove revisions to earnings estimates downward and the stock underperformed.

   Although the information technology sector did have some stocks that boosted overall performance, other information technology holdings caused this sector to post a negative return relative to the Fund's benchmark. INTEL CORPORATION experienced sluggish sales and earnings trends during the period, whereas VERITAS SOFTWARE CORPORATION and ORACLE CORPORATION each saw a drop in their respective share price.

[CHART]

     PORTFOLIO COMPOSITION

     Information Technology               29.91%
     Consumer Discretionary               17.27%
     Industrials                          10.83%
     Financials                            9.97%
     Healthcare                            9.37%
     Consumer Staples                      7.93%
     Energy                                2.85%
     Telecommunications Services           1.06%
     Materials                             1.02%
     Other                                 4.60%
     Cash & Equivalents                    5.19%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   As was previously mentioned, stock selection in the consumer discretionary sector proved to be a boon to Fund performance. However, the underperformance of numerous consumer discretionary stocks detracted from this positive contribution to relative performance. The Fund's worst performer during the period, lower-end retailer KOHL'S CORPORATION, experienced sluggish sales and earnings trends during the period, lagging the broader market. Cable and entertainment holdings VIACOM, INC. and COX COMMUNICATIONS, INC. also declined as the cable industry overall suffered during the period.

   Newmont Mining Corporation was an additional notable detractor from relative performance during the period.

In conclusion, we will continue to rely on our bottom-up growth investment strategy to seek companies we believe are capable of posting strong future revenue and earnings growth at attractive valuations.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--89.7%
Air Freight & Logistics--1.1%
    30,775     FedEx Corporation                                   $    2,514,004
                                                                   --------------
AIRLINES--1.3%
    45,200     Northwest Airlines Corporation*                            502,624
   148,050     Southwest Airlines Company                               2,482,799
                                                                   --------------
                                                                        2,985,423
                                                                   --------------
ALUMINUM--1.0%
    72,225     Alcoa, Inc.                                              2,385,592
                                                                   --------------
APPLICATION SOFTWARE--1.3%
    70,700     Autodesk, Inc.                                           3,026,667
                                                                   --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
    77,200     Janus Capital Group, Inc.                                1,273,028
                                                                   --------------
BIOTECHNOLOGY--1.1%
    34,185     Amgen, Inc.*                                             1,865,475
    10,700     Biogen Idec, Inc.*                                         676,775
                                                                   --------------
                                                                        2,542,250
                                                                   --------------
BROADCASTING & CABLE TV--2.1%
   100,450     Comcast Corporation Special Class A*                     2,773,425
    76,400     Cox Communications, Inc. Class A*                        2,123,156
                                                                   --------------
                                                                        4,896,581
                                                                   --------------
COMMUNICATIONS EQUIPMENT--5.3%
    76,400     Avaya, Inc.*                                             1,206,356
   279,738     Cisco Systems, Inc.*                                     6,629,791
    22,950     Juniper Networks, Inc.*                                    563,882
   116,075     Motorola, Inc.                                           2,118,369
    52,350     Scientific-Atlanta, Inc.                                 1,806,075
                                                                   --------------
                                                                       12,324,473
                                                                   --------------
COMPUTER & ELECTRONICS RETAIL--0.5%
    21,549     Best Buy Company, Inc.                                   1,093,396
                                                                   --------------
COMPUTER HARDWARE--3.8%
   114,675     Apple Computer, Inc.*                                    3,731,525
    34,750     Dell, Inc.*                                              1,244,745
    44,700     International Business Machines Corporation              3,940,305
                                                                   --------------
                                                                        8,916,575
                                                                   --------------
COMPUTER STORAGE & PERIPHERALS--0.8%
   165,575     EMC Corporation*                                         1,887,555
                                                                   --------------
CONSUMER FINANCE--0.6%
    56,331     MBNA Corporation                                         1,452,776
                                                                   --------------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
    52,350     Automatic Data Processing, Inc.                          2,192,418
    73,025     Fiserv, Inc.*                                            2,839,942
                                                                   --------------
                                                                        5,032,360
                                                                   --------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DEPARTMENT STORES--2.9%
   107,100     Kohl's Corporation*                                 $    4,528,188
    52,766     Nordstrom, Inc.                                          2,248,359
                                                                   --------------
                                                                        6,776,547
                                                                   --------------
DIVERSIFIED BANKS--2.0%
    56,800     Bank One Corporation                                     2,896,800
    32,425     Wells Fargo & Company                                    1,855,683
                                                                   --------------
                                                                        4,752,483
                                                                   --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
     9,675     Emerson Electric Company                                   614,846
                                                                   --------------
EMPLOYMENT SERVICES--1.0%
    26,475     Manpower, Inc.                                           1,344,136
    42,625     Monster Worldwide, Inc.*                                 1,096,315
                                                                   --------------
                                                                        2,440,451
                                                                   --------------
EXCHANGE TRADED FUNDS--4.6%
    93,725     SPDR Trust Series 1                                     10,734,324
                                                                   --------------
FOOD RETAIL--1.9%
   138,350     Kroger Company*                                          2,517,970
    73,175     Safeway, Inc.*                                           1,854,255
                                                                   --------------
                                                                        4,372,225
                                                                   --------------
HEALTHCARE EQUIPMENT--1.3%
    68,925     Boston Scientific Corporation*                           2,949,990
                                                                   --------------
HOME ENTERTAINMENT SOFTWARE--0.9%
    38,650     Electronic Arts*                                         2,108,358
                                                                   --------------
HOTELS, RESORTS & CRUISE LINES--2.4%
    63,725     Carnival Corporation                                     2,995,075
    59,025     Starwood Hotels & Resorts Worldwide, Inc.                2,647,271
                                                                   --------------
                                                                        5,642,346
                                                                   --------------
HOUSEHOLD PRODUCTS--0.7%
    31,400     Procter & Gamble Company                                 1,709,416
                                                                   --------------
HYPERMARKETS & SUPER CENTERS--0.9%
    41,775     Wal-Mart Stores, Inc.                                    2,204,049
                                                                   --------------
INDUSTRIAL CONGLOMERATES--4.9%
    16,850     3M Company                                               1,516,669
   303,950     General Electric Company                                 9,847,980
                                                                   --------------
                                                                       11,364,649
                                                                   --------------
INDUSTRIAL MACHINERY--0.7%
    17,050     Illinois Tool Works, Inc.                                1,634,925
                                                                   --------------
INTEGRATED OIL & GAS--2.8%
   149,966     Exxon Mobil Corporation                                  6,659,990
                                                                   --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
    68,075     Verizon Communications, Inc.                             2,463,634
                                                                   --------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
INVESTMENT BANKING & Brokerage--0.9%
    42,075     Morgan Stanley                                      $    2,220,298
                                                                   --------------
LEISURE FACILITIES--2.1%
   111,975     Royal Caribbean Cruises Limited                          4,860,835
                                                                   --------------
LIFE & HEALTH INSURANCE--1.0%
    54,825     AFLAC, Inc.                                              2,237,408
                                                                   --------------
MOVIES & ENTERTAINMENT--4.9%
   221,025     Time Warner, Inc.*                                       3,885,620
    88,475     Viacom, Inc. Class B                                     3,160,327
   169,050     Walt Disney Company                                      4,309,085
                                                                   --------------
                                                                       11,355,032
                                                                   --------------
MULTI-LINE INSURANCE--1.7%
    53,875     American International Group, Inc.                       3,840,210
                                                                   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
    46,849     Citigroup, Inc.                                          2,178,479
                                                                   --------------
PERSONAL PRODUCTS--3.3%
    68,750     Estee Lauder Companies, Inc. Class A                     3,353,625
   105,250     Gillette Company                                         4,462,600
                                                                   --------------
                                                                        7,816,225
                                                                   --------------
PHARMACEUTICALS--6.0%
    71,975     Abbott Laboratories                                      2,933,701
    48,375     Johnson & Johnson                                        2,694,488
    27,775     Merck & Company, Inc.                                    1,319,313
   169,459     Pfizer, Inc.                                             5,809,055
    31,300     Wyeth                                                    1,131,808
                                                                   --------------
                                                                       13,888,365
                                                                   --------------
PROPERTY & CASUALTY INSURANCE--0.8%
    38,075     Allstate Corporation                                     1,772,391
                                                                   --------------
PUBLISHING--1.6%
    30,225     Gannett Company, Inc.                                    2,564,591
    25,225     Tribune Company                                          1,148,747
                                                                   --------------
                                                                        3,713,338
                                                                   --------------
RAILROADS--1.0%
    39,175     Union Pacific Corporation                                2,328,954
                                                                   --------------
SEMICONDUCTORS--6.6%
    22,025     Broadcom Corporation*                                    1,030,109
   132,328     Intel Corporation                                        3,652,253
    91,000     Linear Technology Corporation                            3,591,770
    72,025     Maxim Integrated Products, Inc.                          3,775,551
    49,875     Microchip Technology, Inc.                               1,573,058
    27,575     NVIDIA Corporation*                                        565,288
    47,400     Texas Instruments, Inc.                                  1,146,132
                                                                   --------------
                                                                       15,334,161
                                                                   --------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SOFT DRINKS--1.0%
    47,400     Coca-Cola Company                                   $    2,392,752
                                                                   --------------
SPECIALTY STORES--0.8%
    48,400     Staples, Inc.                                            1,418,604
    14,050     Weight Watchers International, Inc.*                       549,917
                                                                   --------------
                                                                        1,968,521
                                                                   --------------
SYSTEMS SOFTWARE--5.3%
    36,025     Adobe Systems, Inc.                                      1,675,163
   276,266     Microsoft Corporation                                    7,890,157
   147,825     Oracle Corporation*                                      1,763,552
    41,550     VERITAS Software Corporation*                            1,150,935
                                                                   --------------
                                                                       12,479,807
                                                                   --------------
THRIFTS & MORTGAGE FINANCE--1.5%
    33,825     Countrywide Financial Corporation                        2,376,206
    26,825     The PMI Group, Inc.                                      1,167,424
                                                                   --------------
                                                                        3,543,630
                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
    12,800     Fastenal Company                                           727,424
                                                                   --------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$195,096,723)                                                  209,416,743
                                                                   --------------
COMMON STOCKS (FOREIGN)--5.1%
APPLICATION SOFTWARE--2.1%
    26,700     Amdocs Limited (CI)*                                       625,581
    99,850     SAP AG Sponsored ADR (GE)                                4,174,729
                                                                   --------------
                                                                        4,800,310
                                                                   --------------
IT CONSULTING & OTHER SERVICES--1.7%
   141,525     Accenture Limited Class A (BD)*                          3,889,107
                                                                   --------------
PHARMACEUTICALS--1.0%
    36,900     Teva Pharmaceutical Industries Limited
                Sponsored ADR (IS)                                      2,483,001
                                                                   --------------
RAILROADS--0.3%
    15,512     Canadian National Railway Company (CA)                     676,168
                                                                   --------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$9,156,157)                                                     11,848,586
                                                                   --------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.2%
OTHER DIVERSIFIED FINANCIAL SERVICES--5.2%
$5,100,000     American Express Company
               1.25% 7/2/04                                        $    5,099,823
 7,000,000     Merrill Lynch & Company
               1.45% 7/1/04                                             7,000,000
                                                                   --------------
                                                                       12,099,823
                                                                   --------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$12,099,823)                                          12,099,823
                                                                   --------------

TOTAL INVESTMENTS--100.0%
(TOTAL COST--$216,352,703)                                            233,365,152
                                                                   --------------
OTHER ASSETS AND LIABILITIES--(0.0%)                                      (14,413)
                                                                   --------------
NET ASSETS--100.0%                                                 $  233,350,739
                                                                   ==============


NOTES TO STATEMENT OF INVESTMENTS
*  NON-INCOME PRODUCING.
   ADR - AMERICAN DEPOSITARY RECEIPT
   SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
   BD - BERMUDA
   CA - CANADA
   CI - CHANNEL ISLANDS
   GE - GERMANY
   IS - ISRAEL

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at cost                                       $   216,352,703
                                                                     ---------------
Investment securities, at market                                         233,365,152
Cash                                                                         652,903
Receivables:
  Capital shares sold                                                         20,352
  Dividends                                                                  179,598
  From transfer agent                                                             31
  Other                                                                        4,632
                                                                     ---------------
Total Assets                                                             234,222,668
                                                                     ---------------

LIABILITIES
Payables and other accrued liabilities:
  Investment securities purchased                                            566,571
  Capital shares redeemed                                                     76,966
  Advisory fees                                                              123,480
  Shareholder servicing fees                                                  26,545
  Accounting fees                                                             11,398
  Distribution fees                                                           11,845
  Transfer agency fees                                                         3,271
  Custodian fees                                                               1,172
  Other                                                                       50,681
                                                                     ---------------
Total Liabilities                                                            871,929
                                                                     ---------------

Net Assets                                                           $   233,350,739
                                                                     ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                              $   324,221,248
Undistributed net investment income                                          402,448
Accumulated net realized loss from security transactions                (108,285,406)
Net unrealized appreciation on investments                                17,012,449
                                                                     ---------------
Total                                                                $   233,350,739
                                                                     ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                           $     1,073,981
Shares Outstanding                                                           234,678
Net Asset Value, Redemption Price Per Share                          $          4.58
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                       $          4.86

CLASS B
Net Assets                                                           $     2,263,279
Shares Outstanding                                                           506,095
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share              $          4.47

CLASS C
Net Assets                                                           $       402,510
Shares Outstanding                                                            91,708
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share              $          4.39

CLASS F
Net Assets                                                           $   229,284,105
Shares Outstanding                                                        49,069,488
Net Asset Value, Offering and Redemption Price Per Share             $          4.67

CLASS R
Net Assets                                                           $       296,709
Shares Outstanding                                                            64,084
Net Asset Value, Offering and Redemption Price Per Share             $          4.63

CLASS T
Net Assets                                                           $        30,155
Shares Outstanding                                                             6,774
Net Asset Value, Redemption Price Per Share                          $          4.45
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                       $          4.66

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (unaudited)

INVESTMENT INCOME
Dividends                                                            $     1,432,087
Interest                                                                      92,233
Foreign taxes withheld                                                        (9,741)
                                                                     ---------------
Total Investment Income                                                    1,514,579
                                                                     ---------------
EXPENSES
Advisory fees--Note 2                                                        758,468
Shareholder servicing fees--Note 2                                           140,747
Accounting fees--Note 2                                                       70,012
Distribution fees--Note 2                                                     63,073
Transfer agency fees--Note 2                                                  46,997
Registration fees                                                             23,179
Postage and mailing expenses                                                  11,330
Custodian fees and expenses--Note 2                                            3,485
Printing expenses                                                             17,922
Legal and audit fees                                                          20,985
Directors' fees and expenses--Note 2                                          23,979
Other expenses                                                                13,910
                                                                     ---------------
  Total Expenses                                                           1,194,087
  Earnings Credits                                                            (1,351)
  Reimbursed/Waived Expenses                                                    (746)
                                                                     ---------------
  Net Expenses                                                             1,191,990
                                                                     ---------------
Net Investment Income                                                        322,589
                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                                16,915,961
Net Change in Unrealized Appreciation/Depreciation of Investments        (12,303,704)
                                                                     ---------------
Net Realized and Unrealized Gain                                           4,612,257
                                                                     ---------------
Net Increase in Net Assets Resulting from Operations                 $     4,934,846
                                                                     ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                      6/30/04            12/31/03
OPERATIONS
Net Investment Income                                             $       322,589    $       103,107
Net Realized Gain on Security Transactions                             16,915,961          8,677,330
Net Change in Unrealized Appreciation/Depreciation of
 Investments                                                          (12,303,704)        48,238,272
                                                                  ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                    4,934,846         57,018,709
                                                                  ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
  Class F                                                                       0           (183,602)
                                                                  ---------------    ---------------
Net Decrease from Dividends and Distributions                                   0           (183,602)
                                                                  ---------------    ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                 121,047            408,018
  Class B                                                                 512,516            407,646
  Class C                                                                  39,442            121,020
  Class F                                                              (8,914,299)       (14,678,661)
  Class R                                                                  81,748            127,592
  Class T                                                                       0            (12,373)
                                                                  ---------------    ---------------
Net Decrease from Capital Share Transactions                           (8,159,546)       (13,626,758)
                                                                  ---------------    ---------------
Net Increase (Decrease) in Net Assets                                  (3,224,700)        43,208,349

NET ASSETS
Beginning of period                                               $   236,575,439    $   193,367,090
                                                                  ---------------    ---------------
End of period                                                     $   233,350,739    $   236,575,439
                                                                  ===============    ===============
Undistributed Net Investment Income                               $       402,448    $        79,859

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                  SIX MONTHS                       YEAR ENDED
                                                 ENDED JUNE 30,                    DECEMBER 31,
                                                     2004           2003        2002        2001        2000
                                                 --------------    -------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $  4.49        $  3.44     $  4.66     $  5.73     $  7.61
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.01           0.03       (0.02)      (0.07)       0.00+
Net realized and unrealized gains
 (losses) on securities                                0.08           1.02       (1.20)      (1.00)      (1.45)
                                                    ----------------------------------------------------------
Total from investment operations                       0.09           1.05       (1.22)      (1.07)      (1.45)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                             0.00           0.00        0.00        0.00        0.00
From net realized gains                                0.00           0.00        0.00        0.00^      (0.43)
                                                    ----------------------------------------------------------
Total distributions                                    0.00           0.00        0.00        0.00       (0.43)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $  4.58        $  4.49     $  3.44     $  4.66     $  5.73
                                                    ==========================================================

TOTAL RETURN*                                          2.00%         30.52%     (26.18%)    (18.65%)    (19.04%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $ 1,074        $   935     $   378     $   442     $   318
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                              1.21%**        1.49%       1.87%       2.98%       1.06%
Expenses with reimbursements
 and earnings credits                                  1.21%**        1.48%       1.87%       2.98%       1.01%
Net investment income (loss)                           0.12%**       (0.25%)     (0.67%)     (1.82%)     (0.03%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                123%           123%        152%        144%        165%

+ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS                              YEAR ENDED
                                             ENDED JUNE 30,                          DECEMBER 31,
                                                 2004              2003          2002          2001          2000
                                             --------------     ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period           $    4.40        $    3.40     $    4.61     $    5.65     $    7.61
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.01)+          (0.01)        (0.05)        (0.04)        (0.02)
Net realized and unrealized gains
 (losses) on securities                             0.08             1.01         (1.16)        (1.00)        (1.51)
                                               --------------------------------------------------------------------
Total from investment operations                    0.07             1.00         (1.21)        (1.04)        (1.53)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00             0.00          0.00          0.00          0.00
From net realized gains                             0.00             0.00          0.00          0.00^        (0.43)
                                               --------------------------------------------------------------------
Total distributions                                 0.00             0.00          0.00          0.00         (0.43)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $    4.47        $    4.40     $    3.40     $    4.61     $    5.65
                                               ====================================================================

TOTAL RETURN*                                       1.59%           29.41%       (26.25%)      (18.38%)      (20.09%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $   2,263        $   1,709     $   1,013     $   1,599     $   1,170
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                           1.99%**          2.30%         2.14%         2.20%         1.80%
Expenses with reimbursements
 and earnings credits                               1.99%**          2.30%         2.14%         2.19%         1.76%
Net investment loss                                (0.64%)**        (1.08%)       (0.95%)       (1.03%)       (0.88%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                             123%             123%          152%          144%          165%

+  COMPUTED USING AVERGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS                             YEAR ENDED
                                             ENDED JUNE 30,                         DECEMBER 31,
                                                  2004             2003          2002          2001          2000
                                             --------------     ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period           $    4.32        $    3.34     $    4.55     $    5.66     $    7.61
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                       (0.01)+           0.04         (0.07)        (0.13)        (0.01)
Net realized and unrealized gains
 (losses) on securities                             0.08             0.94         (1.14)        (0.98)        (1.51)
                                               --------------------------------------------------------------------
Total from investment operations                    0.07             0.98         (1.21)        (1.11)        (1.52)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00             0.00          0.00          0.00          0.00
From net realized gains                             0.00             0.00          0.00         0.00^         (0.43)
                                               --------------------------------------------------------------------
Total distributions                                 0.00             0.00          0.00          0.00         (0.43)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $    4.39        $    4.32     $    3.34     $    4.55     $    5.66
                                               ====================================================================

TOTAL RETURN*                                       1.62%           29.34%       (26.59%)      (19.58%)      (19.96%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $     403        $     357     $     186     $     270     $     343
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                           1.98%**          2.29%         2.77%         3.17%         1.84%
Expenses with reimbursements
 and earnings credits                               1.98%**          2.28%         2.76%         3.16%         1.75%
Net investment loss                                (0.67%)**        (1.04%)       (1.55%)       (2.01%)       (0.83%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate @                            123%             123%          152%          144%          165%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.98% (2004), 2.29% (2003), 3.02% (2002), 3.56% (2001), AND
   1.84% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS                                  YEAR ENDED
                                             ENDED JUNE 30,                              DECEMBER 31,
                                               2004            2003          2002           2001           2000           1999
                                             --------------  ---------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period        $     4.57      $     3.50    $     4.69     $     5.69     $     7.61     $     7.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                      0.01            0.00+         0.00+          0.00+         (0.02)         (0.00)+
Net realized and unrealized gains
 (losses) on securities                           0.09            1.07         (1.19)         (1.00)         (1.47)          1.06
                                            -------------------------------------------------------------------------------------
Total from investment operations                  0.10            1.07         (1.19)         (1.00)         (1.49)          1.06
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        0.00            0.00^         0.00^          0.00           0.00           0.00
From net realized gains                           0.00            0.00          0.00           0.00^         (0.43)         (0.77)
                                            -------------------------------------------------------------------------------------
Total distributions                               0.00            0.00          0.00           0.00          (0.43)         (0.77)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period              $     4.67      $     4.57    $     3.50     $     4.69     $     5.69     $     7.61
                                            =====================================================================================

TOTAL RETURN                                      2.19%          30.67%       (25.33%)       (17.55%)       (19.57%)        15.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)            $  229,284      $  233,333    $  191,701     $  288,752     $  385,816     $  535,035
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.01%**         1.13%         1.08%          1.14%          1.12%          1.13%
Expenses with reimbursements
 and earnings credits                             1.01%**         1.13%         1.08%          1.14%          1.10%          1.12%
Net investment income (loss)                      0.29%**         0.06%         0.11%          0.02%         (0.24%)        (0.05%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           123%            123%          152%           144%           165%           165%

+ NET INVESTMENT INCOME (LOSS) FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, 2001 AND 1999 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 AND DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                          SIX MONTHS                            YEAR ENDED
                                         ENDED JUNE 30,                        DECEMBER 31,
                                             2004             2003          2002          2001          2000
                                         --------------    ---------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $    4.53       $    3.47     $    4.74     $    5.74     $    7.61
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                    0.02            0.06         (0.08)        (0.01)         0.00+
Net realized and unrealized gains
 (losses) on securities                         0.08            1.00         (1.19)        (0.99)        (1.44)
                                           -------------------------------------------------------------------
Total from investment operations                0.10            1.06         (1.27)        (1.00)        (1.44)
--------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      0.00            0.00          0.00          0.00          0.00
From net realized gains                         0.00            0.00          0.00         0.00^         (0.43)
                                           -------------------------------------------------------------------
Total distributions                             0.00            0.00          0.00          0.00         (0.43)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $    4.63       $    4.53     $    3.47     $    4.74     $    5.74
                                           ===================================================================

TOTAL RETURN                                    2.21%          30.55%       (26.79%)      (17.39%)      (18.91%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $     297       $     211     $      57     $      51     $       1
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       0.98%**         1.35%         2.95%         2.73%         0.79%
Expenses with reimbursements
 and earnings credits                           0.97%**         1.35%         2.95%         2.72%         0.76%
Net investment income (loss)                    0.35%**        (0.12%)       (1.78%)       (1.68%)        0.01%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         123%            123%          152%          144%          165%

+ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 0.98% (2004), 1.35% (2003), 4.68% (2002), 82.23% (2001), AND
   0.79% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                          SIX MONTHS                           YEAR ENDED
                                         ENDED JUNE 30,                       DECEMBER 31,
                                              2004            2003          2002          2001          2000
                                         --------------    ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $    4.38       $    3.39     $    4.60     $    5.68     $    7.61
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                            (0.01)          (0.23)        (0.30)        (0.09)        (0.01)
Net realized and unrealized gains
 (losses) on securities                         0.08            1.22         (0.91)        (0.99)        (1.49)
                                           -------------------------------------------------------------------
Total from investment operations                0.07            0.99         (1.21)        (1.08)        (1.50)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                      0.00            0.00          0.00          0.00          0.00
From net realized gains                         0.00            0.00          0.00          0.00^        (0.43)
                                           -------------------------------------------------------------------
Total distributions                             0.00            0.00          0.00          0.00         (0.43)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $    4.45       $    4.38     $    3.39     $    4.60     $    5.68
                                           ===================================================================
TOTAL RETURN*                                   1.60%          29.20%       (26.30%)      (18.99%)      (19.69%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $      30       $      30     $      33     $     127     $      82
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       1.71%**         2.27%         2.47%         3.14%         1.28%
Expenses with reimbursements
 and earnings credits                           1.71%**         2.26%         2.46%         3.13%         1.25%
Net investment loss                            (0.44%)**       (1.11%)       (1.29%)       (1.96%)       (0.40%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         123%            123%          152%          144%          165%

^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.71% (2004), 2.27% (2003), 3.71% (2002), 6.32% (2001), AND
   1.28% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth and Income Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $136,533 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $36,172 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                                TRANSFER
                                                               AGENCY FEES
          ----------------------------------------------------------------
          Class A                                               $     761
          Class B                                               $   1,615
          Class C                                               $     319
          Class R                                               $     228
          Class T                                               $      63

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $54,460 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                 N/A          $ 1,317
         Class B                             $ 7,137          $ 2,379
         Class C                             $ 1,438          $   480
         Class T                             $    38          $    38

During the six months ended June 30, 2004, DSC retained $1,705 in sales commissions from the sales of Class A shares. DSC also retained $6,347 and $580 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                   $ 150,000
         9/1/04 to 8/31/05                                   $ 200,000
         9/1/05 to 8/31/06                                   $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $746. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Undistributed Ordinary Income                   $     110,145
         Accumulated Capital Losses                      $ 120,320,075
         Federal Tax Cost                                $ 220,772,870
         Gross Tax Appreciation of Investments           $  20,191,991
         Gross Tax Depreciation of Investments           $  (7,599,709)
         Net Tax Appreciation                            $  12,592,282

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                              SIX MONTHS ENDED                 YEAR ENDED
                                                JUNE 30, 2004               DECEMBER 31, 2004
                                            SHARES        AMOUNT           SHARES       AMOUNT
CLASS A

Sold                                         88,873   $     404,107        127,097   $     521,827
Redeemed                                    (62,761)  $    (283,060)       (28,494)  $    (113,809)
                                        ----------------------------------------------------------
Net Increase                                 26,112   $     121,047         98,603   $     408,018
                                        ==========================================================

CLASS B

Sold                                        156,501   $     682,847        164,031   $     669,282
Redeemed                                    (38,929)  $    (170,331)       (73,231)  $    (261,636)
                                        ----------------------------------------------------------
Net Increase                                117,572   $     512,516         90,800   $     407,646
                                        ==========================================================

CLASS C

Sold                                         25,581   $     111,883         55,885   $     224,519
Redeemed                                    (16,522)  $     (72,441)       (28,811)  $    (103,499)
                                        ----------------------------------------------------------
Net Increase                                  9,059   $      39,442         27,074   $     121,020
                                        ==========================================================

CLASS F

Sold                                        601,015   $   2,787,817      1,278,819   $   5,147,869
Dividends or Distributions Reinvested             0   $           0         34,819   $     159,122
Redeemed                                 (2,533,712)  $ (11,702,116)    (5,079,072)  $ (19,985,652)
                                        ----------------------------------------------------------
Net Decrease                             (1,932,697)  $  (8,914,299)    (3,765,434)  $ (14,678,661)
                                        ==========================================================

CLASS R

Sold                                         25,525   $     118,058         70,118   $     283,426
Redeemed                                     (8,026)  $     (36,310)       (39,808)  $    (155,834)
                                        ----------------------------------------------------------
Net Increase                                 17,499   $      81,748         30,310   $     127,592
                                        ==========================================================

CLASS T

Sold                                              4   $          17            709   $       2,660
Redeemed                                         (4)  $         (17)        (3,604)  $     (15,033)
                                        ----------------------------------------------------------
Net Increase (Decrease)                           0   $           0         (2,895)  $     (12,373)
                                        ==========================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $123,131,706 and $121,666,861, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION. Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank

                       This page intentionally left blank

DREYFUS FOUNDERS GROWTH AND INCOME FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                     A-636-GI-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
INTERNATIONAL EQUITY FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                      3

Statement of Investments                10

Statement of Assets and Liabilities     15

Statement of Operations                 17

Statements of Changes in Net Assets     18

Financial Highlights                    19

Notes to Financial Statements           25


PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website. To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

           NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE, DANIEL B. LEVAN AND JEFFREY R. SULLIVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, MIDDLE; AND JEFFREY R. SULLIVAN, CFA, RIGHT

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30, 2004?

Dreyfus Founders International Equity Fund's performance(1) compared favorably to the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Index, which posted a 4.34% return for the first six months of 2004.

WHAT DYNAMICS AFFECTED INTERNATIONAL LARGE-CAPITALIZATION INVESTING DURING THE PERIOD?

The global markets got off to a great start in 2004 as the Japanese economic recovery became broader than expected, China continued to experience significant growth across all economic sectors, and the U.S. economy expanded at a 4% clip during the first quarter. However, as the second quarter came to a close, the market's perception shifted from the strong growth environment to concerns about higher global inflation, higher oil prices and rising interest rates. The fear of the Chinese governmental policies slowing growth also weighed heavily on investors. While the first quarter experienced very strong returns, the second quarter ended just slightly positive.

(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"THE FUND BENEFITED FROM GOOD GROWTH OPPORTUNITIES IN SOME TRADITIONALLY DEFENSIVE SECTORS; THE ENERGY, UTILITIES AND CONSUMER STAPLES SECTORS OF THE FUND ALL POSSESSED STRONG-PERFORMING STOCKS."

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUND'S RELATIVE PERFORMANCE DURING THE PERIOD?

The largest positive impact on a country basis to relative Fund performance was found in Germany. A slight overweighting coupled with strong stock selection propelled the Fund's performance in this geographical area. In Spain, the Fund's strong stock selection and slight underweight position relative to its benchmark also buoyed performance. The Fund also experienced positive relative performance in Canada due to strong performance by nearly every Canadian stock in which the Fund was invested.

   Sector allocation and stock selection were both important positive contributors to the Fund's relative return for the first half of 2004. Surprisingly, the Fund benefited from good growth opportunities in some traditionally defensive sectors; the energy, utilities and consumer staples sectors of the Fund all possessed strong-performing stocks during the period.

   The Fund's positions in the energy sector exhibited the strongest performance. This was primarily attributable to the increase in energy prices during the period, as well as the specific performance of select individual issues. One stock that added significant value to the Fund was U.K.-based Cairn Energy PLC. Cairn had two major oil discoveries during the first quarter in the Rajasthan region

[SIDENOTE]

PERFORMANCE HIGHLIGHTS

- As the second quarter came to a close, the market's perception shifted from the strong growth environment to concerns about higher global inflation, higher oil prices and rising interest rates.

- The largest positive impact on a country basis to relative Fund performance was found in Germany.

- The Fund's positions in the energy sector exhibited the strongest performance. This was primarily attributable to the increase in energy prices during the period, as well as the specific performance of select individual issues.

- The information technology sector was the most underachieving sector in the Fund on a relative basis.

- Competition within the telecommunications services sector has led to price wars and subsequent margin erosion in the wireless industries in both Europe and Japan.

of India, which significantly increased the company's production profile. The stock rallied 125% in the first quarter, at which time the Fund liquidated its position in the company.

   Strong stock selection in the healthcare sector also aided relative performance, with such names as MERCK KGaA contributing to the Fund's return for the period. The pharma-chemical company received approval for a new colon cancer drug during the second quarter for use in Europe, and its liquid crystal business benefited from strong demand from the liquid crystal display (LCD) market.

   The Fund's position in the consumer staples sector proved beneficial during the period, as several stocks in this sector experienced price appreciation. Two Japanese names, KIRIN BEVERAGE CORPORATION and ASAHI BREWERIES LIMITED, contributed positively to relative performance, with Kirin returning over 30% and Asahi up nearly 21% by the end of the period. Both stocks enjoyed a consumer spending recovery in Japan after several years of quiet activity.

   The utilities sector presented opportunities for the Fund, and the sector as a whole was the best performer of all economic sectors in the Index during the period. One of the Fund's holdings in this sector, Finnish electric utility company FORTUM OYJ, has done well as Nordic power prices have strongly increased and better refining margins have delivered growth to the company's bottom line.

[SIDENOTE]

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

 1. Vodafone Group PLC (United Kingdom; VOD)                     2.65%
 2. Barclays PLC (United Kingdom; BARC)                          1.94%
 3. Alpha Bank AE (Greece; ALPHA)                                1.86%
 4. BP PLC (United Kingdom; BP)                                  1.78%
 5. Total SA (France; FP)                                        1.74%
 6. Royal Bank of Scotland Group PLC (United Kingdom; RBS)       1.60%
 7. Anglo Irish Bank Corporation PLC (Ireland; ANB)              1.56%
 8. Novartis AG (Switzerland; NOV.N)                             1.54%
 9. Sumitomo Mitsui Financial Group, Inc. (Japan; 8316)          1.52%
10. Toyota Motor Corporation (Japan; 7203)                       1.41%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on its inception date of 12/29/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   Other individual issues positively impacted the Fund's relative performance during the period as well. CASIO COMPUTER COMPANY LIMITED continued to benefit from the consumer spending recovery in Japan. Casio reported strong full-year profits in May and cited strength in digital cameras, a new joint venture with Hitachi for cell phones, better margins and an improved balance sheet as primary reasons for its impressive performance.

   CONTINENTAL AG had a strong first half following a quality first quarter earnings report. The company cited strength in their higher margin braking and suspension systems as the main driver of performance.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                    YEAR-TO-    1        5       10      SINCE
   CLASS (INCEPTION DATE)             DATE+    YEAR    YEARS    YEARS  INCEPTION
   -----------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
    With sales charge (5.75%)        (0.58%)  27.40%     --      --     (12.08%)
    Without sales charge              5.53%   35.19%     --      --     (10.92%)

   CLASS B SHARES (12/31/99)
    With redemption*                  1.13%   30.15%     --      --     (11.93%)
    Without redemption                5.13%   34.15%     --      --     (11.58%)

   CLASS C SHARES (12/31/99)
    With redemption**                 4.14%   33.14%     --      --     (11.63%)
    Without redemption                5.14%   34.14%     --      --     (11.63%)

   CLASS F SHARES (12/29/95)          5.52%   35.14%  (2.56%)    --       5.07%

   CLASS R SHARES (12/31/99)          5.70%   35.52%     --      --     (10.71%)

   CLASS T SHARES (12/31/99)
    With sales charge (4.50%)         0.69%   28.72%     --      --     (12.04%)
    Without sales charge              5.46%   34.79%     --      --     (11.13%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

   SUMITOMO MITSUI FINANCIAL GROUP, INC., a Japanese financial services firm, and GAMESA CORPORACION TECNOLOGICA SA, a manufacturer and supplier of products and services in the aeronautics and renewable energy sectors, also positively contributed to the Fund's return.

WHAT FACTORS NEGATIVELY CONTRIBUTED TO RELATIVE FUND PERFORMANCE DURING THE PERIOD?

Hong Kong, Switzerland, Italy and Belgium were four of the markets that most detracted from relative Fund performance due to poor stock selection paired with slight underweight positions. Weak stock selection in Ireland also caused this country to underperform for the Fund.

   Two of the sectors that hampered the Fund's relative returns were the information technology and telecommunications services sectors.

   The information technology sector was the most underachieving sector in the Fund on a relative basis. Stock selection proved the largest hit as the Fund's holdings in this sector trailed the benchmark. Issues such as NOKIA OYJ negatively impacted Fund performance as the company suffered a profit warning during the second quarter and subsequently declined 29%. Nokia announced it was losing market share due to lack of focus on the mid-market cell phone models, which are currently en vogue.

[CHART]

PORTFOLIO COMPOSITION

Japan                           20.16%
United Kingdom                  20.05%
France                           8.61%
Germany                          7.35%
Switzerland                      6.71%
Netherlands                      5.74%
Canada                           5.06%
Australia                        4.45%
Other Countries                 18.12%
Cash & Equivalents               3.75%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   The second-worst performing sector on a relative basis was telecommunications services. Competition within the telecommunications services sector has led to price wars and subsequent margin erosion in the wireless industries in both Europe and Japan. The fixed-line telecommunications business has also been hampered by competition from cable and internet companies eating into revenues and profits. VODAFONE GROUP PLC experienced a tough first six months of the year, down approximately 11%. The company spent money on its profitless Japanese subsidiary by buying out minority shareholders and making a full commitment to this business.

   In spite of the healthcare sector's positive contribution to Fund performance, select stocks did underperform during the period. SERONO SA, the Swiss pharmaceutical company, declined over 10% for the first six months of the year due to increased competition in the multiple sclerosis (MS) drug area. Competitor Elan Corporation PLC had its MS drug approved during the period, which is expected to take market share away from Serono. GlaxoSmithKline, another pharmaceutical company based in the United Kingdom, has also suffered this year due to increased competition from generic producers. In addition, the company's mid-range pipeline of drugs remained thin.

   Other notable underperformers during the period included China Unicom Limited, WMC RESOURCES LIMITED, and Banca Intesa S.p.A.


Our strategy, as always, is to keep our sector and country weights relatively neutral to the Index and to spend our risk dollars on stock selection. We are focused on seeking companies that best combine better-than-average business momentum and attractive valuations.


/s/ Remi J. Browne          /s/ Daniel B. LeVan         /s/ Jeffrey R. Sullivan

Remi J. Browne, CFA         Daniel B. LeVan, CFA        Jeffrey R. Sullivan, CFA
Co-Portfolio Manager        Co-Portfolio Manager        Co-Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--95.9%
AEROSPACE & DEFENSE--0.8%
    22,200   Gamesa Corporacion Tecnologica SA (SP)                               $     327,100
                                                                                  -------------
APPLICATION SOFTWARE--1.3%
     3,140   SAP AG (GE)                                                                523,397
                                                                                  -------------
AUTO PARTS & EQUIPMENT--0.7%
     7,100   Canadian Tire Corporation Limited Class A (CA)                             258,942
                                                                                  -------------
AUTOMOBILE MANUFACTURERS--3.4%
    38,600   Nissan Motor Company Limited (JA)                                          429,105
     4,700   Renault SA (FR)                                                            357,975
    13,800   Toyota Motor Corporation (JA)                                              559,007
                                                                                  -------------
                                                                                      1,346,087
                                                                                  -------------
BIOTECHNOLOGY--0.7%
       420   Serono SA (SZ)                                                             264,596
                                                                                  -------------
BREWERS--2.7%
    41,200   Asahi Breweries Limited (JA)                                               454,233
    35,400   Fraser & Neave Limited (SG)                                                287,721
    24,600   SABMiller PLC (UK)                                                         318,319
                                                                                  -------------
                                                                                      1,060,273
                                                                                  -------------
BROADCASTING & CABLE TV--1.0%
    15,400   Mediaset SPA (IT)                                                          175,566
    24,200   Publishing & Broadcasting Limited (AU)                                     216,628
                                                                                  -------------
                                                                                        392,194
                                                                                  -------------
COMMUNICATIONS EQUIPMENT--2.2%
    14,400   Nokia Oyj (FI)                                                             207,792
     2,153   Sagem SA (FR)                                                              240,212
   144,000   Telefonaktiebolaget LM Ericsson (SW)                                       424,373
                                                                                  -------------
                                                                                        872,377
                                                                                  -------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS

The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

   AU  Australia
   AT  Austria
   BD  Bermuda
   BE  Belgium
   BR  Brazil
   CA  Canada
   CI  Channel Islands
   CN  China
   CY  Cyprus
   DE  Denmark
   FI  Finland
   FR  France
   GE  Germany
   GR  Greece
   HK  Hong Kong
   ID  Indonesia
   IE  Ireland
   IN  India
   IT  Italy
   JA  Japan
   MA  Malaysia
   MX  Mexico
   NE  Netherlands
   NW  Norway
   PT  Portugal
   RS  Russia
   SG  Singapore
   SL  Solvak Republic
   SP  Spain
   SW  Sweden
   SZ  Switzerland
   TH  Thailand
   UK  United Kingdom

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.2%
    14,300   ATI Technologies, Inc. (CA)*                                         $     268,338
     4,300   Logitech International SA (SZ)*                                            195,704
                                                                                  -------------
                                                                                        464,042
                                                                                  -------------
CONSTRUCTION & ENGINEERING--0.5%
    12,300   ACS, Actividades de Construccion y Servicios SA (SP)                       207,270
                                                                                  -------------
CONSTRUCTION MATERIALS--1.2%
   155,200   Aggregate Industries PLC (UK)                                              230,802
    50,100   Boral Limited (AU)                                                         225,459
                                                                                  -------------
                                                                                        456,261
                                                                                  -------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
     5,800   Volvo AB Class B (SW)                                                      201,726
                                                                                  -------------
CONSUMER ELECTRONICS--3.6%
    27,000   Casio Computer Company Limited (JA)                                        408,780
     9,300   Citizen Electronics Company Limited (JA)                                   528,433
     5,800   Koninklijke (Royal) Philips Electronics NV (NE)                            156,167
    20,000   Sharp Corporation (JA)                                                     319,479
                                                                                  -------------
                                                                                      1,412,859
                                                                                  -------------
CONSUMER FINANCE--0.6%
     3,900   Sanyo Shinpan Finance Company Limited (JA)                                 222,673
                                                                                  -------------
DIVERSIFIED BANKS--12.3%
     8,800   ABN AMRO Holding NV (NE)                                                   192,510
    28,920   Alpha Bank AE (GR)                                                         735,403
    39,600   Anglo Irish Bank Corporation PLC (IE)                                      619,126
    90,319   Barclays PLC (UK)                                                          769,448
     8,807   BNP Paribas SA (FR)                                                        541,664
    31,100   HBOS PLC (UK)                                                              384,943
        37   Mitsubishi Tokyo Financial Group, Inc. (JA)                                342,483
    22,034   Royal Bank of Scotland Group PLC (UK)                                      634,566
    17,600   Skandinaviska Enskilda Banken (SW)                                         254,666
     4,700   Societe Generale (FR)                                                      399,434
                                                                                  -------------
                                                                                      4,874,243
                                                                                  -------------
DIVERSIFIED CAPITAL MARKETS--1.7%
    11,200   Credit Suisse Group (SZ)                                                   397,956
     3,770   UBS AG (SZ)                                                                265,652
                                                                                  -------------
                                                                                        663,608
                                                                                  -------------
DIVERSIFIED METALS & MINING--1.7%
    81,600   WMC Resources Limited (AU)                                                 279,674
    30,300   Xstrata PLC (UK)                                                           404,989
                                                                                  -------------
                                                                                        684,663
                                                                                  -------------
ELECTRIC UTILITIES--2.3%
     5,700   E.ON AG (GE)                                                               410,561
    39,900   Fortum Oyj (FI)                                                            509,734
                                                                                  -------------
                                                                                        920,295
                                                                                  -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.9%
     1,800   Keyence Corporation (JA)                                             $     410,594
     2,400   Kyocera Corporation (JA)                                                   203,675
     7,100   TDK Corporation (JA)                                                       538,771
                                                                                  -------------
                                                                                      1,153,040
                                                                                  -------------
FOOD RETAIL--1.9%
     3,900   Delhaize Group (BE)                                                        199,532
     3,000   Guyenne et Gascogne AG (FR)                                                346,027
    41,900   Tesco PLC (UK)                                                             202,319
                                                                                  -------------
                                                                                        747,878
                                                                                  -------------
FOREST PRODUCTS-- 0.5%
    18,400   Canfor Corporation (CA)*                                                   208,592
                                                                                  -------------
GAS UTILITIES--0.8%
    79,200   Centrica PLC (UK)                                                          322,459
                                                                                  -------------
HOME FURNISHINGS--0.6%
     4,700   Hunter Douglas NV (NE)                                                     228,738
                                                                                  -------------
HOMEBUILDING--0.9%
    33,400   Barratt Developments PLC (UK)                                              357,078
                                                                                  -------------
HOUSEHOLD PRODUCTS--0.5%
     7,600   Reckitt Benckiser PLC (UK)                                                 215,154
                                                                                  -------------
HYPERMARKETS & SUPER CENTERS--0.7%
     5,900   Metro AG (GE)                                                              279,961
                                                                                  -------------
INDUSTRIAL CONGLOMERATES--2.0%
   251,400   Cookson Group PLC (UK)*                                                    191,491
    71,000   Keppel Corporation Limited (SG)                                            290,595
     4,400   Siemens AG (GE)                                                            316,657
                                                                                  -------------
                                                                                        798,743
                                                                                  -------------
INDUSTRIAL MACHINERY--1.4%
    41,000   NSK Limited (JA)                                                           204,032
     7,200   Saurer AG (SZ)*                                                            368,221
                                                                                  -------------
                                                                                        572,253
                                                                                  -------------
INTEGRATED OIL & GAS--7.0%
     9,819   BP PLC (UK)                                                                704,967
    16,100   Husky Energy, Inc. (CA)                                                    307,999
     1,960   OMV AG (AT)                                                                381,579
    19,800   Repsol YPF SA (SP)                                                         433,629
    35,850   Shell Transport & Trading Company PLC (UK)                                 262,991
     3,618   Total SA (FR)                                                              689,793
                                                                                  -------------
                                                                                      2,780,958
                                                                                  -------------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
    11,000   Deutsche Telekom AG (GE)*                                                  193,393
    66,500   Koninklijke NV (NE)                                                        506,497
    55,100   Telenor ASA (NW)                                                           383,152
                                                                                  -------------
                                                                                      1,083,042
                                                                                  -------------
LEISURE PRODUCTS--0.9%
    15,800   Sankyo Company Limited (JA)                                                342,455
                                                                                  -------------
MARINE--0.6%
   184,000   Neptune Orient Lines Limited (SG)                                          252,099
                                                                                  -------------

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.0%
    20,200   Aviva PLC (UK)                                                       $     208,448
     4,100   Baloise Holding Limited (SZ)                                               178,090
                                                                                  -------------
                                                                                        386,538
                                                                                  -------------
OIL & GAS EXPLORATION & PRODUCTION--3.4%
    14,600   Canadian National Resources Limited (CA)                                   436,105
    13,500   Eni SPA (IT)                                                               268,062
     6,100   Norsk Hydro ASA (NW)                                                       396,458
   277,700   Oil Search Limited (AU)                                                    255,356
                                                                                  -------------
                                                                                      1,355,981
                                                                                  -------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION--0.6%
    37,400   Caltex Australia Limited (AU)                                              240,475
                                                                                  -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
    19,800   ING Groep NV (NE)                                                          467,356
     7,300   Sun Life Financial, Inc. (CA)                                              209,124
                                                                                  -------------
                                                                                        676,480
                                                                                  -------------
PACKAGED FOODS & MEATS--1.6%
    13,600   Koninklijke Wessanen NV (NE)                                               195,586
    21,000   Nisshin Seifun Group, Inc. (JA)                                            213,243
   193,000   Want Want Holdings Limited (SG)                                            212,300
                                                                                  -------------
                                                                                        621,129
                                                                                  -------------
PHARMACEUTICALS--9.8%
     8,250   AstraZeneca Group PLC (UK)                                                 370,158
     4,800   Aventis SA (FR)                                                            362,380
    14,600   Axcan Pharma, Inc. (CA)*                                                   308,050
    12,600   Eisai Company Limited (JA)                                                 362,590
     7,100   Merck KGaA (GE)                                                            429,334
    13,859   Novartis AG (SZ)                                                           611,394
     9,000   Ono Pharmaceuticals Company Limited (JA)                                   423,132
    28,500   Shire Pharmaceuticals Group PLC (UK)*                                      248,871
     6,100   Takeda Chemical Industries Limited (JA)                                    267,782
    38,100   Warner Chilcott PLC (UK)                                                   480,223
                                                                                  -------------
                                                                                      3,863,914
                                                                                  -------------
PRECIOUS METALS & MINERALS--0.8%
    18,700   ThyssenKrupp AG (GE)                                                       319,668
                                                                                  -------------
PROPERTY & CASUALTY INSURANCE--0.9%
   100,100   Insurance Australia Group Limited (AU)                                     348,659
                                                                                  -------------
PUBLISHING--0.6%
    22,800   Johnston Press PLC (UK)                                                    234,244
                                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS--1.5%
        88   Sumitomo Mitsui Financial Group, Inc. (JA)                                 603,253
                                                                                  -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
     4,000   Wereldhave NV (NE)                                                         328,994
                                                                                  -------------
SEMICONDUCTOR EQUIPMENT--0.5%
    11,000   ASML Holding NV (NE)*                                                      186,166
                                                                                  -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
SEMICONDUCTORS--0.9%
     8,000   Micronas Semiconductor Holding AG (SZ)*                              $     363,782
                                                                                  -------------
SOFT DRINKS--1.6%
    39,200   Coca-Cola Amatil Limited (AU)                                              189,241
    18,500   Kirin Beverage Corporation (JA)                                            435,733
                                                                                  -------------
                                                                                        624,974
                                                                                  -------------
THRIFTS & MORTGAGE FINANCE--0.8%
    24,200   Northern Rock PLC (UK)                                                     317,532
                                                                                  -------------
TIRES & RUBBER--1.1%
     8,800   Continental AG (GE)                                                        424,529
                                                                                  -------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
    19,000   Mitsubishi Corporation (JA)                                                184,576
                                                                                  -------------
WIRELESS TELECOMMUNICATION SERVICES--6.0%
    13,700   Bouygues SA (FR)                                                           458,722
        87   KDDI Corporation (JA)                                                      497,530
   180,000   SmarTone Telecommunications Holdings Limited (HK)                          197,313
    31,900   Telecom Italia Mobile SPA (IT)                                             180,866
   479,775   Vodafone Group PLC (UK)                                                  1,050,650
                                                                                  -------------
                                                                                      2,385,081
                                                                                  -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$28,621,455)                                                                   37,961,03
                                                                                  -------------

PRINCIPAL AMOUNT                                                                AMORTIZED VALUE
-----------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.5%
AGRICULTURAL PRODUCTS--3.5%
$1,400,000   Archer-Daniels-Midland Company
             1.43% 7/1/04+                                                        $   1,400,000
                                                                                  -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$1,400,000)                                                          1,400,000
                                                                                  -------------
TOTAL INVESTMENTS--99.4%
(TOTAL COST--$30,021,455)                                                            39,361,031
                                                                                  -------------
OTHER ASSETS AND LIABILITIES--0.6%                                                      241,943
                                                                                  -------------
NET ASSETS--100.0%                                                                $  39,602,974
                                                                                  =============

NOTES TO STATEMENT OF INVESTMENTS

* NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933
  AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $    30,021,455
                                                                  ---------------
Investment securities, at market                                       39,361,031
Cash                                                                      118,361
Foreign currency (cost $19,288)                                            18,778
Receivables:
   Investment securities sold                                             212,195
   Capital shares sold                                                    162,436
   Dividends                                                               34,256
   From adviser                                                             7,801
   From transfer agent                                                        227
   Other                                                                   31,581
                                                                  ---------------
Total Assets                                                           39,946,666
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                        210,255
   Capital shares redeemed                                                 24,481
   Advisory fees                                                           24,078
   Shareholder servicing fees                                               7,675
   Accounting fees                                                          3,210
   Distribution fees                                                        4,365
   Transfer agency fees                                                     8,557
   Custodian fees                                                          21,094
   Other                                                                   39,977
                                                                  ---------------
Total Liabilities                                                         343,692
                                                                  ---------------

Net Assets                                                        $    39,602,974
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $    66,477,490
Undistributed net investment income                                       294,556
Accumulated net realized loss from security transactions              (36,510,591)
Net unrealized appreciation on investments
 and foreign currency translation                                       9,341,519
                                                                  ---------------
Total                                                             $    39,602,974
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A

Net Assets                                                        $    23,229,730
Shares Outstanding                                                      2,252,917
Net Asset Value, Redemption Price Per Share                       $         10.31
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         10.94

CLASS B

Net Assets                                                        $     2,191,800
Shares Outstanding                                                        218,364
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         10.04

CLASS C

Net Assets                                                        $       465,533
Shares Outstanding                                                         46,455
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         10.02

CLASS F

Net Assets                                                        $    10,190,696
Shares Outstanding                                                        987,313
Net Asset Value, Offering and Redemption Price Per Share          $         10.32

CLASS R

Net Assets                                                        $     3,340,224
Shares Outstanding                                                        321,773
Net Asset Value, Offering and Redemption Price Per Share          $         10.38

CLASS T

Net Assets                                                        $       184,991
Shares Outstanding                                                         18,086
Net Asset Value, Redemption Price Per Share                       $         10.23
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         10.71

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       655,278
Interest                                                                    4,639
Foreign taxes withheld                                                    (81,433)
                                                                  ---------------
Total Investment Income                                                   578,484
                                                                  ---------------

EXPENSES

Advisory fees--Note 2                                                     196,145
Shareholder servicing fees--Note 2                                         45,931
Accounting fees--Note 2                                                    19,615
Distribution fees--Note 2                                                  23,265
Transfer agency fees--Note 2                                               41,043
Registration fees                                                          31,997
Postage and mailing expenses                                                1,046
Custodian fees and expenses--Note 2                                        33,253
Printing expenses                                                          11,040
Legal and audit fees                                                        2,438
Directors' fees and expenses--Note 2                                        3,947
Other expenses                                                              5,791
                                                                  ---------------
   Total Expenses                                                         415,511
   Earnings Credits                                                          (485)
   Reimbursed/Waived Expenses                                            (133,851)
   Net Expenses                                                           281,175
                                                                  ---------------
Net Investment Income                                                     297,309
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
   Security Transactions                                                3,209,367
   Foreign Currency Transactions                                           (5,604)
                                                                  ---------------
Net Realized Gain                                                       3,203,763
Net Change in Unrealized Appreciation/Depreciation of
 Investments and Foreign Currency Translation                          (1,331,918)
                                                                  ---------------
Net Realized and Unrealized Gain                                        1,871,845
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $     2,169,154
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         6/30/04         12/31/03
OPERATIONS

Net Investment Income                                  $    297,309    $    254,642
Net Realized Gain (Loss) on Security and
 Foreign Currency Transactions                            3,203,763      (5,296,540)
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation         (1,331,918)     16,056,126
                                                       ------------    ------------
Net Increase in Net Assets Resulting from Operations      2,169,154      11,014,228
                                                       ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From Net Investment Income
   Class A                                                        0        (156,488)
   Class B                                                        0          (1,759)
   Class F                                                        0         (71,823)
   Class R                                                        0         (28,532)
   Class T                                                        0            (910)
                                                       ------------    ------------
Net Decrease from Dividends and Distributions                     0        (259,512)
                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease)--Note 4
   Class A                                                 (439,639)     (1,959,586)
   Class B                                                 (299,253)       (450,587)
   Class C                                                  (40,936)       (190,274)
   Class F                                                 (246,076)     (2,350,311)
   Class R                                                   14,915        (204,031)
   Class T                                                    3,144         (57,906)
                                                       ------------    ------------
Net Decrease from Capital Share Transactions             (1,007,845)     (5,212,695)
                                                       ------------    ------------
Net Increase in Net Assets                                1,161,309       5,542,021
                                                       ------------    ------------

NET ASSETS

Beginning of period                                    $ 38,441,665    $ 32,899,644
                                                       ------------    ------------
End of period                                          $ 39,602,974    $ 38,441,665
                                                       ============    ============

Undistributed Net Investment Income (Loss)             $    294,556    $     (2,753)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                         SIX MONTHS                         YEAR ENDED
                                       ENDED JUNE 30,                      DECEMBER 31,
                                            2004            2003          2002         2001        2000
                                       --------------   --------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.77    $     7.19   $    10.03   $    14.42   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.08          0.06         0.01        (0.00)+      (0.03)
Net realized and unrealized gains
 (losses) on securities                          0.46          2.59        (2.84)       (4.39)       (3.53)
                                       -------------------------------------------------------------------
Total from investment operations                 0.54          2.65        (2.83)       (4.39)       (3.56)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.07)       (0.01)        0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00         (0.07)       (0.01)        0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.31    $     9.77   $     7.19   $    10.03   $    14.42
                                       ===================================================================

TOTAL RETURN*                                    5.53%        36.84%      (28.19%)     (30.44%)     (17.60%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $       23,230    $   22,432   $   18,217   $   29,151   $    4,434
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.41%**       1.41%        1.40%        1.46%        1.82%
Expenses with reimbursements
 and earnings credits                            1.40%**       1.40%        1.40%        1.44%        1.77%
Net investment income (loss)                     1.55%**       0.80%        0.13%       (0.74%)      (0.36%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+ NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.06% (2004), 2.48% (2003), 2.18% (2002), 1.78%
     (2001), AND 1.82% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                            2004            2003         2002         2001         2000
                                       --------------   --------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.55    $     7.03   $     9.87   $    14.29   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.04+        (0.08)       (0.11)       (0.12)       (0.09)
Net realized and unrealized gains
 (losses) on securities                          0.45          2.61        (2.73)       (4.30)       (3.60)
                                       -------------------------------------------------------------------
Total from investment operations                 0.49          2.53        (2.84)       (4.42)       (3.69)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.01)        0.00         0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
Total distributions                              0.00         (0.01)        0.00         0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.04    $     9.55   $     7.03   $     9.87   $    14.29
                                       ===================================================================

TOTAL RETURN*                                    5.13%        35.95%      (28.77%)     (30.93%)     (18.27%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $        2,192    $    2,372   $    2,201   $    3,786   $    5,129
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.15%**       2.16%        2.16%        2.28%        2.57%
Expenses with reimbursements
 and earnings credits                            2.15%**       2.15%        2.15%        2.26%        2.52%
Net investment income (loss)                     0.76%**       0.07%       (0.61%)      (1.03%)      (1.18%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.86% (2004), 3.32% (2003), 2.91% (2002), 2.67%
     (2001) AND 2.57% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                            2004            2003         2002         2001         2000
                                       --------------   --------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.53    $     7.02   $     9.86   $    14.27   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.04+        (0.26)       (0.29)       (0.16)       (0.07)
Net realized and unrealized gains
 (losses) on securities                          0.45          2.77        (2.55)       (4.25)       (3.64)
                                       -------------------------------------------------------------------
Total from investment operations                 0.49          2.51        (2.84)       (4.41)       (3.71)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00          0.00         0.00         0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00          0.00         0.00         0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.02    $     9.53   $     7.02   $     9.86   $    14.27
                                       ===================================================================

TOTAL RETURN*                                    5.14%        35.76%      (28.80%)     (30.90%)     (18.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $          466    $      482   $      532   $    1,429   $    2,635
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.15%**       2.16%        2.16%        2.29%        2.55%
Expenses with reimbursements
 and earnings credits                            2.15%**       2.15%        2.15%        2.26%        2.50%
Net investment income (loss)                     0.78%**       0.08%       (0.63%)      (0.99%)      (1.18%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.85% (2004), 3.25% (2003), 3.11% (2002), 2.85%
     (2001), AND 2.55% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                          ENDED JUNE 30,                      YEAR ENDED DECEMBER 31,
                                               2004            2003         2002         2001         2000         1999
                                          --------------   ---------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period      $         9.78    $     7.18   $    10.03   $    14.40   $    19.87   $    14.03
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.07         (0.01)       (0.05)       (0.07)       (0.08)       (0.05)
Net realized and unrealized gains
 (losses) on securities                             0.47          2.68        (2.79)       (4.30)       (3.49)        8.07
                                          --------------------------------------------------------------------------------
Total from investment operations                    0.54          2.67        (2.84)       (4.37)       (3.57)        8.02
--------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00         (0.07)       (0.01)        0.00         0.00         0.00
From net realized gains                             0.00          0.00         0.00         0.00        (1.90)       (2.18)
                                          --------------------------------------------------------------------------------
Total distributions                                 0.00         (0.07)       (0.01)        0.00        (1.90)       (2.18)
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period            $        10.32    $     9.78   $     7.18   $    10.03   $    14.40   $    19.87
                                          ================================================================================

TOTAL RETURN                                        5.52%        37.17%      (28.30%)     (30.35%)     (17.65%)      58.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $       10,191    $    9,837   $    9,321   $   16,640   $   30,040   $   35,607
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                           1.40%**       1.40%        1.40%        1.55%        1.84%        1.82%
Expenses with reimbursements
 and earnings credits                               1.40%**       1.40%        1.40%        1.52%        1.80%        1.80%
Net investment income (loss)                        1.54%**       0.80%        0.12%       (0.26%)      (0.55%)      (0.36%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              73%          144%         220%         213%         184%         205%

**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.19% (2004), 2.52% (2003), 2.13% (2002), 1.99%
     (2001), 1.95% (2000) AND 1.99% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                           2004             2003         2002        2001         2000
                                       --------------   --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.82    $     7.22   $    10.08   $    14.45   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.09          0.09         0.02        (0.00)+      (0.00)
Net realized and unrealized gains
 (losses) on securities                          0.47          2.60        (2.85)       (4.37)       (3.52)
                                       -------------------------------------------------------------------
Total from investment operations                 0.56          2.69        (2.83)       (4.37)       (3.53)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.09)       (0.03)        0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00         (0.09)       (0.03)        0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.38    $     9.82   $     7.22   $    10.08   $    14.45
                                       ===================================================================

TOTAL RETURN                                     5.70%        37.27%      (28.10%)     (30.24%)     (17.45%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $        3,340    $    3,146   $    2,470   $    6,102   $    2,716
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.15%**       1.15%        1.16%        1.28%        1.63%
Expenses with reimbursements
 and earnings credits                            1.15%**       1.15%        1.15%        1.26%        1.53%
Net investment income (loss)                     1.81%**       1.03%        0.27%       (0.04%)      (0.40%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+ NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.69% (2004), 1.95% (2003), 1.71% (2002), 1.57%
     (2001), AND 1.63% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                           2004             2003         2002         2001         2000
                                       --------------   --------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.70    $     7.14   $     9.97   $    14.37   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.07          0.00+       (0.10)       (0.09)       (0.06)
Net realized and unrealized gains
 (losses) on securities                          0.46          2.61        (2.73)       (4.31)       (3.55)
                                       -------------------------------------------------------------------
Total from investment operations                 0.53          2.61        (2.83)       (4.40)       (3.61)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.05)        0.00         0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00         (0.05)        0.00         0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.23    $     9.70   $     7.14   $     9.97   $    14.37
                                       ===================================================================

TOTAL RETURN*                                    5.46%        36.58%      (28.39%)     (30.62%)     (17.85%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $          185    $      172   $      158   $      343   $      654
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.66%**       1.65%        1.65%        1.80%        2.03%
Expenses with reimbursements
 and earnings credits                            1.65%**       1.65%        1.65%        1.77%        1.98%
Net investment income (loss)                     1.36%**       0.67%       (0.12%)      (0.53%)      (0.70%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.30% (2004), 2.88% (2003), 4.00% (2002), 2.86%
     (2001), AND 2.03% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally invests a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2004 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class R shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent contractual commitment. For the six months ended June 30, 2004, $128,140 was reimbursed to the Fund by Founders pursuant to this provision.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $13,588 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $4,869 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                              TRANSFER
                                                             AGENCY FEES
                                                             -----------
     Class A                                                  $  26,325
     Class B                                                  $   3,271
     Class C                                                  $     677
     Class R                                                  $   1,921
     Class T                                                  $     207

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $12,621 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and

Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION    SHAREHOLDER
                                               FEES       SERVICING FEES
                                           -----------------------------
     Class A                                      N/A       $  28,641
     Class B                                 $  8,581       $   2,860
     Class C                                 $  1,832       $     611
     Class T                                 $    231       $     231

During the six months ended June 30, 2004, DSC retained $37 and $68 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $6,155 of contingent deferred sales charges relating to redemptions of Class B shares.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

     TIME PERIOD                                         AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/03 to 8/31/04                                       $  150,000
     9/1/04 to 8/31/05                                       $  200,000
     9/1/05 to 8/31/06                                       $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $5,711. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The utilization of acquired losses may be limited under federal tax laws. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Undistributed Ordinary Income                          $      2,512
     Accumulated Capital Losses                             $ 39,617,964
     Post-October Currency Loss Deferral                    $        838
     Federal Tax Cost                                       $ 30,070,528
     Gross Tax Appreciation of Investments                  $  9,514,169
     Gross Tax Depreciation of Investments                  $   (223,666)
     Net Tax Appreciation                                   $  9,290,503

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                    JUNE 30, 2004                     DECEMBER 31, 2003
                                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A

Sold                                              84,955     $     864,744           724,401     $   5,318,119
Dividends or Distributions Reinvested                  0     $           0            15,239     $     147,964
Redeemed                                        (128,196)    $  (1,304,383)         (978,731)    $  (7,425,669)
                                           -------------------------------------------------------------------
Net Decrease                                     (43,241)    $    (439,639)         (239,091)    $  (1,959,586)
                                           ===================================================================

CLASS B

Sold                                               4,032     $      39,945            72,988     $     520,427
Dividends or Distributions Reinvested                  0     $           0               146     $       1,391
Redeemed                                         (34,170)    $    (339,198)         (137,735)    $    (972,405)
                                           -------------------------------------------------------------------
Net Decrease                                     (30,138)    $    (299,253)          (64,601)    $    (450,587)
                                           ===================================================================

CLASS C

Sold                                               4,337     $      42,826           165,203     $   1,132,327
Redeemed                                          (8,425)    $     (83,762)         (190,526)    $  (1,322,601)
                                           -------------------------------------------------------------------
Net Decrease                                      (4,088)    $     (40,936)          (25,323)    $    (190,274)
                                           ===================================================================

CLASS F

Sold                                             360,373     $   3,623,648         1,515,865     $  11,180,704
Dividends or Distributions Reinvested                  0     $           0             6,797     $      66,066
Redeemed                                        (379,134)    $  (3,869,724)       (1,814,806)    $ (13,597,081)
                                           -------------------------------------------------------------------
Net Decrease                                     (18,761)    $    (246,076)         (292,144)    $  (2,350,311)
                                           ===================================================================

CLASS R

Sold                                              23,695     $     243,158           146,346     $   1,105,834
Dividends or Distributions Reinvested                  0     $           0             2,764     $      26,981
Redeemed                                         (22,141)    $    (228,243)         (170,854)    $  (1,336,846)
                                           -------------------------------------------------------------------
Net Increase (Decrease)                            1,554     $      14,915           (21,744)    $    (204,031)
                                           ===================================================================

CLASS T

Sold                                               1,369     $      13,756            97,501     $     651,910
Dividends or Distributions Reinvested                  0     $           0                91     $         882
Redeemed                                          (1,047)    $     (10,612)         (101,973)    $    (710,698)
                                           -------------------------------------------------------------------
Net Increase (Decrease)                              322     $       3,144            (4,381)    $     (57,906)
                                           ===================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $12,676,689 and $14,693,097, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

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

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

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                    A-636-INE-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
MID-CAP GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                     3

Statement of Investments               10

Statement of Assets and Liabilities    14

Statement of Operations                16

Statements of Changes in Net Assets    17

Financial Highlights                   18

Notes to Financial Statements          24

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website. To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

          NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES AND DANIEL E. CROWE]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER DANIEL E. CROWE, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, the Dreyfus Founders Mid-Cap Growth Fund posted a competitive return(1) versus its growth benchmark, the Russell Midcap Growth Index, which returned 5.94% for the period.

WHAT ECONOMIC OR MARKET DYNAMICS SET THE INVESTING ENVIRONMENT DURING THE
PERIOD?

The market's overall performance during the first half of 2004 was driven by strong growth in corporate earnings, which were owed mainly to continued improvements in the economic environment. However, this benefit was somewhat offset during the period by multiple contractions of the overall market, due to concerns regarding the anticipated increase in the federal funds rate as well as the threat of inflation.

MR. JARES, WHAT CHANGES WERE MADE TO THE FUND AFTER YOU ASSUMED MANAGEMENT RESPONSIBILITIES?

The investment philosophy employed to manage the Fund has remained the same; we rely on a bottom-up, fundamental approach to stock picking.

   Some modest changes have been made to the Fund's portfolio, however, through the addition and liquidation of some stocks in May and June.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"AS THE ECONOMIC RECOVERY TOOK HOLD, THE EMPLOYMENT PICTURE BEGAN TO IMPROVE, WHICH IN TURN DROVE THE STRONG GROWTH OF CONSUMER-FOCUSED COMPANIES."

PERFORMANCE HIGHLIGHTS

- The market's overall performance during the first half of 2004 was driven by strong growth in corporate earnings, which were owed mainly to continued improvements in the economic environment.

- As the economic recovery took hold, the employment picture began to improve, which in turn drove the strong growth of consumer-focused companies. Due to this fact, the Fund's strong stock selection in the consumer discretionary sector was the largest contributor to the Fund's relative performance for the period.

- The Fund's underweighting in the information technology sector, coupled with strong stock selection, increased the Fund's overall relative return.

- The healthcare sector weighed heavily on relative Fund performance. Poor stock selection and an underweight position impeded the Fund's relative return.

- The financials sector encountered numerous difficult economic events during the period.

Companies that we expected to exhibit improving fundamentals and that had compelling valuations were added to the Fund. Such companies included APPLE COMPUTER, INC., BED BATH & BEYOND, INC., and THE PMI GROUP, INC.

   Conversely, positions were sold in investments where either the target price had been reached, the improvement in fundamentals appeared to be slowing, or changes in business conditions had materially impacted the stock's investment thesis. Names including Corinthian Colleges, Inc., Barr Pharmaceuticals, Inc., and Ameritrade Holding Corporation were among those sold due to such changes during the reporting period.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

As the economic recovery took hold, the employment picture began to improve, which in turn drove the strong growth of consumer-focused companies. Due to this fact, the Fund's strong stock selection in the consumer discretionary sector was the largest contributor to the Fund's relative performance for the period. For example, GETTY IMAGES, INC., a provider of stock photography, continued to leverage the electronic distribution of digital images, which drove higher profits.

ROYAL CARIBBEAN CRUISES LIMITED also positively contributed to relative Fund performance as an increase in demand for leisure travel helped boost the stock's share price.

     While information technology companies continued to post strong results overall, the valuations of these companies appeared to already adequately reflect their prospects. The Fund's underweighting in the information technology sector, coupled with strong stock selection, increased the Fund's overall relative return. ZEBRA TECHNOLOGIES CORPORATION performed well based on robust growth in its barcoding and card imaging business. ACTIVISION, INC., a publisher of interactive entertainment software products, also performed well during the period.

     The industrials sector, which benefited from the improving economy, also buoyed Fund performance during the period due to both an overweight position and strong performance by select stocks. J.B. HUNT TRANSPORT SERVICES, INC. was one such strong performer in this sector. The transportation company benefited from a tight trucking supply and a more rational competitive environment, and saw its operating margins more than double on a year-over-year basis in the first quarter of 2004. DANAHER CORPORATION and FASTENAL COMPANY both saw strong revenue and earnings growth associated with improvements in the industrials sector.

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. Getty Images, Inc. (GYI)                           4.07%
 2. iShares Russell 2000 Growth Index Fund (IWO)       4.01%
 3. Bed Bath & Beyond, Inc. (BBBY)                     2.95%
 4. Danaher Corporation (DHR)                          2.80%
 5. Maxim Integrated Products, Inc. (MXIM)             2.79%
 6. Manpower, Inc. (MAN)                               2.62%
 7. Fastenal Company (FAST)                            2.46%
 8. Zebra Technologies Corporation (ZBRA)              2.34%
 9. Amdocs Limited (DOX)                               2.31%
10. Fiserv, Inc. (FISV)                                2.24%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     Although the healthcare sector did not benefit relative Fund performance overall, some individual issues did perform well. TEVA PHARMACEUTICAL INDUSTRIES LIMITED positively contributed to Fund performance, as the company experienced an influx in demand. Numerous pharmaceutical buyers began to choose less costly but equally effective generic drugs over their branded counterparts, and Teva was able to reap some of the benefits of this shift in the industry. EON Labs, Inc., a supplier of generic pharmaceuticals, also benefited from this industry trend.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                               YEAR-TO-     1         5         10        SINCE
  CLASS (INCEPTION DATE)        DATE+      YEAR     YEARS      YEARS    INCEPTION
---------------------------------------------------------------------------------
  CLASS A SHARES (12/31/99)
   With sales charge (5.75%)    0.00%      18.79%      --        --      (10.25%)
   Without sales charge         5.97%      26.01%      --        --       (9.06%)

  CLASS B SHARES (12/31/99)
   With redemption*             1.54%      20.83%      --        --       (9.84%)
   Without redemption           5.54%      24.83%      --        --       (9.58%)

  CLASS C SHARES (12/31/99)
   With redemption**            4.33%      23.48%      --        --       (9.91%)
   Without redemption           5.33%      24.48%      --        --       (9.91%)

  CLASS F SHARES (9/8/61)       6.15%      26.25%   (3.07%)    5.39%        N/A

  CLASS R SHARES (12/31/99)     5.90%      25.67%      --        --       (8.86%)

  CLASS T SHARES (12/31/99)
   With sales charge (4.50%)    0.85%      18.94%      --        --      (10.77%)
   Without sales charge         5.60%      24.74%      --        --       (9.85%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with mid-cap investing, such as limited product lines, less liquidity, and small market share.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

WHAT MANAGEMENT DECISIONS HINDERED FUND PERFORMANCE DURING THE PERIOD?

The healthcare sector weighed heavily on relative Fund performance. Poor stock selection and an underweight position impeded the Fund's relative return. Healthcare stocks such as SELECT MEDICAL CORPORATION and Barr Pharmaceuticals, Inc. were among the worst performers during the period. A proposed rule change by the Centers for Medicare & Medicaid Services (CMS) led to a severe correction in Select Medical's share price during the period. Barr Pharmaceuticals experienced increased market competition, which in turn raised concerns regarding Barr's growth outlook.

   The Fund's performance in the consumer staples sector was greatly hampered by underexposure as well as poor stock selection.

   The financials sector encountered numerous difficult economic events during the period. The Federal Reserve Board signaled that an increase in the federal funds rate was imminent, and the anticipation of a flattening yield curve had a negative impact on regional banks. Furthermore, regional banks were trading at historically high valuations during the period, leaving few attractive investments. Lastly, a slowdown in retail investor activity led retail brokerage services companies such as Ameritrade Holding Corporation to lower their expectations for earnings. New York Community Bancorp, Inc. was adversely impacted due to poor interest rate risk management.

[CHART]

PORTFOLIO COMPOSITION

Consumer Discretionary      27.53%
Information Technology      22.49%
Healthcare                  16.85%
Industrials                 15.57%
Financials                   4.87%
Materials                    4.55%
Energy                       1.52%
Other                        5.81%
Cash & Equivalents           0.18%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Although the Fund's performance in the information technology sector had a beneficial effect on overall performance during the period, select technology holdings did underperform. Among those were Fairchild Semiconductor International, Inc., Maxtor Corporation, and QLogic Corporation. Increased order cancellations and push-outs led to a decline in Fairchild Semiconductor's share price. Maxtor underperformed as the company lowered earnings guidance due to channel inventory issues and pricing declines. In the first calendar quarter of the year, QLogic experienced an unexpected decline in host bus adapter (HBA) orders, which required the company to lower its earnings expectations.

   Other poor-performing stocks during the period included for-profit education services company, Corinthian Colleges, Inc. Corinthian suffered from a number of factors in the second half of the period. Expectations became overly optimistic, while closings of existing facilities and potential future closings became a concern. Industry concerns also surfaced based on issues at other for-profit educational services companies. Another underachieving issue was GTECH HOLDINGS CORPORATION, an operator of online lottery transaction processing systems. A Brazilian court ordered GTECH Holdings to reserve 30% of its revenues for the possibility of an adverse outcome to a current lawsuit in which the company is involved. This ruling led to concerns regarding the company's operations in Brazil, which constitute 10% of the company's revenues and earnings.


As we move forward, we will focus on our bottom-up investment process and work diligently to seek the most attractive mix of potential reward and risk.


/s/ John B. Jares                               /s/ Daniel E. Crowe

John B. Jares, CFA                              Daniel E. Crowe, CFA
Portfolio Manager                               Assistant Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--96.0%
APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
     40,075   Coach, Inc.*                                         $   1,810,981
                                                                   -------------
APPLICATION SOFTWARE--3.4%
     26,775   Autodesk, Inc.                                           1,146,238
     49,550   Cadence Design Systems, Inc.*                              724,917
     38,550   Mercury Interactive Corporation*                         1,920,947
                                                                   -------------
                                                                       3,792,102
                                                                   -------------
CASINOS & GAMING--3.3%
     17,600   GTECH Holdings Corporation                                 815,056
     29,950   International Game Technology                            1,156,070
     36,200   Station Casinos, Inc.                                    1,752,080
                                                                   -------------
                                                                       3,723,206
                                                                   -------------
COMMUNICATIONS EQUIPMENT--0.9%
     30,100   Adtran, Inc.                                             1,004,437
                                                                   -------------
COMPUTER & ELECTRONICS RETAIL--1.0%
     21,775   Best Buy Company, Inc.                                   1,104,864
                                                                   -------------
COMPUTER HARDWARE--1.7%
     60,750   Apple Computer, Inc.*                                    1,976,805
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS--0.7%
      7,725   Lexmark International, Inc.*                               745,694
                                                                   -------------
CONSTRUCTION MATERIALS--2.0%
     51,875   Lafarge North America, Inc.                              2,246,188
                                                                   -------------
CONSUMER ELECTRONICS--1.1%
     13,375   Harman International Industries, Inc.                    1,217,125
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
     65,175   Fiserv, Inc.*                                            2,534,656
                                                                   -------------
DEPARTMENT STORES--2.4%
     26,675   Kohl's Corporation*                                      1,127,819
     36,600   Nordstrom, Inc.                                          1,559,526
                                                                   -------------
                                                                       2,687,345
                                                                   -------------
DIVERSIFIED BANKS--1.0%
     19,700   TCF Financial Corporation                                1,143,585
                                                                   -------------
DIVERSIFIED COMMERCIAL SERVICES--2.9%
     11,700   Apollo Group, Inc. Class A*                              1,032,993
     79,939   ARAMARK Corporation Class B                              2,299,046
                                                                   -------------
                                                                       3,332,039
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.7%
    126,900   Symbol Technologies, Inc.                                1,870,506
                                                                   -------------
EMPLOYMENT SERVICES--2.6%
     58,300   Manpower, Inc.                                           2,959,891
                                                                   -------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--5.8%
     27,750   iShares Goldman Sachs Networking Index Fund*         $     879,120
     30,375   iShares Goldman Sachs Software Index Fund*               1,160,325
     72,475   iShares Russell 2000 Growth Index Fund                   4,534,761
                                                                   -------------
                                                                       6,574,206
                                                                   -------------
HEALTHCARE EQUIPMENT--5.9%
     37,950   Biomet, Inc.                                             1,686,498
     28,425   Boston Scientific Corporation*                           1,216,590
     47,437   DENTSPLY International, Inc.                             2,471,468
     17,125   St. Jude Medical, Inc.*                                  1,295,506
                                                                   -------------
                                                                       6,670,062
                                                                   -------------
HEALTHCARE FACILITIES--1.3%
    112,800   Select Medical Corporation                               1,513,776
                                                                   -------------
HEALTHCARE SERVICES--1.9%
     27,175   Caremark Rx, Inc.*                                         895,145
     16,200   Express Scripts, Inc.*                                   1,283,526
                                                                   -------------
                                                                       2,178,671
                                                                   -------------
HOME ENTERTAINMENT SOFTWARE--1.3%
     89,700   Activision, Inc.*                                        1,426,230
                                                                   -------------
HOME FURNISHINGS--2.8%
     71,550   Leggett & Platt, Inc.                                    1,911,101
     16,525   Mohawk Industries, Inc.*                                 1,211,778
                                                                   -------------
                                                                       3,122,879
                                                                   -------------
HOMEBUILDING--0.5%
     14,250   Toll Brothers, Inc.*                                       603,060
                                                                   -------------
INDUSTRIAL CONGLOMERATES--2.8%
     61,110   Danaher Corporation                                      3,168,554
                                                                   -------------
INDUSTRIAL GASES--1.0%
     28,325   Praxair, Inc.                                            1,130,451
                                                                   -------------
LEISURE FACILITIES--2.1%
     55,375   Royal Caribbean Cruises Limited                          2,403,829
                                                                   -------------
MANAGED HEALTHCARE--2.7%
     14,025   Anthem, Inc.*                                            1,256,079
     15,550   WellPoint Health Networks, Inc.*                         1,741,756
                                                                   -------------
                                                                       2,997,835
                                                                   -------------
METAL & GLASS CONTAINERS--1.6%
     24,575   Ball Corporation                                         1,770,629
                                                                   -------------
OFFICE ELECTRONICS--2.3%
     30,400   Zebra Technologies Corporation*                          2,644,800
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES--0.4%
      9,700   BJ Services Company*                                       444,648
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
     29,427   Apache Corporation                                       1,281,546
                                                                   -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
     28,300   Ambac Financial Group, Inc.                          $   2,078,352
                                                                   -------------
PHARMACEUTICALS--4.1%
     66,000   Andrx Corporation*                                       1,843,380
     27,625   Medicis Pharmaceutical Corporation Class A               1,103,619
     60,700   MGI Pharma, Inc.*                                        1,639,507
                                                                   -------------
                                                                       4,586,506
                                                                   -------------
PUBLISHING--5.3%
     76,625   Getty Images, Inc.*                                      4,597,500
     19,800   McClatchy Company Class A                                1,388,970
                                                                   -------------
                                                                       5,986,470
                                                                   -------------
RAILROADS--1.0%
     19,000   Union Pacific Corporation                                1,129,550
                                                                   -------------
RESTAURANTS--1.7%
     39,325   Brinker International, Inc.*                             1,341,769
     15,225   Yum! Brands, Inc.                                          566,675
                                                                   -------------
                                                                       1,908,444
                                                                   -------------
SEMICONDUCTORS--4.7%
     60,100   Maxim Integrated Products, Inc.                          3,150,442
     16,275   NVIDIA Corporation*                                        333,638
     75,275   Semtech Corporation*                                     1,771,974
                                                                   -------------
                                                                       5,256,054
                                                                   -------------
SPECIALTY STORES--5.8%
     86,825   Bed Bath & Beyond, Inc.*                                 3,338,421
     28,525   Guitar Center, Inc.*                                     1,268,507
     67,950   Staples, Inc.                                            1,991,615
                                                                   -------------
                                                                       6,598,543
                                                                   -------------
TECHNOLOGY DISTRIBUTORS--1.4%
     25,150   CDW Corporation                                          1,603,564
                                                                   -------------
THRIFTS & MORTGAGE FINANCE--2.0%
     52,725   The PMI Group, Inc.                                      2,294,592
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS--4.2%
     48,925   Fastenal Company                                         2,780,408
     35,050   W.W. Grainger, Inc.                                      2,015,375
                                                                   -------------
                                                                       4,795,783
                                                                   -------------
TRUCKING--2.0%
     58,075   J.B. Hunt Transport Services, Inc.                       2,240,534
                                                                   -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$90,635,611)                                                  108,558,992
                                                                   -------------
COMMON STOCKS (FOREIGN)--3.3%
APPLICATION SOFTWARE--2.3%
    111,400   Amdocs Limited (CI)*                                     2,610,102
                                                                   -------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
     16,800   Teva Pharmaceutical Industries Limited
              Sponsored ADR (IS)                                   $   1,130,472
                                                                   -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$3,429,596)                                                     3,740,574
                                                                   -------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.4%
AGRICULTURAL PRODUCTS--5.0%
$ 5,600,000   Archer-Daniels-Midland Company
              1.43% 7/1/04+                                        $   5,600,000
                                                                   -------------
CONSUMER ELECTRONICS--0.4%
    450,000   Sharp Electronics Corporation
              1.20% 7/1/04                                               450,000
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$6,050,000)                                           6,050,000
                                                                   -------------
TOTAL INVESTMENTS--104.7%
(TOTAL COST--$100,115,207)                                           118,349,566
                                                                   -------------
OTHER ASSETS AND LIABILITIES--(4.7%)                                  (5,344,623)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 113,004,943
                                                                   =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
   ADR - AMERICAN DEPOSITARY RECEIPT
   CI - CHANNEL ISLANDS
   IS - ISRAEL

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $   100,115,207
                                                                  ---------------
Investment securities, at market                                      118,349,566
Cash                                                                      319,652
Receivables:
   Investment securities sold                                           5,669,124
   Capital shares sold                                                     51,614
   Dividends                                                               26,761
   Other                                                                   18,672
                                                                  ---------------
Total Assets                                                          124,435,389
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                     10,912,691
   Capital shares redeemed                                                249,522
   Advisory fees                                                           76,277
   Shareholder servicing fees                                              22,248
   Accounting fees                                                          5,610
   Distribution fees                                                       36,264
   Transfer agency fees                                                    18,966
   Custodian fees                                                           2,737
   Other                                                                  106,131
                                                                  ---------------
Total Liabilities                                                      11,430,446
                                                                  ---------------

Net Assets                                                        $   113,004,943
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $   160,241,008
Accumulated net investment loss                                          (702,072)
Accumulated net realized loss from security transactions              (64,768,352)
Net unrealized appreciation on investments                             18,234,359
                                                                  ---------------
Total                                                             $   113,004,943
                                                                  ===============

CLASS A

Net Assets                                                           $       998,070
Shares Outstanding                                                           267,681
Net Asset Value, Redemption Price Per Share                          $          3.73
Maximum offering price per share
 (net asset value plus sales charge of 5.75% of offering price)      $          3.96

CLASS B

Net Assets                                                           $     1,650,277
Shares Outstanding                                                           456,245
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share   $          3.62

CLASS C

Net Assets                                                           $       401,606
Shares Outstanding                                                           112,695
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share   $          3.56

CLASS F

Net Assets                                                           $   109,839,612
Shares Outstanding                                                        28,926,372
Net Asset Value, Offering and Redemption Price Per Share             $          3.80

CLASS R

Net Assets                                                           $        84,592
Shares Outstanding                                                            22,446
Net Asset Value, Offering and Redemption Price Per Share             $          3.77

CLASS T

Net Assets                                                           $        30,786
Shares Outstanding                                                             8,602
Net Asset Value, Redemption Price Per Share                          $          3.58
Maximum offering price per share
 (net asset value plus sales charge of 4.50% of offering price)      $          3.75

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                           $      289,123
Interest                                                                    12,150
Foreign taxes withheld                                                      (2,043)
                                                                    --------------
Total Investment Income                                                    299,230
                                                                    --------------

EXPENSES

Advisory fees--Note 2                                                      589,194
Shareholder servicing fees--Note 2                                          92,117
Accounting fees--Note 2                                                     44,152
Distribution fees--Note 2                                                  129,708
Transfer agency fees--Note 2                                                43,427
Registration fees                                                           30,812
Postage and mailing expenses                                                 7,440
Custodian fees and expenses--Note 2                                          4,324
Printing expenses                                                           13,203
Legal and audit fees                                                         7,780
Directors' fees and expenses--Note 2                                        14,326
Other expenses                                                              12,950
                                                                    --------------
   Total Expenses                                                          989,433
   Earnings Credits                                                           (863)
   Reimbursed/Waived Expenses                                                 (750)
   Expense Offset to Broker Commissions                                     (1,682)
                                                                    --------------
   Net Expenses                                                            986,138
                                                                    --------------
Net Investment Loss                                                       (686,908)
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain on Security Transactions                              17,803,459
Net Change in Unrealized Appreciation/Depreciation of Investments       (8,693,559)
                                                                    --------------
Net Realized and Unrealized Gain                                         9,109,900
                                                                    --------------
Net Increase in Net Assets Resulting from Operations                $    8,422,992
                                                                    ==============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                 SIX MONTHS      YEAR ENDED
                                                               ENDED 6/30/04      12/31/03
OPERATIONS

Net Investment Loss                                            $    (686,908)  $  (1,356,208)
Net Realized Gain on Security Transactions                        17,803,459      20,810,975
Net Change in Unrealized Appreciation/Depreciation
 of Investments                                                   (8,693,559)     25,868,151
                                                               -------------   -------------
Net Increase in Net Assets Resulting from Operations               8,422,992      45,322,918
                                                               -------------   -------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease)--Note 4
   Class A                                                          (251,725)        542,198
   Class B                                                           (27,367)        264,005
   Class C                                                            61,660         (52,492)
   Class F                                                       (57,573,003)     24,535,977
   Class R                                                           (37,147)          9,780
   Class T                                                            (4,974)          5,472
                                                               -------------   -------------
Net Increase (Decrease) from Capital Share
 Transactions                                                    (57,832,556)     25,304,940
                                                               -------------   -------------
Net Increase (Decrease) in Net Assets                            (49,409,564)     70,627,858
                                                               -------------   -------------

NET ASSETS

Beginning of period                                            $ 162,414,507   $  91,786,649
                                                               -------------   -------------
End of period                                                  $ 113,004,943   $ 162,414,507
                                                               =============   =============

Accumulated Net Investment Loss                                $    (702,072)  $     (15,164)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                          SIX MONTHS                    YEAR ENDED
                                        ENDED JUNE 30,                 DECEMBER 31,
                                             2004         2003       2002        2001        2000
                                        --------------  ------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $  3.52      $  2.58    $  3.44     $  4.38     $  8.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 (0.02)+       0.03      (0.04)      (0.06)      (0.02)
Net realized and unrealized
 gains (losses) on securities                 0.23         0.91      (0.82)      (0.88)      (2.05)
                                           -------------------------------------------------------
Total from investment operations              0.21         0.94      (0.86)      (0.94)      (2.07)
--------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00         0.00       0.00        0.00        0.00
From net realized gains                       0.00         0.00       0.00        0.00       (2.23)
                                           -------------------------------------------------------
Total distributions                           0.00         0.00       0.00        0.00       (2.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $  3.73      $  3.52    $  2.58     $  3.44     $  4.38
                                           =======================================================

TOTAL RETURN*                                 5.97%       36.43%    (25.00%)    (21.46%)    (23.40%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $   998      $ 1,191    $   476     $   538     $   625
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     1.48%**      1.87%      2.15%       2.47%       1.29%
Expenses with reimbursements
 and earnings credits                         1.47%**      1.86%      2.15%       2.46%       1.25%
Net investment loss                          (1.06%)**    (1.38%)    (1.81%)     (1.93%)     (0.74%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       134%         160%       216%        214%        226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                          SIX MONTHS                    YEAR ENDED
                                        ENDED JUNE 30,                 DECEMBER 31,
                                             2004         2003       2002        2001        2000
                                        --------------  ------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $   3.43     $  2.54    $  3.39     $  4.32     $  8.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.03)+     (0.03)     (0.05)      (0.05)      (0.04)
Net realized and unrealized
 gains (losses) on securities                  0.22        0.92      (0.80)      (0.88)      (2.09)
                                           -------------------------------------------------------
Total from investment operations               0.19        0.89      (0.85)      (0.93)      (2.13)
--------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                     0.00        0.00       0.00        0.00        0.00
From net realized gains                        0.00        0.00       0.00        0.00       (2.23)
                                           -------------------------------------------------------
Total distributions                            0.00        0.00       0.00        0.00       (2.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $   3.62     $  3.43    $  2.54     $  3.39     $  4.32
                                           =======================================================

TOTAL RETURN*                                  5.54%      35.04%    (25.07%)    (21.53%)    (24.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $  1,650     $ 1,587    $   969     $ 1,138     $ 1,047
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                      2.26%**     2.65%      2.68%       2.59%       2.04%
Expenses with reimbursements
 and earnings credits                          2.26%**     2.64%      2.67%       2.58%       1.99%
Net investment loss                           (1.84%)**   (2.16%)    (2.33%)     (2.06%)     (1.47%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate@                        134%        160%       216%        214%        226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                          SIX MONTHS                    YEAR ENDED
                                        ENDED JUNE 30,                 DECEMBER 31,
                                             2004         2003       2002        2001        2000
                                        --------------  ------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $   3.38     $  2.50    $  3.36     $  4.32     $  8.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.03)+     (0.10)     (0.08)      (0.08)      (0.04)
Net realized and unrealized
 gains (losses) on securities                  0.21        0.98      (0.78)      (0.88)      (2.09)
                                           -------------------------------------------------------
Total from investment operations               0.18        0.88      (0.86)      (0.96)      (2.13)
--------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                     0.00        0.00       0.00        0.00        0.00
From net realized gains                        0.00        0.00       0.00        0.00       (2.23)
                                           -------------------------------------------------------
Total distributions                            0.00        0.00       0.00        0.00       (2.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $   3.56     $  3.38    $  2.50     $  3.36     $  4.32
                                           =======================================================

TOTAL RETURN*                                  5.33%      35.20%    (25.60%)    (22.22%)    (24.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    402     $   323    $   274     $   380     $   422
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                      2.22%**     2.51%      2.99%       3.94%       2.04%
Expenses with reimbursements
 and earnings credits                          2.22%**     2.51%      2.98%       3.93%       2.00%
Net investment loss                           (1.80%)**   (2.02%)    (2.65%)     (3.41%)     (1.46%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate@                        134%        160%       216%        214%        226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.22% (2004), 2.51% (2003), 3.04% (2002), 4.25% (2001), AND
   2.04% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                               YEAR ENDED
                                         ENDED JUNE 30,                            DECEMBER 31,
                                              2004          2003         2002          2001         2000          1999
                                         --------------   ---------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $    3.58     $    2.62    $    3.47     $    4.36     $    8.68     $    7.44
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   (0.02)+        0.02        (0.04)        (0.05)        (0.03)        (0.08)
Net realized and unrealized
 gains (losses) on securities                   0.24          0.94        (0.81)        (0.84)        (2.06)         3.12
                                           ------------------------------------------------------------------------------
Total from investment operations                0.22          0.96        (0.85)        (0.89)        (2.09)         3.04
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                      0.00          0.00         0.00          0.00          0.00          0.00^
From net realized gains                         0.00          0.00         0.00          0.00         (2.23)        (1.80)
                                           ------------------------------------------------------------------------------
Total distributions                             0.00          0.00         0.00          0.00         (2.23)        (1.80)
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $    3.80     $    3.58    $    2.62     $    3.47     $    4.36     $    8.68
                                           ==============================================================================

TOTAL RETURN                                    6.15%        36.64%      (24.50%)      (20.41%)      (23.69%)       42.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $ 109,840     $ 159,161    $  89,970     $ 119,708     $ 166,365     $ 253,385
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       1.33%**       1.51%        1.56%         1.39%         1.39%         1.42%
Expenses with reimbursements
 and earnings credits                           1.33%**       1.50%        1.56%         1.37%         1.36%         1.40%
Net investment loss                            (0.92%)**     (1.01%)      (1.22%)       (0.84%)       (0.92%)       (0.98%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         134%          160%         216%          214%          226%          186%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1999 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS                         YEAR ENDED
                                       ENDED JUNE 30,                      DECEMBER 31,
                                            2004            2003         2002          2001          2000
                                       --------------    --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period      $   3.56       $    2.61    $    3.48     $    4.39     $    8.68
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 (0.02)+         (0.03)       (0.04)         0.01         (0.03)
Net realized and unrealized
 gains (losses) on securities                 0.23            0.98        (0.83)        (0.92)        (2.03)
                                          -----------------------------------------------------------------
Total from investment operations              0.21            0.95        (0.87)        (0.91)        (2.06)
-----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00            0.00         0.00          0.00          0.00
From net realized gains                       0.00            0.00         0.00          0.00         (2.23)
                                          -----------------------------------------------------------------
Total distributions                           0.00            0.00         0.00          0.00         (2.23)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD            $   3.77       $    3.56    $    2.61     $    3.48     $    4.39
                                          =================================================================

TOTAL RETURN                                  5.90%          36.40%      (25.00%)      (20.73%)      (23.28%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $     85       $     119    $      77     $      49     $       7
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     1.29%**         1.64%        1.97%         2.91%         1.03%
Expenses with reimbursements
 and earnings credits                         1.28%**         1.64%        1.97%         2.89%         1.00%
Net investment loss                          (0.86%)**       (1.15%)      (1.63%)       (2.40%)       (0.55%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       134%            160%         216%          214%          226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.29% (2004), 1.64% (2003), 3.49% (2002), 57.54% (2001), AND
   1.03% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                         SIX MONTHS                         YEAR ENDED
                                       ENDED JUNE 30,                      DECEMBER 31,
                                            2004            2003         2002          2001          2000
                                       --------------    --------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period      $   3.39       $    2.51    $    3.39     $    4.35     $    8.68
-----------------------------------------------------------------------------------------------------------
Income from investment operations:

Net investment loss                          (0.03)+         (0.02)       (0.06)        (0.11)        (0.02)
Net realized and unrealized
 gains (losses) on securities                 0.22            0.90        (0.82)        (0.85)        (2.08)
                                          -----------------------------------------------------------------
Total from investment operations              0.19            0.88        (0.88)        (0.96)        (2.10)
-----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00            0.00         0.00          0.00          0.00
From net realized gains                       0.00            0.00         0.00          0.00         (2.23)
                                          -----------------------------------------------------------------
Total distributions                           0.00            0.00         0.00          0.00         (2.23)
-----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period            $   3.58       $    3.39    $    2.51     $    3.39     $    4.35
                                          =================================================================

TOTAL RETURN*                                 5.60%          35.06%      (25.96%)      (22.07%)      (23.80%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $     31       $      34    $      20     $      20     $      29
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     2.09%**         2.76%        3.64%         3.13%         1.55%
Expenses with reimbursements
 and earnings credits                         2.08%**         2.76%        3.63%         3.11%         1.50%
Net investment loss                          (1.66%)**       (2.27%)      (3.29%)       (2.57%)       (0.98%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       134%            160%         216%          214%          226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.09% (2004), 2.76% (2003), 10.30% (2002), 28.91% (2001), AND
   1.55% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions of Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $87,990 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $22,412 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid during the six months ended June 30, 2004 were as follows:

                                                               TRANSFER
                                                              AGENCY FEES
         ----------------------------------------------------------------
         Class A                                                $ 1,337
         Class B                                                $ 2,060
         Class C                                                $   426
         Class R                                                $   171
         Class T                                                $    87

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $121,957 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                N/A           $ 1,517
         Class B                            $ 6,212           $ 2,071
         Class C                            $ 1,501           $   501
         Class T                            $    38           $    38

During the six months ended June 30, 2004, DSC retained $5,644 in sales commissions from the sales of Class A shares. DSC also retained $1,558 and $838 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                  $ 150,000
         9/1/04 to 8/31/05                                  $ 200,000
         9/1/05 to 8/31/06                                  $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $750. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                          $  82,241,465
         Federal Tax Cost                                    $ 100,313,274
         Gross Tax Appreciation of Investments               $  19,066,516
         Gross Tax Depreciation of Investments               $  (1,030,224)
         Net Tax Appreciation                                $  18,036,292

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS ENDED                   YEAR ENDED
                                              JUNE 30, 2004                DECEMBER 31, 2003
                                         SHARES          AMOUNT          SHARES            AMOUNT
CLASS A

Sold                                       91,492    $     337,671          244,735    $     828,175
Redeemed                                 (162,225)   $    (589,396)         (90,696)   $    (285,977)
                                      --------------------------------------------------------------
Net Increase (Decrease)                   (70,733)   $    (251,725)         154,039    $     542,198
                                      ==============================================================

CLASS B

Sold                                       41,090    $     143,799          145,154    $     449,120
Redeemed                                  (48,071)   $    (171,166)         (63,928)   $    (185,115)
                                      --------------------------------------------------------------
Net Increase (Decrease)                    (6,981)   $     (27,367)          81,226    $     264,005
                                      ==============================================================

CLASS C

Sold                                       88,164    $     305,843           56,880    $     169,451
Redeemed                                  (71,138)   $    (244,183)         (70,756)   $    (221,943)
                                      --------------------------------------------------------------
Net Increase (Decrease)                    17,026    $      61,660          (13,876)   $     (52,492)
                                      ==============================================================

CLASS F

Sold                                    1,386,668    $   5,180,416       19,131,927    $  50,872,801
Redeemed                              (16,916,943)   $ (62,753,419)      (8,999,875)   $ (26,336,824)
                                      --------------------------------------------------------------
Net Increase (Decrease)               (15,530,275)   $ (57,573,003)      10,132,052    $  24,535,977
                                      ==============================================================

CLASS R

Sold                                       17,309    $      65,833           15,172    $      45,615
Redeemed                                  (28,339)   $    (102,980)         (11,397)   $     (35,835)
                                      --------------------------------------------------------------
Net Increase (Decrease)                   (11,030)   $     (37,147)           3,775    $       9,780
                                      ==============================================================

CLASS T

Sold                                            0    $           0            2,448    $       6,710
Redeemed                                   (1,436)   $      (4,974)            (403)   $      (1,238)
                                      --------------------------------------------------------------
Net Increase (Decrease)                    (1,436)   $      (4,974)           2,045    $       5,472
                                      ==============================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $82,479,808 and $137,408,384, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS MID-CAP GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                     A-636-MC-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
PASSPORT FUND

INVESTMENT UPDATE
JUNE 30, 2004


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                     3

Statement of Investments                                               10

Statement of Assets and Liabilities                                    18

Statement of Operations                                                20

Statements of Changes in Net Assets                                    21

Financial Highlights                                                   22

Notes to Financial Statements                                          28

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.
To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF TRACY STOUFFER]

A DISCUSSION WITH PORTFOLIO MANAGER TRACY STOUFFER, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

During the first half of the year, Dreyfus Founders Passport Fund underperformed in large part due to several unforeseen geopolitical events across Asia, which created an enormous amount of volatility in the markets. The Fund underperformed its international small-cap benchmark, the Morgan Stanley Capital International
(MSCI) World ex U.S. Small Cap Index, which returned 11.83% for the period.
The Fund also underperformed the large-cap MSCI World ex U.S. Index, which returned 4.34% for the six-month timeframe.

PLEASE DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PERIOD.

The first half of 2004 proved to be tenuous for the global investing environment, resulting in very lackluster performances from the markets. Numerous factors led to investor apprehension and a narrow trading range in global markets. Perhaps one of the larger global concerns during the period was rising oil prices, which approached $42 a barrel, providing a heavy weight on the world economy. This hike in crude oil costs was attributable to a combination of increased world demand, terrorist events in both Iraq and Saudi Arabia, lack of refining capacity, as well as speculative plays on the commodity. Global investors also worried that supply disruptions due to terrorism could spike prices even higher.

The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index measures global performance of small capitalization securities outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

[SIDENOTE]

"A POSITIVE INVESTMENT SURPRISE DURING THE PERIOD WAS EVIDENCED IN JAPAN, AS THE COUNTRY CONTINUED ITS ECONOMIC REBOUND, GROWING AT AN EVEN FASTER RATE THAN THE UNITED STATES IN THE FIRST HALF OF THE YEAR."

PERFORMANCE HIGHLIGHTS

- Numerous factors led to investor apprehension and a narrow trading range in global markets.
- Among the top performers in the financials sector were Japanese real estate firms that benefited from the reflation in this industry.
- The two countries weighing heaviest on Fund performance were Thailand and India. Although 2003 had been a good year for both of these markets, the first half of 2004 proved to be quite different.
- Although the Fund held little in China, where the government is orchestrating an economic slowdown due to overheating, the Fund's exposure to this country hampered relative performance.

   The slowing of the Chinese growth engine also played into the hesitant investing environment during the year's first half. Data showed that China's attempt to slow its economy has been working. Chinese Premier Wen Jiabao attempted to decrease China's official growth rate from its 9.1% mark last year to 7% in 2004 through such tactics as ordering banks to curb lending in nine key sectors and raising the amount of cash that banks must set aside as reserve. While most non-Chinese economists estimate China's growth to be higher than the official 7%, a slowdown was still present.

   To date, India has been one of the largest investment surprises of the year. The government that fostered the outsourcing phenomenon, encouraged market reforms, and was at least partly responsible for the rapid growth rates in India, lost to the left-leaning Congress Party in an early May election. The election outcome was completely unexpected, and as a result, record foreign fund selling was experienced, toppling the Indian markets.

   A positive investment surprise during the period was evidenced in Japan, as the country continued its economic rebound, growing at an even faster rate than the United States in the first half of the year. Japan's Tanken survey of Japanese business sentiment reached a 13-year high, the unemployment rate continued to fall, earnings continued to surprise to the upside, retail sales began reviving for the first time, and Japanese exporters continued benefiting from China's expansion. Even Japan's deflation is forecasted to start easing next year.

   The United States also added to the investing uncertainty. The country's election year continued to show both candidates running a close race. The widely expected federal funds rate hike of a quarter percent by the Federal Reserve was implemented at the June 30 meeting. Also, employment growth in the United States began lagging economists' expectations.

DID YOUR INVESTMENT APPROACH LEAD TO ANY CHANGES IN PORTFOLIO COMPOSITION DURING THE REPORTING PERIOD?

The election results in India were a huge surprise to the investment community, both in India and abroad. A large number of investors sold off their holdings, deciding that, in spite of continued strong economic growth in the country, the uncertainties tied to a government that was likely to take a more socialist approach may hurt investor sentiment. The Fund, too, sold out of many of its Indian holdings, preferring to wait until the newly elected Indian government announced its policies and budget.

WHAT MANAGEMENT DECISIONS BENEFITED FUND PERFORMANCE DURING THE PERIOD?

The Fund outperformed its benchmark in Japan due to strong stock selection, with several of the best performers listed on the Tokyo Stock Exchange Mothers Index. The Mothers Index, which was started in 2000 and is comprised of high growth and emerging stocks, rose by nearly 103% in the first half of the year based on the continued good economic and corporate earnings news from Japan.

   Valued attractively at the time of inclusion in the Fund, several Belgian stocks appreciated, helping boost relative Fund performance for the period.

   Although the Fund's holdings in Australia did not perform as well as expected, the Fund's underexposure to this country counteracted its poor stock selection, benefiting relative performance.

The Tokyo Stock Exchange Mothers Index is a market capitalization-weighted index based on all stocks listed on Mothers and is calculated with the same methodology used for calculation of TOPIX (Tokyo Stock Price Index).

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

   1.  Marlborough Stirling PLC (United Kingdom; MAS)                   1.42%
   2.  Ryohin Keikaku Company Limited (Japan; 7453)                     1.27%
   3.  Cairn Energy PLC (United Kingdom; CNE)                           1.27%
   4.  Germanos SA (Greece; GERM)                                       1.26%
   5.  Urbi, Desarrollos Urbanos SA de CV (Mexico; URBI)                1.26%
   6.  Natura Cosmeticos SA (Brazil; NATU)                              1.21%
   7.  Ichitaka Company Limited (Japan; 2774)                           1.21%
   8.  CTS Eventim AG (Germany; EVD)                                    1.16%
   9.  De Vere Group PLC (United Kingdom; DVR)                          1.10%
   10. Hamakyorex Company Limited (Japan; 9037)                         1.10%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE
DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   An underweight position in Italy also buoyed relative Fund performance during the period, as did a strong selection of German stocks.

   When examining sectors, strong stock selection in the financials sector was the largest contributor to Fund performance during the period. Among the top performers in the financials sector were Japanese real estate firms that benefited from the reflation in this industry. Secured Capital Japan Company, Limited showed strong growth throughout the period as well as a high market share in its industry. AREALINK COMPANY LIMITED was valued attractively during the period and produced very strong growth due to its "value-up" theme that provides new uses for unused real estate assets. IDU COMPANY, which provides an internet-based

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                   YEAR-TO-       1       5     10       SINCE
  CLASS (Inception Date)            DATE+       YEAR    YEARS  YEARS   INCEPTION
  ------------------------------------------------------------------------------
  CLASS A SHARES (12/31/99)
   With sales charge (5.75%)          (3.24%)   38.05%     --     --       (8.09%)
   Without sales charge                2.67%    46.49%     --     --       (6.88%)

  CLASS B SHARES (12/31/99)
   With redemption*                   (1.75%)   41.36%     --     --       (7.97%)
   Without redemption                  2.25%    45.36%     --     --       (7.60%)

  CLASS C SHARES (12/31/99)
   With redemption**                   1.33%    44.45%     --     --       (7.63%)
   Without redemption                  2.33%    45.45%     --     --       (7.63%)

  CLASS F SHARES (11/16/93)            2.67%    46.64%   4.47%  8.52%       7.67%

  CLASS R SHARES (12/31/99)            2.89%    47.21%     --     --       (7.46%)

  CLASS T SHARES (12/31/99)
   With sales charge (4.50%)          (2.16%)   39.42%     --     --       (8.64%)
   Without sales charge                2.48%    45.95%     --     --       (7.70%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments such as limited product lines, less liquidity, and small market share. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

clearing mechanism for distressed real estate, also exhibited strong earnings during the period. Yasuragi Company Limited benefited from Japan's asset reflation trend as well.

   Internet-based companies also proved beneficial to the Fund during the period. Global Media Online, Inc. reaped the benefits of very strong internet earnings throughout Japan. ICHITAKA COMPANY LIMITED, which formerly had most of its business in petroleum-based products, has been expanding its e-billing software business and has profited greatly from this new emphasis, producing strong sales returns.

   CAIRN ENERGY PLC also positively contributed to relative Fund performance due mainly to new oil discoveries in India.

WHAT MANAGEMENT DECISIONS HINDERED FUND PERFORMANCE DURING THE PERIOD?

The two countries weighing heaviest on Fund performance were Thailand and India. Although 2003 had been a good year for both of these markets, the first half of 2004 proved to be quite different. As it appeared that interest rates would start rising around the world, investors became more risk-averse, pulling funds out of emerging markets overall, taking gains even though fundamentals did not drastically change. India was additionally hampered by the surprise election outcome. Rediff.com India Limited ADR was one such Fund holding that fell in the decline of the Indian markets after May's surprise election.

[CHART]

PORTFOLIO COMPOSITION

   Japan                                    35.66%
   United Kingdom                           13.18%
   Canada                                    4.83%
   Germany                                   3.75%
   France                                    3.66%
   Greece                                    3.25%
   Italy                                     3.20%
   Switzerland                               2.61%
   Other Countries                          26.40%
   Cash & Equivalents                        3.46%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Although the Fund held little in China, where the government is orchestrating an economic slowdown due to overheating, the Fund's exposure to this country hampered relative performance. One Chinese security in particular, telecommunications services company YANGTZE TELECOM CORPORATION, was detrimental to relative performance. Yangtze proved too small to gain critical mass as competition intensified in China. Cytos Biotechnology AG also proved to be an underperforming security as the issuance of new shares placed downward pressure on the stock price.

   South Korea and Malaysia, countries in which the MSCI World ex U.S. Small Cap Index does not invest, suffered during the period as well, reducing the Fund's overall relative return.

   The Fund experienced negative relative performance in most sectors, but the consumer discretionary, industrials and materials sectors had the largest negative impact during the period through poor stock selection. Monstermob Group PLC, a United Kingdom-based company supplying various mobile phone content, was the Fund's worst performer in the consumer discretionary sector. Materials issue Yamana Gold, Inc. also underperformed due to weakness in the gold price during the holding period.

   The telecommunications services sector also hindered performance due to poor stock selection, such as the aforementioned Yangtze Telecom Corporation.

   Other underperforming issues included Bio-Treat Technology Limited and PT Limas Stokhomindo Tbk, an Indonesian company that provides financial and news information services. Limas' stock price dropped after additional company shares were placed in the market.

As 2004 continues, we remain committed to our fundamental-based investment strategy to seek international small-cap companies with strong growth potential.

/s/ Tracy P. Stouffer

Tracy Stouffer, CFA
Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--95.0%
ADVERTISING--1.2%
    360,850    Aegis Group PLC (UK)                                  $    587,340
     76,650    Trader Classifed Media NV Class A (NE)*                    867,314
                                                                     ------------
                                                                        1,454,654
                                                                     ------------
AIRLINES--0.5%
        521    Skymark Airlines Company Limited (JA)*                     606,397
                                                                     ------------
AIRPORT SERVICES--0.8%
     88,000    Japan Airport Terminal Company Limited (JA)                935,527
                                                                     ------------
APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
    164,000    Descente Limited (JA)                                      655,309
     61,100    Marimekko Oyj (FI)                                         834,838
     14,800    Sanei-International Company Limited (JA)                   686,322
     20,000    Wolford AG (AT)*                                           672,831
                                                                     ------------
                                                                        2,849,300
                                                                     ------------
APPLICATION SOFTWARE--3.0%
     17,600    Artwork Systems Group NV (BE)*                             211,997
    100,000    Gresham Computing PLC (UK)*                                625,680
     24,850    MandrakeSoft (FR)*                                         185,944
  1,486,675    Marlborough Stirling PLC (UK)                            1,732,297
    335,650    Telelogic AB (SW)*                                         579,245
     26,600    Yaskawa Information Systems Corporation (JA)               299,849
                                                                     ------------
                                                                        3,635,012
                                                                     ------------
AUTO PARTS & EQUIPMENT--2.4%
  1,069,600    Aapico Hitech Public Company Limited Foreign Shares
               (TH)                                                       784,836
     50,500    Finnveden AB (SW)*                                         447,481
     44,000    Nifco, Inc. (JA)                                           696,806
    118,000    Toyo Radiator Company Limited (JA)                         592,622
    375,800    Westport Innovations, Inc. (CA)*                           459,660
                                                                     ------------
                                                                        2,981,405
                                                                     ------------
AUTOMOBILE MANUFACTURERS--0.9%
    114,300    Mahindra & Mahindra Limited (IN)                         1,098,747
                                                                     ------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

   AU  Australia
   AT  Austria
   BD  Bermuda
   BE  Belgium
   BR  Brazil
   CA  Canada
   CI  Channel Islands
   CN  China
   CY  Cyprus
   DE  Denmark
   FI  Finland
   FR  France
   GE  Germany
   GR  Greece
   HK  Hong Kong
   ID  Indonesia
   IE  Ireland
   IN  India
   IT  Italy
   JA  Japan
   MA  Malaysia
   MX  Mexico
   NE  Netherlands
   NW  Norway
   PT  Portugal
   RS  Russia
   SG  Singapore
   SL  Solvak Republic
   SP  Spain
   SW  Sweden
   SZ  Switzerland
   TH  Thailand
   UK  United Kingdom

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
     40,000    Biocon Limited 144A (IN)+                             $    435,889
                                                                     ------------
BROADCASTING & CABLE TV--0.2%
     13,025    Central European Media Enterprises Limited Class A
               (SL)*                                                      295,928
                                                                     ------------
BUILDING PRODUCTS--1.3%
    300,000    Nitto Boseki Company Limited (JA)                          651,606
     98,400    Pfleiderer AG Registered Shares (GE)*                      915,878
                                                                     ------------
                                                                        1,567,484
                                                                     ------------
COMMODITY CHEMICALS--0.2%
     10,700    Nihon Micro Coating Company Limited (JA)                   234,367
                                                                     ------------
COMMUNICATIONS EQUIPMENT--3.1%
     68,000    GN Store Nord AS (DE)*                                     601,051
    387,325    Mitec Telecom, Inc. (CA)*                                  727,968
    174,127    Mobilezone Holding AG (SZ)*                                582,555
     51,625    Option International NV (BE)*                            1,309,626
    127,000    Tamura Taiko Holdings, Inc. (JA)*                          616,872
                                                                     ------------
                                                                        3,838,072
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--1.8%
     53,480    Germanos SA (GR)                                         1,544,732
    425,900    JB Hi-Fi Limited (AU)                                      682,389
                                                                     ------------
                                                                        2,227,121
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS--0.4%
     10,000    Roland DG Corporation (JA)                                 486,643
                                                                     ------------
CONSTRUCTION & ENGINEERING--1.5%
    187,000    Chiyoda Corporation (JA)                                 1,328,186
    123,430    Lamda Development SA (GR)                                  528,621
                                                                     ------------
                                                                        1,856,807
                                                                     ------------
CONSTRUCTION MATERIALS--1.2%
     45,600    Advan Company Limited (JA)                                 603,041
    118,400    Socotherm SPA (IT)                                         864,339
                                                                     ------------
                                                                        1,467,380
                                                                     ------------
CONSUMER FINANCE--2.2%
    134,300    Lopro Corporation (JA)                                     916,955
     15,000    Sanyo Shinpan Finance Company Limited (JA)                 856,436
    116,800    Shinki Company Limited (JA)                                952,683
                                                                     ------------
                                                                        2,726,074
                                                                     ------------
DEPARTMENT STORES--0.8%
    517,500    Lifestyle International Holdings Limited (HK)*             633,622
     61,000    Matsuzakaya Company Limited (JA)                           289,584
                                                                     ------------
                                                                          923,206
                                                                     ------------
DIVERSIFIED BANKS--0.4%
    175,310    Bank of Cyprus Limited (CY)*                               507,650
                                                                     ------------
DIVERSIFIED CHEMICALS--0.5%
     71,000    Nissan Chemical Industries Limited (JA)                    570,655
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--3.2%
         41    MOC Corporation (JA)                                  $    290,831
         41    MOC Corporation New Shares (JA)*^#                         276,289
    416,400    PHS Group PLC (UK)                                         619,238
        250    Quin Land Company Limited (JA)                             888,970
    664,000    Raffles Lasalle Limited (SG)                               424,035
     25,125    Techem AG (GE)*                                            645,015
     28,800    Watabe Wedding Corporation (JA)                            739,037
                                                                     ------------
                                                                        3,883,415
                                                                     ------------
DIVERSIFIED METALS & MINING--2.0%
    195,000    Excel Coal Limited (AU)*                                   359,979
 16,000,000    PT Bumi Resources Tbk (ID)                                 978,463
     36,600    Sumitomo Titanium Corporation (JA)                       1,160,574
                                                                     ------------
                                                                        2,499,016
                                                                     ------------
DRUG RETAIL--0.8%
     17,500    Sundrug Company Limited (JA)                               986,345
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
    239,000    GS Yuasa Corporation (JA)                                  584,823
                                                                     ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.8%
    250,750    Cardpoint PLC (UK)*                                        586,629
    173,942    CSR PLC (UK)*                                            1,274,439
     15,325    Funkwerk AG (GE)                                           570,749
     50,300    Ingenico SA (FR)                                           919,219
     85,025    Leitch Technology Corporation (CA)*                        594,820
      1,500    SAIA-Burgess Electronics AG (SZ)                           718,620
                                                                     ------------
                                                                        4,664,476
                                                                     ------------
EMPLOYMENT SERVICES--0.5%
    251,800    Proffice AB (SW)                                           628,414
                                                                     ------------
ENVIRONMENTAL SERVICES--1.4%
     24,225    BWT AG (AT)                                                632,226
        200    Citron Holding AG Centre International de Traitements
               et de Recyclage des Ordures Novices (SZ)*                   59,885
      8,225    Zenon Environmental, Inc. (CA)*                            141,091
     50,000    Zenon Environmental, Inc. 144A (CA)*+                      857,697
                                                                     ------------
                                                                        1,690,899
                                                                     ------------
FOOD DISTRIBUTORS--0.8%
  8,566,000    Heng Tai Consumables Group Limited (HK)                    999,392
                                                                     ------------
FOOD RETAIL--1.5%
     82,900    Jeronimo Martins SGPS SA (PT)*                             927,948
     15,339    Jeronimo Martins SGPS SA Provisional Certificates
               (PT)*^#                                                    171,698
     15,000    Ozeki Company Limited (JA)                                 783,577
                                                                     ------------
                                                                        1,883,223
                                                                     ------------
GAS UTILITIES--0.5%
    370,000    AMGA SPA Azienda Mediterranea Gas e Acqua (IT)             578,927
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--1.3%
     30,000    Ryohin Keikaku Company Limited (JA)                   $  1,547,908
                                                                     ------------
HEALTHCARE FACILITIES--0.9%
  1,500,000    Bangkok Dusit Medical Services Public Company
               Foreign Shares (TH)                                        392,565
     67,600    Capio AB (SW)*                                             655,091
                                                                     ------------
                                                                        1,047,656
                                                                     ------------
HEALTHCARE SERVICES--1.6%
     44,000    Falco Biosystems Limited (JA)                              588,737
     73,050    iSOFT Group PLC (UK)                                       573,643
        244    Japan Longlife Company Limited (JA)                        825,148
                                                                     ------------
                                                                        1,987,528
                                                                     ------------
HIGHWAYS & RAILTRACKS--1.0%
    110,975    Societa Iniziative Autostradali e Servizi SPA (IT)       1,250,308
                                                                     ------------
HOME IMPROVEMENT RETAIL--1.0%
     45,500    Komeri Company Limited (JA)                              1,217,614
                                                                     ------------
HOMEBUILDING--0.1%
     10,000    Desarrolladora Homex SA de CV ADR (MX)*                    173,100
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--3.1%
    168,960    De Vere Group PLC (UK)                                   1,348,248
     19,800    H.I.S. Company Limited (JA)                                602,447
    102,530    Hyatt Regency Hotels and Tourism SA (GR)                 1,052,869
    120,925    Millennium & Copthorne Hotels PLC (UK)                     745,638
                                                                     ------------
                                                                        3,749,202
                                                                     ------------
HOUSEHOLD APPLIANCES--0.5%
    107,010    Fourlis SA (GR)                                            624,952
                                                                     ------------
INDUSTRIAL MACHINERY--5.3%
     27,350    Andritz AG (AT)                                          1,340,047
    302,700    Charter PLC (UK)*                                          916,774
     20,250    Domino Printing Sciences PLC (UK)                           87,240
     46,000    Ihara Science Corporation (JA)                             425,789
    150,000    Kitz Corporation (JA)                                      662,604
     83,000    Nissei ASB Machine Company Limited (JA)                    395,546
    290,725    Pursuit Dynamics PLC (UK)*                                 652,470
     17,100    Shima Seiki Manufacturing Limited (JA)                     581,414
      3,500    SIG Holding AG (SZ)                                        632,985
     69,400    Suzumo Machinery Company Limited (JA)                      750,511
                                                                     ------------
                                                                        6,445,380
                                                                     ------------
INTEGRATED OIL & GAS--0.5%
     24,100    PetroKazakhstan, Inc. (CA)                                 651,210
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.7%
     22,219    Golden Telecom, Inc. (RS)                                  625,243
 13,447,900    Jasmine International Public Company
               Limited Foreign Shares (TH)*                               276,293
        175    Mitsui & Associates Telepark Corporation (JA)              527,654
    450,000    Pipex Communications PLC (UK)*                              80,794
     41,100    Rostelecom Sponsored ADR (RS)                              531,012
                                                                     ------------
                                                                        2,040,996
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
INTERNET RETAIL--0.7%
        210    BB Net Corporation (JA)*                              $    894,927
                                                                     ------------
INTERNET SOFTWARE & SERVICES--0.6%
    298,950    Certicom Corporation (CA)*                                 758,077
                                                                     ------------
IT CONSULTING & OTHER SERVICES--0.3%
         25    VeriServe Corporation (JA)*                                375,750
                                                                     ------------
LEISURE PRODUCTS--0.5%
      2,425    Kompan AS (DE)                                             365,181
     24,875    MIFA Mitteldeutsche Fahrradwerke AG (GE)*                  273,295
                                                                     ------------
                                                                          638,476
                                                                     ------------
MARINE--1.0%
    322,000    Jinhui Holdings Limited (HK)*                              594,477
    704,100    Precious Shipping Public Company
               Limited Foreign Shares (TH)                                598,446
                                                                     ------------
                                                                        1,192,923
                                                                     ------------
METAL & GLASS CONTAINERS--0.6%
      1,375    Vetropack Holding AG (SZ)                                  702,651
                                                                     ------------
MOVIES & ENTERTAINMENT--1.7%
     84,128    CTS Eventim AG (GE)*                                     1,422,776
     18,800    Tohokushinsha Film Corporation (JA)                        601,311
                                                                     ------------
                                                                        2,024,087
                                                                     ------------
OFFICE ELECTRONICS--0.4%
      8,650    Neopost SA (FR)                                            511,275
                                                                     ------------
OFFICE SERVICES & SUPPLIES--0.5%
     75,000    Okamura Corporation (JA)                                   611,740
                                                                     ------------
OIL & GAS DRILLING--1.1%
  2,410,000    China Oilfield Services Limited (CN)                       687,486
  2,160,000    Crest Petroleum Berhad (MA)                                619,579
                                                                     ------------
                                                                        1,307,065
                                                                     ------------
OIL & GAS EQUIPMENT & SERVICES--1.9%
     14,950    Compagnie Generale de Geophysique SA (FR)*                 913,116
  1,698,000    Scomi Group Berhad (MA)                                    576,426
      8,100    Vallourec SA (FR)                                          794,823
                                                                     ------------
                                                                        2,284,365
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION--3.5%
     60,525    Cairn Energy PLC (UK)*                                   1,547,701
 18,450,000    Emerald Energy PLC (UK)*                                   451,714
    122,925    Fairborne Energy Limited (CA)*                             939,723
     35,125    First Calgary Petroleums Limited (CA)*                     292,097
    300,000    Hardman Resources Limited (AU)*                            401,254
     47,675    Lundin Petroleum AB (SW)*                                  253,153
     30,000    Opti Canada, Inc. 144A (CA)*+                              419,526
                                                                     ------------
                                                                        4,305,168
                                                                     ------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION--1.7%
    127,000    Ichitaka Company Limited (JA)                            1,478,165
  9,460,000    Titan Petrochemicals Group Limited (HK)*                   630,683
                                                                     ------------
                                                                        2,108,848
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--2.8%
        800    A. Hiestand Holding AG (SZ)*                          $    456,723
    346,900    Gruma SA de CV Class B (MX)                                571,499
     80,750    Koninklijke Wessanen NV (NE)                             1,161,291
     63,000    Nippon Flour Mills Company Limited (JA)                    308,317
    204,000    Nisshin Oillio Group Limited (JA)                          927,315
                                                                     ------------
                                                                        3,425,145
                                                                     ------------
PERSONAL PRODUCTS--2.1%
      5,800    Ales Groupe (FR)                                           273,805
     92,000    Natura Cosmeticos SA (BR)*                               1,479,070
     50,000    Pigeon Corporation (JA)                                    833,066
                                                                     ------------
                                                                        2,585,941
                                                                     ------------
PHARMACEUTICALS--2.0%
     35,000    Hisamitsu Pharmaceuticals Company, Inc. (JA)               647,940
     42,800    Orion-Yhtyma Oyj B Shares (FI)                           1,098,771
     15,000    Sawai Pharmaceutical Company Limited (JA)                  632,360
                                                                     ------------
                                                                        2,379,071
                                                                     ------------
PUBLISHING--1.0%
    149,500    Incisive Media PLC (UK)                                    363,312
      5,225    SPIR Communication (FR)                                    830,253
                                                                     ------------
                                                                        1,193,565
                                                                     ------------
RAILROADS--0.3%
    150,000    Nankai Electric Railway Company Limited (JA)               389,039
                                                                     ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.7%
     15,000    Aeon Mall Company Limited (JA)                             892,178
        275    Arealink Company Limited (JA)                              965,266
  5,291,400    Asian Property Development Public Company
               Limited Foreign Shares (TH)                                559,101
    335,000    Expomedia Group PLC (UK)*                                  990,297
         31    Idu Company (JA)*                                          115,062
        279    Idu Company New Shares (JA)*                               715,942
    406,300    Immsi SPA (IT)                                             739,042
         50    RISA Partners, Inc. (JA)*                                  279,522
        150    RISA Partners, Inc. New Shares (JA)*                       679,100
     25,000    Urban Corporation (JA)                                     767,539
    477,550    Urbi, Desarrollos Urbanos SA de CV (MX)*                 1,536,210
                                                                     ------------
                                                                        8,239,259
                                                                     ------------
REGIONAL BANKS--0.4%
     74,775    Banco di Desio e della Brianza SPA (IT)                    434,876
                                                                     ------------
RESTAURANTS--1.6%
    201,100    Alsea SA de CV (MX)                                        313,865
     11,800    Karula Company Limited (JA)                                592,622
    107,875    TelePizza SA (SP)                                          212,626
         45    Y's Table Corporation (JA)*                                298,996
         90    Y's Table Corporation New Shares (JA)*^#                   568,093
                                                                     ------------
                                                                        1,986,202
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.4%
    100,000    Daicel Chemical Industries Limited (JA)               $    525,134
                                                                     ------------
SPECIALTY STORES--1.0%
      9,850    Hellenic Duty Free Shops SA (GR)                           187,676
      1,100    Nafco Company Limited (JA)                                  32,159
         92    Village Vanguard Company Limited (JA)*                     961,188
                                                                     ------------
                                                                        1,181,023
                                                                     ------------
STEEL--0.7%
    198,000    Godo Steel Limited (JA)                                    909,114
                                                                     ------------
TIRES & RUBBER--1.0%
      8,100    Nokian Renkaat Oyj (FI)                                    789,107
    373,400    Sri Trang Agro-Industry Public Company
               Limited Foreign Shares (TH)                                367,601
                                                                     ------------
                                                                        1,156,708
                                                                     ------------
TRUCKING--1.1%
     37,600    Hamakyorex Company Limited (JA)                          1,340,457
                                                                     ------------
WATER UTILITIES--2.3%
    109,675    AWG PLC (UK)                                             1,165,570
 36,412,100    AWG PLC Redeemable Shares (UK)*                             66,036
    358,900    Northumbrian Water Group PLC (UK)                          885,209
     45,425    Pennon Group PLC (UK)                                      652,871
                                                                     ------------
                                                                        2,769,686
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$107,956,097)                                                   116,063,674
                                                                     ------------
PREFERRED STOCKS (FOREIGN)--0.6%
INDUSTRIAL MACHINERY--0.6%
      6,950    Krones AG (GE)                                             711,997
                                                                     ------------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$670,659)                                                          711,997
                                                                     ------------

UNITS                                                                MARKET VALUE
---------------------------------------------------------------------------------
FOREIGN RIGHTS AND WARRANTS--0.0%
INDUSTRIAL CONGLOMERATES--0.0%
    204,677    Media Prima Berhad ICULS (MA)                         $     41,474
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
    600,000    Yangtze Telecom Corporation Warrants (CN)*^#                     0
                                                                     ------------
TOTAL FOREIGN RIGHTS AND WARRANTS
(COST--$53,933)                                                            41,474
                                                                     ------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.8%
AGRICULTURAL PRODUCTS--4.8%
$ 5,900,000    Archer-Daniels-Midland Company
               1.43% 7/1/04+                                        $   5,900,000
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$5,900,000)                                            5,900,000
                                                                    -------------
TOTAL INVESTMENTS--100.4%
(TOTAL COST--$114,580,689)                                            122,717,145
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(0.4%)                                     (460,301)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 122,256,844
                                                                    =============


NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO RULE 144A OR SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
#  FAIR VALUED SECURITY.
   ADR - AMERICAN DEPOSITARY RECEIPT
   ICULS - IRREDEEMABLE CONVERTIBLE UNSECURED LOAN STOCK
^  SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES:

                                          ACQUISITION  ACQUISITION                  VALUE AS %
                                              DATE         COST        VALUE      OF NET ASSETS
                                          -----------  -----------  -----------   -------------
   JERONIMO MARTINS SGPS
      SA PROVISIONAL CERTIFICATES (PT)        6/25/04  $   163,682  $   171,698       0.14%
   MOC CORPORATION
      NEW SHARES (JA)                         6/25/04      254,591      276,289       0.23%
   Y'S TABLE CORPORATION
      NEW SHARES (JA)                         5/26/04      662,391      568,093       0.46%
   YANGTZE TELECOM
      CORPORATION WARRANTS (CN)                3/8/04            0            0       0.00%
                                                       -----------  -----------   -------------
                                                       $ 1,080,664  $ 1,016,080       0.83%

THE FUND MAY HAVE REGISTRATION RIGHTS FOR CERTAIN RESTRICTED SECURITIES, WHICH MAY REQUIRE THAT REGISTRATION COSTS BE BORNE BY THE FUND.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at cost                                    $   114,580,689
                                                                  ---------------
Investment securities, at market                                      122,717,145
Cash                                                                      344,478
Foreign currency (cost $102,049)                                           98,823
Receivables:
   Investment securities sold                                           3,760,262
   Capital shares sold                                                  1,441,728
   Dividends                                                              109,623
   Other                                                                  126,583
                                                                  ---------------
Total Assets                                                          128,598,642
                                                                  ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                      5,656,637
   Capital shares redeemed                                                105,682
   Advisory fees                                                           96,225
   Shareholder servicing fees                                              28,406
   Accounting fees                                                          9,622
   Distribution fees                                                       28,296
   Transfer agency fees                                                    57,134
   Custodian fees                                                          74,758
   India and Thailand taxes                                                94,542
   To transfer agent                                                          227
   Other                                                                  190,269
                                                                  ---------------
Total Liabilities                                                       6,341,798
                                                                  ---------------

Net Assets                                                        $   122,256,844
                                                                  ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                           $   268,253,337
Accumulated net investment loss                                         (578,543)
Accumulated net realized loss from security transactions
 (net of foreign taxes paid on Thailand investments of $137,086)    (153,458,442)
Net unrealized appreciation on investments
 and foreign currency translation                                       8,040,492
                                                                  ---------------
Total                                                             $   122,256,844
                                                                  ===============

CLASS A
Net Assets                                                        $    22,749,407
Shares Outstanding                                                      1,555,638
Net Asset Value, Redemption Price Per Share                       $         14.62
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         15.51

CLASS B
Net Assets                                                        $    17,556,907
Shares Outstanding                                                      1,245,031
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         14.10

CLASS C
Net Assets                                                        $    10,678,028
Shares Outstanding                                                        758,397
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         14.08

CLASS F
Net Assets                                                        $    70,571,417
Shares Outstanding                                                      4,826,149
Net Asset Value, Offering and Redemption Price Per Share          $         14.62

CLASS R
Net Assets                                                        $       230,532
Shares Outstanding                                                         16,211
Net Asset Value, Offering and Redemption Price Per Share          $         14.22

CLASS T
Net Assets                                                        $       470,553
Shares Outstanding                                                         33,522
Net Asset Value, Redemption Price Per Share                       $         14.04
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         14.70

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $       873,788
Interest                                                                   34,181
Foreign taxes withheld                                                    (82,424)
                                                                  ---------------
Total Investment Income                                                   825,545
                                                                  ---------------
EXPENSES
Advisory fees--Note 2                                                     662,197
Shareholder servicing fees--Note 2                                        107,163
Accounting fees--Note 2                                                    66,220
Distribution fees--Note 2                                                 204,557
Transfer agency fees--Note 2                                               85,661
Registration fees                                                          35,300
Postage and mailing expenses                                                6,308
Custodian fees and expenses--Note 2                                       244,350
Printing expenses                                                          12,844
Legal and audit fees                                                        9,353
Directors' fees and expenses--Note 2                                       11,112
Other expenses                                                             14,488
                                                                  ---------------
   Total Expenses                                                       1,459,553
   Earnings Credits                                                        (2,013)
   Reimbursed/Waived Expenses                                             (59,789)
   Expense Offset to Broker Commissions                                    (3,700)
                                                                  ---------------
   Net Expenses                                                         1,394,051
                                                                  ---------------
Net Investment Loss                                                      (568,506)
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
 Security Transactions (net of foreign taxes paid
   on Thailand investments of $137,086)                                 6,633,096
 Foreign Currency Transactions                                          (173,176)
                                                                  ---------------
Net Realized Gain                                                       6,459,920
Net Change in Unrealized Appreciation/Depreciation of Investments
 and Foreign Currency Translation                                     (3,578,735)
                                                                  ---------------
Net Realized and Unrealized Gain                                        2,881,185
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $     2,312,679
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                   6/30/04           12/31/03
OPERATIONS
Net Investment Loss                                            $      (568,506)   $      (713,841)
Net Realized Gain on Security and
 Foreign Currency Transactions                                       6,459,920         40,877,636
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                    (3,578,735)        14,435,879
                                                               ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                 2,312,679         54,599,674
                                                               ---------------    ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                          (4,425,790)         8,132,869
   Class B                                                          (1,066,042)        (2,705,719)
   Class C                                                             (50,539)         1,905,536
   Class F                                                         (10,044,172)        (4,988,538)
   Class R                                                              83,260             23,012
   Class T                                                             (65,017)           (77,846)
                                                               ---------------    ---------------
Net Increase (Decrease) from
 Capital Share Transactions                                        (15,568,300)         2,289,314
                                                               ---------------    ---------------
Net Increase (Decrease) in Net Assets                              (13,255,621)        56,888,988
                                                               ---------------    ---------------

NET ASSETS
Beginning of period                                            $   135,512,465    $    78,623,477
                                                               ---------------    ---------------
End of period                                                  $   122,256,844    $   135,512,465
                                                               ===============    ===============
Accumulated Net Investment Loss                                $      (578,543)   $       (10,037)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                               2004             2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        14.24     $   8.14   $   9.68    $  14.18    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (0.05)+       0.10      (0.16)      (0.14)      (0.13)
Net realized and unrealized gains
 (losses) on securities                              0.43         6.00      (1.38)      (4.36)      (6.65)
                                           --------------------------------------------------------------
Total from investment operations                     0.38         6.10      (1.54)      (4.50)      (6.78)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.62     $  14.24   $   8.14    $   9.68    $  14.18
                                           ==============================================================

TOTAL RETURN*                                        2.67%       74.94%    (15.91%)    (31.74%)    (29.61%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       22,749     $ 27,252   $  9,422    $ 14,033    $ 36,353
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            1.93%**      2.45%      2.24%       1.88%       1.61%
Expenses with reimbursements
 and earnings credits                                1.93%**      2.45%      2.24%       1.87%       1.59%
Net investment loss                                 (0.69%)**    (0.83%)    (0.80%)     (0.26%)     (0.80%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2004), 2.54% (2003), 2.27% (2002),
   1.88% (2001), AND 1.61% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                               2004             2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.79     $   7.95   $   9.54    $  14.08    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.10)+      (0.31)     (0.29)      (0.18)      (0.23)
Net realized and unrealized gains
 (losses) on securities                              0.41         6.15      (1.30)      (4.36)      (6.65)
                                           --------------------------------------------------------------
Total from investment operations                     0.31         5.84      (1.59)      (4.54)      (6.88)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.10     $  13.79   $   7.95    $   9.54    $  14.08
                                           ==============================================================

TOTAL RETURN*                                        2.25%       73.46%    (16.67%)    (32.24%)    (30.05%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       17,557     $ 18,198   $ 12,810    $ 19,661    $ 35,000
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            2.75%**      3.30%      3.09%       2.66%       2.38%
Expenses with reimbursements
 and earnings credits                                2.74%**      3.29%      3.09%       2.64%       2.35%
Net investment loss                                 (1.48%)**    (1.44%)    (1.64%)     (1.06%)     (1.50%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.84% (2004), 3.38% (2003), 3.12% (2002),
   2.66% (2001), AND 2.38% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                                2004            2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.76     $   7.93   $   9.52    $  14.06    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.10)+      (0.01)     (0.35)      (0.22)      (0.21)
Net realized and unrealized gains
 (losses) on securities                              0.42         5.84      (1.24)      (4.32)      (6.69)
                                           --------------------------------------------------------------
Total from investment operations                     0.32         5.83      (1.59)      (4.54)      (6.90)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.08     $  13.76   $   7.93    $   9.52    $  14.06
                                           ==============================================================

TOTAL RETURN*                                        2.33%       73.52%    (16.70%)    (32.29%)    (30.13%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       10,678     $ 10,639   $  5,268    $  8,928    $ 17,925
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            2.70%**      3.25%      3.06%       2.67%       2.38%
Expenses with reimbursements
 and earnings credits                                2.70%**      3.25%      3.05%       2.65%       2.35%
Net investment loss                                 (1.43%)**    (1.43%)    (1.58%)     (1.08%)     (1.50%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.79% (2004), 3.34% (2003), 3.08% (2002),
   2.67% (2001), AND 2.38% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                             SIX MONTHS                            YEAR ENDED
                                           ENDED JUNE 30,                          DECEMBER 31,
                                                2004            2003       2002        2001        2000        1999
                                           --------------     --------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of
 period                                    $        14.24     $   8.13   $   9.67    $  14.17   $   22.93    $   14.93
----------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment loss                                 (0.05)+      (0.14)     (0.23)      (0.22)      (0.19)       (0.11)
Net realized and unrealized gains
 (losses) on securities                              0.43         6.25      (1.31)      (4.28)      (6.60)       12.94
                                           ---------------------------------------------------------------------------
Total from investment operations                     0.38         6.11      (1.54)      (4.50)      (6.79)       12.83
----------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00         0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)       (4.83)
                                           ---------------------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)       (4.83)
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.62     $  14.24   $   8.13    $   9.67   $   14.17    $   22.93
                                           ===========================================================================

TOTAL RETURN                                         2.67%       75.15%    (15.93%)    (31.76%)    (29.65%)      87.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       70,571     $ 78,759   $ 50,742    $ 78,574   $ 182,036    $ 261,437
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            1.93%**      2.31%      2.18%       1.92%       1.61%        1.64%
Expenses with reimbursements
 and earnings credits                                1.93%**      2.31%      2.18%       1.90%       1.59%        1.63%
Net investment loss                                 (0.69%)**    (0.45%)    (0.74%)     (0.30%)     (0.88%)      (0.91%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%         330%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2004), 2.40% (2003), 2.21% (2002),
   1.92% (2001), 1.61% (2000), AND 1.64% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                                2004            2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.82     $   7.87   $   9.56    $  14.22    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (0.02)+       0.54      (0.81)      (0.17)      (0.09)
Net realized and unrealized gains
 (losses) on securities                              0.42         5.41      (0.88)      (4.49)      (6.65)
                                           --------------------------------------------------------------
Total from investment operations                     0.40         5.95      (1.69)      (4.66)      (6.74)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.22     $  13.82   $   7.87    $   9.56    $  14.22
                                           ==============================================================

TOTAL RETURN                                         2.89%       75.60%    (17.68%)    (32.77%)    (29.44%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $          231     $    142   $     37    $     76    $    241
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            1.61%**      2.08%      3.94%       1.86%       1.33%
Expenses with reimbursements
 and earnings credits                                1.60%**      2.07%      3.91%       1.84%       1.31%
Net investment loss                                 (0.32%)**    (0.32%)    (2.20%)     (0.08%)     (0.55%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.71% (2004), 2.17% (2003), 4.65% (2002),
   2.78% (2001), AND 1.33% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                                2004            2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.70     $   7.87   $   9.50    $  14.14    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.08)+      (0.24)     (0.45)      (0.22)      (0.16)
Net realized and unrealized gains
 (losses) on securities                              0.42         6.07      (1.18)      (4.42)      (6.66)
                                           --------------------------------------------------------------
Total from investment operations                     0.34         5.83      (1.63)      (4.64)      (6.82)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.04     $  13.70   $   7.87    $   9.50    $  14.14
                                           ==============================================================

TOTAL RETURN*                                        2.48%       74.08%    (17.16%)    (32.82%)    (29.79%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $          471     $    522   $    345    $    538    $    869
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            2.33%**      3.07%      4.03%       3.16%       1.87%
Expenses with reimbursements
 and earnings credits                                2.33%**      3.07%      4.03%       3.14%       1.84%
Net investment loss                                 (1.06%)**    (1.06%)    (2.69%)     (1.60%)     (1.00%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.42% (2004), 3.16% (2003), 4.05% (2002),
   3.16% (2001), AND 1.87% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2004 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $36,354 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $18,176 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid during the six months ended June 30, 2004 were as follows:

                                                              TRANSFER
                                                            AGENCY FEES
         --------------------------------------------------------------
         Class A                                              $ 19,869
         Class B                                              $ 19,193
         Class C                                              $  9,176
         Class R                                              $     95
         Class T                                              $    766

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $94,462 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                            DISTRIBUTION      SHAREHOLDER
                                                FEES        SERVICING FEES
         -----------------------------------------------------------------
         Class A                                   N/A         $ 33,681
         Class B                              $ 68,363         $ 22,788
         Class C                              $ 41,089         $ 13,697
         Class T                              $    643         $    643

During the six months ended June 30, 2004, DSC retained $2,630 and $103 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $29,781 and $10,519 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                 AMOUNT OF WAIVER
         ---------------------------------------------------------------
         9/1/03 to 8/31/04                                  $ 150,000
         9/1/04 to 8/31/05                                  $ 200,000
         9/1/05 to 8/31/06                                  $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $59,789. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company.

Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the six months ended June 30, 2004, Founders reimbursed the Fund for a pricing error, the amount of which was not material to the Fund.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                          $ 159,719,747
         Post-October Capital Loss Deferral                  $     116,722
         Post-October Currency Loss Deferral                 $       8,045
         Federal Tax Cost                                    $ 114,664,124
         Gross Tax Appreciation of Investments               $  10,146,910
         Gross Tax Depreciation of Investments               $  (2,093,889)
         Net Tax Appreciation                                $   8,053,021

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                     JUNE 30, 2004                    DECEMBER 31, 2003
                                               SHARES            AMOUNT            SHARES            AMOUNT
CLASS A
---------------------------------------------------------------------------------------------------------------
Sold                                              603,770    $    9,126,833         3,502,478    $   36,560,507
Redeemed                                         (962,000)   $  (13,552,623)       (2,746,760)   $  (28,427,638)
                                           --------------------------------------------------------------------
Net Increase (Decrease)                          (358,230)   $   (4,425,790)          755,718    $    8,132,869
                                           ====================================================================
CLASS B
---------------------------------------------------------------------------------------------------------------
Sold                                               29,828    $      434,989            58,678    $      685,415
Redeemed                                         (104,665)   $   (1,501,031)         (350,900)   $   (3,391,134)
                                           --------------------------------------------------------------------
Net Decrease                                      (74,837)   $   (1,066,042)         (292,222)   $   (2,705,719)
                                           ====================================================================
CLASS C
---------------------------------------------------------------------------------------------------------------
Sold                                              139,251    $    2,065,747         1,047,656    $    9,859,862
Redeemed                                         (153,858)   $   (2,116,286)         (938,988)   $   (7,954,326)
                                           --------------------------------------------------------------------
Net Increase (Decrease)                           (14,607)   $      (50,539)          108,668    $    1,905,536
                                           ====================================================================
CLASS F
---------------------------------------------------------------------------------------------------------------
Sold                                              589,372    $    8,834,063         3,504,087    $   34,110,158
Redeemed                                       (1,295,600)   $  (18,878,235)       (4,216,077)   $  (39,098,696)
                                           --------------------------------------------------------------------
Net Decrease                                     (706,228)   $  (10,044,172)         (711,990)   $   (4,988,538)
                                           ====================================================================
CLASS R
---------------------------------------------------------------------------------------------------------------
Sold                                               18,997    $      271,977            88,378    $      927,946
Redeemed                                          (13,092)   $     (188,717)          (82,802)   $     (904,934)
                                           --------------------------------------------------------------------
Net Increase                                        5,905    $       83,260             5,576    $       23,012
                                           ====================================================================
CLASS T
---------------------------------------------------------------------------------------------------------------
Sold                                                1,666    $       23,555           154,521    $    1,219,197
Redeemed                                           (6,243)   $      (88,572)         (160,244)   $   (1,297,043)
                                           --------------------------------------------------------------------
Net Decrease                                       (4,577)   $      (65,017)           (5,723)   $      (77,846)
                                           ====================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $425,429,432 and $443,108,439, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS PASSPORT FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04
                                                                    A-636-PAS-04

[GRAPHIC]

SEMIANNUAL REPORT

DREYFUS FOUNDERS
WORLDWIDE GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2004

[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                               3

Statement of Investments                         10

Statement of Assets and Liabilities              18

Statement of Operations                          20

Statements of Changes in Net Assets              21

Financial Highlights                             22

Notes to Financial Statements                    28

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website. To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.


         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]

[PHOTO OF DANIEL B. LEVAN]

[PHOTO OF JEFFREY R. SULLIVAN]

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, SECOND FROM LEFT; JEFFREY R. SULLIVAN, CFA, THIRD FROM LEFT; AND JOHN B. JARES, CFA, RIGHT

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30, 2004?

Dreyfus Founders Worldwide Growth Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a 3.52% return for the first six months of 2004.

DESCRIBE THE MARKET FACTORS DURING THE PERIOD.

The global markets opened 2004 in a positive position as the Japanese economic recovery grew beyond expectations, China continued its trend of significant growth, and the U.S. expansion continued. However, as the first half of the year ended, the equity markets were bogged down with numerous concerns. The perception of a strong growth environment began to erode as concerns of higher global inflation, higher oil prices and rising interest rates impacted the global markets. Although Japan continued its recovery, Chinese governmental policies began to slow China's growth, and investors in the United States were worried that the domestic economy was not as strong as was once predicted.

[SIDENOTE]

"THE ENERGY SECTOR EXHIBITED STRONG PERFORMANCE FOR THE FUND, PRIMARILY ATTRIBUTABLE TO THE INCREASE IN ENERGY PRICES AS WELL AS STRONG PERFORMANCE OF SELECT INDIVIDUAL ISSUES."

PERFORMANCE HIGHLIGHTS

- The global markets opened 2004 in a positive position as the Japanese economic recovery grew beyond expectations, China continued its trend of significant growth, and the U.S. expansion continued.

- The Fund benefited from good growth opportunities in the consumer staples and energy sectors, traditionally defensive sectors.

- An overweight relative position coupled with strong stock selection in the consumer discretionary sector boosted the Fund's relative return for the period.

- Although the United States had many top performers on an individual basis, this country was the most detrimental to relative Fund performance during the first half of 2004.

- A heavy relative overweighting and poor stock selection in the information technology sector combined to provide the largest hit to Fund performance on a sector basis.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

From a country standpoint, the Fund's overweight position and strong stock selection in Germany created a positive impact to relative Fund performance. Japan also benefited Fund performance as the country continued its economic rebound. This was evidenced during the period by business sentiment reaching a 13-year high, the unemployment rate falling and positive earnings being reported. Canada, Spain and Finland also aided Fund performance primarily through strong stock selection.

   Stock selection in various sectors aided Fund performance during the first half of 2004 as the Fund benefited from good growth opportunities in the consumer staples and energy sectors, traditionally defensive sectors. Several stocks in the consumer staples sector showed favorable performance during the period. U.S. holdings ESTEE LAUDER COMPANIES, INC. and GILLETTE COMPANY both performed well because of excellent revenue and earnings growth.

   The energy sector also exhibited strong performance for the Fund, primarily attributable to the increase in energy prices during the first six months of 2004, as well as strong performance of select individual issues. U.K.-based Cairn

Energy PLC added significant value to the Fund as the company discovered two major oil reserves in the Rajasthan region of India during the first half of the period, which significantly increased the company's production profile.

   An overweight position coupled with strong stock selection in the consumer discretionary sector boosted the Fund's relative return for the period. ROYAL CARIBBEAN CRUISES LIMITED and NORDSTROM, INC. were among the top performers for the Fund in this sector.

   Although the Fund's performance in the information technology sector was a hindrance, select holdings from this sector did buoy Fund performance. APPLE COMPUTER, INC. and ACCENTURE LIMITED, a management consulting, technology services and outsourcing company, were among the Fund's top information technology performers during the period.

   SUMITOMO MITSUI FINANCIAL GROUP, INC., a Japanese financial services firm, was also a notable contributor to the Fund's return.

WHAT MANAGEMENT DECISIONS NEGATIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

Although the United States had many top performers on an individual basis, this country was the most detrimental to relative Fund performance during the first half of 2004, as concerns weighed heavily on the domestic economy.

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. General Electric Company (GE)                           2.54%

 2. Cisco Systems, Inc. (CSCO)                              2.34%

 3. Kohl's Corporation (KSS)                                1.94%

 4. Gillette Company (G)                                    1.94%

 5. Walt Disney Company (DIS)                               1.80%

 6. SAP AG Sponsored ADR (SAP)                              1.79%

 7. American International Group, Inc. (AIG)                1.65%

 8. Royal Caribbean Cruises Limited (RCL)                   1.63%

 9. Maxim Integrated Products, Inc. (MXIM)                  1.62%

 10. International Business Machines Corporation (IBM)      1.60%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                  YEAR-TO-        1           5       10       SINCE
   CLASS (INCEPTION DATE)          DATE+         YEAR       YEARS    YEARS   INCEPTION
   -----------------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
     With sales charge (5.75%)    (3.15%)       17.72%        --       --    (12.59%)
     Without sales charge          2.72%        24.89%        --       --    (11.43%)

   CLASS B SHARES (12/31/99)
     With redemption*             (1.55%)       20.07%        --       --    (12.38%)
     Without redemption            2.45%        24.07%        --       --    (12.06%)

   CLASS C SHARES (12/31/99)
     With redemption**             1.31%        22.85%        --       --    (12.46%)
     Without redemption            2.31%        23.85%        --       --    (12.46%)

   CLASS F SHARES (12/29/89)       2.72%        24.95%     (3.94%)   4.21%     7.02%

   CLASS R SHARES (12/31/99)       2.93%        25.42%        --       --    (11.00%)

   CLASS T SHARES (12/31/99)
     With sales charge (4.50%)    (2.05%)       19.16%        --       --    (13.46%)
     Without sales charge          2.61%        24.83%        --       --    (12.57%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+Total return is not annualized.

Ongoing geopolitical uncertainty, the expectation of a hike in the federal funds rate, high oil prices and apprehension that the economy was not growing as fast as expected provided a difficult trading environment for the equity markets.

   Hong Kong, Switzerland, Belgium and Italy were four additional markets that detracted from relative Fund performance due to both poor stock selection and underweight positions in these countries.

   The largest underachiever on a sector basis for the Fund was information technology. A heavy relative overweighting and poor stock selection combined to provide the largest hit to Fund performance. Holdings such as INTEL CORPORATION and Oracle Corporation hampered Fund performance during the half due to drops in each respective company's share price.

   The materials and industrials sectors also hindered relative Fund performance, mainly owing to poor stock selection. Materials holding Newmont Mining Corporation proved to be one of the worst performers during the period. UNION PACIFIC CORPORATION, an industrials holding, also underperformed.

[CHART]

PORTFOLIO COMPOSITION

United States                50.44%
Japan                         9.78%
United Kingdom                9.31%
Germany                       5.20%
France                        4.15%
Canada                        3.17%
Netherlands                   2.83%
Switzerland                   2.73%
Other Countries              11.21%
Cash & Equivalents            1.18%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Other underperforming issues came from various sectors. Lower-end retailer KOHL'S CORPORATION experienced lackluster sales and earnings trends. Biotechnology holding AMGEN, INC. also weighed heavily as market competition and potential effects of healthcare reform in the company's key markets moved the stock's price lower. Telecommunications services holding VODAFONE GROUP PLC experienced a tough first half of the year as the company spent money on its profitless Japanese subsidiary.


As always, our investment process remains the same. We rely on our bottom-up research process to seek companies we believe are capable of posting strong future revenue and earnings growth at attractive valuations.


/s/ Remi J. Browne                              /s/ Daniel B. LeVan, CFA

Remi J. Browne, CFA                             Daniel B. LeVan, CFA
Co-Portfolio Manager                            Co-Portfolio Manager


/s/ Jeffrey R. Sullivan                         /s/ John B. Jares

Jeffrey R. Sullivan, CFA                        John B. Jares, CFA
Co-Portfolio Manager                            Co-Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--50.5%
AIRLINES--1.1%
     55,200    Southwest Airlines Company                                      $    925,697
                                                                               ------------
ALUMINUM--1.0%
     27,150    Alcoa, Inc.                                                          896,765
                                                                               ------------
APPLICATION SOFTWARE--0.7%
     14,900    Autodesk, Inc.                                                       637,869
                                                                               ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
     29,125    Janus Capital Group, Inc.                                            480,271
                                                                               ------------
BIOTECHNOLOGY--0.7%
      6,250    Amgen, Inc.*                                                         341,063
      4,125    Biogen Idec, Inc.*                                                   260,906
                                                                               ------------
                                                                                    601,969
                                                                               ------------
BROADCASTING & CABLE TV--1.6%
     37,875    Comcast Corporation Special Class A*                               1,045,729
     13,600    Cox Communications, Inc. Class A*                                    377,944
                                                                               ------------
                                                                                  1,423,673
                                                                               ------------
COMMUNICATIONS EQUIPMENT--4.6%
     28,850    Avaya, Inc.*                                                         455,542
     85,925    Cisco Systems, Inc.*                                               2,036,423
     44,100    Motorola, Inc.                                                       804,825
     19,525    Scientific-Atlanta, Inc.                                             673,613
                                                                               ------------
                                                                                  3,970,403
                                                                               ------------
COMPUTER & ELECTRONICS RETAIL--0.5%
      8,062    Best Buy Company, Inc.                                               409,066
                                                                               ------------
COMPUTER HARDWARE--3.2%
     42,550    Apple Computer, Inc.*                                              1,384,577
     15,800    International Business Machines Corporation                        1,392,770
                                                                               ------------
                                                                                  2,777,347
                                                                               ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
     24,850    EMC Corporation*                                                     283,290
                                                                               ------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS

The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

   AU  Australia
   AT  Austria
   BD  Bermuda
   BE  Belgium
   BR  Brazil
   CA  Canada
   CI  Channel Islands
   CN  China
   CY  Cyprus
   DE  Denmark
   FI  Finland
   FR  France
   GE  Germany
   GR  Greece
   HK  Hong Kong
   ID  Indonesia
   IE  Ireland
   IN  India
   IT  Italy
   JA  Japan
   MA  Malaysia
   MX  Mexico
   NE  Netherlands
   NW  Norway
   PT  Portugal
   RS  Russia
   SG  Singapore
   SL  Solvak Republic
   SP  Spain
   SW  Sweden
   SZ  Switzerland
   TH  Thailand
   UK  United Kingdom

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
     21,250    MBNA Corporation                                                $    548,038
                                                                               ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
     19,575    Automatic Data Processing, Inc.                                      819,801
                                                                               ------------
DEPARTMENT STORES--2.9%
     39,950    Kohl's Corporation*                                                1,689,086
     19,675    Nordstrom, Inc.                                                      838,352
                                                                               ------------
                                                                                  2,527,438
                                                                               ------------
DIVERSIFIED BANKS--1.2%
     20,800    Bank One Corporation                                               1,060,800
                                                                               ------------
EMPLOYMENT SERVICES--1.1%
     10,075    Manpower, Inc.                                                       511,508
     16,025    Monster Worldwide, Inc.*                                             412,163
                                                                               ------------
                                                                                    923,671
                                                                               ------------
FOOD RETAIL--0.8%
     39,525    Kroger Company*                                                      719,355
                                                                               ------------
HEALTHCARE EQUIPMENT--1.3%
     26,025    Boston Scientific Corporation*                                     1,113,870
                                                                               ------------
HOME ENTERTAINMENT SOFTWARE--0.9%
     14,700    Electronic Arts*                                                     801,885
                                                                               ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
     11,925    Carnival Corporation                                                 560,475
                                                                               ------------
INDUSTRIAL CONGLOMERATES--2.5%
     68,000    General Electric Company                                           2,203,200
                                                                               ------------
INVESTMENT BANKING & BROKERAGE--1.0%
      8,850    Goldman Sachs Group, Inc.                                            833,316
                                                                               ------------
LEISURE FACILITIES--1.6%
     32,700    Royal Caribbean Cruises Limited                                    1,419,507
                                                                               ------------
LIFE & HEALTH INSURANCE--0.8%
     16,225    AFLAC, Inc.                                                          662,142
                                                                               ------------
MOVIES & ENTERTAINMENT--1.8%
     61,225    Walt Disney Company                                                1,560,625
                                                                               ------------
MULTI-LINE INSURANCE--1.7%
     20,100    American International Group, Inc.                                 1,432,728
                                                                               ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
      9,008    Citigroup, Inc.                                                      418,872
                                                                               ------------
PERSONAL PRODUCTS--3.1%
     20,800    Estee Lauder Companies, Inc. Class A                               1,014,624
     39,800    Gillette Company                                                   1,687,520
                                                                               ------------
                                                                                  2,702,144
                                                                               ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.9%
     27,775    Abbott Laboratories                                             $  1,132,109
      8,475    Johnson & Johnson                                                    472,058
     27,612    Pfizer, Inc.                                                         946,539
                                                                               ------------
                                                                                  2,550,706
                                                                               ------------
PROPERTY & CASUALTY INSURANCE--0.8%
     14,350    Allstate Corporation                                                 667,993
                                                                               ------------
RAILROADS--1.0%
     14,625    Union Pacific Corporation                                            869,456
                                                                               ------------
SEMICONDUCTORS--4.7%
     33,325    Intel Corporation                                                    919,770
     34,300    Linear Technology Corporation                                      1,353,821
     26,875    Maxim Integrated Products, Inc.                                    1,408,788
     17,925    Texas Instruments, Inc.                                              433,427
                                                                               ------------
                                                                                  4,115,806
                                                                               ------------
SOFT DRINKS--0.6%
      9,550    Coca-Cola Company                                                    482,084
                                                                               ------------
SPECIALTY STORES--0.2%
      5,275    Weight Watchers International, Inc.*                                 206,464
                                                                               ------------
SYSTEMS SOFTWARE--2.1%
     13,450    Adobe Systems, Inc.                                                  625,425
     26,950    Microsoft Corporation                                                769,692
     15,475    VERITAS Software Corporation*                                        428,658
                                                                               ------------
                                                                                  1,823,775
                                                                               ------------
THRIFTS & MORTGAGE FINANCE--0.5%
     10,000    The PMI Group, Inc.                                                  435,200
                                                                               ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$38,480,785)                                                              43,865,701
                                                                               ------------

COMMON STOCKS (FOREIGN)--48.5%
AEROSPACE & DEFENSE--0.4%
     23,400    Gamesa Corporacion Tecnologica SA (SP)                               344,779
                                                                               ------------
APPLICATION SOFTWARE--2.7%
     10,400    Amdocs Limited (CI)*                                                 243,672
      3,020    SAP AG (GE)                                                          503,395
     37,225    SAP AG Sponsored ADR (GE)                                          1,556,377
                                                                               ------------
                                                                                  2,303,444
                                                                               ------------
AUTO PARTS & EQUIPMENT--0.4%
      8,400    Canadian Tire Corporation Limited Class A (CA)                       306,354
                                                                               ------------
AUTOMOBILE MANUFACTURERS--1.6%
     32,400    Nissan Motor Company Limited (JA)                                    360,181
      4,900    Renault SA (FR)                                                      373,208
     15,100    Toyota Motor Corporation (JA)                                        611,667
                                                                               ------------
                                                                                  1,345,056
                                                                               ------------

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
        470    Serono SA (SZ)                                                  $    296,095
                                                                               ------------
BREWERS--1.0%
     34,700    Asahi Breweries Limited (JA)                                         382,570
     27,000    Fraser & Neave Limited (SG)                                          219,448
     23,000    SABMiller PLC (UK)                                                   297,615
                                                                               ------------
                                                                                    899,633
                                                                               ------------
BROADCASTING & CABLE TV--0.5%
     18,800    Mediaset SPA (IT)                                                    214,328
     23,900    Publishing & Broadcasting Limited (AU)                               213,943
                                                                               ------------
                                                                                    428,271
                                                                               ------------
COMMUNICATIONS EQUIPMENT--1.0%
     16,000    Nokia Oyj (FI)                                                       230,880
      2,386    Sagem SA (FR)                                                        266,208
    140,700    Telefonaktiebolaget LM Ericsson (SW)                                 414,648
                                                                               ------------
                                                                                    911,736
                                                                               ------------
COMPUTER STORAGE & PERIPHERALS--0.7%
     20,200    ATI Technologies, Inc. (CA)*                                         379,051
      5,300    Logitech International SA (SZ)*                                      241,217
                                                                               ------------
                                                                                    620,268
                                                                               ------------
CONSTRUCTION MATERIALS--0.6%
    171,700    Aggregate Industries PLC (UK)                                        255,339
     50,500    Boral Limited (AU)                                                   227,259
                                                                               ------------
                                                                                    482,598
                                                                               ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
      7,000    Volvo AB Class B (SW)                                                243,462
                                                                               ------------
CONSUMER ELECTRONICS--1.8%
     25,000    Casio Computer Company Limited (JA)                                  378,500
     10,000    Citizen Electronics Company Limited (JA)                             568,208
     10,300    Koninklijke (Royal) Philips Electronics NV (NE)                      277,332
     21,000    Sharp Corporation (JA)                                               335,453
                                                                               ------------
                                                                                  1,559,493
                                                                               ------------
CONSUMER FINANCE--0.3%
      4,000    Sanyo Shinpan Finance Company Limited (JA)                           228,383
                                                                               ------------
DIVERSIFIED BANKS--6.6%
     10,700    ABN AMRO Holding NV (NE)                                             234,075
     36,880    Alpha Bank AE (GR)                                                   937,818
     42,400    Anglo Irish Bank Corporation PLC (IE)                                662,903
    101,971    Barclays PLC (UK)                                                    868,714
     10,589    BNP Paribas SA (FR)                                                  651,264
     27,600    HBOS PLC (UK)                                                        341,621
         56    Mitsubishi Tokyo Financial Group, Inc. (JA)                          518,352
     27,888    Royal Bank of Scotland Group PLC (UK)                                803,158
     17,400    Skandinaviska Enskilda Banken (SW)                                   251,772
      5,400    Societe Generale (FR)                                                458,924
                                                                               ------------
                                                                                  5,728,601
                                                                               ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL MARKETS--0.9%
     13,900    Credit Suisse Group (SZ)                                        $    493,892
      3,744    UBS AG (SZ)                                                          263,820
                                                                               ------------
                                                                                    757,712
                                                                               ------------
DIVERSIFIED METALS & MINING--0.8%
     76,300    WMC Resources Limited (AU)                                           261,509
     33,300    Xstrata PLC (UK)                                                     445,087
                                                                               ------------
                                                                                    706,596
                                                                               ------------
ELECTRIC UTILITIES--0.8%
      5,800    E.ON AG (GE)                                                         417,764
     24,300    Fortum Oyj (FI)                                                      310,439
                                                                               ------------
                                                                                    728,203
                                                                               ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
      1,700    Keyence Corporation (JA)                                             387,784
      3,700    Kyocera Corporation (JA)                                             313,999
      8,300    TDK Corporation (JA)                                                 629,831
                                                                               ------------
                                                                                  1,331,614
                                                                               ------------
FOOD RETAIL--0.6%
      2,800    Guyenne et Gascogne AG (FR)                                          322,959
     39,300    Tesco PLC (UK)                                                       189,765
                                                                               ------------
                                                                                    512,724
                                                                               ------------
FOREST PRODUCTS--0.3%
     20,100    Canfor Corporation (CA)*                                             227,864
                                                                               ------------
GAS UTILITIES--0.3%
     71,900    Centrica PLC (UK)                                                    292,738
                                                                               ------------
HOME FURNISHINGS--0.3%
      4,600    Hunter Douglas NV (NE)                                               223,872
                                                                               ------------
HOMEBUILDING--0.3%
     26,600    Barratt Developments PLC (UK)                                        284,380
                                                                               ------------
HOTELS, RESORTS & CRUISE LINES--0.3%
      4,325    Four Seasons Hotels, Inc. (CA)                                       260,408
                                                                               ------------
HOUSEHOLD PRODUCTS--0.3%
      7,850    Reckitt Benckiser PLC (UK)                                           222,231
                                                                               ------------
HYPERMARKETS & SUPER CENTERS--0.4%
      7,300    Metro AG (GE)                                                        346,393
                                                                               ------------

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
    267,900    Cookson Group PLC (UK)*                                         $    204,059
     71,700    Keppel Corporation Limited (SG)                                      293,460
      4,300    Siemens AG (GE)                                                      309,460
                                                                               ------------
                                                                                    806,979
                                                                               ------------
INDUSTRIAL MACHINERY--0.7%
     45,000    NSK Limited (JA)                                                     223,938
      7,400    Saurer AG (SZ)*                                                      378,449
                                                                               ------------
                                                                                    602,387
                                                                               ------------
INTEGRATED OIL & GAS--3.0%
     75,642    BP PLC (UK)                                                          668,075
     13,700    Husky Energy, Inc. (CA)                                              262,086
      1,700    OMV AG (AT)                                                          330,961
     13,900    Repsol YPF SA (SP)                                                   304,417
     33,900    Shell Transport & Trading Company PLC (UK)                           248,686
      4,030    Total SA (FR)                                                        768,343
                                                                               ------------
                                                                                  2,582,568
                                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.4%
     11,800    Deutsche Telekom AG (GE)*                                            207,458
     70,200    Koninklijke NV (NE)                                                  534,678
     65,200    Telenor ASA (NW)                                                     453,385
                                                                               ------------
                                                                                  1,195,521
                                                                               ------------
IT CONSULTING & OTHER SERVICES--0.9%
     28,500    Accenture Limited Class A (BD)*                                      783,180
                                                                               ------------
LEISURE PRODUCTS--0.3%
     12,800    Sankyo Company Limited (JA)                                          277,432
                                                                               ------------
MARINE--0.3%
    209,000    Neptune Orient Lines Limited (SG)                                    286,351
                                                                               ------------
MULTI-LINE INSURANCE--0.5%
     21,200    Aviva PLC (UK)                                                       218,767
      4,900    Baloise Holding Limited (SZ)                                         212,839
                                                                               ------------
                                                                                    431,606
                                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
     13,700    Canadian National Resources Limited (CA)                             409,222
     15,100    Eni SPA (IT)                                                         299,832
      6,000    Norsk Hydro ASA (NW)                                                 389,959
    266,400    Oil Search Limited (AU)                                              244,966
                                                                               ------------
                                                                                  1,343,979
                                                                               ------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION--0.3%
     41,400    Caltex Australia Limited (AU)                                        266,194
                                                                               ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
     22,500    ING Groep NV (NE)                                                    531,087
      9,200    Sun Life Financial, Inc. (CA)                                        263,553
                                                                               ------------
                                                                                    794,640
                                                                               ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--0.8%
     14,900    Koninklijke Wessanen NV (NE)                                    $    214,282
     20,000    Nisshin Seifun Group, Inc. (JA)                                      203,088
    243,000    Want Want Holdings Limited (SG)                                      267,300
                                                                               ------------
                                                                                    684,670
                                                                               ------------
PHARMACEUTICALS--4.8%
      9,200    AstraZeneca Group PLC (UK)                                           412,782
      3,800    Aventis SA (FR)                                                      286,884
     18,200    Axcan Pharma, Inc. (CA)*                                             384,008
     16,400    Eisai Company Limited (JA)                                           471,942
      8,100    Merck KGaA (GE)                                                      489,804
     11,088    Novartis AG (SZ)                                                     489,150
     11,000    Ono Pharmaceuticals Company Limited (JA)                             517,161
     27,000    Shire Pharmaceuticals Group PLC (UK)*                                235,773
      7,100    Takeda Chemical Industries Limited (JA)                              311,680
     47,900    Warner Chilcott PLC (UK)                                             603,745
                                                                               ------------
                                                                                  4,202,929
                                                                               ------------
PRECIOUS METALS & MINERALS--0.2%
     12,400    ThyssenKrupp AG (GE)                                                 211,972
                                                                               ------------
PROPERTY & CASUALTY INSURANCE--0.5%
    124,400    Insurance Australia Group Limited (AU)                               433,299
                                                                               ------------
PUBLISHING--0.2%
     19,700    Johnston Press PLC (UK)                                              202,395
                                                                               ------------
RAILROADS--0.3%
      5,987    Canadian National Railway Company (CA)                               260,973
                                                                               ------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
         85    Sumitomo Mitsui Financial Group, Inc. (JA)                           582,688
                                                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
      2,900    Wereldhave NV (NE)                                                   238,521
                                                                               ------------
SEMICONDUCTOR EQUIPMENT--0.2%
     12,400    ASML Holding NV (NE)*                                                209,860
                                                                               ------------
SOFT DRINKS--0.8%
     41,800    Coca-Cola Amatil Limited (AU)                                        201,793
     21,100    Kirin Beverage Corporation (JA)                                      496,971
                                                                               ------------
                                                                                    698,764
                                                                               ------------
THRIFTS & MORTGAGE FINANCE--0.4%
     23,000    Northern Rock PLC (UK)                                               301,786
                                                                               ------------

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
TIRES & RUBBER--0.6%
      9,900    Continental AG (GE)                                             $    477,595
                                                                               ------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
     23,000    Mitsubishi Corporation (JA)                                          223,434
                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
     14,400    Bouygues SA (FR)                                                     482,161
         85    KDDI Corporation (JA)                                                486,093
    194,000    SmarTone Telecommunications Holdings Limited (HK)                    212,659
     35,000    Telecom Italia Mobile SPA (IT)                                       198,443
    456,575    Vodafone Group PLC (UK)                                              999,845
                                                                               ------------
                                                                                  2,379,201
                                                                               ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$32,226,156)                                                              42,071,832
                                                                               ------------
TOTAL INVESTMENTS--99.0%
(TOTAL COST--$70,706,941)                                                        85,937,533
                                                                               ------------
OTHER ASSETS AND LIABILITIES--1.0%                                                  907,820
                                                                               ------------
NET ASSETS--100.0%                                                             $ 86,845,353
                                                                               ============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
   ADR- AMERICAN DEPOSITARY RECEIPT

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (unaudited)


ASSETS

Investment securities, at cost                                    $    70,706,941
                                                                  ---------------
Investment securities, at market                                       85,937,533
Cash                                                                       65,183
Foreign currency (cost $23,403)                                            22,786
Receivables:
   Investment securities sold                                           2,068,447
   Capital shares sold                                                     13,128
   Dividends                                                               64,258
   Other                                                                   90,671
                                                                  ---------------
Total Assets                                                           88,262,006
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                        335,964
   Capital shares redeemed                                                144,277
   Advisory fees                                                           72,138
   Shareholder servicing fees                                              13,230
   Accounting fees                                                          5,659
   Distribution fees                                                       18,795
   Transfer agency fees                                                    10,695
   Custodian fees                                                          11,207
   Line of credit                                                         700,000
   Other                                                                  104,688
                                                                  ---------------
Total Liabilities                                                       1,416,653
                                                                  ---------------

Net Assets                                                        $    86,845,353
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $   148,011,374
Undistributed net investment income                                        30,990
Accumulated net realized loss from security transactions              (76,431,538)
Net unrealized appreciation on investments
 and foreign currency translation                                      15,234,527
                                                                  ---------------
Total                                                             $    86,845,353
                                                                  ===============

CLASS A

Net Assets                                                        $       560,675
Shares Outstanding                                                         47,964
Net Asset Value, Redemption Price Per Share                       $         11.69
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         12.40

CLASS B

Net Assets                                                        $     1,935,817
Shares Outstanding                                                        171,530
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         11.29

CLASS C

Net Assets                                                        $       209,812
Shares Outstanding                                                         18,963
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         11.06

CLASS F

Net Assets                                                        $    61,519,772
Shares Outstanding                                                      5,247,631
Net Asset Value, Offering and Redemption Price Per Share          $         11.72

CLASS R

Net Assets                                                        $    22,568,382
Shares Outstanding                                                      1,889,385
Net Asset Value, Offering and Redemption Price Per Share          $         11.94

CLASS T

Net Assets                                                        $        50,895
Shares Outstanding                                                          4,621
Net Asset Value, Redemption Price Per Share                       $         11.01
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         11.53

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       891,892
Interest                                                                   15,959
Foreign taxes withheld                                                    (83,952)
                                                                  ---------------
Total Investment Income                                                   823,899
                                                                  ---------------

EXPENSES

Advisory fees--Note 2                                                     458,919
Shareholder servicing fees--Note 2                                         53,384
Accounting fees--Note 2                                                    35,856
Distribution fees--Note 2                                                  91,928
Transfer agency fees--Note 2                                               37,116
Registration fees                                                          29,864
Postage and mailing expenses                                                5,508
Custodian fees and expenses--Note 2                                        26,414
Printing expenses                                                          16,888
Legal and audit fees                                                        6,575
Directors' fees and expenses--Note 2                                        9,745
Other expenses                                                             16,245
                                                                  ---------------
   Total Expenses                                                         788,442
   Earnings Credits                                                          (685)
   Reimbursed/Waived Expenses                                              (5,559)
   Expense Offset to Broker Commissions                                    (4,071)
                                                                  ---------------
   Net Expenses                                                           778,127
                                                                  ---------------
Net Investment Income                                                      45,772
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                                7,793,411
   Foreign Currency Transactions                                           (5,858)
                                                                  ---------------
Net Realized Gain                                                       7,787,553
Net Change in Unrealized Appreciation/Depreciation of Investments
 and Foreign Currency Translation                                      (5,328,324)
                                                                  ---------------
Net Realized and Unrealized Gain                                        2,459,229
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $     2,505,001
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                       6/30/04             12/31/03
-----------------------------------------------------------------------------------------------------
OPERATIONS
Net Investment Income (Loss)                                        $     45,772         $   (324,443)
Net Realized Gain (Loss) on Security and
 Foreign Currency Transactions                                         7,787,553              (60,984)
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                      (5,328,324)          26,608,251
                                                                    ------------         ------------
Net Increase in Net Assets Resulting from Operations                   2,505,001           26,222,824
                                                                    ------------         ------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease)--Note 4
   Class A                                                              (115,032)             (95,963)
   Class B                                                                66,327             (128,745)
   Class C                                                               (68,011)             (25,117)
   Class F                                                           (10,832,361)          (9,169,160)
   Class R                                                               522,825            1,759,076
   Class T                                                               (12,132)              (2,291)
                                                                    ------------         ------------
Net Decrease from Capital Share Transactions                         (10,438,384)          (7,662,200)
                                                                    ------------         ------------
Net Increase (Decrease) in Net Assets                                 (7,933,383)          18,560,624
                                                                    ------------         ------------

NET ASSETS

Beginning of period                                                 $ 94,778,736         $ 76,218,112
                                                                    ------------         ------------
End of period                                                       $ 86,845,353         $ 94,778,736
                                                                    ============         ============

Undistributed Net Investment Income (Loss)                          $     30,990         $    (14,782)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                      SIX MONTHS                                 YEAR ENDED
                                                     ENDED JUNE 30,                             DECEMBER 31,
                                                         2004                2003            2002            2001          2000
                                                     --------------        -------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $        11.38        $    8.32       $   11.71       $   15.78     $   25.18
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   0.00+,~         (0.10)          (0.15)          (0.09)        (0.09)
Net realized and unrealized gains
 (losses) on securities                                        0.31             3.16           (3.24)          (3.98)        (5.44)
                                                     -----------------------------------------------------------------------------
Total from investment operations                               0.31             3.06           (3.39)          (4.07)        (5.53)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                     0.00             0.00            0.00            0.00          0.00
From net realized gains                                        0.00             0.00            0.00            0.00         (3.87)
                                                     -----------------------------------------------------------------------------
Total distributions                                            0.00             0.00            0.00            0.00         (3.87)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $        11.69        $   11.38       $    8.32       $   11.71     $   15.78
                                                     =============================================================================

TOTAL RETURN*                                                  2.72%           36.78%         (28.95%)        (25.79%)      (21.82%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                     $          561        $     656       $     543       $   1,003     $     800
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                      1.77%**          2.03%           2.06%           2.10%         1.43%
Expenses with reimbursements
 and earnings credits                                          1.77%**          2.03%           2.06%           2.09%         1.41%
Net investment income (loss)                                   0.00%**         (0.55%)         (0.77%)         (0.96%)       (0.35%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                        117%             138%            211%            145%          210%

+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
~   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.78% (2004), 2.04% (2003), 2.06% (2002),
    2.10% (2001), AND 1.43% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                                 YEAR ENDED
                                                  ENDED JUNE 30,                             DECEMBER 31,
                                                      2004                2003            2002            2001            2000
                                                  --------------        ---------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period              $        11.02        $    8.12       $   11.52       $   15.57       $   25.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                        (0.04)+          (0.16)          (0.14)          (0.15)          (0.11)
Net realized and unrealized gains
 (losses) on securities                                     0.31             3.06           (3.26)          (3.90)          (5.63)
                                                  -------------------------------------------------------------------------------
Total from investment operations                            0.27             2.90           (3.40)          (4.05)          (5.74)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  0.00             0.00            0.00            0.00            0.00
From net realized gains                                     0.00             0.00            0.00            0.00           (3.87)
                                                  -------------------------------------------------------------------------------
Total distributions                                         0.00             0.00            0.00            0.00           (3.87)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                    $        11.29        $   11.02       $    8.12       $   11.52       $   15.57
                                                  ===============================================================================

TOTAL RETURN*                                               2.45%           35.71%         (29.51%)        (26.01%)        (22.67%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                  $        1,936        $   1,821       $   1,459       $   2,089       $   2,329
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                   2.51%**          2.80%           2.71%           2.54%           2.25%
Expenses with reimbursements
 and earnings credits                                       2.51%**          2.80%           2.70%           2.53%           2.21%
Net investment loss                                        (0.70%)**        (1.30%)         (1.41%)         (1.43%)         (1.40%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                     117%             138%            211%            145%            210%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.52% (2004), 2.82% (2003), 2.71% (2002),
    2.54% (2001), AND 2.25% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                                 YEAR ENDED
                                                  ENDED JUNE 30,                             DECEMBER 31,
                                                      2004                 2003            2002           2001            2000
                                                  --------------        ---------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period              $        10.81        $    7.96       $   11.34       $   15.56       $   25.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                        (0.04)+          (0.20)          (0.30)          (0.30)          (0.11)
Net realized and unrealized gains
 (losses) on securities                                     0.29             3.05           (3.08)          (3.92)          (5.64)
                                                  -------------------------------------------------------------------------------
Total from investment operations                            0.25             2.85           (3.38)          (4.22)          (5.75)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  0.00             0.00            0.00            0.00            0.00
From net realized gains                                     0.00             0.00            0.00            0.00           (3.87)
                                                  -------------------------------------------------------------------------------
Total distributions                                         0.00             0.00            0.00            0.00           (3.87)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                    $        11.06        $   10.81       $    7.96       $   11.34       $   15.56
                                                  ===============================================================================

TOTAL RETURN*                                               2.31%           35.80%         (29.81%)        (27.12%)        (22.70%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                  $          210        $     271       $     218       $     380       $     375
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                   2.54%**          2.82%           3.33%           4.18%           2.25%
Expenses with reimbursements
 and earnings credits                                       2.54%**          2.82%           3.33%           4.17%           2.21%
Net investment loss                                        (0.78%)**        (1.34%)         (2.05%)         (3.07%)         (1.31%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                     117%             138%            211%            145%            210%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.55% (2004), 2.84% (2003), 3.40% (2002),
    4.18% (2001), AND 2.25% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                        SIX MONTHS                                 YEAR ENDED
                                       ENDED JUNE 30,                             DECEMBER 31,
                                           2004               2003            2002            2001            2000          1999
                                       -------------        -----------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of
 period                                $       11.41        $    8.33       $   11.72       $   15.69       $   25.17     $   22.06
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income (loss)                    0.00+,~         (0.13)          (0.13)          (0.14)          (0.16)        (0.06)
Net realized and unrealized gains
 (losses) on securities                         0.31             3.21           (3.26)          (3.83)          (5.45)        10.11
                                       --------------------------------------------------------------------------------------------
Total from investment operations                0.31             3.08           (3.39)          (3.97)          (5.61)        10.05
-----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                      0.00             0.00            0.00            0.00            0.00          0.00
From net realized gains                         0.00             0.00            0.00            0.00           (3.87)        (6.94)
                                       --------------------------------------------------------------------------------------------
Total distributions                             0.00             0.00            0.00            0.00           (3.87)        (6.94)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $       11.72        $   11.41       $    8.33       $   11.72       $   15.69     $   25.17
                                       ============================================================================================

TOTAL RETURN                                    2.72%           36.97%         (28.92%)        (25.30%)        (22.14%)       48.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)       $      61,520        $  70,566       $  59,890       $ 101,592       $ 176,405     $ 284,839
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       1.78%**          1.97%           1.84%           1.61%           1.54%         1.55%
Expenses with reimbursements
 and earnings credits                           1.78%**          1.97%           1.84%           1.60%           1.52%         1.53%
Net investment income (loss)                    0.01%**         (0.47%)         (0.55%)         (0.50%)         (0.67%)       (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         117%             138%            211%            145%            210%          157%

+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
~   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.79% (2004), 1.98% (2003), 1.84% (2002),
    1.61% (2001), 1.54% (2000) AND 1.55% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                               YEAR ENDED
                                                   ENDED JUNE 30,                            DECEMBER 31,
                                                       2004               2003            2002            2001            2000
                                                   --------------       ---------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $       11.60        $    8.44       $   11.81       $   15.75       $   25.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                0.03            (0.00)+         (0.01)          (0.02)          (0.00)+
Net realized and unrealized gains
 (losses) on securities                                     0.31             3.16           (3.36)          (3.92)          (5.56)
                                                   ------------------------------------------------------------------------------
Total from investment operations                            0.34             3.16           (3.37)          (3.94)          (5.56)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  0.00             0.00            0.00            0.00            0.00
From net realized gains                                     0.00             0.00            0.00            0.00           (3.87)
                                                   ------------------------------------------------------------------------------
Total distributions                                         0.00             0.00            0.00            0.00           (3.87)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $       11.94        $   11.60       $    8.44       $   11.81       $   15.75
                                                   ==============================================================================

TOTAL RETURN                                                2.93%           37.44%         (28.54%)        (25.02%)        (21.94%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                   $      22,568        $  21,404       $  14,060       $  19,193       $  27,611
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                   1.37%**          1.51%           1.41%           1.25%           1.26%
Expenses with reimbursements
 and earnings credits                                       1.37%**          1.51%           1.41%           1.24%           1.22%
Net investment income (loss)                                0.44%**         (0.03%)         (0.13%)         (0.14%)         (0.49%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                     117%             138%            211%            145%            210%

+ NET INVESTMENT LOSS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.38% (2004), 1.53% (2003), 1.41% (2002),
    1.25% (2001), AND 1.26% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                    SIX MONTHS                                 YEAR ENDED
                                                  ENDED JUNE 30,                              DECEMBER 31,
                                                       2004                2003             2002           2001            2000
                                                  ---------------        ---------------------------------------------------------
CLASS T SHARES

PER SHARE OPERATING DATA

Net Asset Value, beginning of period              $         10.73        $    7.89       $   11.46       $   15.65       $   25.18
----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
Net investment loss                                         (0.01)+          (0.14)          (0.59)          (0.26)          (0.06)
Net realized and unrealized gains
 (losses) on securities                                      0.29             2.98           (2.98)          (3.93)          (5.60)
                                                  --------------------------------------------------------------------------------
Total from investment operations                             0.28             2.84           (3.57)          (4.19)          (5.66)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00             0.00            0.00            0.00            0.00
From net realized gains                                      0.00             0.00            0.00            0.00           (3.87)
                                                  --------------------------------------------------------------------------------
Total distributions                                          0.00             0.00            0.00            0.00           (3.87)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                    $         11.01        $   10.73       $    7.89       $   11.46       $   15.65
                                                  ================================================================================

TOTAL RETURN*                                                2.61%           35.99%         (31.15%)        (26.77%)        (22.34%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                  $            51        $      61       $      47       $      90       $      48
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.95%**          2.54%           4.60%           3.75%           1.76%
Expenses with reimbursements
 and earnings credits                                        1.94%**          2.54%           4.60%           3.74%           1.72%
Net investment loss                                         (0.17%)**        (1.05%)         (2.88%)         (2.72%)         (0.76%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      117%             138%            211%            145%            210%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.96% (2004), 2.56% (2003), 5.48% (2002),
    10.02% (2001), AND 1.76% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars. A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2004 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $49,947 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $12,031 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                               TRANSFER
                                                              AGENCY FEES
                                                              -----------
         Class A                                               $     507
         Class B                                               $   1,598
         Class C                                               $     236
         Class R                                               $   3,287
         Class T                                               $      30

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $83,854 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION    SHAREHOLDER
                                               FEES       SERVICING FEES
                                           -----------------------------
         Class A                                 N/A        $    699
         Class B                             $ 7,081        $  2,360
         Class C                             $   922        $    307
         Class T                             $    71        $     71

During the six months ended June 30, 2004, DSC retained $846 and $10 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $3,422 and $50 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

          ON ASSETS             BUT NOT          DOMESTIC        FOREIGN
         IN EXCESS OF          EXCEEDING           FEE             FEE
         ---------------------------------------------------------------
         $0                  $500 million          0.06%            0.10%
         $500 million        $1 billion            0.04%           0.065%
         $1 billion                                0.02%            0.02%

Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                  $  150,000
         9/1/04 to 8/31/05                                  $  200,000
         9/1/05 to 8/31/06                                  $  200,000


The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $5,559. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other

Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                           $ 83,274,416
         Post-October Capital Loss Deferral                   $    253,252
         Post-October Currency Loss Deferral                  $        628
         Federal Tax Cost                                     $ 71,379,139
         Gross Tax Appreciation of Investments                $ 15,601,849
         Gross Tax Depreciation of Investments                $ (1,043,455)
         Net Tax Appreciation                                 $ 14,558,394

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED
                                                    JUNE 30, 2004                  DECEMBER 31, 2003
                                                SHARES         AMOUNT             SHARES          AMOUNT
CLASS A

Sold                                               8,413    $      97,470          197,675    $   1,902,667
Redeemed                                         (18,115)   $    (212,502)        (205,316)   $  (1,998,630)
                                              -------------------------------------------------------------
Net Decrease                                      (9,702)   $    (115,032)          (7,641)   $     (95,963)
                                              =============================================================

CLASS B

Sold                                              21,726    $     239,925           13,807    $     133,035
Redeemed                                         (15,377)   $    (173,598)         (28,252)   $    (261,780)
                                              -------------------------------------------------------------
Net Increase (Decrease)                            6,349    $      66,327          (14,445)   $    (128,745)
                                              =============================================================

CLASS C

Sold                                               3,830    $      42,414           50,623    $     402,228
Redeemed                                          (9,933)   $    (110,425)         (52,994)   $    (427,345)
                                              -------------------------------------------------------------
Net Decrease                                      (6,103)   $     (68,011)          (2,371)   $     (25,117)
                                              =============================================================

CLASS F

Sold                                             518,816    $   6,087,270        2,467,985    $  22,841,668
Redeemed                                      (1,455,312)   $ (16,919,631)      (3,470,420)   $ (32,010,828)
                                              -------------------------------------------------------------
Net Decrease                                    (936,496)   $ (10,832,361)      (1,002,435)   $  (9,169,160)
                                              =============================================================

CLASS R

Sold                                             123,552    $   1,457,362          286,586    $   2,765,461
Redeemed                                         (78,830)   $    (934,537)        (108,124)   $  (1,006,385)
                                              -------------------------------------------------------------
Net Increase                                      44,722    $     522,825          178,462    $   1,759,076
                                              =============================================================

CLASS T

Sold                                               1,417    $      15,461                0    $           0
Redeemed                                          (2,495)   $     (27,593)            (282)   $      (2,291)
                                              -------------------------------------------------------------
Net Decrease                                      (1,078)   $     (12,132)            (282)   $      (2,291)
                                              =============================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $52,591,227 and $61,234,475, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund had borrowings in the amount of $700,000 pursuant to this LOC arrangement.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C) 2004 Founders Asset Management LLC. 8/04

                                                                    A-636-WWG-04

        Dreyfus Founders
        Balanced Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                              3

Statement of Investments                        10

Statement of Assets and Liabilities             16

Statement of Operations                         18

Statements of Changes in Net Assets             19

Financial Highlights                            20

Notes to Financial Statements                   26


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.


            NOT FDIC-INSURED  - NOT BANK-GUARANTEED  - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

[PHOTO OF JOHN JOHNSON]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER JOHN JOHNSON, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, the Dreyfus Founders Balanced Fund underperformed its benchmark, the Standard & Poor's 500 Index, which posted a total return of 3.44% for the same period.

TO WHAT DO YOU ATTRIBUTE THE MARKET'S OVERALL PERFORMANCE FOR THE FIRST SIX MONTHS OF 2004?

During the first half of the year, the market continued to focus on macroeconomic issues, both domestically and internationally. The continuing war on terrorism, increasing interest rates and oil prices, and the approaching Presidential election mired the equity markets during the period. The ongoing unrest in the Middle East escalated geopolitical instability, which sustained the risk premium to world oil prices. This caused concern in the U.S. markets that the domestic economy may slow sooner rather than later. These factors, coupled with the anticipation of the Federal Reserve raising the federal funds rate, intensified an already difficult environment for the markets during the first six months of the year.

[SIDENOTE]

"WE SELECTED FOR INCLUSION IN THE FUND HOLDINGS WE BELIEVE ARE MOST LIKELY TO EXHIBIT STRONG EARNINGS-PER-SHARE (EPS) GROWTH, PREPARING THE FUND FOR THE POSSIBILITY OF CONTINUED ECONOMIC EXPANSION."

WHAT CHANGES WERE MADE TO THE FUND DURING THE PERIOD?

Based on our fundamental evaluation of individual companies in various sectors, we adjusted the Fund's investments in the consumer discretionary sector to those holdings that were more sensitive to an economic upturn. Additionally, we increased the Fund's weighting in the healthcare sector as companies within this sector offered compelling prospects given their valuations and opportunity within an increasing interest rate environment.

   We selected for inclusion in the Fund holdings we believe are most likely to exhibit strong earnings-per-share (EPS) growth, preparing the Fund for the possibility of continued economic expansion. We were also watchful for stocks that could generate strong EPS and revenue growth through a tightening of the monetary policy by the Federal Reserve. Because of this, we added FASTENAL COMPANY, THE PMI GROUP, INC., GILLETTE COMPANY and AUTODESK, INC. to the Fund during the half.

WHAT MANAGEMENT DECISIONS POSITIVELY CONTRIBUTED TO FUND PERFORMANCE DURING THE PERIOD?

Compelling growth opportunities were found in the consumer staples, financials and consumer discretionary sectors. As investors moved toward more defensive stocks in light of the anticipated federal funds rate hike, names within the consumer staples sector such as SAFEWAY, INC. buoyed relative Fund performance.

   In the tightening monetary policy environment during the period, the Fund's underexposure and strong stock selection in the financials sector aided relative performance.

   Although the Fund's overweight position in the consumer discretionary sector proved to be a drag on relative performance, this was offset by the strong performance of individual issues within the sector. ROYAL CARIBBEAN CRUISES LIMITED, NORDSTROM, INC. and Mandalay Resort Group, the top three performers

[SIDENOTE]

     PERFORMANCE HIGHLIGHTS

     - The continuing war on terrorism, increasing interest rates and oil prices, and the approaching Presidential election mired the equity markets during the period.

     - Compelling growth opportunities were found in the consumer staples, financials and consumer discretionary sectors.

     - Poor stock selection in the information technology sector hindered relative performance during the period.

     - Although the bond market experienced a strong first quarter, the Treasury market suffered its worst performance in almost 25 years during the second quarter.

for the Fund, benefited from an increase in consumer demand. Nordstrom's earnings came in significantly better than Wall Street had anticipated as consumers continued to purchase higher-value products in the improving economy.

   The Fund's underweight position in the healthcare sector relative to the benchmark also boosted Fund performance. Although stock selection in this sector was relatively neutral, some individual issues did outperform. TEVA PHARMACEUTICAL INDUSTRIES LIMITED continued to assist the Fund's overall return with its strong generic drug pipeline and through launches of key products during the first half of the year.

   Other notable performances by individual issues include fastener distribution company FASTENAL COMPANY and Smith International, Inc., the leading supplier of products and services to the oil and gas exploration and production industry. ESTEE LAUDER COMPANIES, INC. also moved higher as the company posted superior revenue and earnings growth.

   Although the information technology sector proved to be the worst performing sector for the Fund on a relative basis, some technology holdings should be mentioned as boosting Fund performance. APPLE COMPUTER, INC. assisted performance due primarily to the popularity of the company's consumer-related technology offerings, the I-Pod and the I-Pod Mini. MICROSOFT CORPORATION also benefited the Fund as investors began to believe the enterprise spending cycle had begun.

   LARGEST EQUITY HOLDINGS (ticker symbol)

    1. Microsoft Corporation (MSFT)                                 4.69%

    2. Maxim Integrated Products, Inc. (MXIM)                       3.21%

    3. Pfizer, Inc. (PFE)                                           3.02%

    4. Gillette Company (G)                                         2.99%

    5. General Electric Company (GE)                                2.81%

    6. American International Group, Inc. (AIG)                     2.52%

    7. International Business Machines Corporation (IBM)            2.49%

    8. Apple Computer, Inc. (AAPL)                                  2.31%

    9. Royal Caribbean Cruises Limited (RCL)                        2.23%

   10. Time Warner, Inc. (TWX)                                      2.09%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/94 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by Lipper. This index is adjusted for the reinvestment of capital gains and income dividends, and reflects the management expenses associated with the funds included in the index. Further information related to Fund performance is contained elsewhere in this report.

WHAT FACTORS NEGATIVELY CONTRIBUTED TO FUND PERFORMANCE DURING THE PERIOD?

Poor stock selection in the information technology sector hindered relative performance during the period. The Fund's exposure to certain technology companies exhibiting weakening fundamentals negatively impacted the portfolio. Semiconductor Manufacturing International Corporation and Foundry Networks, Inc. were the two worst-performing stocks for the Fund during the timeframe.

   Weak stock selection and an underweight position in the materials sector also hampered the Fund's relative return. ALCOA, INC., the world's leading producer of aluminum, underperformed on concerns of a slowdown in the Chinese economy, which could lead to a decline in the underlying demand for various commodities, including aluminum.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                   YEAR-TO-        1         5       10          SINCE
CLASS (INCEPTION DATE)              DATE+         YEAR     YEARS    YEARS      INCEPTION
----------------------------------------------------------------------------------------
CLASS A SHARES (12/31/99)
 With sales charge (5.75%)          (5.57%)       1.90%       --       --        (6.45%)
 Without sales charge                0.18%        8.16%       --       --        (5.21%)

CLASS B SHARES (12/31/99)
 With redemption*                   (4.15%)       3.41%       --       --        (6.33%)
 Without redemption                 (0.16%)       7.41%       --       --        (5.91%)

CLASS C SHARES (12/31/99)
 With redemption**                  (1.17%)       6.37%       --       --        (6.29%)
 Without redemption                 (0.17%)       7.37%       --       --        (6.29%)

CLASS F SHARES (2/19/63)             0.34%        8.51%    (5.11%)   4.70%         N/A

CLASS R SHARES (12/31/99)            0.20%        7.95%       --       --        (5.36%)

CLASS T SHARES (12/31/99)
 With sales charge (4.50%)          (4.51%)       2.79%       --       --        (6.00%)
 Without sales charge               (0.03%)       7.57%       --       --        (5.04%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

   Industrials holdings also hindered relative performance through such names as rail transportation company UNION PACIFIC CORPORATION. Union Pacific experienced network congestion as a result of volume growth well ahead of company expectations, which resulted in much greater-than-expected handling costs. This, combined with high fuel prices, drove downward revisions to earnings estimates and share price underperformance.

   Although the Fund benefited from strong stock selection in the consumer discretionary sector, as was previously mentioned, specific underachievers reduced the positive contribution of this sector. KOHL'S CORPORATION experienced sluggish sales trends during the latter part of the period, which resulted in investor concern over future lackluster earnings growth. Cable and entertainment companies VIACOM, INC. and COX COMMUNICATIONS, INC. also underperformed as the industry itself suffered.

[CHART]

COMPOSITION OF EQUITY ASSETS

Information Technology           26.12%
Consumer Discretionary           16.78%
Financials                       16.00%
Healthcare                       13.07%
Industrials                      12.88%
Consumer Staples                  9.99%
Materials                         1.92%
Energy                            1.69%
Telecommunications Services       1.55%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

HOW DID THE FIXED-INCOME PORTION OF THE FUND FARE IN THE FIRST HALF OF THE YEAR?

Although the bond market experienced a strong first quarter, the Treasury market suffered its worst performance in almost 25 years during the second quarter, with interest rates rising dramatically. The yield on the two-year Treasury rose 1.10%, while the 10-year Treasury yield rose 0.75% by June 30, 2004.

   The Fund's position in shorter-dated securities proved beneficial as shorter-duration issues outperformed their longer-dated counterparts. An underweight position in Treasuries and an overweight position in government agencies by the end of the period helped to mitigate losses.

   The gains experienced by the Fund's overweight position in corporate bonds during the first half of the period were counteracted by the underperformance of corporate issues during the last three months of the period. Likewise, underexposure in fixed-rate mortgages proved detrimental to the six-month performance of the fixed-income portion of the Fund, as mortgages moved from the weakest Lehman Brothers Aggregate Bond Index component at the beginning of the year to one of the strongest by the period's end.

We will continue to apply our process and philosophy in seeking to pick stocks for the Fund that we believe have the potential to take advantage of a possible economic uplift and that exhibit strong fundamental earnings strength.

/s/ John B. Jares                       /s/ John Johnson

John B. Jares, CFA                      John Johnson, CFA
Portfolio Manager                       Assistant Portfolio Manager


The Lehman Brothers Aggregate Bond Index is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--59.6%

AEROSPACE & DEFENSE--0.6%
        12,900   Lockheed Martin Corporation                         $    671,822
                                                                     ------------
AIR FREIGHT & LOGISTICS--0.9%
        11,400   FedEx Corporation                                        931,266
                                                                     ------------
AIRLINES--0.6%
        39,800   Southwest Airlines Company                               667,446
                                                                     ------------
ALUMINUM--0.6%
        18,800   Alcoa, Inc.                                              620,964
                                                                     ------------
APPLICATION SOFTWARE--0.4%
        10,400   Autodesk, Inc.                                           445,224
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
        38,000   Janus Capital Group, Inc.                                626,620
                                                                     ------------
BIOTECHNOLOGY--0.7%
         8,000   Amgen, Inc.*                                             436,560
         5,400   Biogen Idec, Inc.*                                       341,550
                                                                     ------------
                                                                          778,110
                                                                     ------------
BROADCASTING & CABLE TV--2.3%
        19,500   Comcast Corporation Class A*                             546,585
        35,000   Comcast Corporation Special Class A*                     966,350
        33,300   Cox Communications, Inc. Class A*                        925,407
                                                                     ------------
                                                                        2,438,342
                                                                     ------------
CASINOS & GAMING--0.7%
        20,300   International Game Technology                            783,580
                                                                     ------------
COMMUNICATIONS EQUIPMENT--2.8%
        60,200   Cisco Systems, Inc.*                                   1,426,740
        47,900   Motorola, Inc.                                           874,175
        21,200   Scientific-Atlanta, Inc.                                 731,400
                                                                     ------------
                                                                        3,032,315
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--0.3%
         6,350   Best Buy Company, Inc.                                   322,199
                                                                     ------------
COMPUTER HARDWARE--3.0%
        48,900   Apple Computer, Inc.*                                  1,591,206
        19,400   International Business Machines Corporation            1,710,110
                                                                     ------------
                                                                        3,301,316
                                                                     ------------
CONSTRUCTION MATERIALS--0.6%
        16,100   Lafarge North America, Inc.                              697,130
                                                                     ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
         8,600   Automatic Data Processing, Inc.                          360,168
        16,450   Fiserv, Inc.*                                            639,741
                                                                     ------------
                                                                          999,909
                                                                     ------------
DEPARTMENT STORES--1.5%
        24,400   Kohl's Corporation*                                    1,031,632
        13,600   Nordstrom, Inc.                                          579,496
                                                                     ------------
                                                                        1,611,128
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DIVERSIFIED BANKS--2.3%
        24,400   Bank One Corporation                                $  1,244,400
                                                                     ------------
        11,400   TCF Financial Corporation                                661,770
        10,200   Wells Fargo & Company                                    583,746
                                                                     ------------
                                                                        2,489,916
                                                                     ------------
EMPLOYMENT SERVICES--1.4%
        13,300   Manpower, Inc.                                           675,241
        33,900   Monster Worldwide, Inc.*                                 871,908
                                                                     ------------
                                                                        1,547,149
                                                                     ------------
FOOD RETAIL--1.9%
        51,400   Kroger Company*                                          935,480
        44,601   Safeway, Inc.*                                         1,130,189
                                                                     ------------
                                                                        2,065,669
                                                                     ------------
HEALTHCARE EQUIPMENT--0.7%
        16,700   Boston Scientific Corporation*                           714,760
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--0.3%
         5,500   Electronic Arts*                                         300,025
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--0.4%
         8,000   Carnival Corporation                                     376,000
                                                                     ------------
HOUSEHOLD PRODUCTS--0.3%
         5,200   Procter & Gamble Company                                 283,088
                                                                     ------------
HYPERMARKETS & SUPER CENTERS--0.4%
         7,200   Wal-Mart Stores, Inc.                                    379,872
                                                                     ------------
INDUSTRIAL CONGLOMERATES--2.8%
        12,100   3M Company                                             1,089,121
        59,700   General Electric Company                               1,934,280
                                                                     ------------
                                                                        3,023,401
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
        29,400   Verizon Communications, Inc.                           1,063,986
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--2.1%
        12,300   Goldman Sachs Group, Inc.                              1,158,168
        21,300   Morgan Stanley                                         1,124,001
                                                                     ------------
                                                                        2,282,169
                                                                     ------------
LEISURE FACILITIES--1.4%
        35,300   Royal Caribbean Cruises Limited                        1,532,373
                                                                     ------------
LIFE & HEALTH INSURANCE--0.5%
        14,300   AFLAC, Inc.                                              583,583
                                                                     ------------
MOVIES & ENTERTAINMENT--2.9%
        81,900   Time Warner, Inc.*                                     1,439,802
        15,000   Viacom, Inc. Class B                                     535,800
        47,800   Walt Disney Company                                    1,218,422
                                                                     ------------
                                                                        3,194,024
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.6%
        24,300   American International Group, Inc.                  $  1,732,104
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
        26,670   Apache Corporation                                     1,161,479
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
        23,066   Citigroup, Inc.                                        1,072,569
                                                                     ------------
PERSONAL PRODUCTS--3.0%
        25,000   Estee Lauder Companies, Inc. Class A                   1,219,500
        48,600   Gillette Company                                       2,060,640
                                                                     ------------
                                                                        3,280,140
                                                                     ------------
PHARMACEUTICALS--5.5%
        29,100   Abbott Laboratories                                    1,186,116
        11,300   Eli Lilly and Company                                    789,983
        12,300   Forest Laboratories, Inc.*                               696,549
         5,000   Johnson & Johnson                                        278,500
         8,000   Merck & Company, Inc.                                    380,000
        60,550   Pfizer, Inc.                                           2,075,654
        15,900   Wyeth                                                    574,944
                                                                     ------------
                                                                        5,981,746
                                                                     ------------
PROPERTY & CASUALTY INSURANCE--0.5%
        12,600   Allstate Corporation                                     586,530
                                                                     ------------
RAILROADS--0.6%
        11,000   Union Pacific Corporation                                653,950
                                                                     ------------
SEMICONDUCTORS--4.4%
        57,900   Altera Corporation*                                    1,286,538
        48,100   Intel Corporation                                      1,327,560
        42,200   Maxim Integrated Products, Inc.                        2,212,124
                                                                     ------------
                                                                        4,826,222
                                                                     ------------
SOFT DRINKS--0.8%
        17,200   Coca-Cola Company                                        868,256
                                                                     ------------
SPECIALTY STORES--0.8%
        23,300   Bed Bath & Beyond, Inc.*                                 895,885
                                                                     ------------
SYSTEMS SOFTWARE--3.0%
       113,000   Microsoft Corporation                                  3,227,280
                                                                     ------------
THRIFTS & MORTGAGE FINANCE--1.5%
        15,200   Countrywide Financial Corporation                      1,067,800
        13,100   The PMI Group, Inc.                                      570,112
                                                                     ------------
                                                                        1,637,912
                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
        18,100   Fastenal Company                                       1,028,623
                                                                     ------------
TOTAL COMMON STOCKS (DOMESTIC)
(Cost--$57,793,925)                                                    64,716,082
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--3.8%

APPLICATION SOFTWARE--0.7%
        17,650   SAP AG Sponsored ADR (GE)                           $    737,947
                                                                     ------------
HEALTHCARE SUPPLIES--0.6%
         8,600   Alcon, Inc. (SZ)                                         676,390
                                                                     ------------
IT CONSULTING & OTHER SERVICES--1.0%
        40,225   Accenture Limited Class A (BD)*                        1,105,383
                                                                     ------------
MOVIES & ENTERTAINMENT--0.4%
        11,200   News Corporation Limited Sponsored ADR (AU)              396,704
                                                                     ------------
PHARMACEUTICALS--0.8%
        12,500   Teva Pharmaceutical Industries
                 Limited Sponsored ADR (IS)                               841,125
                                                                     ------------
RAILROADS--0.3%
         7,762   Canadian National Railway Company (CA)                   338,346
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$2,995,349)                                                      4,095,895
                                                                     ------------

PRINCIPAL AMOUNT                                                     MARKET VALUE
---------------------------------------------------------------------------------
CORPORATE BONDS (DOMESTIC)--12.3%

AUTOMOBILE MANUFACTURERS--2.9%
$    3,000,000   Toyota Motor Credit Corporation
                 5.65% 1/15/07                                       $  3,155,610
                                                                     ------------
DIVERSIFIED BANKS--3.1%
     1,500,000   Bank One Corporation
                 6.50% 2/1/06                                           1,582,965
     1,540,000   Washington Mutual, Inc.
                 8.25% 4/1/10                                           1,793,176
                                                                     ------------
                                                                        3,376,141
                                                                     ------------
HOUSEHOLD PRODUCTS--1.5%
     1,500,000   Colgate-Palmolive Company
                 5.98% 4/25/12                                          1,609,680
                                                                     ------------
MOVIES & ENTERTAINMENT--1.9%
     2,000,000   Viacom, Inc.
                 7.75% 6/1/05                                           2,094,460
                                                                     ------------
PHARMACEUTICALS--2.9%
     3,000,000   Abbott Laboratories
                 5.625% 7/1/06                                          3,148,920
                                                                     ------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$12,750,853)                                                    13,384,811
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                     MARKET VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--18.9%

AGENCY PASS THROUGH--3.4%
$    3,449,474   U.S. Small Business Administration Series 10-A
                 6.64% 2/1/11                                        $  3,660,479
                                                                     ------------
GOVERNMENT SPONSORED ENTERPRISES--9.0%
     3,500,000   Federal Home Loan Bank
                 6.50% 11/15/05                                         3,683,120
                 Federal National Mortgage Association:
     1,000,000   4.25% 7/15/07                                          1,018,450
     1,500,000   4.375% 10/15/06                                        1,538,010
     2,000,000   Private Export Funding Corporation
                 3.40% 2/15/08                                          1,975,700
     1,500,000   Tennessee Valley Authority
                 6.375% 6/15/05                                         1,556,760
                                                                     ------------
                                                                        9,772,040
                                                                     ------------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--1.5%
     1,649,482   Government National Mortgage Association
                 6.00% 1/15/33 Pool #563709                             1,693,177
                                                                     ------------
U.S. TREASURY NOTES--5.0%
                 U.S. Treasury Inflation Index Note:
     1,186,480   3.375% 1/15/07                                         1,271,010
     1,146,220   3.875% 1/15/09                                         1,277,990
                 U.S. Treasury Note:
     1,250,000   4.375% 5/15/07                                         1,291,988
     1,500,000   6.875% 5/15/06                                         1,614,720
                                                                     ------------
                                                                        5,455,708
                                                                     ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST--$20,232,376)                                                    20,581,404
                                                                     ------------
GOVERNMENT BONDS (FOREIGN)--2.5%
CAD  3,535,000   Province of Quebec
                 6.50% 12/1/05 (CA)                                     2,759,399
                                                                     ------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST--$2,364,824)                                                      2,759,399
                                                                     ------------
SUPRANATIONAL OBLIGATIONS--0.9%
$    1,000,000   International Finance Corporation
                 3.75% 6/30/09                                            988,230
                                                                     ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(COST--$999,410)                                                          988,230
                                                                     ------------

PRINCIPAL AMOUNT                                                    AMORTIZED COST
----------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.0%

AGRICULTURAL PRODUCTS--4.0%
$    4,300,000   Archer-Daniels-Midland Company
                 1.43% 7/1/04+                                      $   4,300,000
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$4,300,000)                                            4,300,000
                                                                    -------------
TOTAL INVESTMENTS--102.0%
(TOTAL COST--$101,436,737)                                            110,825,821
                                                                    -------------

OTHER ASSETS AND LIABILITIES--(2.0%)                                   (2,214,805)
                                                                    -------------

NET ASSETS--100.0%                                                  $ 108,611,016
                                                                    =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
   ADR - AMERICAN DEPOSITARY RECEIPT
   AU - AUSTRALIA
   BD - BERMUDA
   CA - CANADA
   GE - GERMANY
   IS - ISRAEL
   SZ - SWITZERLAND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $   101,436,737
                                                                  ---------------
Investment securities, at market                                      110,825,821
Cash                                                                      306,137
Receivables:
   Investment securities sold                                             798,278
   Capital shares sold                                                     56,001
   Dividends and interest                                                 502,861
   Other                                                                   54,054
                                                                  ---------------
Total Assets                                                          112,543,152
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                      3,416,522
   Capital shares redeemed                                                206,968
   Advisory fees                                                           59,347
   Shareholder servicing fees                                               7,312
   Accounting fees                                                          5,478
   Distribution fees                                                       43,377
   Transfer agency fees                                                    34,726
   Custodian fees                                                           2,767
   Other                                                                  155,639
                                                                  ---------------
Total Liabilities                                                       3,932,136
                                                                  ---------------

Net Assets                                                        $   108,611,016
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $   297,589,338
Accumulated net investment loss                                           (31,100)
Accumulated net realized loss from security transactions             (198,336,486)
Net unrealized appreciation on investments and
 foreign currency translation                                           9,389,264
                                                                  ---------------
Total                                                             $   108,611,016
                                                                  ===============

CLASS A

Net Assets                                                        $     1,668,263
Shares Outstanding                                                        212,213
Net Asset Value, Redemption Price Per Share                       $          7.86
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $          8.34

CLASS B

Net Assets                                                        $     1,638,816
Shares Outstanding                                                        210,516
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          7.78

CLASS C

Net Assets                                                        $       254,535
Shares Outstanding                                                         33,200
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          7.67

CLASS F

Net Assets                                                        $   104,947,647
Shares Outstanding                                                     13,337,608
Net Asset Value, Offering and Redemption Price Per Share          $          7.87

CLASS R

Net Assets                                                        $        59,110
Shares Outstanding                                                          7,538
Net Asset Value, Offering and Redemption Price Per Share          $          7.84

CLASS T

Net Assets                                                        $        42,645
Shares Outstanding                                                          5,285
Net Asset Value, Redemption Price Per Share                       $          8.07
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $          8.45

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       350,486
Interest                                                                  976,496
Foreign taxes withheld                                                     (2,915)
                                                                  ---------------
Total Investment Income                                                 1,324,067
                                                                  ---------------
EXPENSES

Advisory fees--Note 2                                                     382,786
Shareholder servicing fees--Note 2                                         36,610
Accounting fees--Note 2                                                    35,334
Distribution fees--Note 2                                                 149,867
Transfer agency fees--Note 2                                              108,160
Registration fees                                                          22,541
Postage and mailing expenses                                               12,054
Custodian fees and expenses--Note 2                                         3,063
Printing expenses                                                          15,216
Legal and audit fees                                                        8,462
Directors' fees and expenses--Note 2                                       11,777
Other expenses                                                             15,185
                                                                  ---------------
   Total Expenses                                                         801,055
   Earnings Credits                                                        (1,202)
   Reimbursed/Waived Expenses                                                (643)
   Expense Offset to Broker Commissions                                    (3,494)
                                                                  ---------------
   Net Expenses                                                           795,716
                                                                  ---------------
Net Investment Income                                                     528,351
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
   Security Transactions                                                4,894,976
   Foreign Currency Transactions                                           (2,194)
                                                                  ---------------
Net Realized Gain                                                       4,892,782
Net Change in Unrealized Appreciation/Depreciation of Investments
 and Foreign Currency Translation                                      (5,130,770)
                                                                  ---------------
Net Realized and Unrealized Loss                                         (237,988)
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $       290,363
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 6/30/04          12/31/03
OPERATIONS

Net Investment Income                                        $       528,351   $     1,184,817
Net Realized Gain on Security and
 Foreign Currency Transactions                                     4,892,782         6,956,668
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                  (5,130,770)       14,224,484
                                                             ---------------   ---------------
Net Increase in Net Assets Resulting from Operations                 290,363        22,365,969
                                                             ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From Net Investment Income
   Class A                                                            (7,248)          (10,100)
   Class B                                                            (1,511)           (1,222)
   Class C                                                              (221)              (17)
   Class F                                                          (515,078)       (1,240,046)
   Class R                                                              (278)             (159)
   Class T                                                               (93)              (12)
                                                             ---------------   ---------------
Net Decrease from Dividends and Distributions                       (524,429)       (1,251,556)
                                                             ---------------   ---------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease) - Note 4
   Class A                                                           102,206            98,293
   Class B                                                            (4,140)          244,827
   Class C                                                           (41,043)           (6,310)
   Class F                                                       (14,661,912)      (31,079,380)
   Class R                                                           (12,329)           55,114
   Class T                                                             6,456            19,668
                                                             ---------------   ---------------
Net Decrease from Capital Share Transactions                     (14,610,762)      (30,667,788)
                                                             ---------------   ---------------
Net Decrease in Net Assets                                       (14,844,828)       (9,553,375)
                                                             ---------------   ---------------

NET ASSETS

Beginning of period                                          $   123,455,844   $   133,009,219
                                                             ---------------   ---------------
End of period                                                $   108,611,016   $   123,455,844
                                                             ===============   ===============
Undistributed Net Investment Loss                            $       (31,100)  $       (35,022)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.88        $   6.68      $   8.18      $   9.24      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.03            0.05          0.05          0.06          0.13
Net realized and unrealized
 gains (losses) on securities                               (0.02)           1.20         (1.51)        (1.03)        (1.18)
                                                         ------------------------------------------------------------------
Total from investment operations                             0.01            1.25         (1.46)        (0.97)        (1.05)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.03)          (0.05)        (0.04)        (0.09)        (0.16)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.03)          (0.05)        (0.04)        (0.09)        (0.18)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.86        $   7.88      $   6.68      $   8.18      $   9.24
                                                         ==================================================================

TOTAL RETURN*                                                0.18%          18.81%       (17.85%)      (10.46%)      (10.21%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                         $  1,668        $  1,572      $  1,243      $  1,227      $    699
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.43%**         1.83%         1.89%         1.87%         1.23%
Expenses with reimbursements
 and earnings credits                                        1.43%**         1.83%         1.89%         1.87%         1.20%
Net investment income                                        0.83%**         0.63%         0.56%         0.51%         1.48%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%


*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.80        $   6.63      $   8.11      $   9.18      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.00+           0.01         (0.01)         0.01          0.10
Net realized and unrealized
 gains (losses) on securities                               (0.01)           1.17         (1.47)        (1.03)        (1.24)
                                                         ------------------------------------------------------------------
Total from investment operations                            (0.01)           1.18         (1.48)        (1.02)        (1.14)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.01)          (0.01)         0.00^        (0.05)        (0.13)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.01)          (0.01)         0.00         (0.05)        (0.15)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.78        $   7.80      $   6.63      $   8.11      $   9.18
                                                         ==================================================================

TOTAL RETURN*                                               (0.16%)         17.76%       (18.21%)      (11.13%)      (11.06%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $  1,639        $  1,647      $  1,181      $  1,484      $  1,008
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    2.17%**         2.53%         2.54%         2.50%         1.96%
Expenses with reimbursements
 and earnings credits                                        2.17%**         2.53%         2.54%         2.49%         1.93%
Net investment income (loss)                                 0.08%**        (0.08%)       (0.10%)       (0.13%)        0.71%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%


+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2002 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.69        $   6.54      $   8.04      $   9.17      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (0.00)+,~       (0.01)        (0.17)        (0.05)         0.10
Net realized and unrealized
 gains (losses) on securities                               (0.01)           1.16         (1.33)        (1.03)        (1.28)
                                                         ------------------------------------------------------------------
Total from investment operations                            (0.01)           1.15         (1.50)        (1.08)        (1.18)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.01)           0.00^         0.00         (0.05)        (0.10)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.01)           0.00          0.00         (0.05)        (0.12)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.67        $   7.69      $   6.54      $   8.04      $   9.17
                                                         ==================================================================

TOTAL RETURN*                                               (0.17%)         17.59%       (18.66%)      (11.80%)      (11.36%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $    255        $    295      $    248      $    496      $    174
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    2.29%**         2.69%         3.48%         3.96%         1.88%
Expenses with reimbursements
 and earnings credits                                        2.28%**         2.69%         3.48%         3.96%         1.86%
Net investment income (loss)                                (0.03%)**       (0.17%)       (1.05%)       (1.64%)        0.76%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%

+ NET INVESTMENT LOSS FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
~   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.29% (2004), 2.69% (2003), 3.48% (2002), 4.24% (2001), AND
    1.88% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS                           YEAR ENDED
                                            ENDED JUNE 30,                        DECEMBER 31,
                                                 2004            2003          2002          2001          2000        1999
                                            --------------    -----------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value,
 beginning of period                          $    7.88       $    6.69     $    8.20     $    9.22     $   10.47   $     12.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                              0.03            0.06          0.07          0.10          0.15          0.32
Net realized and unrealized
 gains (losses) on securities                      0.00            1.20         (1.50)        (1.02)        (1.23)        (0.61)
                                              ---------------------------------------------------------------------------------
Total from investment operations                   0.03            1.26         (1.43)        (0.92)        (1.08)        (0.29)
-------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        (0.04)          (0.07)        (0.08)        (0.10)        (0.15)        (0.32)
From net realized gains                            0.00            0.00          0.00          0.00         (0.02)        (1.11)
                                              ---------------------------------------------------------------------------------
Total distributions                               (0.04)          (0.07)        (0.08)        (0.10)        (0.17)        (1.43)
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                $    7.87       $    7.88     $    6.69     $    8.20     $    9.22   $     10.47
                                              =================================================================================

TOTAL RETURN                                       0.34%          18.96%       (17.46%)       (9.94%)      (10.44%)       (2.22%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $ 104,948       $ 119,835     $ 130,314     $ 297,068     $ 552,675   $ 1,055,825
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                          1.34%**         1.54%         1.43%         1.23%         1.08%         0.98%
Expenses with reimbursements
 and earnings credits                              1.34%**         1.54%         1.42%         1.22%         1.07%         0.97%
Net investment income                              0.91%**         0.93%         0.99%         1.20%         1.41%         2.64%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                            126%            108%          122%          111%          126%          218%

**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   7.86        $   6.68      $   8.18      $   9.22      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.03            0.16         (0.16)         0.09          0.18
Net realized and unrealized
 gains (losses) on securities                               (0.01)           1.05         (1.34)        (1.02)        (1.23)
                                                         ------------------------------------------------------------------
Total from investment operations                             0.02            1.21         (1.50)        (0.93)        (1.05)
---------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                  (0.04)          (0.03)         0.00         (0.11)        (0.18)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.04)          (0.03)         0.00         (0.11)        (0.20)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   7.84        $   7.86      $   6.68      $   8.18      $   9.22
                                                         ==================================================================

TOTAL RETURN                                                 0.20%          18.12%       (18.34%)      (10.09%)      (10.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $     59        $     72      $     11      $     14      $      1
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.39%**         2.37%         4.24%         3.07%         0.81%
Expenses with reimbursements
 and earnings credits                                        1.39%**         2.37%         4.24%         3.07%         0.80%
Net investment income (loss)                                 0.86%**         0.01%        (1.77%)       (0.75%)        1.71%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%

**  ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.52% (2004), 2.62% (2003), 19.52% (2002), 272.77% (2001),
    AND 0.81% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                        SIX MONTHS                           YEAR ENDED
                                                      ENDED JUNE 30,                        DECEMBER 31,
                                                           2004            2003          2002          2001          2000
                                                      --------------     --------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                     $   8.09        $   6.88      $   8.17      $   9.21      $  10.47
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.02+           0.21         (0.37)         0.08          0.12
Net realized and unrealized
 gains (losses) on securities                               (0.02)           1.00         (0.92)        (1.04)        (1.22)
                                                         ------------------------------------------------------------------
Total from investment operations                             0.00            1.21         (1.29)        (0.96)        (1.10)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  (0.02)           0.00^         0.00         (0.08)        (0.14)
From net realized gains                                      0.00            0.00          0.00          0.00         (0.02)
                                                         ------------------------------------------------------------------
Total distributions                                         (0.02)           0.00          0.00         (0.08)        (0.16)
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                           $   8.07        $   8.09      $   6.88      $   8.17      $   9.21
                                                         ==================================================================

TOTAL RETURN*                                               (0.03%)         17.65%       (15.79%)      (10.44%)      (10.67%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $     43        $     36      $     13      $    232      $      9
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.86%**         2.73%         2.60%         3.36%         1.32%
Expenses with reimbursements
 and earnings credits                                        1.86%**         2.73%         2.59%         3.36%         1.30%
Net investment income (loss)                                 0.38%**        (0.29%)       (0.31%)       (1.12%)        1.22%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      126%            108%          122%          111%          126%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.11% (2004), 3.18% (2003), 14.63% (2002), 18.37% (2001),
    AND 1.32% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends quarterly and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $32,135 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees incurred by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $14,383 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees incurred by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.93 to $13.34, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                          TRANSFER
                                                         AGENCY FEES
         -----------------------------------------------------------
         Class A                                           $ 1,423
         Class B                                           $ 1,346
         Class C                                           $   351
         Class R                                           $   181
         Class T                                           $   105

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency expenses pursuant to a contractual commitment. This commitment will extend through at least August 31, 2005, and will not be terminated without prior notification to the Company's board of directors. Founders also has agreed to reimburse these share classes for certain printing expenses pursuant to a contractual commitment through August 31, 2004. Founders has notified the Company's board of directors that this commitment will terminate effective September 1, 2004. For the six months ended June 30, 2004, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $137 and $61, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC is also the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $142,663 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                         DISTRIBUTION      SHAREHOLDER
                                             FEES         SERVICING FEES
         ---------------------------------------------------------------
         Class A                                N/A           $ 2,044
         Class B                            $ 6,200           $ 2,067
         Class C                            $   960           $   320
         Class T                            $    44           $    44

During the six months ended June 30, 2004, DSC retained $666 in sales commissions from the sales of Class A shares. DSC also retained $3,668 and $186 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         9/1/03 to 8/31/04                                   $ 150,000
         9/1/04 to 8/31/05                                   $ 200,000
         9/1/05 to 8/31/06                                   $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $555. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                         $ 200,959,111
         Post-October Capital Loss Deferral                 $     210,281
         Federal Tax Cost                                   $ 103,247,836
         Gross Tax Appreciation of Investments              $   9,001,157
         Gross Tax Depreciation of Investments              $  (1,423,172)
         Net Tax Appreciation                               $   7,577,985

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                        SIX MONTHS ENDED                        YEAR ENDED
                                                         JUNE 30, 2004                       DECEMBER 31, 2003
                                                   SHARES             AMOUNT             SHARES              AMOUNT
CLASS A

Sold                                                   36,661     $      292,922             42,130     $      310,574
Dividends or Distributions Reinvested                     889     $        6,985              1,330     $        9,742
Redeemed                                              (24,878)    $     (197,701)           (29,893)    $     (222,023)
                                               -----------------------------------------------------------------------
Net Increase                                           12,672     $      102,206             13,567     $       98,293
                                               =======================================================================

CLASS B

Sold                                                   31,268     $      242,819             76,899     $      556,448
Dividends or Distributions Reinvested                     151     $        1,171                138     $          971
Redeemed                                              (31,984)    $     (248,130)           (44,160)    $     (312,592)
                                               -----------------------------------------------------------------------
Net Increase (Decrease)                                  (565)    $       (4,140)            32,877     $      244,827
                                               =======================================================================

CLASS C

Sold                                                   10,850     $       83,237             18,745     $      122,311
Dividends or Distributions Reinvested                      21     $          164                  2     $           10
Redeemed                                              (15,979)    $     (124,444)           (18,304)    $     (128,631)
                                               -----------------------------------------------------------------------
Net Increase (Decrease)                                (5,108)    $      (41,043)               443     $       (6,310)
                                               =======================================================================

CLASS F

Sold                                                  633,133     $    5,006,301          2,774,685     $   19,677,956
Dividends or Distributions Reinvested                  63,802     $      502,428            164,539     $    1,202,840
Redeemed                                           (2,560,369)    $  (20,170,641)        (7,225,827)    $  (51,960,176)
                                               -----------------------------------------------------------------------
Net Decrease                                       (1,863,434)    $  (14,661,912)        (4,286,603)    $  (31,079,380)
                                               =======================================================================

CLASS R

Sold                                                        0     $            0              7,391     $       55,000
Dividends or Distributions Reinvested                      34     $          266                 15     $          114
Redeemed                                               (1,611)    $      (12,595)                (0)    $           (0)
                                               -----------------------------------------------------------------------
Net Increase (Decrease)                                (1,577)    $      (12,329)             7,406     $       55,114
                                               =======================================================================

CLASS T

Sold                                                    4,604     $       36,727              2,530     $       19,657
Dividends or Distributions Reinvested                      11     $           87                  1     $           11
Redeemed                                               (3,776)    $      (30,358)                (0)    $           (0)
                                               -----------------------------------------------------------------------
Net Increase                                              839     $        6,456              2,531     $       19,668
                                               =======================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $65,119,267 and $70,566,468, respectively. Purchases and sales of long-term U.S. government obligations were $3,694,848 and $1,974,958, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank

                              For More Information


                                        DREYFUS FOUNDERS
                                        BALANCED FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0086SA0604

        Dreyfus Founders
        Discovery Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                3
Statement of Investments                          10
Statement of Assets and Liabilities               15
Statement of Operations                           17
Statements of Changes in Net Assets               18
Financial Highlights                              19
Notes to Financial Statements                     25


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

            NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF BRADLEY C. ORR & JAMES (J.D.) PADGETT]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS BRADLEY C. ORR, CFA, LEFT, AND JAMES (J.D.) PADGETT, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, the Dreyfus Founders Discovery Fund underperformed its benchmark, the Russell 2000 Growth Index, which posted a total return of 5.68% for the period.

WHAT FACTORS AFFECTED THE INVESTING ENVIRONMENT DURING THE SIX-MONTH PERIOD?

Market performance was relatively strong in the first quarter of 2004, as low interest rates and solid corporate profit growth extended the market rally that began in early 2003. In the second quarter, however, fears about rising interest rates and surging oil prices, in conjunction with persistent geopolitical uncertainty, lead to significant investor trepidation. During the second quarter, the Russell 2000 Growth Index experienced its deepest intra-quarter contraction since the start of the current rally, declining 12% from April 5 to May 17. However, the Index did fully recover from its May low, and closed in positive territory by a slight margin for the second quarter overall.

During the six-month period ended June 30, small-cap stocks outperformed large-cap stocks, as the Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

[SIDENOTE]

"FOR THE YEAR-TO-DATE PERIOD, LARGER MARKET CAPITALIZATION STOCKS WITHIN THE RUSSELL 2000 GROWTH INDEX OUTPERFORMED THEIR SMALLER PEERS, AND THE STOCKS OF MONEY-LOSING COMPANIES IN THE INDEX UNDERPERFORMED STOCKS OF MORE PROFITABLE COMPANIES."

increased 2.74% and the Standard & Poor's 500 Index increased 3.44%, both lagging the 5.68% return of the Russell 2000 Growth Index. In addition, value stocks outperformed growth stocks, as was illustrated by the strong advance of the Russell 2000 Value Index--up 7.83% over the same six-month period.

   The first half of 2004 also saw the strong micro-cap and low quality biases that helped drive the market's advance in 2003 begin to subside. Hence, for the year-to-date period, larger market capitalization stocks within the Russell 2000 Growth Index outperformed their smaller peers, and the stocks of money-losing companies in the Index underperformed stocks of more profitable companies.

MESSRS. ORR AND PADGETT, WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AFTER ASSUMING MANAGEMENT RESPONSIBILITIES IN APRIL?

Despite the portfolio management transition, the investment philosophy of our team remains largely unchanged. We will continue to utilize our bottom-up research process to uncover companies we believe are capable of posting strong future earnings growth and that are valued attractively relative to their potential growth rates and peer groups.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 2000 Value Index measures the performance of stocks of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

[SIDENOTE]

PERFORMANCE HIGHLIGHTS

- The first half of 2004 saw the strong micro-cap and low quality biases that helped drive the market's advance in 2003 begin to subside.

- The portfolio consisted of 107 stocks at the end of April, down from 119 at the beginning of the year, and that number was further reduced to 93 stocks as of the end of June.

- The Fund benefited from a significantly underweight position and strong stock selection in the lagging financials sector.

- Stock selection in the telecommunication services sector was also a positive contributor to the Fund's relative performance.

- The Fund's holdings in the healthcare sector underperformed as a group for the period.

- Although relative weightings in the consumer staples, industrials and information technology sectors proved to be positive during the period, poor stock selection within these sectors counteracted the gains earned through sector allocation.

   From a portfolio composition standpoint, probably the most notable change since April has been the continuing consolidation in the number of Fund holdings. Upon assuming portfolio management responsibilities for the Fund, we worked to reduce the number of positions held, thereby more tightly focusing our analytical efforts. The portfolio consisted of 107 stocks at the end of April, down from 119 at the beginning of the year, and that number was further reduced to 93 stocks as of the end of June. Many smaller positions, which can sometimes require disproportionate attention, were liquidated and the proceeds were used to increase position sizes in the stocks where our enthusiasm level was the highest. That said, the total percentage of the portfolio invested across the top 10 holdings has not changed dramatically from the 18% range since April.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

The Fund benefited from a significantly underweight position and strong stock selection in the lagging financials sector.

   Stock selection in the telecommunication services sector was also a positive contributor to the Fund's relative performance. PTEK HOLDINGS, INC., a provider of conferencing and messaging services, was primarily responsible for the outperformance in this sector, after the company reported strong first quarter results and raised its guidance based on new product introductions and a re-acceleration in the growth rate for its legacy product lines.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  Fairmont Hotels & Resorts, Inc. (FHR)                              2.13%
2.  Ptek Holdings, Inc. (PTEK)                                         2.04%
3.  Insight Enterprises, Inc. (NSIT)                                   1.92%
4.  SFBC International, Inc. (SFCC)                                    1.91%
5.  Altiris, Inc. (ATRS)                                               1.86%
6.  National-Oilwell, Inc. (NOI)                                       1.76%
7.  Polycom, Inc. (PLCM)                                               1.75%
8.  Medicis Pharmaceutical Corporation Class A (MRX)                   1.73%
9.  Hughes Supply, Inc. (HUG)                                          1.72%
10. Choice Hotels International, Inc. (CHH)                            1.69%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE
DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL
1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   While the Fund was slightly underweight in the energy sector, which had a modest negative effect on relative performance during the six-month period, this was more than offset by positive stock selection within the sector. Holdings such as oilfield services company NATIONAL-OILWELL, INC. appreciated over the period due in part to increased contracting activity in many of the company's international markets. QUICKSILVER RESOURCES, INC., an exploration and production company focused on unconventional reservoirs such as coal-bed methane, also appreciated as the company continued to demonstrate successful development of its unique opportunities.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                    YEAR-TO-     1          5         10     SINCE
CLASS (Inception Date)               DATE       YEAR      YEARS     YEARS  INCEPTION
CLASS A SHARES (12/31/99)
 With sales charge  (5.75%)          (1.59%)    20.15%       --        --    (8.25%)
 Without sales charge                 4.42%     27.47%       --        --    (7.03%)

CLASS B SHARES (12/31/99)
 With redemption*                    (0.02%)    22.24%       --        --    (8.23%)
 Without redemption                   3.98%     26.24%       --        --    (7.85%)

CLASS C SHARES (12/31/99)
 With redemption**                    2.98%     25.28%       --        --    (7.83%)
 Without redemption                   3.98%     26.28%       --        --    (7.83%)

CLASS F SHARES (12/29/89)             4.46%     27.48%     2.06%    12.13%   13.36%

CLASS R SHARES (12/31/99)             4.60%     27.87%       --        --    (6.78%)

CLASS T SHARES (12/31/99)
 With sales charge (4.50%)           (0.41%)    21.31%       --        --    (8.39%)
 Without sales charge                 4.27%     27.04%       --        --    (7.45%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+Total return is not annualized.

   The Fund's holdings in the healthcare sector underperformed as a group for the period; however, some sector holdings such as SFBC INTERNATIONAL, INC. and FISHER SCIENTIFIC INTERNATIONAL, INC. proved to be standout performers for the Fund. SFBC, a contract research organization for the pharmaceutical industry, benefited from the continued strong pace of drug development activity in the industry. Fisher Scientific, a supplier of clinical laboratory equipment, posted strong gains as it announced a large acquisition that was viewed as a good strategic fit.

   Other notable positive contributors to the Fund's relative performance included hotel franchiser CHOICE HOTELS INTERNATIONAL, INC. and musical instrument retailer GUITAR CENTER, INC. Choice Hotels appreciated along with the recovery in occupancy rates in the lodging industry, which led to better-than-expected operating performance. Guitar Center posted robust same-store sales growth in the first quarter, which pushed earnings estimates significantly higher.

WHAT MANAGEMENT DECISIONS HINDERED FUND PERFORMANCE DURING THE PERIOD?

Poor individual performers in the consumer discretionary sector were a drag on Fund performance during the six-month period, including such names as PERFORMANCE FOOD GROUP COMPANY. The company was negatively impacted by higher costs and lower productivity associated with new product rollouts. In addition, middle-market radio station operator CUMULUS MEDIA, INC. was hurt by investor fears that advertising dollars are migrating away from traditional channels, such as radio, to Internet-based venues.

[CHART]

PORTFOLIO COMPOSITION

Information Technology               23.63%
Consumer Discretionary               22.63%
Healthcare                           20.86%
Industrials                          18.33%
Energy                                3.94%
Financials                            2.32%
Consumer Staples                      2.05%
Telecommunications Services           2.04%
Materials                             1.34%
Cash & Equivalents                    2.86%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Negative contributors in the healthcare sector included pharmaceutical issue TARO PHARMACEUTICALS INDUSTRIES LIMITED, hospice care provider Odyssey HealthCare, Inc., and SELECT MEDICAL CORPORATION, an operator of long-term acute care hospitals. Taro Pharmaceuticals reported disappointing first quarter results due to both lower-than-expected revenue from new over-the-counter products as well as higher costs to market those products. Odyssey declined in the first quarter after reporting disappointing results and giving forward guidance that fell short of analyst expectations. Select Medical was surprised by a potentially negative regulatory proposal from an important standards body.

   Although the Fund's relative weightings in the consumer staples, industrials and information technology sectors proved to be positive during the period, poor stock selection within these sectors counteracted the gains earned through sector allocation. Within the industrials sector, KVH Industries, Inc., a manufacturer of digital defense navigation products and consumer communication satellite tracking technology, fell significantly in the first quarter after disclosing delays in closing a large defense order as well as a slower than previously expected ramp up in a new consumer-related product. Within the information technology sector, Fairchild Semiconductor Corporation declined based on growing investor concern that the semiconductor cycle was beginning to reach its peak.

   Our strategy for the Fund remains consistent. We will continue to emphasize companies that we think have higher quality characteristics such as sustainable earnings growth, reasonable valuations and effective management teams. We are satisfied with the progress we have made in keeping the Fund relatively fully invested while at the same time consolidating the number of holdings. We believe that a more tightly focused analytical effort may benefit our research process. We are both pleased to be managing the Dreyfus Founders Discovery Fund, and will work hard to earn the trust of the Fund's shareholders.


/s/ Bradley C. Orr                       /s/ James (J.D.) Padgett

Bradley C. Orr, CFA                      James (J.D.) Padgett, CFA
Co-Portfolio Manager                     Co-Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--90.5%
AIR FREIGHT & LOGISTICS--1.6%
    174,200    Forward Air Corporation*                              $  6,515,071
    337,270    Pacer International, Inc.*                               6,239,495
                                                                     ------------
                                                                       12,754,566
                                                                     ------------
ALTERNATIVE CARRIERS--2.0%
  1,380,945    Ptek Holdings, Inc.*                                    15,922,296
                                                                     ------------
APPAREL RETAIL--1.6%
    260,375    Aeropostale, Inc.*                                       7,006,691
    262,475    Hot Topic, Inc.*                                         5,378,113
                                                                     ------------
                                                                       12,384,804
                                                                     ------------
APPLICATION SOFTWARE--3.1%
    527,380    Altiris, Inc.*                                          14,560,962
    104,050    Ansys, Inc.*                                             4,890,350
    428,725    Concur Technologies, Inc.*                               4,587,358
                                                                     ------------
                                                                       24,038,670
                                                                     ------------
BROADCASTING & CABLE TV--1.1%
    529,525    Cumulus Media, Inc.*                                     8,901,315
                                                                     ------------
BUILDING PRODUCTS--1.5%
    301,405    Trex Company, Inc.*                                     11,378,039
                                                                     ------------
CASINOS & GAMING--2.3%
    215,375    GTECH Holdings Corporation                               9,974,016
    170,025    Station Casinos, Inc.                                    8,229,210
                                                                     ------------
                                                                       18,203,226
                                                                     ------------
COMMUNICATIONS EQUIPMENT--5.3%
    227,225    Avocent Corporation*                                     8,348,247
    144,195    Harris Corporation                                       7,317,896
    612,400    Polycom, Inc.*                                          13,723,884
    976,180    Powerwave Technologies, Inc.*                            7,516,586
  1,551,309    Stratex Networks, Inc.*                                  4,576,362
                                                                     ------------
                                                                       41,482,975
                                                                     ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
    285,450    Wabtec Corporation                                       5,149,518
                                                                     ------------
DIVERSIFIED COMMERCIAL SERVICES--2.6%
    183,485    Asset Acceptance Capital Corporation*                    3,119,245
    328,750    Corinthian Colleges, Inc.*                               8,133,275
    281,810    Education Management Corporation*                        9,260,277
                                                                     ------------
                                                                       20,512,797
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
    249,375    AMETEK, Inc.                                             7,705,688
    329,825    Artesyn Technologies, Inc.*                              2,968,425
                                                                     ------------
                                                                       10,674,113
                                                                     ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
    444,610    Aeroflex, Inc.*                                          6,371,261
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--1.3%
    399,375    RadiSys Corporation*                                  $  7,416,394
    221,450    TTM Technologies, Inc.*                                  2,624,183
                                                                     ------------
                                                                       10,040,577
                                                                     ------------
EMPLOYMENT SERVICES--1.5%
    440,040    Gevity HR, Inc.                                         11,524,648
                                                                     ------------
ENVIRONMENTAL SERVICES--1.1%
    163,615    Stericycle, Inc.*                                        8,465,440
                                                                     ------------
FOOD DISTRIBUTORS--0.7%
    211,900    Performance Food Group Company*                          5,623,826
                                                                     ------------
GENERAL MERCHANDISE STORES--1.0%
    279,060    Tuesday Morning Corporation*                             8,092,740
                                                                     ------------
HEALTHCARE DISTRIBUTORS--2.3%
    226,375    Fisher Scientific International, Inc.*                  13,073,156
     80,736    Henry Schein, Inc.*                                      5,097,671
                                                                     ------------
                                                                       18,170,827
                                                                     ------------
HEALTHCARE EQUIPMENT--1.6%
    256,200    I-Flow Corporation*                                      3,038,532
    262,255    Integra LifeSciences Holdings*                           9,249,734
                                                                     ------------
                                                                       12,288,266
                                                                     ------------
HEALTHCARE FACILITIES--1.5%
    862,555    Select Medical Corporation                              11,575,488
                                                                     ------------
HEALTHCARE SERVICES--2.8%
    245,400    eResearch Technology, Inc.*                              6,871,200
    477,502    SFBC International, Inc.*                               14,960,138
                                                                     ------------
                                                                       21,831,338
                                                                     ------------
HEALTHCARE SUPPLIES--0.7%
    343,005    Merit Medical Systems, Inc.*                             5,464,070
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--1.4%
    499,155    Sonic Solutions*                                        10,607,044
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--3.0%
    263,625    Choice Hotels International, Inc.                       13,223,430
    320,110    Gaylord Entertainment Company*                          10,048,253
                                                                     ------------
                                                                       23,271,683
                                                                     ------------
INDUSTRIAL MACHINERY--1.2%
    235,950    Actuant Corporation*                                     9,199,691
                                                                     ------------
INTERNET SOFTWARE & SERVICES--1.2%
    833,475    Digitas, Inc.*                                           9,193,229
                                                                     ------------
IT CONSULTING & OTHER SERVICES--1.0%
    369,745    CIBER, Inc.*                                             3,039,304
    624,920    Lionbridge Technologies, Inc.*                           4,780,638
                                                                     ------------
                                                                        7,819,942
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
LEISURE FACILITIES--1.2%
    441,125    Life Time Fitness, Inc.*                              $  9,263,625
                                                                     ------------
LEISURE PRODUCTS--2.3%
    632,992    Marvel Enterprises, Inc.*                               12,356,004
    117,700    Polaris Industries, Inc.                                 5,649,600
                                                                     ------------
                                                                       18,005,604
                                                                     ------------
MANAGED HEALTHCARE--1.1%
    180,325    Amerigroup Corporation*                                  8,871,990
                                                                     ------------
OFFICE SERVICES & SUPPLIES--0.8%
    222,300    Herman Miller, Inc.                                      6,433,362
                                                                     ------------
OIL & GAS EQUIPMENT & SERVICES--3.0%
     53,625    Carbo Ceramics, Inc.                                     3,659,906
    437,595    National-Oilwell, Inc.*                                 13,779,867
    635,225    Superior Energy Services, Inc.*                          6,384,011
                                                                     ------------
                                                                       23,823,784
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
    104,800    Quicksilver Resources, Inc.*                             7,028,936
                                                                     ------------
PHARMACEUTICALS--8.4%
    281,775    Andrx Corporation*                                       7,869,976
    577,955    Impax Laboratories, Inc.*                               11,200,768
    338,627    Medicis Pharmaceutical Corporation Class A              13,528,149
    395,890    MGI Pharma, Inc.*                                       10,692,989
    365,500    Salix Pharmaceuticals Limited*                          12,043,225
    239,200    Taro Pharmaceutical Industries Limited*                 10,405,200
                                                                     ------------
                                                                       65,740,307
                                                                     ------------
PUBLISHING--1.0%
    126,820    Getty Images, Inc.*                                      7,609,200
                                                                     ------------
REGIONAL BANKS--0.8%
    136,990    Southwest Bancorporation of Texas, Inc.                  6,043,999
                                                                     ------------
RESTAURANTS--2.8%
    392,137    Rare Hospitality International, Inc.*                    9,764,211
    208,694    Red Robin Gourmet Burgers, Inc.*                         5,711,955
    236,910    Ruby Tuesday, Inc.                                       6,503,180
                                                                     ------------
                                                                       21,979,346
                                                                     ------------
SEMICONDUCTOR EQUIPMENT--2.3%
    498,795    Brooks Automation, Inc.*                                10,050,719
    717,630    Entegris, Inc.*                                          8,302,979
                                                                     ------------
                                                                       18,353,698
                                                                     ------------
SEMICONDUCTORS--4.0%
    328,525    Actel Corporation*                                       6,077,713
    228,970    OmniVision Technologies, Inc.*                           3,652,072
    530,475    Semtech Corporation*                                    12,487,382
    302,415    Sigmatel, Inc.*                                          8,788,180
                                                                     ------------
                                                                       31,005,347
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.9%
    145,600    Valspar Corporation                                   $  7,344,064
                                                                     ------------
SPECIALTY STORES--4.2%
    205,955    Advance Auto Parts, Inc.*                                9,099,092
    293,350    Guitar Center, Inc.*                                    13,045,275
    325,625    PETCO Animal Supplies, Inc.*                            10,488,381
                                                                     ------------
                                                                       32,632,748
                                                                     ------------
STEEL--0.4%
    298,400    Graftech International Limited*                          3,121,264
                                                                     ------------
SYSTEMS SOFTWARE--1.4%
    433,025    Macrovision Corporation*                                10,838,616
                                                                     ------------
TECHNOLOGY DISTRIBUTORS--1.9%
    847,561    Insight Enterprises, Inc.*                              15,052,683
                                                                     ------------
THRIFTS & MORTGAGE FINANCE--1.5%
    351,850    BankAtlantic Bancorp, Inc.                               6,491,633
    401,725    NewAlliance Bancshares, Inc.*                            5,608,081
                                                                     ------------
                                                                       12,099,714
                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS--2.7%
    130,895    Fastenal Company                                         7,438,763
    228,850    Hughes Supply, Inc.                                     13,486,131
                                                                     ------------
                                                                       20,924,894
                                                                     ------------
TRUCKING--2.6%
    184,450    J.B. Hunt Transport Services, Inc.                       7,116,081
    177,150    Knight Transportation, Inc.*                             5,089,520
    277,945    Overnite Corporation                                     8,171,583
                                                                     ------------
                                                                       20,377,184
                                                                     ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$624,836,480)                                                  707,492,754
                                                                     ------------

COMMON STOCKS (FOREIGN)--6.7%
AIR FREIGHT & LOGISTICS--0.8%
    114,040    UTI Worldwide, Inc. (VI)                                 6,008,768
                                                                     ------------
BIOTECHNOLOGY--0.7%
    286,375    QLT, Inc. (CA)*                                          5,733,228
                                                                     ------------
HEALTHCARE EQUIPMENT--1.1%
    163,200    ResMed, Inc. (AU)*                                       8,316,672
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--2.1%
    619,435    Fairmont Hotels & Resorts, Inc. (CA)                    16,693,773
                                                                     ------------
PHARMACEUTICALS--0.7%
    256,240    Angiotech Pharmaceuticals, Inc. (CA)*                    5,163,236
                                                                     ------------
SOFT DRINKS--1.3%
    321,400    Cott Corporation (CA)*                                  10,413,360
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$46,099,638)                                                    52,329,037
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

UNITS                                                                MARKET VALUE
---------------------------------------------------------------------------------
RIGHTS AND WARRANTS--0.0%
COMMERCIAL PRINTING--0.0%
      2,368    American Banknote Corporation Warrants, expire 2007*  $          0
      2,368    American Banknote Corporation Warrants, expire 2007*             2
                                                                     ------------
                                                                                2
                                                                     ------------
TOTAL RIGHTS AND WARRANTS
(COST--$0)                                                                      2
                                                                     ------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.0%
OTHER DIVERSIFIED FINANCIAL SERVICES--5.0%
$10,000,000    American Express Company
               1.25% 7/2/04                                         $   9,999,653
 29,300,000    Merrill Lynch & Company
               1.45% 7/1/04                                            29,300,000
                                                                    -------------
                                                                       39,299,653
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$39,299,653)                                          39,299,653
                                                                    -------------
TOTAL INVESTMENTS--102.2%
(TOTAL COST--$710,235,771)                                            799,121,446
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(2.2%)                                  (17,254,611)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 781,866,835
                                                                    =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
   AU - AUSTRALIA
   CA - CANADA
   VI - VIRGIN ISLANDS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $   710,235,771
                                                                  ---------------
Investment securities, at market                                      799,121,446
Cash                                                                    1,980,581
Receivables:
   Investment securities sold                                           7,819,970
   Capital shares sold                                                    460,683
   Dividends                                                               76,131
   Other                                                                   46,698
                                                                  ---------------
Total Assets                                                          809,505,509
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                     25,805,768
   Capital shares redeemed                                                653,020
   Advisory fees                                                          524,546
   Shareholder servicing fees                                              60,208
   Accounting fees                                                         33,487
   Distribution fees                                                      256,403
   Transfer agency fees                                                    64,679
   Custodian fees                                                           2,445
   Other                                                                  238,118
                                                                  ---------------
Total Liabilities                                                      27,638,674
                                                                  ---------------

Net Assets                                                        $   781,866,835
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $ 1,088,968,202
Accumulated net investment loss                                       (4,767,042)
Accumulated net realized loss from security transactions            (391,220,000)
Net unrealized appreciation on investments                             88,885,675
                                                                  ---------------
Total                                                             $   781,866,835
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A

Net Assets                                                        $    73,066,766
Shares Outstanding                                                      2,686,984
Net Asset Value, Redemption Price Per Share                       $         27.19
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         28.85

CLASS B

Net Assets                                                        $    20,074,697
Shares Outstanding                                                        768,540
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         26.12

CLASS C

Net Assets                                                        $     7,354,946
Shares Outstanding                                                        281,387
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         26.14

CLASS F

Net Assets                                                        $   605,012,278
Shares Outstanding                                                     22,295,331
Net Asset Value, Offering and Redemption Price Per Share          $         27.14

CLASS R

Net Assets                                                        $    74,704,931
Shares Outstanding                                                      2,713,369
Net Asset Value, Offering and Redemption Price Per Share          $         27.53

CLASS T

Net Assets                                                        $     1,653,217
Shares Outstanding                                                         62,053
Net Asset Value, Redemption Price Per Share                       $         26.64
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         27.90

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       773,331
Interest                                                                   94,817
Foreign taxes withheld                                                    (6,103)
                                                                  ---------------
Total Investment Income                                                   862,045
                                                                  ---------------
EXPENSES

Advisory fees--Note 2                                                   3,323,794
Shareholder servicing fees--Note 2                                        322,355
Accounting fees--Note 2                                                   211,243
Distribution fees--Note 2                                                 828,059
Transfer agency fees--Note 2                                              493,371
Registration fees                                                          45,333
Postage and mailing expenses                                               43,905
Custodian fees and expenses--Note 2                                         8,279
Printing expenses                                                          39,415
Legal and audit fees                                                       54,020
Directors' fees and expenses--Note 2                                       72,723
Other expenses                                                             93,176
                                                                  ---------------
   Total Expenses                                                       5,535,673
   Earnings Credits                                                        (4,887)
   Reimbursed/Waived Expenses                                                (879)
                                                                  ---------------
   Net Expenses                                                         5,529,907
                                                                  ---------------
Net Investment Loss                                                    (4,667,862)
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain on Security Transactions                             73,421,873
Net Change in Unrealized Appreciation/Depreciation of Investments     (34,342,644)
                                                                  ---------------
Net Realized and Unrealized Gain                                       39,079,229
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $    34,411,367
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 SIX MONTHS ENDED   YEAR ENDED
                                                                     6/30/04         12/31/03
OPERATIONS
Net Investment Loss                                               $  (4,667,862)   $  (9,085,288)
Net Realized Gain on Security Transactions                           73,421,873       13,930,958
Net Change in Unrealized Appreciation/Depreciation
 of Investments                                                     (34,342,644)     218,611,635
                                                                  -------------    -------------
Net Increase in Net Assets Resulting from Operations                 34,411,367      223,457,305
                                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                           (9,586,224)      (9,822,554)
   Class B                                                           (1,752,190)      (3,591,234)
   Class C                                                           (1,309,613)      (1,821,877)
   Class F                                                          (60,913,710)     (36,105,693)
   Class R                                                            6,330,348        5,799,244
   Class T                                                             (212,368)          68,669
                                                                  -------------    -------------
Net Decrease from Capital Share Transactions                        (67,443,757)     (45,473,445)
                                                                  -------------    -------------
Net Increase (Decrease) in Net Assets                               (33,032,390)     177,983,860
                                                                  -------------    -------------

NET ASSETS
Beginning of period                                               $ 814,899,225    $ 636,915,365
                                                                  -------------    -------------
End of period                                                     $ 781,866,835    $ 814,899,225
                                                                  =============    =============

Accumulated Net Investment Loss                                   $  (4,767,042)   $     (99,180)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     26.04       $     19.09     $     28.50     $     34.79     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.15)+           (0.36)          (0.31)          (0.17)          (0.03)
Net realized and unrealized gains
 (losses) on securities                           1.30              7.31           (9.10)          (6.02)          (3.45)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.15              6.95           (9.41)          (6.19)          (3.48)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     27.19       $     26.04     $     19.09     $     28.50     $     34.79
                                           =============================================================================

TOTAL RETURN*                                     4.42%            36.41%         (33.02%)        (17.78%)         (8.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    73,067       $    79,630     $    67,184     $   117,773     $   131,298
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.35%**           1.50%           1.35%           1.19%           1.24%
Expenses with reimbursements
 and earnings credits                             1.35%**           1.50%           1.35%           1.18%           1.20%
Net investment loss                              (1.13%)**         (1.25%)         (1.08%)         (0.58%)         (0.21%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     25.12       $     18.60     $     28.03     $     34.49     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.26)+           (0.81)          (0.69)          (0.45)          (0.21)
Net realized and unrealized gains (losses)
 on securities                                    1.26              7.33           (8.74)          (5.91)          (3.57)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.00              6.52           (9.43)          (6.36)          (3.78)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     26.12       $     25.12     $     18.60     $     28.03     $     34.49
                                           =============================================================================

TOTAL RETURN*                                     3.98%            35.05%         (33.64%)        (18.43%)         (8.92%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    20,075       $    21,009     $    18,804     $    35,845     $    50,883
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         2.24%**           2.56%           2.26%           1.97%           1.97%
Expenses with reimbursements
 and earnings credits                             2.24%**           2.56%           2.26%           1.96%           1.94%
Net investment loss                              (2.03%)**         (2.31%)         (1.98%)         (1.35%)         (1.02%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     25.14       $     18.60     $     28.05     $     34.51     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.26)+           (0.94)          (0.86)          (0.48)          (0.19)
Net realized and unrealized gains
 (losses) on securities                           1.26              7.48           (8.59)          (5.88)          (3.57)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.00              6.54           (9.45)          (6.36)          (3.76)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     26.14       $     25.14     $     18.60     $     28.05     $     34.51
                                           =============================================================================

TOTAL RETURN*                                     3.98%            35.16%         (33.69%)        (18.42%)         (8.87%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)           $     7,355       $     8,352     $     7,794     $    17,031     $    25,275
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         2.23%**           2.52%           2.27%           1.98%           1.97%
Expenses with reimbursements
 and earnings credits                             2.23%**           2.52%           2.26%           1.96%           1.94%
Net investment loss                              (2.02%)**         (2.28%)         (1.99%)         (1.36%)         (1.01%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS                                         YEAR ENDED
                                      ENDED JUNE 30,                                     DECEMBER 31,
                                          2004               2003           2002            2001            2000          1999
                                      --------------     -------------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of
 period                                $     25.98       $     19.04     $     28.45     $     34.74     $     40.86   $     24.37
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment loss                          (0.15)+           (0.35)          (0.36)          (0.20)          (0.07)        (0.08)
Net realized and unrealized gains
 (losses) on securities                       1.31              7.29           (9.05)          (5.99)          (3.44)        22.72
                                       -------------------------------------------------------------------------------------------
Total from investment operations              1.16              6.94           (9.41)          (6.19)          (3.51)        22.64
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00              0.00            0.00            0.00            0.00          0.00
From net realized gains                       0.00              0.00            0.00           (0.10)          (2.61)        (6.15)
                                       -------------------------------------------------------------------------------------------
Total distributions                           0.00              0.00            0.00           (0.10)          (2.61)        (6.15)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $     27.14       $     25.98     $     19.04     $     28.45     $     34.74   $     40.86
                                       ===========================================================================================

TOTAL RETURN                                  4.46%            36.45%         (33.08%)        (17.81%)         (8.26%)       94.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $   605,012       $   638,880     $   498,970     $   847,330     $ 1,066,003   $   806,152
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     1.37%**           1.53%           1.41%           1.25%           1.28%         1.46%
Expenses with reimbursements
 and earnings credits                         1.36%**           1.53%           1.40%           1.24%           1.25%         1.45%
Net investment loss                          (1.15%)**         (1.29%)         (1.13%)         (0.64%)         (0.46%)       (0.96%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       104%              130%            128%            110%            108%          157%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     26.32       $     19.23     $     28.64     $     34.87     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     (0.12)+           (0.17)          (0.18)          (0.08)           0.00++
Net realized and unrealized gains
 (losses) on securities                           1.33              7.26           (9.23)          (6.05)          (3.40)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.21              7.09           (9.41)          (6.13)          (3.40)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     27.53       $     26.32     $     19.23     $     28.64     $     34.87
                                           =============================================================================

TOTAL RETURN                                      4.60%            36.87%         (32.86%)        (17.57%)         (7.98%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    74,705       $    65,240     $    42,872     $    61,163     $     4,693
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.08%**           1.21%           1.10%           0.95%           0.96%
Expenses with reimbursements
 and earnings credits                             1.08%**           1.21%           1.10%           0.94%           0.93%
Net investment income (loss)                     (0.86%)**         (0.96%)         (0.82%)         (0.38%)          0.01%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

++ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                                 YEAR ENDED
                                          ENDED JUNE 30,                              DECEMBER 31,
                                              2004               2003           2002            2001            2000
                                          --------------     -----------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     25.55       $     18.79     $     28.24     $     34.69     $     40.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.19)+           (0.31)          (0.54)          (0.33)          (0.09)
Net realized and unrealized gains
 (losses) on securities                           1.28              7.07           (8.91)          (6.02)          (3.49)
                                           -----------------------------------------------------------------------------
Total from investment operations                  1.09              6.76           (9.45)          (6.35)          (3.58)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                        0.00              0.00            0.00            0.00            0.00
From net realized gains                           0.00              0.00            0.00           (0.10)          (2.61)
                                           -----------------------------------------------------------------------------
Total distributions                               0.00              0.00            0.00           (0.10)          (2.61)
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     26.64       $     25.55     $     18.79     $     28.24     $     34.69
                                           =============================================================================

TOTAL RETURN*                                     4.27%            35.98%         (33.46%)        (18.30%)         (8.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $     1,653       $     1,788     $     1,291     $     2,341     $     1,908
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.66%**           1.91%           2.06%           1.83%           1.48%
Expenses with reimbursements
 and earnings credits                             1.66%**           1.90%           2.06%           1.82%           1.44%
Net investment loss                              (1.44%)**         (1.66%)         (1.79%)         (1.24%)         (0.50%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           104%              130%            128%            110%            108%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $189,328 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees incurred by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $81,232 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees incurred by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                              TRANSFER
                                                             AGENCY FEES
         ---------------------------------------------------------------
         Class A                                              $ 16,896
         Class B                                              $ 19,699
         Class C                                              $  7,047
         Class R                                              $  8,618
         Class T                                              $    908

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $718,714 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                 N/A          $  95,134
         Class B                            $ 77,638          $  25,879
         Class C                            $ 29,540          $   9,847
         Class T                            $  2,167          $   2,167

During the six months ended June 30, 2004, DSC retained $1,052 and $4 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $35,705 and $859 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                  $  150,000
         9/1/04 to 8/31/05                                  $  200,000
         9/1/05 to 8/31/06                                  $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $879. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                         $  455,702,028
         Federal Tax Cost                                   $  713,989,331
         Gross Tax Appreciation of Investments              $  136,106,325
         Gross Tax Depreciation of Investments              $  (50,974,210)
         Net Tax Appreciation                               $   85,132,115

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                  SIX MONTHS ENDED                     YEAR ENDED
                                    JUNE 30, 2004                    DECEMBER 31, 2004
                                SHARES         AMOUNT             SHARES          AMOUNT
CLASS A

Sold                            436,031    $   11,869,659        1,201,496    $   27,097,339
Redeemed                       (807,416)   $  (21,455,883)      (1,662,688)   $  (36,919,893)
                             ---------------------------------------------------------------
Net Decrease                   (371,385)   $   (9,586,224)        (461,192)   $   (9,822,554)
                             ===============================================================

CLASS B

Sold                              3,770    $       96,811           10,129    $      212,967
Redeemed                        (71,567)   $   (1,849,001)        (184,783)   $   (3,804,201)
                             ---------------------------------------------------------------
Net Decrease                    (67,797)   $   (1,752,190)        (174,654)   $   (3,591,234)
                             ===============================================================

CLASS C

Sold                              3,972    $      102,599           21,413    $      428,341
Redeemed                        (54,879)   $   (1,412,212)        (108,035)   $   (2,250,218)
                             ---------------------------------------------------------------
Net Decrease                    (50,907)   $   (1,309,613)         (86,622)   $   (1,821,877)
                             ===============================================================

CLASS F

Sold                          2,369,039    $   63,952,977        5,367,437    $  117,439,063
Redeemed                     (4,661,054)   $ (124,866,687)      (6,981,197)   $ (153,544,756)
                             ---------------------------------------------------------------
Net Decrease                 (2,292,015)   $  (60,913,710)      (1,613,760)   $  (36,105,693)
                             ===============================================================

CLASS R

Sold                            438,650    $   11,818,112          500,330    $   11,153,199
Redeemed                       (203,547)   $   (5,487,764)        (251,484)   $   (5,353,955)
                             ---------------------------------------------------------------
Net Increase                    235,103    $    6,330,348          248,846    $    5,799,244
                             ===============================================================

CLASS T

Sold                              8,690    $      227,469           18,394    $      420,952
Redeemed                        (16,610)   $     (439,837)         (17,137)   $     (352,283)
                             ---------------------------------------------------------------
Net Increase (Decrease)          (7,920)   $     (212,368)           1,257    $       68,669
                             ===============================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $352,745,594 and $429,031,390, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004 the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

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

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

                              For More Information


                                        DREYFUS FOUNDERS
                                        DISCOVERY FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0182SA0604

        Dreyfus Founders
        Growth Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                      3

Statement of Investments                                10

Statement of Assets and Liabilities                     15

Statement of Operations                                 17

Statements of Changes in Net Assets                     18

Financial Highlights                                    19

Notes to Financial Statements                           25


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the first half of 2004, the Dreyfus Founders Growth Fund trailed the return of its primary benchmark, the Russell 1000 Growth Index, which returned 2.74% for the six-month period.

PLEASE DESCRIBE THE BROAD MARKET AND ECONOMIC ENVIRONMENT IN WHICH THE FUND PERFORMED.

For the six-month period ended June 30, 2004, the equity markets focused on macroeconomic issues, both global and local. Among the greatest causes of apprehension during the period were the war on terrorism, higher oil prices, the expected increase in interest rates and domestic politics. Geopolitical instability in the Middle East continued, not only adding to investor unease, but also to the risk premium of world oil prices. Concerns that the United States' economy was slowing its pace beyond expectations also added to market volatility. The anticipation of the Federal Reserve raising the federal funds rate also provided a more difficult environment for the equity markets than in recent quarters, and the upcoming closely contested U.S. Presidential race played into heightened concerns as well. The culmination of these factors provided no real direction in the equity markets; the only discernible direction evidenced was in the move toward more defensive stocks and away from the financial services sector during the second half of the period.

[SIDENOTE]

"THE ANTICIPATION OF THE FEDERAL RESERVE RAISING THE FEDERAL FUNDS RATE ALSO PROVIDED A MORE DIFFICULT ENVIRONMENT FOR THE EQUITY MARKETS THAN IN RECENT QUARTERS."

     PERFORMANCE HIGHLIGHTS

     - Among the greatest causes of apprehension during the period were the war on terrorism, higher oil prices, the expected increase in interest rates and domestic politics.

     - The most compelling investment opportunity during the period was found in the information technology sector. Although overall stock selection reduced the positive impact the Fund's overweight position held in this sector, specific information technology-related holdings did boost relative Fund performance for the period.

     - For the first half of 2004, holdings in the consumer staples sector also exhibited compelling growth and aided Fund performance as compared to the Index.

     - Stocks chosen for inclusion in the Fund from the materials sector proved to be detrimental to the Fund's relative performance.

     - The industrials sector also proved to be a burden to relative Fund performance. An underweight position in this sector, paired with poor stock selection, drove this sector to be one of the worst contributors to the Fund's relative return.


WHERE DID YOU FIND THE MOST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

The most compelling investment opportunity during the period was found in the information technology sector. Although overall stock selection reduced the positive impact the Fund's overweight position held in this sector, specific information technology-related holdings did boost relative Fund performance for the period. APPLE COMPUTER, INC. performed well due to the popularity of its consumer-related MP3 products, the I-Pod and I-Pod Mini. AUTODESK, INC., a company offering solutions for the building design, infrastructure management, manufacturing, digital media and wireless data services industries, showed solid execution as well, contributing positively to the Fund's first-half performance.

   For the first half of 2004, holdings in the consumer staples sector also exhibited compelling growth and aided Fund performance as compared to the Index. Stock selection in this sector was the biggest boon to performance, as holdings such as ESTEE LAUDER COMPANIES, INC. performed well through superior revenue and earnings growth owing to the continued increase in consumer demand, both domestically and internationally.

   The Fund was able to capitalize on the overall performance of the energy sector during the first half of 2004, which benefited from the increasing energy price environment, due to the Fund being slightly overweight relative to its benchmark.

   Although the Fund's position in the consumer discretionary sector did not garner positive relative results overall, select holdings in this sector proved to be the best performers for the period. ROYAL CARIBBEAN CRUISES LIMITED, retailer NORDSTROM, INC. and Mandalay Resort Group all benefited from an increase in consumer demand. Royal Caribbean's excellent product positioning led to strong stock performance, and made it the Fund's top performer during the period. Nordstrom benefited from a rebound in consumer demand for higher-end retail items.

   Industrials-related holding GENERAL ELECTRIC COMPANY also aided performance in spite of the sector's negative relative contribution.

     LARGEST EQUITY HOLDINGS (ticker symbol)

       1.  General Electric Company (GE)                      4.56%
       2.  SPDR Trust Series 1 (SPY)                          4.51%
       3.  Microsoft Corporation (MSFT)                       4.15%
       4.  Cisco Systems, Inc. (CSCO)                         2.79%
       5.  Pfizer, Inc. (PFE)                                 2.50%
       6.  Intel Corporation (INTC)                           2.11%
       7.  Royal Caribbean Cruises Limited (RCL)              2.07%
       8.  Walt Disney Company (DIS)                          2.03%
       9.  Kohl's Corporation (KSS)                           1.94%
      10.  Gillette Company (G)                               1.88%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/94 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                        YEAR-TO-       1           5          10        SINCE
   CLASS (INCEPTION DATE)                DATE+       YEAR        YEARS       YEARS    INCEPTION
   --------------------------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
    With sales charge (5.75%)            (4.43%)      8.41%        --          --      (14.84%)
    Without sales charge                  1.43%      15.06%        --          --      (13.71%)

   CLASS B SHARES (12/31/99)
    With redemption*                     (2.95%)     10.15%        --          --      (14.64%)
    Without redemption                    1.05%      14.15%        --          --      (14.33%)

   CLASS C SHARES (12/31/99)
    With redemption**                     0.05%      13.18%        --          --      (14.37%)
    Without redemption                    1.05%      14.18%        --          --      (14.37%)

   CLASS F SHARES (1/5/62)                1.42%      15.26%     (8.32%)      7.69%        N/A

   CLASS R SHARES (12/31/99)              1.62%      15.52%        --          --      (13.49%)

   CLASS T SHARES (12/31/99)
    With sales charge (4.50%)            (3.32%)      9.46%        --          --      (15.23%)
    Without sales charge                  1.27%      14.56%        --          --      (14.35%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+Total return is not annualized.

WHERE DID YOU FIND THE LEAST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

During the first six months of 2004, the least compelling area of investment was found in the materials sector. Stocks chosen for inclusion in the Fund from the materials sector proved to be detrimental to the Fund's relative performance.

   The industrials sector also proved to be a burden to relative Fund performance. An underweight position in this sector, paired with poor stock selection, drove this sector to be one of the worst contributors to the Fund's relative return, with names such as UNION PACIFIC CORPORATION underperforming for the period.

   The healthcare sector also hindered relative Fund performance during the half. A significantly underweight position along with weak stock selection prevented the Fund from posting a stronger return in this sector compared to the Index.

   Although the information technology sector was one of the largest positive contributors to Fund performance on a relative basis, some information technology names weighed on the sector's overall performance. INTEL CORPORATION experienced

[CHART]

     PORTFOLIO COMPOSITION

      Information Technology   31.43%
      Consumer Discretionary   17.05%
      Industrials              11.33%
      Financials               10.97%
      Healthcare                9.54%
      Consumer Staples          7.99%
      Energy                    1.09%
      Materials                 1.00%
      Other                     4.49%
      Cash & Equivalents        5.11%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

sluggish sales and earnings trends during the period. VERITAS SOFTWARE CORPORATION and ORACLE CORPORATION each saw a drop in share price, which ultimately affected relative Fund performance.

   As was previously mentioned, although some of the Fund's holdings in the consumer discretionary sector proved beneficial to performance, the poor performance of consumer discretionary stocks in general detracted from this positive contribution. The Fund's worst performer for the period, lower-end retailer KOHL'S CORPORATION, experienced sluggish sales and earnings trends. As a result, the stock lagged the broader market and had a negative impact on relative Fund performance. VIACOM, INC. and COX COMMUNICATIONS, INC. also declined as the cable industry overall suffered during the first six months of the year.

   Materials holding Newmont Mining Corporation also underperformed during the period.


At the end of the period, the Fund was positioned for a potential improvement in the economic environment. We will continue to employ our fundamental-based investment strategy of selecting stocks that we believe will post superior revenue and earnings growth rates at valuations that make sense.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--89.8%
AIR FREIGHT & LOGISTICS--1.1%
     63,100    FedEx Corporation                                     $  5,154,627
                                                                     ------------
AIRLINES--1.3%
     94,835    Northwest Airlines Corporation*                          1,054,565
    306,425    Southwest Airlines Company                               5,138,747
                                                                     ------------
                                                                        6,193,312
                                                                     ------------
ALUMINUM--1.0%
    146,725    Alcoa, Inc.                                              4,846,327
                                                                     ------------
APPLICATION SOFTWARE--1.3%
    142,722    Autodesk, Inc.                                           6,109,929
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
    156,850    Janus Capital Group, Inc.                                2,586,457
                                                                     ------------
BIOTECHNOLOGY--1.1%
     72,185    Amgen, Inc.*                                             3,939,135
     22,550    Biogen Idec, Inc.*                                       1,426,288
                                                                     ------------
                                                                        5,365,423
                                                                     ------------
BROADCASTING & CABLE TV--2.1%
    203,358    Comcast Corporation Special Class A*                     5,614,714
    166,725    Cox Communications, Inc. Class A*                        4,633,288
                                                                     ------------
                                                                       10,248,002
                                                                     ------------
COMMUNICATIONS EQUIPMENT--5.2%
    154,925    Avaya, Inc.*                                             2,446,266
    568,380    Cisco Systems, Inc.*                                    13,470,606
     48,325    Juniper Networks, Inc.*                                  1,187,345
    235,625    Motorola, Inc.                                           4,300,156
    108,350    Scientific-Atlanta, Inc.                                 3,738,075
                                                                     ------------
                                                                       25,142,448
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--0.5%
     44,200    Best Buy Company, Inc.                                   2,242,708
                                                                     ------------
COMPUTER HARDWARE--4.0%
    235,475    Apple Computer, Inc.*                                    7,662,357
     72,175    Dell, Inc.*                                              2,585,309
    102,600    International Business Machines Corporation              9,044,190
                                                                     ------------
                                                                       19,291,856
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS--0.8%
    361,400    EMC Corporation*                                         4,119,960
                                                                     ------------
CONSUMER FINANCE--0.6%
    114,363    MBNA Corporation                                         2,949,422
                                                                     ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.3%
    107,450    Automatic Data Processing, Inc.                          4,500,006
    169,270    Fiserv, Inc.*                                            6,582,910
                                                                     ------------
                                                                       11,082,916
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DEPARTMENT STORES--2.9%
    221,675    Kohl's Corporation*                                   $  9,372,419
    109,225    Nordstrom, Inc.                                          4,654,077
                                                                     ------------
                                                                       14,026,496
                                                                     ------------
DIVERSIFIED BANKS--2.1%
    128,300    Bank One Corporation                                     6,543,300
     65,900    Wells Fargo & Company                                    3,771,457
                                                                     ------------
                                                                       10,314,757
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
     20,275    Emerson Electric Company                                 1,288,476
                                                                     ------------
EMPLOYMENT SERVICES--1.0%
     54,925    Manpower, Inc.                                           2,788,542
     86,550    Monster Worldwide, Inc.*                                 2,226,066
                                                                     ------------
                                                                        5,014,608
                                                                     ------------
EXCHANGE TRADED FUNDS--4.5%
    189,700    SPDR Trust Series 1                                     21,726,341
                                                                     ------------
FOOD RETAIL--1.9%
    285,050    Kroger Company*                                          5,187,910
    150,250    Safeway, Inc.*                                           3,807,335
                                                                     ------------
                                                                        8,995,245
                                                                     ------------
HEALTHCARE EQUIPMENT--1.2%
    140,050    Boston Scientific Corporation*                           5,994,140
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--0.9%
     80,600    Electronic Arts*                                         4,396,730
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--1.4%
    139,050    Carnival Corporation                                     6,535,350
                                                                     ------------
HOUSEHOLD PRODUCTS--0.7%
     64,500    Procter & Gamble Company                                 3,511,380
                                                                     ------------
HYPERMARKETS & SUPER CENTERS--0.9%
     84,421    Wal-Mart Stores, Inc.                                    4,454,052
                                                                     ------------
INDUSTRIAL CONGLOMERATES--5.3%
     39,150    3M Company                                               3,523,892
    679,134    General Electric Company                                22,003,942
                                                                     ------------
                                                                       25,527,834
                                                                     ------------
INDUSTRIAL MACHINERY--0.8%
     39,825    Illinois Tool Works, Inc.                                3,818,819
                                                                     ------------
INTEGRATED OIL & GAS--1.1%
    118,675    Exxon Mobil Corporation                                  5,270,357
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--1.9%
     49,300    Goldman Sachs Group, Inc.                                4,642,088
     86,675    Morgan Stanley                                           4,573,840
                                                                     ------------
                                                                        9,215,928
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
LEISURE FACILITIES--2.1%
    229,975    Royal Caribbean Cruises Limited                       $  9,983,215
                                                                     ------------
LIFE & HEALTH INSURANCE--1.0%
    112,950    AFLAC, Inc.                                              4,609,490
                                                                     ------------
MOVIES & ENTERTAINMENT--5.2%
    508,900    Time Warner, Inc.*                                       8,946,462
    179,596    Viacom, Inc. Class B                                     6,415,169
    384,550    Walt Disney Company                                      9,802,180
                                                                     ------------
                                                                       25,163,811
                                                                     ------------
MULTI-LINE INSURANCE--1.7%
    113,049    American International Group, Inc.                       8,058,133
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
     95,267    Citigroup, Inc.                                          4,429,916
                                                                     ------------
PERSONAL PRODUCTS--3.3%
    144,428    Estee Lauder Companies, Inc. Class A                     7,045,198
    213,725    Gillette Company                                         9,061,940
                                                                     ------------
                                                                       16,107,138
                                                                     ------------
PHARMACEUTICALS--6.2%
    147,175    Abbott Laboratories                                      5,998,853
    112,475    Johnson & Johnson                                        6,264,858
     64,325    Merck & Company, Inc.                                    3,055,438
    351,438    Pfizer, Inc.                                            12,047,295
     65,250    Wyeth                                                    2,359,440
                                                                     ------------
                                                                       29,725,884
                                                                     ------------
PROPERTY & CASUALTY INSURANCE--0.7%
     77,400    Allstate Corporation                                     3,602,970
                                                                     ------------
PUBLISHING--1.8%
     69,575    Gannett Company, Inc.                                    5,903,439
     57,450    Tribune Company                                          2,616,273
                                                                     ------------
                                                                        8,519,712
                                                                     ------------
RAILROADS--1.0%
     81,200    Union Pacific Corporation                                4,827,341
                                                                     ------------
SEMICONDUCTORS--7.2%
     51,000    Broadcom Corporation*                                    2,385,270
    368,726    Intel Corporation                                       10,176,838
    185,025    Linear Technology Corporation                            7,302,937
    147,925    Maxim Integrated Products, Inc.                          7,754,229
    105,075    Microchip Technology, Inc.                               3,314,066
     56,650    NVIDIA Corporation*                                      1,161,325
     99,375    Texas Instruments, Inc.                                  2,402,888
                                                                     ------------
                                                                       34,497,553
                                                                     ------------
SOFT DRINKS--1.2%
    110,075    Coca-Cola Company                                        5,556,586
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SPECIALTY STORES--0.9%
    110,100    Staples, Inc.                                        $   3,227,031
     28,500    Weight Watchers International, Inc.*                     1,115,490
                                                                    -------------
                                                                        4,342,521
                                                                    -------------
SYSTEMS SOFTWARE--6.1%
     74,225    Adobe Systems, Inc.                                      3,451,463
    700,926    Microsoft Corporation                                   20,018,447
    298,350    Oracle Corporation*                                      3,559,316
     85,325    VERITAS Software Corporation*                            2,363,503
                                                                    -------------
                                                                       29,392,729
                                                                    -------------
THRIFTS & MORTGAGE FINANCE--1.5%
     69,462    Countrywide Financial Corporation                        4,879,706
     55,075    The PMI Group, Inc.                                      2,396,864
                                                                    -------------
                                                                        7,276,570
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
     26,950    Fastenal Company                                         1,531,569
                                                                    -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$403,049,386)                                                  433,049,038
                                                                    -------------

COMMON STOCKS (FOREIGN)--5.4%
APPLICATION SOFTWARE--2.1%
     56,500    Amdocs Limited (CI)*                                     1,323,795
    206,650    SAP AG Sponsored ADR (GE)                                8,640,037
                                                                    -------------
                                                                        9,963,832
                                                                    -------------
HOTELS, RESORTS & CRUISE LINES--0.3%
     23,475    Four Seasons Hotels, Inc. (CA)                           1,413,430
                                                                    -------------
IT CONSULTING & OTHER SERVICES--1.7%
    291,650    Accenture Limited Class A (BD)*                          8,014,542
                                                                    -------------
PHARMACEUTICALS--1.0%
     74,700    Teva Pharmaceutical Industries
               Limited Sponsored ADR (IS)                               5,026,563
                                                                    -------------
RAILROADS--0.3%
     32,737    Canadian National Railway Company (CA)                   1,427,006
                                                                    -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$20,073,378)                                                    25,845,373
                                                                    -------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.2%
OTHER DIVERSIFIED FINANCIAL SERVICES--5.2%
$10,000,000    American Express Company
               1.25% 7/2/04                                         $   9,999,653
 15,200,000    Merrill Lynch & Company
               1.45% 7/1/04                                            15,200,000
                                                                    -------------
                                                                       25,199,653
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$25,199,653)                                          25,199,653
                                                                    -------------
TOTAL INVESTMENTS--100.4%
(TOTAL COST--$448,322,417)                                            484,094,064
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(0.4%)                                   (1,954,292)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 482,139,772
                                                                    =============


NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
   ADR - AMERICAN DEPOSITARY RECEIPT
   SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
   BD - BERMUDA
   CA - CANADA
   CI - CHANNEL ISLANDS
   GE - GERMANY
   IS - ISRAEL

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at cost                                   $     448,322,417
                                                                 -----------------
Investment securities, at market                                       484,094,064
Cash                                                                     1,267,830
Receivables:
   Capital shares sold                                                     162,849
   Dividends                                                               387,805
   Other                                                                    44,050
                                                                 -----------------
Total Assets                                                           485,956,598
                                                                 -----------------
LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                       1,206,914
   Capital shares redeemed                                               1,639,534
   Advisory fees                                                           292,321
   Shareholder servicing fees                                               72,421
   Accounting fees                                                          23,558
   Distribution fees                                                       141,436
   Transfer agency fees                                                     48,943
   Custodian fees                                                            2,538
   Other                                                                   389,161
                                                                 -----------------
Total Liabilities                                                        3,816,826
                                                                 -----------------
Net Assets                                                       $     482,139,772
                                                                 =================
COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                          $   1,191,187,471
Accumulated net investment loss                                           (374,937)
Accumulated net realized loss from security transactions              (744,444,409)
Net unrealized appreciation on investments                              35,771,647
                                                                 -----------------
Total                                                            $     482,139,772
                                                                 =================

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                               $       6,467,273
Shares Outstanding                                                                 651,471
Net Asset Value, Redemption Price Per Share                              $            9.93
Maximum offering price per share
 (net asset value plus sales charge of 5.75% of offering price)          $           10.54

CLASS B
Net Assets                                                               $      13,036,122
Shares Outstanding                                                               1,358,366
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share       $            9.60

CLASS C
Net Assets                                                               $       2,065,786
Shares Outstanding                                                                 215,655
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share       $            9.58

CLASS F
Net Assets                                                               $     449,764,632
Shares Outstanding                                                              45,122,596
Net Asset Value, Offering and Redemption Price Per Share                 $            9.97

CLASS R
Net Assets                                                               $      10,619,466
Shares Outstanding                                                               1,056,191
Net Asset Value, Offering and Redemption Price Per Share                 $           10.05

CLASS T
Net Assets                                                               $         186,493
Shares Outstanding                                                                  19,424
Net Asset Value, Redemption Price Per Share                              $            9.60
Maximum offering price per share
 (net asset value plus sales charge of 4.50% of offering price)          $           10.05

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $       2,961,095
Interest                                                                       123,437
Foreign taxes withheld                                                         (21,042)
                                                                     -----------------
Total Investment Income                                                      3,063,490
                                                                     -----------------
EXPENSES
Advisory fees--Note 2                                                        1,833,932
Shareholder servicing fees--Note 2                                             214,544
Accounting fees--Note 2                                                        146,984
Distribution fees--Note 2                                                      633,877
Transfer agency fees--Note 2                                                   266,990
Registration fees                                                               23,898
Postage and mailing expenses                                                    30,747
Custodian fees and expenses--Note 2                                              5,019
Printing expenses                                                               30,155
Legal and audit fees                                                            36,234
Directors' fees and expenses--Note 2                                            54,793
Other expenses                                                                  51,950
                                                                     -----------------
   Total Expenses                                                            3,329,123
   Earnings Credits                                                             (2,820)
   Reimbursed/Waived Expenses                                                     (729)
                                                                     -----------------
   Net Expenses                                                              3,325,574
                                                                     -----------------
Net Investment Loss                                                           (262,084)
                                                                     -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                                  40,399,388
Net Change in Unrealized Appreciation/Depreciation of Investments          (33,084,530)
                                                                     -----------------
Net Realized and Unrealized Gain                                             7,314,858
                                                                     -----------------
Net Increase in Net Assets Resulting from Operations                 $       7,052,774
                                                                     =================

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                   6/30/04           12/31/03
OPERATIONS
Net Investment Loss                                            $      (262,084)   $    (2,162,775)
Net Realized Gain on Security Transactions                          40,399,388         16,581,469
Net Change in Unrealized Appreciation/Depreciation
 of Investments                                                    (33,084,530)       122,368,802
                                                               ---------------    ---------------
Net Increase in Net Assets
 Resulting from Operations                                           7,052,774        136,787,496
                                                               ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                             (77,337)          (258,678)
   Class B                                                            (756,911)        (1,223,196)
   Class C                                                             273,468           (166,651)
   Class F                                                         (41,587,674)       (88,319,324)
   Class R                                                           1,627,766          2,736,606
   Class T                                                             (35,514)           (41,579)
                                                               ---------------    ---------------
Net Decrease from Capital Share Transactions                       (40,556,202)       (87,272,822)
                                                               ---------------    ---------------
Net Increase (Decrease) in Net Assets                              (33,503,428)        49,514,674
                                                               ---------------    ---------------
NET ASSETS
Beginning of period                                            $   515,643,200    $   466,128,526
                                                               ---------------    ---------------
End of period                                                  $   482,139,772    $   515,643,200
                                                               ===============    ===============
Accumulated Net Investment Loss                                $      (374,937)   $      (112,853)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.79       $     7.46     $    10.53     $    14.02     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.01)           (0.06)         (0.06)         (0.05)         (0.05)
Net realized and unrealized gains
 (losses) on securities                          0.15             2.39          (3.01)         (3.44)         (6.39)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.14             2.33          (3.07)         (3.49)         (6.44)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.93       $     9.79     $     7.46     $    10.53     $    14.02
                                           ========================================================================

TOTAL RETURN*                                    1.43%           31.23%        (29.15%)       (24.89%)       (27.30%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    6,467       $    6,452     $    5,149     $    7,795     $    8,655
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.38%**          1.66%          1.48%          1.21%          1.08%
Expenses with reimbursements
 and earnings credits                            1.38%**          1.66%          1.48%          1.20%          1.05%
Net investment loss                             (0.12%)**        (0.59%)        (0.56%)        (0.47%)        (0.54%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.50       $     7.30     $    10.38     $    13.91     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.04)+          (0.17)         (0.18)         (0.13)         (0.11)
Net realized and unrealized gains
 (losses) on securities                          0.14             2.37          (2.90)         (3.40)         (6.44)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.10             2.20          (3.08)         (3.53)         (6.55)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.60       $     9.50     $     7.30     $    10.38     $    13.91
                                           ========================================================================

TOTAL RETURN*                                    1.05%           30.14%        (29.67%)       (25.38%)       (27.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $   13,036       $   13,664     $   11,603     $   19,829     $   25,359
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.17%**          2.48%          2.22%          1.93%          1.82%
Expenses with reimbursements
 and earnings credits                            2.17%**          2.48%          2.22%          1.92%          1.80%
Net investment loss                             (0.92%)**        (1.41%)        (1.30%)        (1.20%)        (1.29%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.48       $     7.29     $    10.36     $    13.92     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                    (0.04)+          (0.19)         (0.26)         (0.18)         (0.10)
Net realized and unrealized gains
 (losses) on securities                          0.14             2.38          (2.81)         (3.38)         (6.44)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.10             2.19          (3.07)         (3.56)         (6.54)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.58       $     9.48     $     7.29     $    10.36     $    13.92
                                           ========================================================================

TOTAL RETURN*                                    1.05%           30.04%        (29.63%)       (25.58%)       (27.72%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    2,066       $    1,774     $    1,528     $    2,979     $    4,384
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.15%**          2.49%          2.37%          2.11%          1.82%
Expenses with reimbursements
 and earnings credits                            2.15%**          2.49%          2.37%          2.10%          1.80%
Net investment loss                             (0.87%)**        (1.42%)        (1.46%)        (1.38%)        (1.28%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS                                     YEAR ENDED
                                      ENDED JUNE 30,                                 DECEMBER 31,
                                          2004             2003           2002           2001            2000             1999
                                      --------------    ----------     ----------     ----------     ------------     ------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $     9.83       $     7.48     $    10.53     $    14.03     $      23.87     $      20.41
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                          0.00+           (0.17)         (0.22)         (0.15)           (0.21)           (0.09)
Net realized and unrealized gains
 (losses) on securities                      0.14             2.52          (2.83)         (3.35)           (6.21)            7.73
                                       -------------------------------------------------------------------------------------------
Total from investment operations             0.14             2.35          (3.05)         (3.50)           (6.42)            7.64
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                   0.00             0.00           0.00           0.00             0.00             0.00^
From net realized gains                      0.00             0.00           0.00           0.00            (3.42)           (4.18)
                                       -------------------------------------------------------------------------------------------
Total distributions                          0.00             0.00           0.00           0.00            (3.42)           (4.18)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $     9.97       $     9.83     $     7.48     $    10.53     $      14.03     $      23.87
                                       ===========================================================================================

TOTAL RETURN                                 1.42%           31.42%        (28.96%)       (24.95%)         (27.23%)          39.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $  449,765       $  484,742     $  443,307     $  865,425     $  1,441,466     $  3,323,606
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                    1.33%**          1.47%          1.38%          1.31%            1.07%            1.09%
Expenses with reimbursements
 and earnings credits                        1.33%**          1.47%          1.37%          1.30%            1.06%            1.08%
Net investment loss                         (0.09%)**        (0.41%)        (0.46%)        (0.58%)          (0.58%)          (0.47%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                      118%             124%           139%           152%             182%             117%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1999 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.89       $     7.50     $    10.57     $    14.07     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.02             0.01           0.01          (0.02)         (0.02)
Net realized and unrealized gains
 (losses) on securities                          0.14             2.38          (3.08)         (3.48)         (6.37)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.16             2.39          (3.07)         (3.50)         (6.39)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $    10.05       $     9.89     $     7.50     $    10.57     $    14.07
                                           ========================================================================

TOTAL RETURN                                     1.62%           31.87%        (29.04%)       (24.88%)       (27.08%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $   10,619       $    8,792     $    4,333     $    2,023     $        9
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.01%**          1.13%          1.30%          1.46%          0.82%
Expenses with reimbursements
 and earnings credits                            1.01%**          1.13%          1.30%          1.46%          0.79%
Net investment income (loss)                     0.28%**         (0.04%)        (0.34%)        (0.72%)        (0.29%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                          118%             124%           139%           152%           182%

** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

   SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS                             YEAR ENDED
                                          ENDED JUNE 30,                         DECEMBER 31,
                                              2004             2003           2002           2001           2000
                                          --------------    -------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $     9.48       $     7.27     $    10.38     $    14.00     $    23.88
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.03)+          (0.30)         (0.56)         (0.19)         (0.09)
Net realized and unrealized gains
 (losses) on securities                          0.15             2.51          (2.55)         (3.43)         (6.37)
                                           ------------------------------------------------------------------------
Total from investment operations                 0.12             2.21          (3.11)         (3.62)         (6.46)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00             0.00           0.00           0.00           0.00
From net realized gains                          0.00             0.00           0.00           0.00          (3.42)
                                           ------------------------------------------------------------------------
Total distributions                              0.00             0.00           0.00           0.00          (3.42)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $     9.60       $     9.48     $     7.27     $    10.38     $    14.00
                                           ========================================================================

TOTAL RETURN*                                    1.27%           30.40%        (29.96%)       (25.86%)       (27.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $      186       $      220     $      208     $      621     $      802
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.77%**          2.22%          2.78%          2.56%          1.32%
Expenses with reimbursements
 and earnings credits                            1.77%**          2.22%          2.78%          2.55%          1.29%
Net investment loss                             (0.54%)**        (1.15%)        (1.89%)        (1.83%)        (0.80%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate @                         118%             124%           139%           152%           182%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $187,230 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees incurred by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $72,201 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees incurred by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                             TRANSFER
                                                            AGENCY FEES
     -------------------------------------------------------------------
     Class A                                                  $  5,165
     Class B                                                  $ 13,263
     Class C                                                  $  1,715
     Class R                                                  $  1,958
     Class T                                                  $    302

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $576,491 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                          DISTRIBUTION     SHAREHOLDER
                                              FEES        SERVICING FEES
     --------------------------------------------------------------------
     Class A                                     N/A         $   8,016
     Class B                               $  49,878         $  16,626
     Class C                               $   7,254         $   2,418
     Class T                               $     254         $     254

During the six months ended June 30, 2004, DSC retained $1,835 in sales commissions from the sales of Class A shares. DSC also retained $14,968 of contingent deferred sales charges relating to redemptions of Class B shares.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                      AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/03 to 8/31/04                                      $ 150,000
     9/1/04 to 8/31/05                                      $ 200,000
     9/1/05 to 8/31/06                                      $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $729. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The utilization of acquired losses may be limited under federal tax laws. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Accumulated Capital Losses                      $  766,225,012
     Post-October Capital Loss Deferral              $    5,914,879
     Federal Tax Cost                                $  461,017,987
     Gross Tax Appreciation of Investments           $   41,314,806
     Gross Tax Depreciation of Investments           $  (18,238,729)
     Net Tax Appreciation                            $   23,076,077

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                    SIX MONTHS ENDED                YEAR ENDED
                                      JUNE 30, 2004              DECEMBER 31, 2003
                                  SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Sold                               57,221   $     565,455       102,390   $      863,766
Redeemed                          (64,822)  $    (642,792)     (133,313)  $   (1,122,444)
                              ----------------------------------------------------------
Net Decrease                       (7,601)  $     (77,337)      (30,923)  $     (258,678)
                              ==========================================================
CLASS B
Sold                               22,836   $     217,948        95,258   $      810,696
Redeemed                         (102,872)  $    (974,859)     (245,915)  $   (2,033,892)
                              ----------------------------------------------------------
Net Decrease                      (80,036)  $    (756,911)     (150,657)  $   (1,223,196)
                              ==========================================================
CLASS C
Sold                               38,062   $     363,403        22,136   $      191,985
Redeemed                           (9,513)  $     (89,935)      (44,718)  $     (358,636)
                              ----------------------------------------------------------
Net Increase (Decrease)            28,549   $     273,468       (22,582)  $     (166,651)
                              ==========================================================
CLASS F
Sold                            1,958,281   $  19,340,530     5,549,619   $   46,590,327
Redeemed                       (6,172,462)  $ (60,928,204)  (15,507,433)  $ (134,909,651)
                              ----------------------------------------------------------
Net Decrease                   (4,214,181)  $ (41,587,674)   (9,957,814)  $  (88,319,324)
                              ==========================================================
CLASS R
Sold                              266,181   $   2,610,010       388,827   $    3,417,348
Redeemed                          (98,566)  $    (982,244)      (77,669)  $     (680,742)
                              ----------------------------------------------------------
Net Increase                      167,615   $   1,627,766       311,158   $    2,736,606
                              ==========================================================
CLASS T
Sold                                  114   $       1,097           856   $        6,961
Redeemed                           (3,836)  $     (36,611)       (6,333)  $      (48,540)
                              ----------------------------------------------------------
Net Decrease                       (3,722)  $     (35,514)       (5,477)  $      (41,579)
                              ==========================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $249,862,266 and $296,485,912, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

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

                       This page intentionally left blank

                              For More Information


                                        DREYFUS FOUNDERS
                                        GROWTH FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0213SA0604

        Dreyfus Founders
        Growth and
        Income Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                             3

Statement of Investments                                       10

Statement of Assets and Liabilities                            15

Statement of Operations                                        17

Statements of Changes in Net Assets                            18

Financial Highlights                                           19

Notes to Financial Statements                                  25


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

For the first half of 2004, the Dreyfus Founders Growth and Income Fund trailed the 3.44% gain of the Fund's benchmark, the Standard & Poor's 500 Index.

PLEASE DESCRIBE THE BROAD MARKET AND ECONOMIC ENVIRONMENT IN WHICH THE FUND PERFORMED.

The environment for equity investing during the first half of 2004 showed mixed results. The first quarter of 2004 generally saw positive economic indicators, with interest rates, inflation and consumer spending remaining at favorable levels. Corporate profit growth also continued to improve during the first quarter, particularly when contrasted with previous quarters. However, throughout the second half of the period, the equity markets grappled with heavy weights on equity investing. Although jobless rates declined and unemployment rates remained constant, the prospect of higher interest rates, high energy prices, continued geopolitical unrest and uncertainty regarding the sustainability of economic and corporate profit growth offset positive economic news during the period. On the last day of June, the Federal Reserve raised the federal funds rate by 0.25% to 1.25%, a move that was widely expected and, after shadowing the markets during the last half of the period, seemed to have only a modest impact on equity prices.

[SIDENOTE]

"THE EXPECTED TIGHTENING OF THE DOMESTIC MONETARY POLICY WEIGHED HEAVILY ON THE FINANCIALS SECTOR, AND THE FUND'S UNDERWEIGHT POSITION IN THIS SECTOR, IN ANTICIPATION OF THE FIRST RATE HIKE IN FOUR YEARS, PROVED ADVANTAGEOUS."

     PERFORMANCE HIGHLIGHTS

     - The prospect of higher interest rates, high energy prices, continued geopolitical unrest and uncertainty regarding the sustainability of economic and corporate profit growth offset positive economic news during the period.

     - Holdings in the consumer staples and consumer discretionary sectors exhibited the most compelling growth and investment opportunities.

     - The financials sector was another important positive contributor to Fund performance during the six-month timeframe, aided by an underweight position relative to the Fund's benchmark.

     - The materials sector offered the least compelling area of investment during the first six months of 2004, and poor stock selection within the sector was a drag on relative performance.

     - The hike in energy prices that culminated toward the end of the period greatly benefited many stocks within this sector; however, due to the Fund's underweight position, it was not able to fully capitalize on this market trend.


WHERE DID YOU FIND THE MOST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

For the first half of 2004, holdings in the consumer staples and consumer discretionary sectors exhibited the most compelling growth and investment opportunities. Consumer staples holdings such as ESTEE LAUDER COMPANIES, INC. showed solid execution during the period due to a continued increase in demand by consumers. ROYAL CARIBBEAN CRUISES LIMITED and NORDSTROM, INC., both names within the consumer discretionary arena, also benefited from an increase in consumer demand. Royal Caribbean's product positioning and increase in cruise reservations led to strong stock performance, positively contributing to Fund performance. Nordstrom benefited from a rebound in consumer demand for higher-end retail items.

   The financials sector was another important positive contributor to Fund performance during the six-month timeframe, aided by an underweight position relative to the Fund's benchmark. The expected tightening of the domestic monetary policy weighed heavily on the financials sector, and the Fund's underweight position in this sector, in anticipation of the first rate hike in four years, proved advantageous.

   Although the sector itself did not perform well, specific information technology-related holdings had a positive impact on relative Fund performance during the period. For example, APPLE COMPUTER, INC. performed well owing to an increase in demand for its MP3 products. Also positively contributing to relative performance was AUTODESK, INC., a company offering solutions for the building design, infrastructure management, manufacturing, digital media and wireless data services industries, which showed solid execution during the half.

   Other notable positive performers during the first six months of 2004 included GENERAL ELECTRIC COMPANY and EXXON MOBIL CORPORATION.

WHERE DID YOU FIND THE LEAST COMPELLING GROWTH OPPORTUNITIES DURING THE PERIOD?

The materials sector offered the least compelling area of investment during the first six months of 2004, and poor stock selection within the sector was a drag on relative performance.

     LARGEST EQUITY HOLDINGS (ticker symbol)

      1. SPDR Trust Series 1 (SPY)                      4.60%
      2. General Electric Company (GE)                  4.22%
      3. Microsoft Corporation (MSFT)                   3.38%
      4. Exxon Mobil Corporation (XOM)                  2.85%
      5. Cisco Systems, Inc. (CSCO)                     2.84%
      6. Pfizer, Inc. (PFE)                             2.49%
      7. Royal Caribbean Cruises Limited (RCL)          2.08%
      8. Kohl's Corporation (KSS)                       1.94%
      9. Gillette Company (G)                           1.91%
     10. Walt Disney Company (DIS)                      1.85%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth and Income Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                                 YEAR-TO          1            5          10         SINCE
   CLASS (INCEPTION DATE)                         DATE+         YEAR         YEARS       YEARS     INCEPTION
   ---------------------------------------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
     With sales charge(5.75%)                     (3.78%)        9.83%          --          --     (10.39%)
     Without sales charge                          2.00%        16.54%          --          --      (9.21%)

   CLASS B SHARES (12/31/99)
     With redemption*                             (2.41%)       11.50%          --          --     (10.06%)
     Without redemption                            1.59%        15.50%          --          --      (9.68%)

   CLASS C SHARES (12/31/99)
     With redemption**                             0.62%        14.53%          --          --     (10.05%)
     Without redemption                            1.62%        15.53%          --          --     (10.05%)

   CLASS F SHARES (7/5/38)                         2.19%        16.84%       (5.91%)      5.99%       N/A

   CLASS R SHARES (12/31/99)                       2.21%        16.92%          --          --      (9.00%)

   CLASS T SHARES (12/31/99)
     With sales charge (4.50%)                    (3.05%)       10.42%          --          --     (10.70%)
     Without sales charge                          1.60%        15.58%          --          --      (9.78%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

   Although the Fund selected some stocks in the energy sector that proved beneficial, such as the aforementioned Exxon Mobil Corporation, this selection was more than offset by the Fund's underweight position as compared to the Index. The hike in energy prices that culminated toward the end of the period greatly benefited many stocks within this sector; however, due to the Fund's underweight position, it was not able to fully capitalize on this market trend.

   Underexposure and poor selection of holdings in industrials prompted this sector to be one of the worst contributors to the Fund's relative return. Industrials holding UNION PACIFIC CORPORATION weighed heavily due to greater-than-expected handling costs during the period. This, combined with high fuel prices, drove revisions to earnings estimates downward and the stock underperformed.

   Although the information technology sector did have some stocks that boosted overall performance, other information technology holdings caused this sector to post a negative return relative to the Fund's benchmark. INTEL CORPORATION experienced sluggish sales and earnings trends during the period, whereas VERITAS SOFTWARE CORPORATION and ORACLE CORPORATION each saw a drop in their respective share price.

[CHART]

     PORTFOLIO COMPOSITION

     Information Technology               29.91%
     Consumer Discretionary               17.27%
     Industrials                          10.83%
     Financials                            9.97%
     Healthcare                            9.37%
     Consumer Staples                      7.93%
     Energy                                2.85%
     Telecommunications Services           1.06%
     Materials                             1.02%
     Other                                 4.60%
     Cash & Equivalents                    5.19%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   As was previously mentioned, stock selection in the consumer discretionary sector proved to be a boon to Fund performance. However, the underperformance of numerous consumer discretionary stocks detracted from this positive contribution to relative performance. The Fund's worst performer during the period, lower-end retailer KOHL'S CORPORATION, experienced sluggish sales and earnings trends during the period, lagging the broader market. Cable and entertainment holdings VIACOM, INC. and COX COMMUNICATIONS, INC. also declined as the cable industry overall suffered during the period.

   Newmont Mining Corporation was an additional notable detractor from relative performance during the period.

In conclusion, we will continue to rely on our bottom-up growth investment strategy to seek companies we believe are capable of posting strong future revenue and earnings growth at attractive valuations.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--89.7%
Air Freight & Logistics--1.1%
    30,775     FedEx Corporation                                   $    2,514,004
                                                                   --------------
AIRLINES--1.3%
    45,200     Northwest Airlines Corporation*                            502,624
   148,050     Southwest Airlines Company                               2,482,799
                                                                   --------------
                                                                        2,985,423
                                                                   --------------
ALUMINUM--1.0%
    72,225     Alcoa, Inc.                                              2,385,592
                                                                   --------------
APPLICATION SOFTWARE--1.3%
    70,700     Autodesk, Inc.                                           3,026,667
                                                                   --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
    77,200     Janus Capital Group, Inc.                                1,273,028
                                                                   --------------
BIOTECHNOLOGY--1.1%
    34,185     Amgen, Inc.*                                             1,865,475
    10,700     Biogen Idec, Inc.*                                         676,775
                                                                   --------------
                                                                        2,542,250
                                                                   --------------
BROADCASTING & CABLE TV--2.1%
   100,450     Comcast Corporation Special Class A*                     2,773,425
    76,400     Cox Communications, Inc. Class A*                        2,123,156
                                                                   --------------
                                                                        4,896,581
                                                                   --------------
COMMUNICATIONS EQUIPMENT--5.3%
    76,400     Avaya, Inc.*                                             1,206,356
   279,738     Cisco Systems, Inc.*                                     6,629,791
    22,950     Juniper Networks, Inc.*                                    563,882
   116,075     Motorola, Inc.                                           2,118,369
    52,350     Scientific-Atlanta, Inc.                                 1,806,075
                                                                   --------------
                                                                       12,324,473
                                                                   --------------
COMPUTER & ELECTRONICS RETAIL--0.5%
    21,549     Best Buy Company, Inc.                                   1,093,396
                                                                   --------------
COMPUTER HARDWARE--3.8%
   114,675     Apple Computer, Inc.*                                    3,731,525
    34,750     Dell, Inc.*                                              1,244,745
    44,700     International Business Machines Corporation              3,940,305
                                                                   --------------
                                                                        8,916,575
                                                                   --------------
COMPUTER STORAGE & PERIPHERALS--0.8%
   165,575     EMC Corporation*                                         1,887,555
                                                                   --------------
CONSUMER FINANCE--0.6%
    56,331     MBNA Corporation                                         1,452,776
                                                                   --------------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
    52,350     Automatic Data Processing, Inc.                          2,192,418
    73,025     Fiserv, Inc.*                                            2,839,942
                                                                   --------------
                                                                        5,032,360
                                                                   --------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DEPARTMENT STORES--2.9%
   107,100     Kohl's Corporation*                                 $    4,528,188
    52,766     Nordstrom, Inc.                                          2,248,359
                                                                   --------------
                                                                        6,776,547
                                                                   --------------
DIVERSIFIED BANKS--2.0%
    56,800     Bank One Corporation                                     2,896,800
    32,425     Wells Fargo & Company                                    1,855,683
                                                                   --------------
                                                                        4,752,483
                                                                   --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
     9,675     Emerson Electric Company                                   614,846
                                                                   --------------
EMPLOYMENT SERVICES--1.0%
    26,475     Manpower, Inc.                                           1,344,136
    42,625     Monster Worldwide, Inc.*                                 1,096,315
                                                                   --------------
                                                                        2,440,451
                                                                   --------------
EXCHANGE TRADED FUNDS--4.6%
    93,725     SPDR Trust Series 1                                     10,734,324
                                                                   --------------
FOOD RETAIL--1.9%
   138,350     Kroger Company*                                          2,517,970
    73,175     Safeway, Inc.*                                           1,854,255
                                                                   --------------
                                                                        4,372,225
                                                                   --------------
HEALTHCARE EQUIPMENT--1.3%
    68,925     Boston Scientific Corporation*                           2,949,990
                                                                   --------------
HOME ENTERTAINMENT SOFTWARE--0.9%
    38,650     Electronic Arts*                                         2,108,358
                                                                   --------------
HOTELS, RESORTS & CRUISE LINES--2.4%
    63,725     Carnival Corporation                                     2,995,075
    59,025     Starwood Hotels & Resorts Worldwide, Inc.                2,647,271
                                                                   --------------
                                                                        5,642,346
                                                                   --------------
HOUSEHOLD PRODUCTS--0.7%
    31,400     Procter & Gamble Company                                 1,709,416
                                                                   --------------
HYPERMARKETS & SUPER CENTERS--0.9%
    41,775     Wal-Mart Stores, Inc.                                    2,204,049
                                                                   --------------
INDUSTRIAL CONGLOMERATES--4.9%
    16,850     3M Company                                               1,516,669
   303,950     General Electric Company                                 9,847,980
                                                                   --------------
                                                                       11,364,649
                                                                   --------------
INDUSTRIAL MACHINERY--0.7%
    17,050     Illinois Tool Works, Inc.                                1,634,925
                                                                   --------------
INTEGRATED OIL & GAS--2.8%
   149,966     Exxon Mobil Corporation                                  6,659,990
                                                                   --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
    68,075     Verizon Communications, Inc.                             2,463,634
                                                                   --------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
INVESTMENT BANKING & Brokerage--0.9%
    42,075     Morgan Stanley                                      $    2,220,298
                                                                   --------------
LEISURE FACILITIES--2.1%
   111,975     Royal Caribbean Cruises Limited                          4,860,835
                                                                   --------------
LIFE & HEALTH INSURANCE--1.0%
    54,825     AFLAC, Inc.                                              2,237,408
                                                                   --------------
MOVIES & ENTERTAINMENT--4.9%
   221,025     Time Warner, Inc.*                                       3,885,620
    88,475     Viacom, Inc. Class B                                     3,160,327
   169,050     Walt Disney Company                                      4,309,085
                                                                   --------------
                                                                       11,355,032
                                                                   --------------
MULTI-LINE INSURANCE--1.7%
    53,875     American International Group, Inc.                       3,840,210
                                                                   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
    46,849     Citigroup, Inc.                                          2,178,479
                                                                   --------------
PERSONAL PRODUCTS--3.3%
    68,750     Estee Lauder Companies, Inc. Class A                     3,353,625
   105,250     Gillette Company                                         4,462,600
                                                                   --------------
                                                                        7,816,225
                                                                   --------------
PHARMACEUTICALS--6.0%
    71,975     Abbott Laboratories                                      2,933,701
    48,375     Johnson & Johnson                                        2,694,488
    27,775     Merck & Company, Inc.                                    1,319,313
   169,459     Pfizer, Inc.                                             5,809,055
    31,300     Wyeth                                                    1,131,808
                                                                   --------------
                                                                       13,888,365
                                                                   --------------
PROPERTY & CASUALTY INSURANCE--0.8%
    38,075     Allstate Corporation                                     1,772,391
                                                                   --------------
PUBLISHING--1.6%
    30,225     Gannett Company, Inc.                                    2,564,591
    25,225     Tribune Company                                          1,148,747
                                                                   --------------
                                                                        3,713,338
                                                                   --------------
RAILROADS--1.0%
    39,175     Union Pacific Corporation                                2,328,954
                                                                   --------------
SEMICONDUCTORS--6.6%
    22,025     Broadcom Corporation*                                    1,030,109
   132,328     Intel Corporation                                        3,652,253
    91,000     Linear Technology Corporation                            3,591,770
    72,025     Maxim Integrated Products, Inc.                          3,775,551
    49,875     Microchip Technology, Inc.                               1,573,058
    27,575     NVIDIA Corporation*                                        565,288
    47,400     Texas Instruments, Inc.                                  1,146,132
                                                                   --------------
                                                                       15,334,161
                                                                   --------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SOFT DRINKS--1.0%
    47,400     Coca-Cola Company                                   $    2,392,752
                                                                   --------------
SPECIALTY STORES--0.8%
    48,400     Staples, Inc.                                            1,418,604
    14,050     Weight Watchers International, Inc.*                       549,917
                                                                   --------------
                                                                        1,968,521
                                                                   --------------
SYSTEMS SOFTWARE--5.3%
    36,025     Adobe Systems, Inc.                                      1,675,163
   276,266     Microsoft Corporation                                    7,890,157
   147,825     Oracle Corporation*                                      1,763,552
    41,550     VERITAS Software Corporation*                            1,150,935
                                                                   --------------
                                                                       12,479,807
                                                                   --------------
THRIFTS & MORTGAGE FINANCE--1.5%
    33,825     Countrywide Financial Corporation                        2,376,206
    26,825     The PMI Group, Inc.                                      1,167,424
                                                                   --------------
                                                                        3,543,630
                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
    12,800     Fastenal Company                                           727,424
                                                                   --------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$195,096,723)                                                  209,416,743
                                                                   --------------
COMMON STOCKS (FOREIGN)--5.1%
APPLICATION SOFTWARE--2.1%
    26,700     Amdocs Limited (CI)*                                       625,581
    99,850     SAP AG Sponsored ADR (GE)                                4,174,729
                                                                   --------------
                                                                        4,800,310
                                                                   --------------
IT CONSULTING & OTHER SERVICES--1.7%
   141,525     Accenture Limited Class A (BD)*                          3,889,107
                                                                   --------------
PHARMACEUTICALS--1.0%
    36,900     Teva Pharmaceutical Industries Limited
                Sponsored ADR (IS)                                      2,483,001
                                                                   --------------
RAILROADS--0.3%
    15,512     Canadian National Railway Company (CA)                     676,168
                                                                   --------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$9,156,157)                                                     11,848,586
                                                                   --------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.2%
OTHER DIVERSIFIED FINANCIAL SERVICES--5.2%
$5,100,000     American Express Company
               1.25% 7/2/04                                        $    5,099,823
 7,000,000     Merrill Lynch & Company
               1.45% 7/1/04                                             7,000,000
                                                                   --------------
                                                                       12,099,823
                                                                   --------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$12,099,823)                                          12,099,823
                                                                   --------------

TOTAL INVESTMENTS--100.0%
(TOTAL COST--$216,352,703)                                            233,365,152
                                                                   --------------
OTHER ASSETS AND LIABILITIES--(0.0%)                                      (14,413)
                                                                   --------------
NET ASSETS--100.0%                                                 $  233,350,739
                                                                   ==============


NOTES TO STATEMENT OF INVESTMENTS
*  NON-INCOME PRODUCING.
   ADR - AMERICAN DEPOSITARY RECEIPT
   SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
   BD - BERMUDA
   CA - CANADA
   CI - CHANNEL ISLANDS
   GE - GERMANY
   IS - ISRAEL

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at cost                                       $   216,352,703
                                                                     ---------------
Investment securities, at market                                         233,365,152
Cash                                                                         652,903
Receivables:
  Capital shares sold                                                         20,352
  Dividends                                                                  179,598
  From transfer agent                                                             31
  Other                                                                        4,632
                                                                     ---------------
Total Assets                                                             234,222,668
                                                                     ---------------

LIABILITIES
Payables and other accrued liabilities:
  Investment securities purchased                                            566,571
  Capital shares redeemed                                                     76,966
  Advisory fees                                                              123,480
  Shareholder servicing fees                                                  26,545
  Accounting fees                                                             11,398
  Distribution fees                                                           11,845
  Transfer agency fees                                                         3,271
  Custodian fees                                                               1,172
  Other                                                                       50,681
                                                                     ---------------
Total Liabilities                                                            871,929
                                                                     ---------------

Net Assets                                                           $   233,350,739
                                                                     ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                              $   324,221,248
Undistributed net investment income                                          402,448
Accumulated net realized loss from security transactions                (108,285,406)
Net unrealized appreciation on investments                                17,012,449
                                                                     ---------------
Total                                                                $   233,350,739
                                                                     ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                           $     1,073,981
Shares Outstanding                                                           234,678
Net Asset Value, Redemption Price Per Share                          $          4.58
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                       $          4.86

CLASS B
Net Assets                                                           $     2,263,279
Shares Outstanding                                                           506,095
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share              $          4.47

CLASS C
Net Assets                                                           $       402,510
Shares Outstanding                                                            91,708
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share              $          4.39

CLASS F
Net Assets                                                           $   229,284,105
Shares Outstanding                                                        49,069,488
Net Asset Value, Offering and Redemption Price Per Share             $          4.67

CLASS R
Net Assets                                                           $       296,709
Shares Outstanding                                                            64,084
Net Asset Value, Offering and Redemption Price Per Share             $          4.63

CLASS T
Net Assets                                                           $        30,155
Shares Outstanding                                                             6,774
Net Asset Value, Redemption Price Per Share                          $          4.45
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                       $          4.66

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (unaudited)

INVESTMENT INCOME
Dividends                                                            $     1,432,087
Interest                                                                      92,233
Foreign taxes withheld                                                        (9,741)
                                                                     ---------------
Total Investment Income                                                    1,514,579
                                                                     ---------------
EXPENSES
Advisory fees--Note 2                                                        758,468
Shareholder servicing fees--Note 2                                           140,747
Accounting fees--Note 2                                                       70,012
Distribution fees--Note 2                                                     63,073
Transfer agency fees--Note 2                                                  46,997
Registration fees                                                             23,179
Postage and mailing expenses                                                  11,330
Custodian fees and expenses--Note 2                                            3,485
Printing expenses                                                             17,922
Legal and audit fees                                                          20,985
Directors' fees and expenses--Note 2                                          23,979
Other expenses                                                                13,910
                                                                     ---------------
  Total Expenses                                                           1,194,087
  Earnings Credits                                                            (1,351)
  Reimbursed/Waived Expenses                                                    (746)
                                                                     ---------------
  Net Expenses                                                             1,191,990
                                                                     ---------------
Net Investment Income                                                        322,589
                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                                16,915,961
Net Change in Unrealized Appreciation/Depreciation of Investments        (12,303,704)
                                                                     ---------------
Net Realized and Unrealized Gain                                           4,612,257
                                                                     ---------------
Net Increase in Net Assets Resulting from Operations                 $     4,934,846
                                                                     ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                      6/30/04            12/31/03
OPERATIONS
Net Investment Income                                             $       322,589    $       103,107
Net Realized Gain on Security Transactions                             16,915,961          8,677,330
Net Change in Unrealized Appreciation/Depreciation of
 Investments                                                          (12,303,704)        48,238,272
                                                                  ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                    4,934,846         57,018,709
                                                                  ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
  Class F                                                                       0           (183,602)
                                                                  ---------------    ---------------
Net Decrease from Dividends and Distributions                                   0           (183,602)
                                                                  ---------------    ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                 121,047            408,018
  Class B                                                                 512,516            407,646
  Class C                                                                  39,442            121,020
  Class F                                                              (8,914,299)       (14,678,661)
  Class R                                                                  81,748            127,592
  Class T                                                                       0            (12,373)
                                                                  ---------------    ---------------
Net Decrease from Capital Share Transactions                           (8,159,546)       (13,626,758)
                                                                  ---------------    ---------------
Net Increase (Decrease) in Net Assets                                  (3,224,700)        43,208,349

NET ASSETS
Beginning of period                                               $   236,575,439    $   193,367,090
                                                                  ---------------    ---------------
End of period                                                     $   233,350,739    $   236,575,439
                                                                  ===============    ===============
Undistributed Net Investment Income                               $       402,448    $        79,859

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                  SIX MONTHS                       YEAR ENDED
                                                 ENDED JUNE 30,                    DECEMBER 31,
                                                     2004           2003        2002        2001        2000
                                                 --------------    -------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $  4.49        $  3.44     $  4.66     $  5.73     $  7.61
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.01           0.03       (0.02)      (0.07)       0.00+
Net realized and unrealized gains
 (losses) on securities                                0.08           1.02       (1.20)      (1.00)      (1.45)
                                                    ----------------------------------------------------------
Total from investment operations                       0.09           1.05       (1.22)      (1.07)      (1.45)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                             0.00           0.00        0.00        0.00        0.00
From net realized gains                                0.00           0.00        0.00        0.00^      (0.43)
                                                    ----------------------------------------------------------
Total distributions                                    0.00           0.00        0.00        0.00       (0.43)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $  4.58        $  4.49     $  3.44     $  4.66     $  5.73
                                                    ==========================================================

TOTAL RETURN*                                          2.00%         30.52%     (26.18%)    (18.65%)    (19.04%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $ 1,074        $   935     $   378     $   442     $   318
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                              1.21%**        1.49%       1.87%       2.98%       1.06%
Expenses with reimbursements
 and earnings credits                                  1.21%**        1.48%       1.87%       2.98%       1.01%
Net investment income (loss)                           0.12%**       (0.25%)     (0.67%)     (1.82%)     (0.03%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                123%           123%        152%        144%        165%

+ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS                              YEAR ENDED
                                             ENDED JUNE 30,                          DECEMBER 31,
                                                 2004              2003          2002          2001          2000
                                             --------------     ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period           $    4.40        $    3.40     $    4.61     $    5.65     $    7.61
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.01)+          (0.01)        (0.05)        (0.04)        (0.02)
Net realized and unrealized gains
 (losses) on securities                             0.08             1.01         (1.16)        (1.00)        (1.51)
                                               --------------------------------------------------------------------
Total from investment operations                    0.07             1.00         (1.21)        (1.04)        (1.53)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00             0.00          0.00          0.00          0.00
From net realized gains                             0.00             0.00          0.00          0.00^        (0.43)
                                               --------------------------------------------------------------------
Total distributions                                 0.00             0.00          0.00          0.00         (0.43)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $    4.47        $    4.40     $    3.40     $    4.61     $    5.65
                                               ====================================================================

TOTAL RETURN*                                       1.59%           29.41%       (26.25%)      (18.38%)      (20.09%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $   2,263        $   1,709     $   1,013     $   1,599     $   1,170
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                           1.99%**          2.30%         2.14%         2.20%         1.80%
Expenses with reimbursements
 and earnings credits                               1.99%**          2.30%         2.14%         2.19%         1.76%
Net investment loss                                (0.64%)**        (1.08%)       (0.95%)       (1.03%)       (0.88%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                             123%             123%          152%          144%          165%

+  COMPUTED USING AVERGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS                             YEAR ENDED
                                             ENDED JUNE 30,                         DECEMBER 31,
                                                  2004             2003          2002          2001          2000
                                             --------------     ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period           $    4.32        $    3.34     $    4.55     $    5.66     $    7.61
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                       (0.01)+           0.04         (0.07)        (0.13)        (0.01)
Net realized and unrealized gains
 (losses) on securities                             0.08             0.94         (1.14)        (0.98)        (1.51)
                                               --------------------------------------------------------------------
Total from investment operations                    0.07             0.98         (1.21)        (1.11)        (1.52)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00             0.00          0.00          0.00          0.00
From net realized gains                             0.00             0.00          0.00         0.00^         (0.43)
                                               --------------------------------------------------------------------
Total distributions                                 0.00             0.00          0.00          0.00         (0.43)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $    4.39        $    4.32     $    3.34     $    4.55     $    5.66
                                               ====================================================================

TOTAL RETURN*                                       1.62%           29.34%       (26.59%)      (19.58%)      (19.96%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $     403        $     357     $     186     $     270     $     343
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                           1.98%**          2.29%         2.77%         3.17%         1.84%
Expenses with reimbursements
 and earnings credits                               1.98%**          2.28%         2.76%         3.16%         1.75%
Net investment loss                                (0.67%)**        (1.04%)       (1.55%)       (2.01%)       (0.83%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate @                            123%             123%          152%          144%          165%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.98% (2004), 2.29% (2003), 3.02% (2002), 3.56% (2001), AND
   1.84% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS                                  YEAR ENDED
                                             ENDED JUNE 30,                              DECEMBER 31,
                                               2004            2003          2002           2001           2000           1999
                                             --------------  ---------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period        $     4.57      $     3.50    $     4.69     $     5.69     $     7.61     $     7.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                      0.01            0.00+         0.00+          0.00+         (0.02)         (0.00)+
Net realized and unrealized gains
 (losses) on securities                           0.09            1.07         (1.19)         (1.00)         (1.47)          1.06
                                            -------------------------------------------------------------------------------------
Total from investment operations                  0.10            1.07         (1.19)         (1.00)         (1.49)          1.06
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        0.00            0.00^         0.00^          0.00           0.00           0.00
From net realized gains                           0.00            0.00          0.00           0.00^         (0.43)         (0.77)
                                            -------------------------------------------------------------------------------------
Total distributions                               0.00            0.00          0.00           0.00          (0.43)         (0.77)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period              $     4.67      $     4.57    $     3.50     $     4.69     $     5.69     $     7.61
                                            =====================================================================================

TOTAL RETURN                                      2.19%          30.67%       (25.33%)       (17.55%)       (19.57%)        15.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)            $  229,284      $  233,333    $  191,701     $  288,752     $  385,816     $  535,035
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                         1.01%**         1.13%         1.08%          1.14%          1.12%          1.13%
Expenses with reimbursements
 and earnings credits                             1.01%**         1.13%         1.08%          1.14%          1.10%          1.12%
Net investment income (loss)                      0.29%**         0.06%         0.11%          0.02%         (0.24%)        (0.05%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           123%            123%          152%           144%           165%           165%

+ NET INVESTMENT INCOME (LOSS) FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, 2001 AND 1999 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 AND DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                          SIX MONTHS                            YEAR ENDED
                                         ENDED JUNE 30,                        DECEMBER 31,
                                             2004             2003          2002          2001          2000
                                         --------------    ---------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $    4.53       $    3.47     $    4.74     $    5.74     $    7.61
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                    0.02            0.06         (0.08)        (0.01)         0.00+
Net realized and unrealized gains
 (losses) on securities                         0.08            1.00         (1.19)        (0.99)        (1.44)
                                           -------------------------------------------------------------------
Total from investment operations                0.10            1.06         (1.27)        (1.00)        (1.44)
--------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      0.00            0.00          0.00          0.00          0.00
From net realized gains                         0.00            0.00          0.00         0.00^         (0.43)
                                           -------------------------------------------------------------------
Total distributions                             0.00            0.00          0.00          0.00         (0.43)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $    4.63       $    4.53     $    3.47     $    4.74     $    5.74
                                           ===================================================================

TOTAL RETURN                                    2.21%          30.55%       (26.79%)      (17.39%)      (18.91%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $     297       $     211     $      57     $      51     $       1
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       0.98%**         1.35%         2.95%         2.73%         0.79%
Expenses with reimbursements
 and earnings credits                           0.97%**         1.35%         2.95%         2.72%         0.76%
Net investment income (loss)                    0.35%**        (0.12%)       (1.78%)       (1.68%)        0.01%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         123%            123%          152%          144%          165%

+ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 0.98% (2004), 1.35% (2003), 4.68% (2002), 82.23% (2001), AND
   0.79% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                          SIX MONTHS                           YEAR ENDED
                                         ENDED JUNE 30,                       DECEMBER 31,
                                              2004            2003          2002          2001          2000
                                         --------------    ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $    4.38       $    3.39     $    4.60     $    5.68     $    7.61
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                            (0.01)          (0.23)        (0.30)        (0.09)        (0.01)
Net realized and unrealized gains
 (losses) on securities                         0.08            1.22         (0.91)        (0.99)        (1.49)
                                           -------------------------------------------------------------------
Total from investment operations                0.07            0.99         (1.21)        (1.08)        (1.50)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                      0.00            0.00          0.00          0.00          0.00
From net realized gains                         0.00            0.00          0.00          0.00^        (0.43)
                                           -------------------------------------------------------------------
Total distributions                             0.00            0.00          0.00          0.00         (0.43)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $    4.45       $    4.38     $    3.39     $    4.60     $    5.68
                                           ===================================================================
TOTAL RETURN*                                   1.60%          29.20%       (26.30%)      (18.99%)      (19.69%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $      30       $      30     $      33     $     127     $      82
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       1.71%**         2.27%         2.47%         3.14%         1.28%
Expenses with reimbursements
 and earnings credits                           1.71%**         2.26%         2.46%         3.13%         1.25%
Net investment loss                            (0.44%)**       (1.11%)       (1.29%)       (1.96%)       (0.40%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         123%            123%          152%          144%          165%

^ DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.71% (2004), 2.27% (2003), 3.71% (2002), 6.32% (2001), AND
   1.28% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth and Income Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $136,533 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $36,172 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                                TRANSFER
                                                               AGENCY FEES
          ----------------------------------------------------------------
          Class A                                               $     761
          Class B                                               $   1,615
          Class C                                               $     319
          Class R                                               $     228
          Class T                                               $      63

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $54,460 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                 N/A          $ 1,317
         Class B                             $ 7,137          $ 2,379
         Class C                             $ 1,438          $   480
         Class T                             $    38          $    38

During the six months ended June 30, 2004, DSC retained $1,705 in sales commissions from the sales of Class A shares. DSC also retained $6,347 and $580 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                   $ 150,000
         9/1/04 to 8/31/05                                   $ 200,000
         9/1/05 to 8/31/06                                   $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $746. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Undistributed Ordinary Income                   $     110,145
         Accumulated Capital Losses                      $ 120,320,075
         Federal Tax Cost                                $ 220,772,870
         Gross Tax Appreciation of Investments           $  20,191,991
         Gross Tax Depreciation of Investments           $  (7,599,709)
         Net Tax Appreciation                            $  12,592,282

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                              SIX MONTHS ENDED                 YEAR ENDED
                                                JUNE 30, 2004               DECEMBER 31, 2004
                                            SHARES        AMOUNT           SHARES       AMOUNT
CLASS A

Sold                                         88,873   $     404,107        127,097   $     521,827
Redeemed                                    (62,761)  $    (283,060)       (28,494)  $    (113,809)
                                        ----------------------------------------------------------
Net Increase                                 26,112   $     121,047         98,603   $     408,018
                                        ==========================================================

CLASS B

Sold                                        156,501   $     682,847        164,031   $     669,282
Redeemed                                    (38,929)  $    (170,331)       (73,231)  $    (261,636)
                                        ----------------------------------------------------------
Net Increase                                117,572   $     512,516         90,800   $     407,646
                                        ==========================================================

CLASS C

Sold                                         25,581   $     111,883         55,885   $     224,519
Redeemed                                    (16,522)  $     (72,441)       (28,811)  $    (103,499)
                                        ----------------------------------------------------------
Net Increase                                  9,059   $      39,442         27,074   $     121,020
                                        ==========================================================

CLASS F

Sold                                        601,015   $   2,787,817      1,278,819   $   5,147,869
Dividends or Distributions Reinvested             0   $           0         34,819   $     159,122
Redeemed                                 (2,533,712)  $ (11,702,116)    (5,079,072)  $ (19,985,652)
                                        ----------------------------------------------------------
Net Decrease                             (1,932,697)  $  (8,914,299)    (3,765,434)  $ (14,678,661)
                                        ==========================================================

CLASS R

Sold                                         25,525   $     118,058         70,118   $     283,426
Redeemed                                     (8,026)  $     (36,310)       (39,808)  $    (155,834)
                                        ----------------------------------------------------------
Net Increase                                 17,499   $      81,748         30,310   $     127,592
                                        ==========================================================

CLASS T

Sold                                              4   $          17            709   $       2,660
Redeemed                                         (4)  $         (17)        (3,604)  $     (15,033)
                                        ----------------------------------------------------------
Net Increase (Decrease)                           0   $           0         (2,895)  $     (12,373)
                                        ==========================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $123,131,706 and $121,666,861, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION. Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

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

                       This page intentionally left blank

                              For More Information


                                        DREYFUS FOUNDERS
                                        GROWTH AND INCOME FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0275SA0604

        Dreyfus Founders
        International
        Equity Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                      3

Statement of Investments                10

Statement of Assets and Liabilities     15

Statement of Operations                 17

Statements of Changes in Net Assets     18

Financial Highlights                    19

Notes to Financial Statements           25


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

           NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE, DANIEL B. LEVAN AND JEFFREY R. SULLIVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, MIDDLE; AND JEFFREY R. SULLIVAN, CFA, RIGHT

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30, 2004?

Dreyfus Founders International Equity Fund's performance(1) compared favorably to the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Index, which posted a 4.34% return for the first six months of 2004.

WHAT DYNAMICS AFFECTED INTERNATIONAL LARGE-CAPITALIZATION INVESTING DURING THE PERIOD?

The global markets got off to a great start in 2004 as the Japanese economic recovery became broader than expected, China continued to experience significant growth across all economic sectors, and the U.S. economy expanded at a 4% clip during the first quarter. However, as the second quarter came to a close, the market's perception shifted from the strong growth environment to concerns about higher global inflation, higher oil prices and rising interest rates. The fear of the Chinese governmental policies slowing growth also weighed heavily on investors. While the first quarter experienced very strong returns, the second quarter ended just slightly positive.

(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"THE FUND BENEFITED FROM GOOD GROWTH OPPORTUNITIES IN SOME TRADITIONALLY DEFENSIVE SECTORS; THE ENERGY, UTILITIES AND CONSUMER STAPLES SECTORS OF THE FUND ALL POSSESSED STRONG-PERFORMING STOCKS."

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUND'S RELATIVE PERFORMANCE DURING THE PERIOD?

The largest positive impact on a country basis to relative Fund performance was found in Germany. A slight overweighting coupled with strong stock selection propelled the Fund's performance in this geographical area. In Spain, the Fund's strong stock selection and slight underweight position relative to its benchmark also buoyed performance. The Fund also experienced positive relative performance in Canada due to strong performance by nearly every Canadian stock in which the Fund was invested.

   Sector allocation and stock selection were both important positive contributors to the Fund's relative return for the first half of 2004. Surprisingly, the Fund benefited from good growth opportunities in some traditionally defensive sectors; the energy, utilities and consumer staples sectors of the Fund all possessed strong-performing stocks during the period.

   The Fund's positions in the energy sector exhibited the strongest performance. This was primarily attributable to the increase in energy prices during the period, as well as the specific performance of select individual issues. One stock that added significant value to the Fund was U.K.-based Cairn Energy PLC. Cairn had two major oil discoveries during the first quarter in the Rajasthan region

[SIDENOTE]

PERFORMANCE HIGHLIGHTS

- As the second quarter came to a close, the market's perception shifted from the strong growth environment to concerns about higher global inflation, higher oil prices and rising interest rates.

- The largest positive impact on a country basis to relative Fund performance was found in Germany.

- The Fund's positions in the energy sector exhibited the strongest performance. This was primarily attributable to the increase in energy prices during the period, as well as the specific performance of select individual issues.

- The information technology sector was the most underachieving sector in the Fund on a relative basis.

- Competition within the telecommunications services sector has led to price wars and subsequent margin erosion in the wireless industries in both Europe and Japan.

of India, which significantly increased the company's production profile. The stock rallied 125% in the first quarter, at which time the Fund liquidated its position in the company.

   Strong stock selection in the healthcare sector also aided relative performance, with such names as MERCK KGaA contributing to the Fund's return for the period. The pharma-chemical company received approval for a new colon cancer drug during the second quarter for use in Europe, and its liquid crystal business benefited from strong demand from the liquid crystal display (LCD) market.

   The Fund's position in the consumer staples sector proved beneficial during the period, as several stocks in this sector experienced price appreciation. Two Japanese names, KIRIN BEVERAGE CORPORATION and ASAHI BREWERIES LIMITED, contributed positively to relative performance, with Kirin returning over 30% and Asahi up nearly 21% by the end of the period. Both stocks enjoyed a consumer spending recovery in Japan after several years of quiet activity.

   The utilities sector presented opportunities for the Fund, and the sector as a whole was the best performer of all economic sectors in the Index during the period. One of the Fund's holdings in this sector, Finnish electric utility company FORTUM OYJ, has done well as Nordic power prices have strongly increased and better refining margins have delivered growth to the company's bottom line.

[SIDENOTE]

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

 1. Vodafone Group PLC (United Kingdom; VOD)                     2.65%
 2. Barclays PLC (United Kingdom; BARC)                          1.94%
 3. Alpha Bank AE (Greece; ALPHA)                                1.86%
 4. BP PLC (United Kingdom; BP)                                  1.78%
 5. Total SA (France; FP)                                        1.74%
 6. Royal Bank of Scotland Group PLC (United Kingdom; RBS)       1.60%
 7. Anglo Irish Bank Corporation PLC (Ireland; ANB)              1.56%
 8. Novartis AG (Switzerland; NOV.N)                             1.54%
 9. Sumitomo Mitsui Financial Group, Inc. (Japan; 8316)          1.52%
10. Toyota Motor Corporation (Japan; 7203)                       1.41%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on its inception date of 12/29/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   Other individual issues positively impacted the Fund's relative performance during the period as well. CASIO COMPUTER COMPANY LIMITED continued to benefit from the consumer spending recovery in Japan. Casio reported strong full-year profits in May and cited strength in digital cameras, a new joint venture with Hitachi for cell phones, better margins and an improved balance sheet as primary reasons for its impressive performance.

   CONTINENTAL AG had a strong first half following a quality first quarter earnings report. The company cited strength in their higher margin braking and suspension systems as the main driver of performance.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                    YEAR-TO-    1        5       10      SINCE
   CLASS (INCEPTION DATE)             DATE+    YEAR    YEARS    YEARS  INCEPTION
   -----------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
    With sales charge (5.75%)        (0.58%)  27.40%     --      --     (12.08%)
    Without sales charge              5.53%   35.19%     --      --     (10.92%)

   CLASS B SHARES (12/31/99)
    With redemption*                  1.13%   30.15%     --      --     (11.93%)
    Without redemption                5.13%   34.15%     --      --     (11.58%)

   CLASS C SHARES (12/31/99)
    With redemption**                 4.14%   33.14%     --      --     (11.63%)
    Without redemption                5.14%   34.14%     --      --     (11.63%)

   CLASS F SHARES (12/29/95)          5.52%   35.14%  (2.56%)    --       5.07%

   CLASS R SHARES (12/31/99)          5.70%   35.52%     --      --     (10.71%)

   CLASS T SHARES (12/31/99)
    With sales charge (4.50%)         0.69%   28.72%     --      --     (12.04%)
    Without sales charge              5.46%   34.79%     --      --     (11.13%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

   SUMITOMO MITSUI FINANCIAL GROUP, INC., a Japanese financial services firm, and GAMESA CORPORACION TECNOLOGICA SA, a manufacturer and supplier of products and services in the aeronautics and renewable energy sectors, also positively contributed to the Fund's return.

WHAT FACTORS NEGATIVELY CONTRIBUTED TO RELATIVE FUND PERFORMANCE DURING THE PERIOD?

Hong Kong, Switzerland, Italy and Belgium were four of the markets that most detracted from relative Fund performance due to poor stock selection paired with slight underweight positions. Weak stock selection in Ireland also caused this country to underperform for the Fund.

   Two of the sectors that hampered the Fund's relative returns were the information technology and telecommunications services sectors.

   The information technology sector was the most underachieving sector in the Fund on a relative basis. Stock selection proved the largest hit as the Fund's holdings in this sector trailed the benchmark. Issues such as NOKIA OYJ negatively impacted Fund performance as the company suffered a profit warning during the second quarter and subsequently declined 29%. Nokia announced it was losing market share due to lack of focus on the mid-market cell phone models, which are currently en vogue.

[CHART]

PORTFOLIO COMPOSITION

Japan                           20.16%
United Kingdom                  20.05%
France                           8.61%
Germany                          7.35%
Switzerland                      6.71%
Netherlands                      5.74%
Canada                           5.06%
Australia                        4.45%
Other Countries                 18.12%
Cash & Equivalents               3.75%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   The second-worst performing sector on a relative basis was telecommunications services. Competition within the telecommunications services sector has led to price wars and subsequent margin erosion in the wireless industries in both Europe and Japan. The fixed-line telecommunications business has also been hampered by competition from cable and internet companies eating into revenues and profits. VODAFONE GROUP PLC experienced a tough first six months of the year, down approximately 11%. The company spent money on its profitless Japanese subsidiary by buying out minority shareholders and making a full commitment to this business.

   In spite of the healthcare sector's positive contribution to Fund performance, select stocks did underperform during the period. SERONO SA, the Swiss pharmaceutical company, declined over 10% for the first six months of the year due to increased competition in the multiple sclerosis (MS) drug area. Competitor Elan Corporation PLC had its MS drug approved during the period, which is expected to take market share away from Serono. GlaxoSmithKline, another pharmaceutical company based in the United Kingdom, has also suffered this year due to increased competition from generic producers. In addition, the company's mid-range pipeline of drugs remained thin.

   Other notable underperformers during the period included China Unicom Limited, WMC RESOURCES LIMITED, and Banca Intesa S.p.A.


Our strategy, as always, is to keep our sector and country weights relatively neutral to the Index and to spend our risk dollars on stock selection. We are focused on seeking companies that best combine better-than-average business momentum and attractive valuations.


/s/ Remi J. Browne          /s/ Daniel B. LeVan         /s/ Jeffrey R. Sullivan

Remi J. Browne, CFA         Daniel B. LeVan, CFA        Jeffrey R. Sullivan, CFA
Co-Portfolio Manager        Co-Portfolio Manager        Co-Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--95.9%
AEROSPACE & DEFENSE--0.8%
    22,200   Gamesa Corporacion Tecnologica SA (SP)                               $     327,100
                                                                                  -------------
APPLICATION SOFTWARE--1.3%
     3,140   SAP AG (GE)                                                                523,397
                                                                                  -------------
AUTO PARTS & EQUIPMENT--0.7%
     7,100   Canadian Tire Corporation Limited Class A (CA)                             258,942
                                                                                  -------------
AUTOMOBILE MANUFACTURERS--3.4%
    38,600   Nissan Motor Company Limited (JA)                                          429,105
     4,700   Renault SA (FR)                                                            357,975
    13,800   Toyota Motor Corporation (JA)                                              559,007
                                                                                  -------------
                                                                                      1,346,087
                                                                                  -------------
BIOTECHNOLOGY--0.7%
       420   Serono SA (SZ)                                                             264,596
                                                                                  -------------
BREWERS--2.7%
    41,200   Asahi Breweries Limited (JA)                                               454,233
    35,400   Fraser & Neave Limited (SG)                                                287,721
    24,600   SABMiller PLC (UK)                                                         318,319
                                                                                  -------------
                                                                                      1,060,273
                                                                                  -------------
BROADCASTING & CABLE TV--1.0%
    15,400   Mediaset SPA (IT)                                                          175,566
    24,200   Publishing & Broadcasting Limited (AU)                                     216,628
                                                                                  -------------
                                                                                        392,194
                                                                                  -------------
COMMUNICATIONS EQUIPMENT--2.2%
    14,400   Nokia Oyj (FI)                                                             207,792
     2,153   Sagem SA (FR)                                                              240,212
   144,000   Telefonaktiebolaget LM Ericsson (SW)                                       424,373
                                                                                  -------------
                                                                                        872,377
                                                                                  -------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS

The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

   AU  Australia
   AT  Austria
   BD  Bermuda
   BE  Belgium
   BR  Brazil
   CA  Canada
   CI  Channel Islands
   CN  China
   CY  Cyprus
   DE  Denmark
   FI  Finland
   FR  France
   GE  Germany
   GR  Greece
   HK  Hong Kong
   ID  Indonesia
   IE  Ireland
   IN  India
   IT  Italy
   JA  Japan
   MA  Malaysia
   MX  Mexico
   NE  Netherlands
   NW  Norway
   PT  Portugal
   RS  Russia
   SG  Singapore
   SL  Solvak Republic
   SP  Spain
   SW  Sweden
   SZ  Switzerland
   TH  Thailand
   UK  United Kingdom

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.2%
    14,300   ATI Technologies, Inc. (CA)*                                         $     268,338
     4,300   Logitech International SA (SZ)*                                            195,704
                                                                                  -------------
                                                                                        464,042
                                                                                  -------------
CONSTRUCTION & ENGINEERING--0.5%
    12,300   ACS, Actividades de Construccion y Servicios SA (SP)                       207,270
                                                                                  -------------
CONSTRUCTION MATERIALS--1.2%
   155,200   Aggregate Industries PLC (UK)                                              230,802
    50,100   Boral Limited (AU)                                                         225,459
                                                                                  -------------
                                                                                        456,261
                                                                                  -------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
     5,800   Volvo AB Class B (SW)                                                      201,726
                                                                                  -------------
CONSUMER ELECTRONICS--3.6%
    27,000   Casio Computer Company Limited (JA)                                        408,780
     9,300   Citizen Electronics Company Limited (JA)                                   528,433
     5,800   Koninklijke (Royal) Philips Electronics NV (NE)                            156,167
    20,000   Sharp Corporation (JA)                                                     319,479
                                                                                  -------------
                                                                                      1,412,859
                                                                                  -------------
CONSUMER FINANCE--0.6%
     3,900   Sanyo Shinpan Finance Company Limited (JA)                                 222,673
                                                                                  -------------
DIVERSIFIED BANKS--12.3%
     8,800   ABN AMRO Holding NV (NE)                                                   192,510
    28,920   Alpha Bank AE (GR)                                                         735,403
    39,600   Anglo Irish Bank Corporation PLC (IE)                                      619,126
    90,319   Barclays PLC (UK)                                                          769,448
     8,807   BNP Paribas SA (FR)                                                        541,664
    31,100   HBOS PLC (UK)                                                              384,943
        37   Mitsubishi Tokyo Financial Group, Inc. (JA)                                342,483
    22,034   Royal Bank of Scotland Group PLC (UK)                                      634,566
    17,600   Skandinaviska Enskilda Banken (SW)                                         254,666
     4,700   Societe Generale (FR)                                                      399,434
                                                                                  -------------
                                                                                      4,874,243
                                                                                  -------------
DIVERSIFIED CAPITAL MARKETS--1.7%
    11,200   Credit Suisse Group (SZ)                                                   397,956
     3,770   UBS AG (SZ)                                                                265,652
                                                                                  -------------
                                                                                        663,608
                                                                                  -------------
DIVERSIFIED METALS & MINING--1.7%
    81,600   WMC Resources Limited (AU)                                                 279,674
    30,300   Xstrata PLC (UK)                                                           404,989
                                                                                  -------------
                                                                                        684,663
                                                                                  -------------
ELECTRIC UTILITIES--2.3%
     5,700   E.ON AG (GE)                                                               410,561
    39,900   Fortum Oyj (FI)                                                            509,734
                                                                                  -------------
                                                                                        920,295
                                                                                  -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.9%
     1,800   Keyence Corporation (JA)                                             $     410,594
     2,400   Kyocera Corporation (JA)                                                   203,675
     7,100   TDK Corporation (JA)                                                       538,771
                                                                                  -------------
                                                                                      1,153,040
                                                                                  -------------
FOOD RETAIL--1.9%
     3,900   Delhaize Group (BE)                                                        199,532
     3,000   Guyenne et Gascogne AG (FR)                                                346,027
    41,900   Tesco PLC (UK)                                                             202,319
                                                                                  -------------
                                                                                        747,878
                                                                                  -------------
FOREST PRODUCTS-- 0.5%
    18,400   Canfor Corporation (CA)*                                                   208,592
                                                                                  -------------
GAS UTILITIES--0.8%
    79,200   Centrica PLC (UK)                                                          322,459
                                                                                  -------------
HOME FURNISHINGS--0.6%
     4,700   Hunter Douglas NV (NE)                                                     228,738
                                                                                  -------------
HOMEBUILDING--0.9%
    33,400   Barratt Developments PLC (UK)                                              357,078
                                                                                  -------------
HOUSEHOLD PRODUCTS--0.5%
     7,600   Reckitt Benckiser PLC (UK)                                                 215,154
                                                                                  -------------
HYPERMARKETS & SUPER CENTERS--0.7%
     5,900   Metro AG (GE)                                                              279,961
                                                                                  -------------
INDUSTRIAL CONGLOMERATES--2.0%
   251,400   Cookson Group PLC (UK)*                                                    191,491
    71,000   Keppel Corporation Limited (SG)                                            290,595
     4,400   Siemens AG (GE)                                                            316,657
                                                                                  -------------
                                                                                        798,743
                                                                                  -------------
INDUSTRIAL MACHINERY--1.4%
    41,000   NSK Limited (JA)                                                           204,032
     7,200   Saurer AG (SZ)*                                                            368,221
                                                                                  -------------
                                                                                        572,253
                                                                                  -------------
INTEGRATED OIL & GAS--7.0%
     9,819   BP PLC (UK)                                                                704,967
    16,100   Husky Energy, Inc. (CA)                                                    307,999
     1,960   OMV AG (AT)                                                                381,579
    19,800   Repsol YPF SA (SP)                                                         433,629
    35,850   Shell Transport & Trading Company PLC (UK)                                 262,991
     3,618   Total SA (FR)                                                              689,793
                                                                                  -------------
                                                                                      2,780,958
                                                                                  -------------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
    11,000   Deutsche Telekom AG (GE)*                                                  193,393
    66,500   Koninklijke NV (NE)                                                        506,497
    55,100   Telenor ASA (NW)                                                           383,152
                                                                                  -------------
                                                                                      1,083,042
                                                                                  -------------
LEISURE PRODUCTS--0.9%
    15,800   Sankyo Company Limited (JA)                                                342,455
                                                                                  -------------
MARINE--0.6%
   184,000   Neptune Orient Lines Limited (SG)                                          252,099
                                                                                  -------------

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.0%
    20,200   Aviva PLC (UK)                                                       $     208,448
     4,100   Baloise Holding Limited (SZ)                                               178,090
                                                                                  -------------
                                                                                        386,538
                                                                                  -------------
OIL & GAS EXPLORATION & PRODUCTION--3.4%
    14,600   Canadian National Resources Limited (CA)                                   436,105
    13,500   Eni SPA (IT)                                                               268,062
     6,100   Norsk Hydro ASA (NW)                                                       396,458
   277,700   Oil Search Limited (AU)                                                    255,356
                                                                                  -------------
                                                                                      1,355,981
                                                                                  -------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION--0.6%
    37,400   Caltex Australia Limited (AU)                                              240,475
                                                                                  -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
    19,800   ING Groep NV (NE)                                                          467,356
     7,300   Sun Life Financial, Inc. (CA)                                              209,124
                                                                                  -------------
                                                                                        676,480
                                                                                  -------------
PACKAGED FOODS & MEATS--1.6%
    13,600   Koninklijke Wessanen NV (NE)                                               195,586
    21,000   Nisshin Seifun Group, Inc. (JA)                                            213,243
   193,000   Want Want Holdings Limited (SG)                                            212,300
                                                                                  -------------
                                                                                        621,129
                                                                                  -------------
PHARMACEUTICALS--9.8%
     8,250   AstraZeneca Group PLC (UK)                                                 370,158
     4,800   Aventis SA (FR)                                                            362,380
    14,600   Axcan Pharma, Inc. (CA)*                                                   308,050
    12,600   Eisai Company Limited (JA)                                                 362,590
     7,100   Merck KGaA (GE)                                                            429,334
    13,859   Novartis AG (SZ)                                                           611,394
     9,000   Ono Pharmaceuticals Company Limited (JA)                                   423,132
    28,500   Shire Pharmaceuticals Group PLC (UK)*                                      248,871
     6,100   Takeda Chemical Industries Limited (JA)                                    267,782
    38,100   Warner Chilcott PLC (UK)                                                   480,223
                                                                                  -------------
                                                                                      3,863,914
                                                                                  -------------
PRECIOUS METALS & MINERALS--0.8%
    18,700   ThyssenKrupp AG (GE)                                                       319,668
                                                                                  -------------
PROPERTY & CASUALTY INSURANCE--0.9%
   100,100   Insurance Australia Group Limited (AU)                                     348,659
                                                                                  -------------
PUBLISHING--0.6%
    22,800   Johnston Press PLC (UK)                                                    234,244
                                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS--1.5%
        88   Sumitomo Mitsui Financial Group, Inc. (JA)                                 603,253
                                                                                  -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
     4,000   Wereldhave NV (NE)                                                         328,994
                                                                                  -------------
SEMICONDUCTOR EQUIPMENT--0.5%
    11,000   ASML Holding NV (NE)*                                                      186,166
                                                                                  -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------
SEMICONDUCTORS--0.9%
     8,000   Micronas Semiconductor Holding AG (SZ)*                              $     363,782
                                                                                  -------------
SOFT DRINKS--1.6%
    39,200   Coca-Cola Amatil Limited (AU)                                              189,241
    18,500   Kirin Beverage Corporation (JA)                                            435,733
                                                                                  -------------
                                                                                        624,974
                                                                                  -------------
THRIFTS & MORTGAGE FINANCE--0.8%
    24,200   Northern Rock PLC (UK)                                                     317,532
                                                                                  -------------
TIRES & RUBBER--1.1%
     8,800   Continental AG (GE)                                                        424,529
                                                                                  -------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
    19,000   Mitsubishi Corporation (JA)                                                184,576
                                                                                  -------------
WIRELESS TELECOMMUNICATION SERVICES--6.0%
    13,700   Bouygues SA (FR)                                                           458,722
        87   KDDI Corporation (JA)                                                      497,530
   180,000   SmarTone Telecommunications Holdings Limited (HK)                          197,313
    31,900   Telecom Italia Mobile SPA (IT)                                             180,866
   479,775   Vodafone Group PLC (UK)                                                  1,050,650
                                                                                  -------------
                                                                                      2,385,081
                                                                                  -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$28,621,455)                                                                   37,961,03
                                                                                  -------------

PRINCIPAL AMOUNT                                                                AMORTIZED VALUE
-----------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.5%
AGRICULTURAL PRODUCTS--3.5%
$1,400,000   Archer-Daniels-Midland Company
             1.43% 7/1/04+                                                        $   1,400,000
                                                                                  -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$1,400,000)                                                          1,400,000
                                                                                  -------------
TOTAL INVESTMENTS--99.4%
(TOTAL COST--$30,021,455)                                                            39,361,031
                                                                                  -------------
OTHER ASSETS AND LIABILITIES--0.6%                                                      241,943
                                                                                  -------------
NET ASSETS--100.0%                                                                $  39,602,974
                                                                                  =============

NOTES TO STATEMENT OF INVESTMENTS

* NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933
  AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $    30,021,455
                                                                  ---------------
Investment securities, at market                                       39,361,031
Cash                                                                      118,361
Foreign currency (cost $19,288)                                            18,778
Receivables:
   Investment securities sold                                             212,195
   Capital shares sold                                                    162,436
   Dividends                                                               34,256
   From adviser                                                             7,801
   From transfer agent                                                        227
   Other                                                                   31,581
                                                                  ---------------
Total Assets                                                           39,946,666
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                        210,255
   Capital shares redeemed                                                 24,481
   Advisory fees                                                           24,078
   Shareholder servicing fees                                               7,675
   Accounting fees                                                          3,210
   Distribution fees                                                        4,365
   Transfer agency fees                                                     8,557
   Custodian fees                                                          21,094
   Other                                                                   39,977
                                                                  ---------------
Total Liabilities                                                         343,692
                                                                  ---------------

Net Assets                                                        $    39,602,974
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $    66,477,490
Undistributed net investment income                                       294,556
Accumulated net realized loss from security transactions              (36,510,591)
Net unrealized appreciation on investments
 and foreign currency translation                                       9,341,519
                                                                  ---------------
Total                                                             $    39,602,974
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A

Net Assets                                                        $    23,229,730
Shares Outstanding                                                      2,252,917
Net Asset Value, Redemption Price Per Share                       $         10.31
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         10.94

CLASS B

Net Assets                                                        $     2,191,800
Shares Outstanding                                                        218,364
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         10.04

CLASS C

Net Assets                                                        $       465,533
Shares Outstanding                                                         46,455
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         10.02

CLASS F

Net Assets                                                        $    10,190,696
Shares Outstanding                                                        987,313
Net Asset Value, Offering and Redemption Price Per Share          $         10.32

CLASS R

Net Assets                                                        $     3,340,224
Shares Outstanding                                                        321,773
Net Asset Value, Offering and Redemption Price Per Share          $         10.38

CLASS T

Net Assets                                                        $       184,991
Shares Outstanding                                                         18,086
Net Asset Value, Redemption Price Per Share                       $         10.23
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         10.71

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       655,278
Interest                                                                    4,639
Foreign taxes withheld                                                    (81,433)
                                                                  ---------------
Total Investment Income                                                   578,484
                                                                  ---------------

EXPENSES

Advisory fees--Note 2                                                     196,145
Shareholder servicing fees--Note 2                                         45,931
Accounting fees--Note 2                                                    19,615
Distribution fees--Note 2                                                  23,265
Transfer agency fees--Note 2                                               41,043
Registration fees                                                          31,997
Postage and mailing expenses                                                1,046
Custodian fees and expenses--Note 2                                        33,253
Printing expenses                                                          11,040
Legal and audit fees                                                        2,438
Directors' fees and expenses--Note 2                                        3,947
Other expenses                                                              5,791
                                                                  ---------------
   Total Expenses                                                         415,511
   Earnings Credits                                                          (485)
   Reimbursed/Waived Expenses                                            (133,851)
   Net Expenses                                                           281,175
                                                                  ---------------
Net Investment Income                                                     297,309
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
   Security Transactions                                                3,209,367
   Foreign Currency Transactions                                           (5,604)
                                                                  ---------------
Net Realized Gain                                                       3,203,763
Net Change in Unrealized Appreciation/Depreciation of
 Investments and Foreign Currency Translation                          (1,331,918)
                                                                  ---------------
Net Realized and Unrealized Gain                                        1,871,845
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $     2,169,154
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         6/30/04         12/31/03
OPERATIONS

Net Investment Income                                  $    297,309    $    254,642
Net Realized Gain (Loss) on Security and
 Foreign Currency Transactions                            3,203,763      (5,296,540)
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation         (1,331,918)     16,056,126
                                                       ------------    ------------
Net Increase in Net Assets Resulting from Operations      2,169,154      11,014,228
                                                       ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From Net Investment Income
   Class A                                                        0        (156,488)
   Class B                                                        0          (1,759)
   Class F                                                        0         (71,823)
   Class R                                                        0         (28,532)
   Class T                                                        0            (910)
                                                       ------------    ------------
Net Decrease from Dividends and Distributions                     0        (259,512)
                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease)--Note 4
   Class A                                                 (439,639)     (1,959,586)
   Class B                                                 (299,253)       (450,587)
   Class C                                                  (40,936)       (190,274)
   Class F                                                 (246,076)     (2,350,311)
   Class R                                                   14,915        (204,031)
   Class T                                                    3,144         (57,906)
                                                       ------------    ------------
Net Decrease from Capital Share Transactions             (1,007,845)     (5,212,695)
                                                       ------------    ------------
Net Increase in Net Assets                                1,161,309       5,542,021
                                                       ------------    ------------

NET ASSETS

Beginning of period                                    $ 38,441,665    $ 32,899,644
                                                       ------------    ------------
End of period                                          $ 39,602,974    $ 38,441,665
                                                       ============    ============

Undistributed Net Investment Income (Loss)             $    294,556    $     (2,753)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                         SIX MONTHS                         YEAR ENDED
                                       ENDED JUNE 30,                      DECEMBER 31,
                                            2004            2003          2002         2001        2000
                                       --------------   --------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.77    $     7.19   $    10.03   $    14.42   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.08          0.06         0.01        (0.00)+      (0.03)
Net realized and unrealized gains
 (losses) on securities                          0.46          2.59        (2.84)       (4.39)       (3.53)
                                       -------------------------------------------------------------------
Total from investment operations                 0.54          2.65        (2.83)       (4.39)       (3.56)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.07)       (0.01)        0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00         (0.07)       (0.01)        0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.31    $     9.77   $     7.19   $    10.03   $    14.42
                                       ===================================================================

TOTAL RETURN*                                    5.53%        36.84%      (28.19%)     (30.44%)     (17.60%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $       23,230    $   22,432   $   18,217   $   29,151   $    4,434
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.41%**       1.41%        1.40%        1.46%        1.82%
Expenses with reimbursements
 and earnings credits                            1.40%**       1.40%        1.40%        1.44%        1.77%
Net investment income (loss)                     1.55%**       0.80%        0.13%       (0.74%)      (0.36%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+ NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.06% (2004), 2.48% (2003), 2.18% (2002), 1.78%
     (2001), AND 1.82% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                            2004            2003         2002         2001         2000
                                       --------------   --------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.55    $     7.03   $     9.87   $    14.29   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.04+        (0.08)       (0.11)       (0.12)       (0.09)
Net realized and unrealized gains
 (losses) on securities                          0.45          2.61        (2.73)       (4.30)       (3.60)
                                       -------------------------------------------------------------------
Total from investment operations                 0.49          2.53        (2.84)       (4.42)       (3.69)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.01)        0.00         0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
Total distributions                              0.00         (0.01)        0.00         0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.04    $     9.55   $     7.03   $     9.87   $    14.29
                                       ===================================================================

TOTAL RETURN*                                    5.13%        35.95%      (28.77%)     (30.93%)     (18.27%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $        2,192    $    2,372   $    2,201   $    3,786   $    5,129
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.15%**       2.16%        2.16%        2.28%        2.57%
Expenses with reimbursements
 and earnings credits                            2.15%**       2.15%        2.15%        2.26%        2.52%
Net investment income (loss)                     0.76%**       0.07%       (0.61%)      (1.03%)      (1.18%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.86% (2004), 3.32% (2003), 2.91% (2002), 2.67%
     (2001) AND 2.57% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                            2004            2003         2002         2001         2000
                                       --------------   --------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.53    $     7.02   $     9.86   $    14.27   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.04+        (0.26)       (0.29)       (0.16)       (0.07)
Net realized and unrealized gains
 (losses) on securities                          0.45          2.77        (2.55)       (4.25)       (3.64)
                                       -------------------------------------------------------------------
Total from investment operations                 0.49          2.51        (2.84)       (4.41)       (3.71)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00          0.00         0.00         0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00          0.00         0.00         0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.02    $     9.53   $     7.02   $     9.86   $    14.27
                                       ===================================================================

TOTAL RETURN*                                    5.14%        35.76%      (28.80%)     (30.90%)     (18.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $          466    $      482   $      532   $    1,429   $    2,635
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        2.15%**       2.16%        2.16%        2.29%        2.55%
Expenses with reimbursements
 and earnings credits                            2.15%**       2.15%        2.15%        2.26%        2.50%
Net investment income (loss)                     0.78%**       0.08%       (0.63%)      (0.99%)      (1.18%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+    COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.85% (2004), 3.25% (2003), 3.11% (2002), 2.85%
     (2001), AND 2.55% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                          ENDED JUNE 30,                      YEAR ENDED DECEMBER 31,
                                               2004            2003         2002         2001         2000         1999
                                          --------------   ---------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period      $         9.78    $     7.18   $    10.03   $    14.40   $    19.87   $    14.03
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.07         (0.01)       (0.05)       (0.07)       (0.08)       (0.05)
Net realized and unrealized gains
 (losses) on securities                             0.47          2.68        (2.79)       (4.30)       (3.49)        8.07
                                          --------------------------------------------------------------------------------
Total from investment operations                    0.54          2.67        (2.84)       (4.37)       (3.57)        8.02
--------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00         (0.07)       (0.01)        0.00         0.00         0.00
From net realized gains                             0.00          0.00         0.00         0.00        (1.90)       (2.18)
                                          --------------------------------------------------------------------------------
Total distributions                                 0.00         (0.07)       (0.01)        0.00        (1.90)       (2.18)
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period            $        10.32    $     9.78   $     7.18   $    10.03   $    14.40   $    19.87
                                          ================================================================================

TOTAL RETURN                                        5.52%        37.17%      (28.30%)     (30.35%)     (17.65%)      58.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $       10,191    $    9,837   $    9,321   $   16,640   $   30,040   $   35,607
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                           1.40%**       1.40%        1.40%        1.55%        1.84%        1.82%
Expenses with reimbursements
 and earnings credits                               1.40%**       1.40%        1.40%        1.52%        1.80%        1.80%
Net investment income (loss)                        1.54%**       0.80%        0.12%       (0.26%)      (0.55%)      (0.36%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              73%          144%         220%         213%         184%         205%

**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.19% (2004), 2.52% (2003), 2.13% (2002), 1.99%
     (2001), 1.95% (2000) AND 1.99% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                           2004             2003         2002        2001         2000
                                       --------------   --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.82    $     7.22   $    10.08   $    14.45   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.09          0.09         0.02        (0.00)+      (0.00)
Net realized and unrealized gains
 (losses) on securities                          0.47          2.60        (2.85)       (4.37)       (3.52)
                                       -------------------------------------------------------------------
Total from investment operations                 0.56          2.69        (2.83)       (4.37)       (3.53)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.09)       (0.03)        0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00         (0.09)       (0.03)        0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.38    $     9.82   $     7.22   $    10.08   $    14.45
                                       ===================================================================

TOTAL RETURN                                     5.70%        37.27%      (28.10%)     (30.24%)     (17.45%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $        3,340    $    3,146   $    2,470   $    6,102   $    2,716
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.15%**       1.15%        1.16%        1.28%        1.63%
Expenses with reimbursements
 and earnings credits                            1.15%**       1.15%        1.15%        1.26%        1.53%
Net investment income (loss)                     1.81%**       1.03%        0.27%       (0.04%)      (0.40%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+ NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.69% (2004), 1.95% (2003), 1.71% (2002), 1.57%
     (2001), AND 1.63% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                        SIX MONTHS
                                       ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
                                           2004             2003         2002         2001         2000
                                       --------------   --------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period   $         9.70    $     7.14   $     9.97   $    14.37   $    19.88
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.07          0.00+       (0.10)       (0.09)       (0.06)
Net realized and unrealized gains
 (losses) on securities                          0.46          2.61        (2.73)       (4.31)       (3.55)
                                       -------------------------------------------------------------------
Total from investment operations                 0.53          2.61        (2.83)       (4.40)       (3.61)
----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                       0.00         (0.05)        0.00         0.00         0.00
From net realized gains                          0.00          0.00         0.00         0.00        (1.90)
                                       -------------------------------------------------------------------
Total distributions                              0.00         (0.05)        0.00         0.00        (1.90)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $        10.23    $     9.70   $     7.14   $     9.97   $    14.37
                                       ===================================================================

TOTAL RETURN*                                    5.46%        36.58%      (28.39%)     (30.62%)     (17.85%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)       $          185    $      172   $      158   $      343   $      654
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                        1.66%**       1.65%        1.65%        1.80%        2.03%
Expenses with reimbursements
 and earnings credits                            1.65%**       1.65%        1.65%        1.77%        1.98%
Net investment income (loss)                     1.36%**       0.67%       (0.12%)      (0.53%)      (0.70%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                           73%          144%         220%         213%         184%

+ NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
*    SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**   ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.30% (2004), 2.88% (2003), 4.00% (2002), 2.86%
     (2001), AND 2.03% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally invests a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2004 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class R shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent contractual commitment. For the six months ended June 30, 2004, $128,140 was reimbursed to the Fund by Founders pursuant to this provision.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $13,588 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $4,869 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                              TRANSFER
                                                             AGENCY FEES
                                                             -----------
     Class A                                                  $  26,325
     Class B                                                  $   3,271
     Class C                                                  $     677
     Class R                                                  $   1,921
     Class T                                                  $     207

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $12,621 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and

Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION    SHAREHOLDER
                                               FEES       SERVICING FEES
                                           -----------------------------
     Class A                                      N/A       $  28,641
     Class B                                 $  8,581       $   2,860
     Class C                                 $  1,832       $     611
     Class T                                 $    231       $     231

During the six months ended June 30, 2004, DSC retained $37 and $68 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $6,155 of contingent deferred sales charges relating to redemptions of Class B shares.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

     TIME PERIOD                                         AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/03 to 8/31/04                                       $  150,000
     9/1/04 to 8/31/05                                       $  200,000
     9/1/05 to 8/31/06                                       $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $5,711. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The utilization of acquired losses may be limited under federal tax laws. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Undistributed Ordinary Income                          $      2,512
     Accumulated Capital Losses                             $ 39,617,964
     Post-October Currency Loss Deferral                    $        838
     Federal Tax Cost                                       $ 30,070,528
     Gross Tax Appreciation of Investments                  $  9,514,169
     Gross Tax Depreciation of Investments                  $   (223,666)
     Net Tax Appreciation                                   $  9,290,503

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                    JUNE 30, 2004                     DECEMBER 31, 2003
                                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A

Sold                                              84,955     $     864,744           724,401     $   5,318,119
Dividends or Distributions Reinvested                  0     $           0            15,239     $     147,964
Redeemed                                        (128,196)    $  (1,304,383)         (978,731)    $  (7,425,669)
                                           -------------------------------------------------------------------
Net Decrease                                     (43,241)    $    (439,639)         (239,091)    $  (1,959,586)
                                           ===================================================================

CLASS B

Sold                                               4,032     $      39,945            72,988     $     520,427
Dividends or Distributions Reinvested                  0     $           0               146     $       1,391
Redeemed                                         (34,170)    $    (339,198)         (137,735)    $    (972,405)
                                           -------------------------------------------------------------------
Net Decrease                                     (30,138)    $    (299,253)          (64,601)    $    (450,587)
                                           ===================================================================

CLASS C

Sold                                               4,337     $      42,826           165,203     $   1,132,327
Redeemed                                          (8,425)    $     (83,762)         (190,526)    $  (1,322,601)
                                           -------------------------------------------------------------------
Net Decrease                                      (4,088)    $     (40,936)          (25,323)    $    (190,274)
                                           ===================================================================

CLASS F

Sold                                             360,373     $   3,623,648         1,515,865     $  11,180,704
Dividends or Distributions Reinvested                  0     $           0             6,797     $      66,066
Redeemed                                        (379,134)    $  (3,869,724)       (1,814,806)    $ (13,597,081)
                                           -------------------------------------------------------------------
Net Decrease                                     (18,761)    $    (246,076)         (292,144)    $  (2,350,311)
                                           ===================================================================

CLASS R

Sold                                              23,695     $     243,158           146,346     $   1,105,834
Dividends or Distributions Reinvested                  0     $           0             2,764     $      26,981
Redeemed                                         (22,141)    $    (228,243)         (170,854)    $  (1,336,846)
                                           -------------------------------------------------------------------
Net Increase (Decrease)                            1,554     $      14,915           (21,744)    $    (204,031)
                                           ===================================================================

CLASS T

Sold                                               1,369     $      13,756            97,501     $     651,910
Dividends or Distributions Reinvested                  0     $           0                91     $         882
Redeemed                                          (1,047)    $     (10,612)         (101,973)    $    (710,698)
                                           -------------------------------------------------------------------
Net Increase (Decrease)                              322     $       3,144            (4,381)    $     (57,906)
                                           ===================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $12,676,689 and $14,693,097, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

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

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

                              For More Information


                                        DREYFUS FOUNDERS
                                        INTERNATIONAL EQUITY FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0360SA0604

        Dreyfus Founders
        Mid-Cap Growth Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                     3

Statement of Investments               10

Statement of Assets and Liabilities    14

Statement of Operations                16

Statements of Changes in Net Assets    17

Financial Highlights                   18

Notes to Financial Statements          24


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

          NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES AND DANIEL E. CROWE]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER DANIEL E. CROWE, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30, 2004?

For the six-month period ended June 30, 2004, the Dreyfus Founders Mid-Cap Growth Fund posted a competitive return(1) versus its growth benchmark, the Russell Midcap Growth Index, which returned 5.94% for the period.

WHAT ECONOMIC OR MARKET DYNAMICS SET THE INVESTING ENVIRONMENT DURING THE
PERIOD?

The market's overall performance during the first half of 2004 was driven by strong growth in corporate earnings, which were owed mainly to continued improvements in the economic environment. However, this benefit was somewhat offset during the period by multiple contractions of the overall market, due to concerns regarding the anticipated increase in the federal funds rate as well as the threat of inflation.

MR. JARES, WHAT CHANGES WERE MADE TO THE FUND AFTER YOU ASSUMED MANAGEMENT RESPONSIBILITIES?

The investment philosophy employed to manage the Fund has remained the same; we rely on a bottom-up, fundamental approach to stock picking.

   Some modest changes have been made to the Fund's portfolio, however, through the addition and liquidation of some stocks in May and June.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"AS THE ECONOMIC RECOVERY TOOK HOLD, THE EMPLOYMENT PICTURE BEGAN TO IMPROVE, WHICH IN TURN DROVE THE STRONG GROWTH OF CONSUMER-FOCUSED COMPANIES."

PERFORMANCE HIGHLIGHTS

- The market's overall performance during the first half of 2004 was driven by strong growth in corporate earnings, which were owed mainly to continued improvements in the economic environment.

- As the economic recovery took hold, the employment picture began to improve, which in turn drove the strong growth of consumer-focused companies. Due to this fact, the Fund's strong stock selection in the consumer discretionary sector was the largest contributor to the Fund's relative performance for the period.

- The Fund's underweighting in the information technology sector, coupled with strong stock selection, increased the Fund's overall relative return.

- The healthcare sector weighed heavily on relative Fund performance. Poor stock selection and an underweight position impeded the Fund's relative return.

- The financials sector encountered numerous difficult economic events during the period.

Companies that we expected to exhibit improving fundamentals and that had compelling valuations were added to the Fund. Such companies included APPLE COMPUTER, INC., BED BATH & BEYOND, INC., and THE PMI GROUP, INC.

   Conversely, positions were sold in investments where either the target price had been reached, the improvement in fundamentals appeared to be slowing, or changes in business conditions had materially impacted the stock's investment thesis. Names including Corinthian Colleges, Inc., Barr Pharmaceuticals, Inc., and Ameritrade Holding Corporation were among those sold due to such changes during the reporting period.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

As the economic recovery took hold, the employment picture began to improve, which in turn drove the strong growth of consumer-focused companies. Due to this fact, the Fund's strong stock selection in the consumer discretionary sector was the largest contributor to the Fund's relative performance for the period. For example, GETTY IMAGES, INC., a provider of stock photography, continued to leverage the electronic distribution of digital images, which drove higher profits.

ROYAL CARIBBEAN CRUISES LIMITED also positively contributed to relative Fund performance as an increase in demand for leisure travel helped boost the stock's share price.

     While information technology companies continued to post strong results overall, the valuations of these companies appeared to already adequately reflect their prospects. The Fund's underweighting in the information technology sector, coupled with strong stock selection, increased the Fund's overall relative return. ZEBRA TECHNOLOGIES CORPORATION performed well based on robust growth in its barcoding and card imaging business. ACTIVISION, INC., a publisher of interactive entertainment software products, also performed well during the period.

     The industrials sector, which benefited from the improving economy, also buoyed Fund performance during the period due to both an overweight position and strong performance by select stocks. J.B. HUNT TRANSPORT SERVICES, INC. was one such strong performer in this sector. The transportation company benefited from a tight trucking supply and a more rational competitive environment, and saw its operating margins more than double on a year-over-year basis in the first quarter of 2004. DANAHER CORPORATION and FASTENAL COMPANY both saw strong revenue and earnings growth associated with improvements in the industrials sector.

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. Getty Images, Inc. (GYI)                           4.07%
 2. iShares Russell 2000 Growth Index Fund (IWO)       4.01%
 3. Bed Bath & Beyond, Inc. (BBBY)                     2.95%
 4. Danaher Corporation (DHR)                          2.80%
 5. Maxim Integrated Products, Inc. (MXIM)             2.79%
 6. Manpower, Inc. (MAN)                               2.62%
 7. Fastenal Company (FAST)                            2.46%
 8. Zebra Technologies Corporation (ZBRA)              2.34%
 9. Amdocs Limited (DOX)                               2.31%
10. Fiserv, Inc. (FISV)                                2.24%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     Although the healthcare sector did not benefit relative Fund performance overall, some individual issues did perform well. TEVA PHARMACEUTICAL INDUSTRIES LIMITED positively contributed to Fund performance, as the company experienced an influx in demand. Numerous pharmaceutical buyers began to choose less costly but equally effective generic drugs over their branded counterparts, and Teva was able to reap some of the benefits of this shift in the industry. EON Labs, Inc., a supplier of generic pharmaceuticals, also benefited from this industry trend.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                               YEAR-TO-     1         5         10        SINCE
  CLASS (INCEPTION DATE)        DATE+      YEAR     YEARS      YEARS    INCEPTION
---------------------------------------------------------------------------------
  CLASS A SHARES (12/31/99)
   With sales charge (5.75%)    0.00%      18.79%      --        --      (10.25%)
   Without sales charge         5.97%      26.01%      --        --       (9.06%)

  CLASS B SHARES (12/31/99)
   With redemption*             1.54%      20.83%      --        --       (9.84%)
   Without redemption           5.54%      24.83%      --        --       (9.58%)

  CLASS C SHARES (12/31/99)
   With redemption**            4.33%      23.48%      --        --       (9.91%)
   Without redemption           5.33%      24.48%      --        --       (9.91%)

  CLASS F SHARES (9/8/61)       6.15%      26.25%   (3.07%)    5.39%        N/A

  CLASS R SHARES (12/31/99)     5.90%      25.67%      --        --       (8.86%)

  CLASS T SHARES (12/31/99)
   With sales charge (4.50%)    0.85%      18.94%      --        --      (10.77%)
   Without sales charge         5.60%      24.74%      --        --       (9.85%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with mid-cap investing, such as limited product lines, less liquidity, and small market share.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

WHAT MANAGEMENT DECISIONS HINDERED FUND PERFORMANCE DURING THE PERIOD?

The healthcare sector weighed heavily on relative Fund performance. Poor stock selection and an underweight position impeded the Fund's relative return. Healthcare stocks such as SELECT MEDICAL CORPORATION and Barr Pharmaceuticals, Inc. were among the worst performers during the period. A proposed rule change by the Centers for Medicare & Medicaid Services (CMS) led to a severe correction in Select Medical's share price during the period. Barr Pharmaceuticals experienced increased market competition, which in turn raised concerns regarding Barr's growth outlook.

   The Fund's performance in the consumer staples sector was greatly hampered by underexposure as well as poor stock selection.

   The financials sector encountered numerous difficult economic events during the period. The Federal Reserve Board signaled that an increase in the federal funds rate was imminent, and the anticipation of a flattening yield curve had a negative impact on regional banks. Furthermore, regional banks were trading at historically high valuations during the period, leaving few attractive investments. Lastly, a slowdown in retail investor activity led retail brokerage services companies such as Ameritrade Holding Corporation to lower their expectations for earnings. New York Community Bancorp, Inc. was adversely impacted due to poor interest rate risk management.

[CHART]

PORTFOLIO COMPOSITION

Consumer Discretionary      27.53%
Information Technology      22.49%
Healthcare                  16.85%
Industrials                 15.57%
Financials                   4.87%
Materials                    4.55%
Energy                       1.52%
Other                        5.81%
Cash & Equivalents           0.18%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Although the Fund's performance in the information technology sector had a beneficial effect on overall performance during the period, select technology holdings did underperform. Among those were Fairchild Semiconductor International, Inc., Maxtor Corporation, and QLogic Corporation. Increased order cancellations and push-outs led to a decline in Fairchild Semiconductor's share price. Maxtor underperformed as the company lowered earnings guidance due to channel inventory issues and pricing declines. In the first calendar quarter of the year, QLogic experienced an unexpected decline in host bus adapter (HBA) orders, which required the company to lower its earnings expectations.

   Other poor-performing stocks during the period included for-profit education services company, Corinthian Colleges, Inc. Corinthian suffered from a number of factors in the second half of the period. Expectations became overly optimistic, while closings of existing facilities and potential future closings became a concern. Industry concerns also surfaced based on issues at other for-profit educational services companies. Another underachieving issue was GTECH HOLDINGS CORPORATION, an operator of online lottery transaction processing systems. A Brazilian court ordered GTECH Holdings to reserve 30% of its revenues for the possibility of an adverse outcome to a current lawsuit in which the company is involved. This ruling led to concerns regarding the company's operations in Brazil, which constitute 10% of the company's revenues and earnings.


As we move forward, we will focus on our bottom-up investment process and work diligently to seek the most attractive mix of potential reward and risk.


/s/ John B. Jares                               /s/ Daniel E. Crowe

John B. Jares, CFA                              Daniel E. Crowe, CFA
Portfolio Manager                               Assistant Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--96.0%
APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
     40,075   Coach, Inc.*                                         $   1,810,981
                                                                   -------------
APPLICATION SOFTWARE--3.4%
     26,775   Autodesk, Inc.                                           1,146,238
     49,550   Cadence Design Systems, Inc.*                              724,917
     38,550   Mercury Interactive Corporation*                         1,920,947
                                                                   -------------
                                                                       3,792,102
                                                                   -------------
CASINOS & GAMING--3.3%
     17,600   GTECH Holdings Corporation                                 815,056
     29,950   International Game Technology                            1,156,070
     36,200   Station Casinos, Inc.                                    1,752,080
                                                                   -------------
                                                                       3,723,206
                                                                   -------------
COMMUNICATIONS EQUIPMENT--0.9%
     30,100   Adtran, Inc.                                             1,004,437
                                                                   -------------
COMPUTER & ELECTRONICS RETAIL--1.0%
     21,775   Best Buy Company, Inc.                                   1,104,864
                                                                   -------------
COMPUTER HARDWARE--1.7%
     60,750   Apple Computer, Inc.*                                    1,976,805
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS--0.7%
      7,725   Lexmark International, Inc.*                               745,694
                                                                   -------------
CONSTRUCTION MATERIALS--2.0%
     51,875   Lafarge North America, Inc.                              2,246,188
                                                                   -------------
CONSUMER ELECTRONICS--1.1%
     13,375   Harman International Industries, Inc.                    1,217,125
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
     65,175   Fiserv, Inc.*                                            2,534,656
                                                                   -------------
DEPARTMENT STORES--2.4%
     26,675   Kohl's Corporation*                                      1,127,819
     36,600   Nordstrom, Inc.                                          1,559,526
                                                                   -------------
                                                                       2,687,345
                                                                   -------------
DIVERSIFIED BANKS--1.0%
     19,700   TCF Financial Corporation                                1,143,585
                                                                   -------------
DIVERSIFIED COMMERCIAL SERVICES--2.9%
     11,700   Apollo Group, Inc. Class A*                              1,032,993
     79,939   ARAMARK Corporation Class B                              2,299,046
                                                                   -------------
                                                                       3,332,039
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.7%
    126,900   Symbol Technologies, Inc.                                1,870,506
                                                                   -------------
EMPLOYMENT SERVICES--2.6%
     58,300   Manpower, Inc.                                           2,959,891
                                                                   -------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--5.8%
     27,750   iShares Goldman Sachs Networking Index Fund*         $     879,120
     30,375   iShares Goldman Sachs Software Index Fund*               1,160,325
     72,475   iShares Russell 2000 Growth Index Fund                   4,534,761
                                                                   -------------
                                                                       6,574,206
                                                                   -------------
HEALTHCARE EQUIPMENT--5.9%
     37,950   Biomet, Inc.                                             1,686,498
     28,425   Boston Scientific Corporation*                           1,216,590
     47,437   DENTSPLY International, Inc.                             2,471,468
     17,125   St. Jude Medical, Inc.*                                  1,295,506
                                                                   -------------
                                                                       6,670,062
                                                                   -------------
HEALTHCARE FACILITIES--1.3%
    112,800   Select Medical Corporation                               1,513,776
                                                                   -------------
HEALTHCARE SERVICES--1.9%
     27,175   Caremark Rx, Inc.*                                         895,145
     16,200   Express Scripts, Inc.*                                   1,283,526
                                                                   -------------
                                                                       2,178,671
                                                                   -------------
HOME ENTERTAINMENT SOFTWARE--1.3%
     89,700   Activision, Inc.*                                        1,426,230
                                                                   -------------
HOME FURNISHINGS--2.8%
     71,550   Leggett & Platt, Inc.                                    1,911,101
     16,525   Mohawk Industries, Inc.*                                 1,211,778
                                                                   -------------
                                                                       3,122,879
                                                                   -------------
HOMEBUILDING--0.5%
     14,250   Toll Brothers, Inc.*                                       603,060
                                                                   -------------
INDUSTRIAL CONGLOMERATES--2.8%
     61,110   Danaher Corporation                                      3,168,554
                                                                   -------------
INDUSTRIAL GASES--1.0%
     28,325   Praxair, Inc.                                            1,130,451
                                                                   -------------
LEISURE FACILITIES--2.1%
     55,375   Royal Caribbean Cruises Limited                          2,403,829
                                                                   -------------
MANAGED HEALTHCARE--2.7%
     14,025   Anthem, Inc.*                                            1,256,079
     15,550   WellPoint Health Networks, Inc.*                         1,741,756
                                                                   -------------
                                                                       2,997,835
                                                                   -------------
METAL & GLASS CONTAINERS--1.6%
     24,575   Ball Corporation                                         1,770,629
                                                                   -------------
OFFICE ELECTRONICS--2.3%
     30,400   Zebra Technologies Corporation*                          2,644,800
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES--0.4%
      9,700   BJ Services Company*                                       444,648
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
     29,427   Apache Corporation                                       1,281,546
                                                                   -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
     28,300   Ambac Financial Group, Inc.                          $   2,078,352
                                                                   -------------
PHARMACEUTICALS--4.1%
     66,000   Andrx Corporation*                                       1,843,380
     27,625   Medicis Pharmaceutical Corporation Class A               1,103,619
     60,700   MGI Pharma, Inc.*                                        1,639,507
                                                                   -------------
                                                                       4,586,506
                                                                   -------------
PUBLISHING--5.3%
     76,625   Getty Images, Inc.*                                      4,597,500
     19,800   McClatchy Company Class A                                1,388,970
                                                                   -------------
                                                                       5,986,470
                                                                   -------------
RAILROADS--1.0%
     19,000   Union Pacific Corporation                                1,129,550
                                                                   -------------
RESTAURANTS--1.7%
     39,325   Brinker International, Inc.*                             1,341,769
     15,225   Yum! Brands, Inc.                                          566,675
                                                                   -------------
                                                                       1,908,444
                                                                   -------------
SEMICONDUCTORS--4.7%
     60,100   Maxim Integrated Products, Inc.                          3,150,442
     16,275   NVIDIA Corporation*                                        333,638
     75,275   Semtech Corporation*                                     1,771,974
                                                                   -------------
                                                                       5,256,054
                                                                   -------------
SPECIALTY STORES--5.8%
     86,825   Bed Bath & Beyond, Inc.*                                 3,338,421
     28,525   Guitar Center, Inc.*                                     1,268,507
     67,950   Staples, Inc.                                            1,991,615
                                                                   -------------
                                                                       6,598,543
                                                                   -------------
TECHNOLOGY DISTRIBUTORS--1.4%
     25,150   CDW Corporation                                          1,603,564
                                                                   -------------
THRIFTS & MORTGAGE FINANCE--2.0%
     52,725   The PMI Group, Inc.                                      2,294,592
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS--4.2%
     48,925   Fastenal Company                                         2,780,408
     35,050   W.W. Grainger, Inc.                                      2,015,375
                                                                   -------------
                                                                       4,795,783
                                                                   -------------
TRUCKING--2.0%
     58,075   J.B. Hunt Transport Services, Inc.                       2,240,534
                                                                   -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$90,635,611)                                                  108,558,992
                                                                   -------------
COMMON STOCKS (FOREIGN)--3.3%
APPLICATION SOFTWARE--2.3%
    111,400   Amdocs Limited (CI)*                                     2,610,102
                                                                   -------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
     16,800   Teva Pharmaceutical Industries Limited
              Sponsored ADR (IS)                                   $   1,130,472
                                                                   -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$3,429,596)                                                     3,740,574
                                                                   -------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.4%
AGRICULTURAL PRODUCTS--5.0%
$ 5,600,000   Archer-Daniels-Midland Company
              1.43% 7/1/04+                                        $   5,600,000
                                                                   -------------
CONSUMER ELECTRONICS--0.4%
    450,000   Sharp Electronics Corporation
              1.20% 7/1/04                                               450,000
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$6,050,000)                                           6,050,000
                                                                   -------------
TOTAL INVESTMENTS--104.7%
(TOTAL COST--$100,115,207)                                           118,349,566
                                                                   -------------
OTHER ASSETS AND LIABILITIES--(4.7%)                                  (5,344,623)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 113,004,943
                                                                   =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
   ADR - AMERICAN DEPOSITARY RECEIPT
   CI - CHANNEL ISLANDS
   IS - ISRAEL

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS

Investment securities, at cost                                    $   100,115,207
                                                                  ---------------
Investment securities, at market                                      118,349,566
Cash                                                                      319,652
Receivables:
   Investment securities sold                                           5,669,124
   Capital shares sold                                                     51,614
   Dividends                                                               26,761
   Other                                                                   18,672
                                                                  ---------------
Total Assets                                                          124,435,389
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                     10,912,691
   Capital shares redeemed                                                249,522
   Advisory fees                                                           76,277
   Shareholder servicing fees                                              22,248
   Accounting fees                                                          5,610
   Distribution fees                                                       36,264
   Transfer agency fees                                                    18,966
   Custodian fees                                                           2,737
   Other                                                                  106,131
                                                                  ---------------
Total Liabilities                                                      11,430,446
                                                                  ---------------

Net Assets                                                        $   113,004,943
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $   160,241,008
Accumulated net investment loss                                          (702,072)
Accumulated net realized loss from security transactions              (64,768,352)
Net unrealized appreciation on investments                             18,234,359
                                                                  ---------------
Total                                                             $   113,004,943
                                                                  ===============

CLASS A

Net Assets                                                           $       998,070
Shares Outstanding                                                           267,681
Net Asset Value, Redemption Price Per Share                          $          3.73
Maximum offering price per share
 (net asset value plus sales charge of 5.75% of offering price)      $          3.96

CLASS B

Net Assets                                                           $     1,650,277
Shares Outstanding                                                           456,245
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share   $          3.62

CLASS C

Net Assets                                                           $       401,606
Shares Outstanding                                                           112,695
Net Asset Value, Offering and Redemption Price
 (excluding applicable contingent deferred sales charge) Per Share   $          3.56

CLASS F

Net Assets                                                           $   109,839,612
Shares Outstanding                                                        28,926,372
Net Asset Value, Offering and Redemption Price Per Share             $          3.80

CLASS R

Net Assets                                                           $        84,592
Shares Outstanding                                                            22,446
Net Asset Value, Offering and Redemption Price Per Share             $          3.77

CLASS T

Net Assets                                                           $        30,786
Shares Outstanding                                                             8,602
Net Asset Value, Redemption Price Per Share                          $          3.58
Maximum offering price per share
 (net asset value plus sales charge of 4.50% of offering price)      $          3.75

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                           $      289,123
Interest                                                                    12,150
Foreign taxes withheld                                                      (2,043)
                                                                    --------------
Total Investment Income                                                    299,230
                                                                    --------------

EXPENSES

Advisory fees--Note 2                                                      589,194
Shareholder servicing fees--Note 2                                          92,117
Accounting fees--Note 2                                                     44,152
Distribution fees--Note 2                                                  129,708
Transfer agency fees--Note 2                                                43,427
Registration fees                                                           30,812
Postage and mailing expenses                                                 7,440
Custodian fees and expenses--Note 2                                          4,324
Printing expenses                                                           13,203
Legal and audit fees                                                         7,780
Directors' fees and expenses--Note 2                                        14,326
Other expenses                                                              12,950
                                                                    --------------
   Total Expenses                                                          989,433
   Earnings Credits                                                           (863)
   Reimbursed/Waived Expenses                                                 (750)
   Expense Offset to Broker Commissions                                     (1,682)
                                                                    --------------
   Net Expenses                                                            986,138
                                                                    --------------
Net Investment Loss                                                       (686,908)
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain on Security Transactions                              17,803,459
Net Change in Unrealized Appreciation/Depreciation of Investments       (8,693,559)
                                                                    --------------
Net Realized and Unrealized Gain                                         9,109,900
                                                                    --------------
Net Increase in Net Assets Resulting from Operations                $    8,422,992
                                                                    ==============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                 SIX MONTHS      YEAR ENDED
                                                               ENDED 6/30/04      12/31/03
OPERATIONS

Net Investment Loss                                            $    (686,908)  $  (1,356,208)
Net Realized Gain on Security Transactions                        17,803,459      20,810,975
Net Change in Unrealized Appreciation/Depreciation
 of Investments                                                   (8,693,559)     25,868,151
                                                               -------------   -------------
Net Increase in Net Assets Resulting from Operations               8,422,992      45,322,918
                                                               -------------   -------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease)--Note 4
   Class A                                                          (251,725)        542,198
   Class B                                                           (27,367)        264,005
   Class C                                                            61,660         (52,492)
   Class F                                                       (57,573,003)     24,535,977
   Class R                                                           (37,147)          9,780
   Class T                                                            (4,974)          5,472
                                                               -------------   -------------
Net Increase (Decrease) from Capital Share
 Transactions                                                    (57,832,556)     25,304,940
                                                               -------------   -------------
Net Increase (Decrease) in Net Assets                            (49,409,564)     70,627,858
                                                               -------------   -------------

NET ASSETS

Beginning of period                                            $ 162,414,507   $  91,786,649
                                                               -------------   -------------
End of period                                                  $ 113,004,943   $ 162,414,507
                                                               =============   =============

Accumulated Net Investment Loss                                $    (702,072)  $     (15,164)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                          SIX MONTHS                    YEAR ENDED
                                        ENDED JUNE 30,                 DECEMBER 31,
                                             2004         2003       2002        2001        2000
                                        --------------  ------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $  3.52      $  2.58    $  3.44     $  4.38     $  8.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 (0.02)+       0.03      (0.04)      (0.06)      (0.02)
Net realized and unrealized
 gains (losses) on securities                 0.23         0.91      (0.82)      (0.88)      (2.05)
                                           -------------------------------------------------------
Total from investment operations              0.21         0.94      (0.86)      (0.94)      (2.07)
--------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00         0.00       0.00        0.00        0.00
From net realized gains                       0.00         0.00       0.00        0.00       (2.23)
                                           -------------------------------------------------------
Total distributions                           0.00         0.00       0.00        0.00       (2.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $  3.73      $  3.52    $  2.58     $  3.44     $  4.38
                                           =======================================================

TOTAL RETURN*                                 5.97%       36.43%    (25.00%)    (21.46%)    (23.40%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $   998      $ 1,191    $   476     $   538     $   625
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     1.48%**      1.87%      2.15%       2.47%       1.29%
Expenses with reimbursements
 and earnings credits                         1.47%**      1.86%      2.15%       2.46%       1.25%
Net investment loss                          (1.06%)**    (1.38%)    (1.81%)     (1.93%)     (0.74%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       134%         160%       216%        214%        226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                          SIX MONTHS                    YEAR ENDED
                                        ENDED JUNE 30,                 DECEMBER 31,
                                             2004         2003       2002        2001        2000
                                        --------------  ------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $   3.43     $  2.54    $  3.39     $  4.32     $  8.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.03)+     (0.03)     (0.05)      (0.05)      (0.04)
Net realized and unrealized
 gains (losses) on securities                  0.22        0.92      (0.80)      (0.88)      (2.09)
                                           -------------------------------------------------------
Total from investment operations               0.19        0.89      (0.85)      (0.93)      (2.13)
--------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                     0.00        0.00       0.00        0.00        0.00
From net realized gains                        0.00        0.00       0.00        0.00       (2.23)
                                           -------------------------------------------------------
Total distributions                            0.00        0.00       0.00        0.00       (2.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $   3.62     $  3.43    $  2.54     $  3.39     $  4.32
                                           =======================================================

TOTAL RETURN*                                  5.54%      35.04%    (25.07%)    (21.53%)    (24.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $  1,650     $ 1,587    $   969     $ 1,138     $ 1,047
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                      2.26%**     2.65%      2.68%       2.59%       2.04%
Expenses with reimbursements
 and earnings credits                          2.26%**     2.64%      2.67%       2.58%       1.99%
Net investment loss                           (1.84%)**   (2.16%)    (2.33%)     (2.06%)     (1.47%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate@                        134%        160%       216%        214%        226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                          SIX MONTHS                    YEAR ENDED
                                        ENDED JUNE 30,                 DECEMBER 31,
                                             2004         2003       2002        2001        2000
                                        --------------  ------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $   3.38     $  2.50    $  3.36     $  4.32     $  8.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.03)+     (0.10)     (0.08)      (0.08)      (0.04)
Net realized and unrealized
 gains (losses) on securities                  0.21        0.98      (0.78)      (0.88)      (2.09)
                                           -------------------------------------------------------
Total from investment operations               0.18        0.88      (0.86)      (0.96)      (2.13)
--------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                     0.00        0.00       0.00        0.00        0.00
From net realized gains                        0.00        0.00       0.00        0.00       (2.23)
                                           -------------------------------------------------------
Total distributions                            0.00        0.00       0.00        0.00       (2.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $   3.56     $  3.38    $  2.50     $  3.36     $  4.32
                                           =======================================================

TOTAL RETURN*                                  5.33%      35.20%    (25.60%)    (22.22%)    (24.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $    402     $   323    $   274     $   380     $   422
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                      2.22%**     2.51%      2.99%       3.94%       2.04%
Expenses with reimbursements
 and earnings credits                          2.22%**     2.51%      2.98%       3.93%       2.00%
Net investment loss                           (1.80%)**   (2.02%)    (2.65%)     (3.41%)     (1.46%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate@                        134%        160%       216%        214%        226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.22% (2004), 2.51% (2003), 3.04% (2002), 4.25% (2001), AND
   2.04% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                           SIX MONTHS                               YEAR ENDED
                                         ENDED JUNE 30,                            DECEMBER 31,
                                              2004          2003         2002          2001         2000          1999
                                         --------------   ---------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $    3.58     $    2.62    $    3.47     $    4.36     $    8.68     $    7.44
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   (0.02)+        0.02        (0.04)        (0.05)        (0.03)        (0.08)
Net realized and unrealized
 gains (losses) on securities                   0.24          0.94        (0.81)        (0.84)        (2.06)         3.12
                                           ------------------------------------------------------------------------------
Total from investment operations                0.22          0.96        (0.85)        (0.89)        (2.09)         3.04
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                      0.00          0.00         0.00          0.00          0.00          0.00^
From net realized gains                         0.00          0.00         0.00          0.00         (2.23)        (1.80)
                                           ------------------------------------------------------------------------------
Total distributions                             0.00          0.00         0.00          0.00         (2.23)        (1.80)
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $    3.80     $    3.58    $    2.62     $    3.47     $    4.36     $    8.68
                                           ==============================================================================

TOTAL RETURN                                    6.15%        36.64%      (24.50%)      (20.41%)      (23.69%)       42.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $ 109,840     $ 159,161    $  89,970     $ 119,708     $ 166,365     $ 253,385
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       1.33%**       1.51%        1.56%         1.39%         1.39%         1.42%
Expenses with reimbursements
 and earnings credits                           1.33%**       1.50%        1.56%         1.37%         1.36%         1.40%
Net investment loss                            (0.92%)**     (1.01%)      (1.22%)       (0.84%)       (0.92%)       (0.98%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         134%          160%         216%          214%          226%          186%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^ DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1999 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS                         YEAR ENDED
                                       ENDED JUNE 30,                      DECEMBER 31,
                                            2004            2003         2002          2001          2000
                                       --------------    --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period      $   3.56       $    2.61    $    3.48     $    4.39     $    8.68
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 (0.02)+         (0.03)       (0.04)         0.01         (0.03)
Net realized and unrealized
 gains (losses) on securities                 0.23            0.98        (0.83)        (0.92)        (2.03)
                                          -----------------------------------------------------------------
Total from investment operations              0.21            0.95        (0.87)        (0.91)        (2.06)
-----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00            0.00         0.00          0.00          0.00
From net realized gains                       0.00            0.00         0.00          0.00         (2.23)
                                          -----------------------------------------------------------------
Total distributions                           0.00            0.00         0.00          0.00         (2.23)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD            $   3.77       $    3.56    $    2.61     $    3.48     $    4.39
                                          =================================================================

TOTAL RETURN                                  5.90%          36.40%      (25.00%)      (20.73%)      (23.28%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $     85       $     119    $      77     $      49     $       7
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     1.29%**         1.64%        1.97%         2.91%         1.03%
Expenses with reimbursements
 and earnings credits                         1.28%**         1.64%        1.97%         2.89%         1.00%
Net investment loss                          (0.86%)**       (1.15%)      (1.63%)       (2.40%)       (0.55%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       134%            160%         216%          214%          226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.29% (2004), 1.64% (2003), 3.49% (2002), 57.54% (2001), AND
   1.03% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                         SIX MONTHS                         YEAR ENDED
                                       ENDED JUNE 30,                      DECEMBER 31,
                                            2004            2003         2002          2001          2000
                                       --------------    --------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period      $   3.39       $    2.51    $    3.39     $    4.35     $    8.68
-----------------------------------------------------------------------------------------------------------
Income from investment operations:

Net investment loss                          (0.03)+         (0.02)       (0.06)        (0.11)        (0.02)
Net realized and unrealized
 gains (losses) on securities                 0.22            0.90        (0.82)        (0.85)        (2.08)
                                          -----------------------------------------------------------------
Total from investment operations              0.19            0.88        (0.88)        (0.96)        (2.10)
-----------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                    0.00            0.00         0.00          0.00          0.00
From net realized gains                       0.00            0.00         0.00          0.00         (2.23)
                                          -----------------------------------------------------------------
Total distributions                           0.00            0.00         0.00          0.00         (2.23)
-----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period            $   3.58       $    3.39    $    2.51     $    3.39     $    4.35
                                          =================================================================

TOTAL RETURN*                                 5.60%          35.06%      (25.96%)      (22.07%)      (23.80%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $     31       $      34    $      20     $      20     $      29
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                     2.09%**         2.76%        3.64%         3.13%         1.55%
Expenses with reimbursements
 and earnings credits                         2.08%**         2.76%        3.63%         3.11%         1.50%
Net investment loss                          (1.66%)**       (2.27%)      (3.29%)       (2.57%)       (0.98%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                       134%            160%         216%          214%          226%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.09% (2004), 2.76% (2003), 10.30% (2002), 28.91% (2001), AND
   1.55% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions of Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $87,990 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $22,412 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid during the six months ended June 30, 2004 were as follows:

                                                               TRANSFER
                                                              AGENCY FEES
         ----------------------------------------------------------------
         Class A                                                $ 1,337
         Class B                                                $ 2,060
         Class C                                                $   426
         Class R                                                $   171
         Class T                                                $    87

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $121,957 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                N/A           $ 1,517
         Class B                            $ 6,212           $ 2,071
         Class C                            $ 1,501           $   501
         Class T                            $    38           $    38

During the six months ended June 30, 2004, DSC retained $5,644 in sales commissions from the sales of Class A shares. DSC also retained $1,558 and $838 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                  $ 150,000
         9/1/04 to 8/31/05                                  $ 200,000
         9/1/05 to 8/31/06                                  $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $750. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                          $  82,241,465
         Federal Tax Cost                                    $ 100,313,274
         Gross Tax Appreciation of Investments               $  19,066,516
         Gross Tax Depreciation of Investments               $  (1,030,224)
         Net Tax Appreciation                                $  18,036,292

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS ENDED                   YEAR ENDED
                                              JUNE 30, 2004                DECEMBER 31, 2003
                                         SHARES          AMOUNT          SHARES            AMOUNT
CLASS A

Sold                                       91,492    $     337,671          244,735    $     828,175
Redeemed                                 (162,225)   $    (589,396)         (90,696)   $    (285,977)
                                      --------------------------------------------------------------
Net Increase (Decrease)                   (70,733)   $    (251,725)         154,039    $     542,198
                                      ==============================================================

CLASS B

Sold                                       41,090    $     143,799          145,154    $     449,120
Redeemed                                  (48,071)   $    (171,166)         (63,928)   $    (185,115)
                                      --------------------------------------------------------------
Net Increase (Decrease)                    (6,981)   $     (27,367)          81,226    $     264,005
                                      ==============================================================

CLASS C

Sold                                       88,164    $     305,843           56,880    $     169,451
Redeemed                                  (71,138)   $    (244,183)         (70,756)   $    (221,943)
                                      --------------------------------------------------------------
Net Increase (Decrease)                    17,026    $      61,660          (13,876)   $     (52,492)
                                      ==============================================================

CLASS F

Sold                                    1,386,668    $   5,180,416       19,131,927    $  50,872,801
Redeemed                              (16,916,943)   $ (62,753,419)      (8,999,875)   $ (26,336,824)
                                      --------------------------------------------------------------
Net Increase (Decrease)               (15,530,275)   $ (57,573,003)      10,132,052    $  24,535,977
                                      ==============================================================

CLASS R

Sold                                       17,309    $      65,833           15,172    $      45,615
Redeemed                                  (28,339)   $    (102,980)         (11,397)   $     (35,835)
                                      --------------------------------------------------------------
Net Increase (Decrease)                   (11,030)   $     (37,147)           3,775    $       9,780
                                      ==============================================================

CLASS T

Sold                                            0    $           0            2,448    $       6,710
Redeemed                                   (1,436)   $      (4,974)            (403)   $      (1,238)
                                      --------------------------------------------------------------
Net Increase (Decrease)                    (1,436)   $      (4,974)           2,045    $       5,472
                                      ==============================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $82,479,808 and $137,408,384, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                              For More Information


                                        DREYFUS FOUNDERS
                                        MID-CAP GROWTH FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0291SA0604

        Dreyfus Founders
        Passport Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                                     3

Statement of Investments                                               10

Statement of Assets and Liabilities                                    18

Statement of Operations                                                20

Statements of Changes in Net Assets                                    21

Financial Highlights                                                   22

Notes to Financial Statements                                          28


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF TRACY STOUFFER]

A DISCUSSION WITH PORTFOLIO MANAGER TRACY STOUFFER, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

During the first half of the year, Dreyfus Founders Passport Fund underperformed in large part due to several unforeseen geopolitical events across Asia, which created an enormous amount of volatility in the markets. The Fund underperformed its international small-cap benchmark, the Morgan Stanley Capital International
(MSCI) World ex U.S. Small Cap Index, which returned 11.83% for the period.
The Fund also underperformed the large-cap MSCI World ex U.S. Index, which returned 4.34% for the six-month timeframe.

PLEASE DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PERIOD.

The first half of 2004 proved to be tenuous for the global investing environment, resulting in very lackluster performances from the markets. Numerous factors led to investor apprehension and a narrow trading range in global markets. Perhaps one of the larger global concerns during the period was rising oil prices, which approached $42 a barrel, providing a heavy weight on the world economy. This hike in crude oil costs was attributable to a combination of increased world demand, terrorist events in both Iraq and Saudi Arabia, lack of refining capacity, as well as speculative plays on the commodity. Global investors also worried that supply disruptions due to terrorism could spike prices even higher.

The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index measures global performance of small capitalization securities outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

[SIDENOTE]

"A POSITIVE INVESTMENT SURPRISE DURING THE PERIOD WAS EVIDENCED IN JAPAN, AS THE COUNTRY CONTINUED ITS ECONOMIC REBOUND, GROWING AT AN EVEN FASTER RATE THAN THE UNITED STATES IN THE FIRST HALF OF THE YEAR."

PERFORMANCE HIGHLIGHTS

- Numerous factors led to investor apprehension and a narrow trading range in global markets.
- Among the top performers in the financials sector were Japanese real estate firms that benefited from the reflation in this industry.
- The two countries weighing heaviest on Fund performance were Thailand and India. Although 2003 had been a good year for both of these markets, the first half of 2004 proved to be quite different.
- Although the Fund held little in China, where the government is orchestrating an economic slowdown due to overheating, the Fund's exposure to this country hampered relative performance.

   The slowing of the Chinese growth engine also played into the hesitant investing environment during the year's first half. Data showed that China's attempt to slow its economy has been working. Chinese Premier Wen Jiabao attempted to decrease China's official growth rate from its 9.1% mark last year to 7% in 2004 through such tactics as ordering banks to curb lending in nine key sectors and raising the amount of cash that banks must set aside as reserve. While most non-Chinese economists estimate China's growth to be higher than the official 7%, a slowdown was still present.

   To date, India has been one of the largest investment surprises of the year. The government that fostered the outsourcing phenomenon, encouraged market reforms, and was at least partly responsible for the rapid growth rates in India, lost to the left-leaning Congress Party in an early May election. The election outcome was completely unexpected, and as a result, record foreign fund selling was experienced, toppling the Indian markets.

   A positive investment surprise during the period was evidenced in Japan, as the country continued its economic rebound, growing at an even faster rate than the United States in the first half of the year. Japan's Tanken survey of Japanese business sentiment reached a 13-year high, the unemployment rate continued to fall, earnings continued to surprise to the upside, retail sales began reviving for the first time, and Japanese exporters continued benefiting from China's expansion. Even Japan's deflation is forecasted to start easing next year.

   The United States also added to the investing uncertainty. The country's election year continued to show both candidates running a close race. The widely expected federal funds rate hike of a quarter percent by the Federal Reserve was implemented at the June 30 meeting. Also, employment growth in the United States began lagging economists' expectations.

DID YOUR INVESTMENT APPROACH LEAD TO ANY CHANGES IN PORTFOLIO COMPOSITION DURING THE REPORTING PERIOD?

The election results in India were a huge surprise to the investment community, both in India and abroad. A large number of investors sold off their holdings, deciding that, in spite of continued strong economic growth in the country, the uncertainties tied to a government that was likely to take a more socialist approach may hurt investor sentiment. The Fund, too, sold out of many of its Indian holdings, preferring to wait until the newly elected Indian government announced its policies and budget.

WHAT MANAGEMENT DECISIONS BENEFITED FUND PERFORMANCE DURING THE PERIOD?

The Fund outperformed its benchmark in Japan due to strong stock selection, with several of the best performers listed on the Tokyo Stock Exchange Mothers Index. The Mothers Index, which was started in 2000 and is comprised of high growth and emerging stocks, rose by nearly 103% in the first half of the year based on the continued good economic and corporate earnings news from Japan.

   Valued attractively at the time of inclusion in the Fund, several Belgian stocks appreciated, helping boost relative Fund performance for the period.

   Although the Fund's holdings in Australia did not perform as well as expected, the Fund's underexposure to this country counteracted its poor stock selection, benefiting relative performance.

The Tokyo Stock Exchange Mothers Index is a market capitalization-weighted index based on all stocks listed on Mothers and is calculated with the same methodology used for calculation of TOPIX (Tokyo Stock Price Index).

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

   1.  Marlborough Stirling PLC (United Kingdom; MAS)                   1.42%
   2.  Ryohin Keikaku Company Limited (Japan; 7453)                     1.27%
   3.  Cairn Energy PLC (United Kingdom; CNE)                           1.27%
   4.  Germanos SA (Greece; GERM)                                       1.26%
   5.  Urbi, Desarrollos Urbanos SA de CV (Mexico; URBI)                1.26%
   6.  Natura Cosmeticos SA (Brazil; NATU)                              1.21%
   7.  Ichitaka Company Limited (Japan; 2774)                           1.21%
   8.  CTS Eventim AG (Germany; EVD)                                    1.16%
   9.  De Vere Group PLC (United Kingdom; DVR)                          1.10%
   10. Hamakyorex Company Limited (Japan; 9037)                         1.10%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE
DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   An underweight position in Italy also buoyed relative Fund performance during the period, as did a strong selection of German stocks.

   When examining sectors, strong stock selection in the financials sector was the largest contributor to Fund performance during the period. Among the top performers in the financials sector were Japanese real estate firms that benefited from the reflation in this industry. Secured Capital Japan Company, Limited showed strong growth throughout the period as well as a high market share in its industry. AREALINK COMPANY LIMITED was valued attractively during the period and produced very strong growth due to its "value-up" theme that provides new uses for unused real estate assets. IDU COMPANY, which provides an internet-based

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                   YEAR-TO-       1       5     10       SINCE
  CLASS (Inception Date)            DATE+       YEAR    YEARS  YEARS   INCEPTION
  ------------------------------------------------------------------------------
  CLASS A SHARES (12/31/99)
   With sales charge (5.75%)          (3.24%)   38.05%     --     --       (8.09%)
   Without sales charge                2.67%    46.49%     --     --       (6.88%)

  CLASS B SHARES (12/31/99)
   With redemption*                   (1.75%)   41.36%     --     --       (7.97%)
   Without redemption                  2.25%    45.36%     --     --       (7.60%)

  CLASS C SHARES (12/31/99)
   With redemption**                   1.33%    44.45%     --     --       (7.63%)
   Without redemption                  2.33%    45.45%     --     --       (7.63%)

  CLASS F SHARES (11/16/93)            2.67%    46.64%   4.47%  8.52%       7.67%

  CLASS R SHARES (12/31/99)            2.89%    47.21%     --     --       (7.46%)

  CLASS T SHARES (12/31/99)
   With sales charge (4.50%)          (2.16%)   39.42%     --     --       (8.64%)
   Without sales charge                2.48%    45.95%     --     --       (7.70%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments such as limited product lines, less liquidity, and small market share. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+ Total return is not annualized.

clearing mechanism for distressed real estate, also exhibited strong earnings during the period. Yasuragi Company Limited benefited from Japan's asset reflation trend as well.

   Internet-based companies also proved beneficial to the Fund during the period. Global Media Online, Inc. reaped the benefits of very strong internet earnings throughout Japan. ICHITAKA COMPANY LIMITED, which formerly had most of its business in petroleum-based products, has been expanding its e-billing software business and has profited greatly from this new emphasis, producing strong sales returns.

   CAIRN ENERGY PLC also positively contributed to relative Fund performance due mainly to new oil discoveries in India.

WHAT MANAGEMENT DECISIONS HINDERED FUND PERFORMANCE DURING THE PERIOD?

The two countries weighing heaviest on Fund performance were Thailand and India. Although 2003 had been a good year for both of these markets, the first half of 2004 proved to be quite different. As it appeared that interest rates would start rising around the world, investors became more risk-averse, pulling funds out of emerging markets overall, taking gains even though fundamentals did not drastically change. India was additionally hampered by the surprise election outcome. Rediff.com India Limited ADR was one such Fund holding that fell in the decline of the Indian markets after May's surprise election.

[CHART]

PORTFOLIO COMPOSITION

   Japan                                    35.66%
   United Kingdom                           13.18%
   Canada                                    4.83%
   Germany                                   3.75%
   France                                    3.66%
   Greece                                    3.25%
   Italy                                     3.20%
   Switzerland                               2.61%
   Other Countries                          26.40%
   Cash & Equivalents                        3.46%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Although the Fund held little in China, where the government is orchestrating an economic slowdown due to overheating, the Fund's exposure to this country hampered relative performance. One Chinese security in particular, telecommunications services company YANGTZE TELECOM CORPORATION, was detrimental to relative performance. Yangtze proved too small to gain critical mass as competition intensified in China. Cytos Biotechnology AG also proved to be an underperforming security as the issuance of new shares placed downward pressure on the stock price.

   South Korea and Malaysia, countries in which the MSCI World ex U.S. Small Cap Index does not invest, suffered during the period as well, reducing the Fund's overall relative return.

   The Fund experienced negative relative performance in most sectors, but the consumer discretionary, industrials and materials sectors had the largest negative impact during the period through poor stock selection. Monstermob Group PLC, a United Kingdom-based company supplying various mobile phone content, was the Fund's worst performer in the consumer discretionary sector. Materials issue Yamana Gold, Inc. also underperformed due to weakness in the gold price during the holding period.

   The telecommunications services sector also hindered performance due to poor stock selection, such as the aforementioned Yangtze Telecom Corporation.

   Other underperforming issues included Bio-Treat Technology Limited and PT Limas Stokhomindo Tbk, an Indonesian company that provides financial and news information services. Limas' stock price dropped after additional company shares were placed in the market.

As 2004 continues, we remain committed to our fundamental-based investment strategy to seek international small-cap companies with strong growth potential.

/s/ Tracy P. Stouffer

Tracy Stouffer, CFA
Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--95.0%
ADVERTISING--1.2%
    360,850    Aegis Group PLC (UK)                                  $    587,340
     76,650    Trader Classifed Media NV Class A (NE)*                    867,314
                                                                     ------------
                                                                        1,454,654
                                                                     ------------
AIRLINES--0.5%
        521    Skymark Airlines Company Limited (JA)*                     606,397
                                                                     ------------
AIRPORT SERVICES--0.8%
     88,000    Japan Airport Terminal Company Limited (JA)                935,527
                                                                     ------------
APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
    164,000    Descente Limited (JA)                                      655,309
     61,100    Marimekko Oyj (FI)                                         834,838
     14,800    Sanei-International Company Limited (JA)                   686,322
     20,000    Wolford AG (AT)*                                           672,831
                                                                     ------------
                                                                        2,849,300
                                                                     ------------
APPLICATION SOFTWARE--3.0%
     17,600    Artwork Systems Group NV (BE)*                             211,997
    100,000    Gresham Computing PLC (UK)*                                625,680
     24,850    MandrakeSoft (FR)*                                         185,944
  1,486,675    Marlborough Stirling PLC (UK)                            1,732,297
    335,650    Telelogic AB (SW)*                                         579,245
     26,600    Yaskawa Information Systems Corporation (JA)               299,849
                                                                     ------------
                                                                        3,635,012
                                                                     ------------
AUTO PARTS & EQUIPMENT--2.4%
  1,069,600    Aapico Hitech Public Company Limited Foreign Shares
               (TH)                                                       784,836
     50,500    Finnveden AB (SW)*                                         447,481
     44,000    Nifco, Inc. (JA)                                           696,806
    118,000    Toyo Radiator Company Limited (JA)                         592,622
    375,800    Westport Innovations, Inc. (CA)*                           459,660
                                                                     ------------
                                                                        2,981,405
                                                                     ------------
AUTOMOBILE MANUFACTURERS--0.9%
    114,300    Mahindra & Mahindra Limited (IN)                         1,098,747
                                                                     ------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

   AU  Australia
   AT  Austria
   BD  Bermuda
   BE  Belgium
   BR  Brazil
   CA  Canada
   CI  Channel Islands
   CN  China
   CY  Cyprus
   DE  Denmark
   FI  Finland
   FR  France
   GE  Germany
   GR  Greece
   HK  Hong Kong
   ID  Indonesia
   IE  Ireland
   IN  India
   IT  Italy
   JA  Japan
   MA  Malaysia
   MX  Mexico
   NE  Netherlands
   NW  Norway
   PT  Portugal
   RS  Russia
   SG  Singapore
   SL  Solvak Republic
   SP  Spain
   SW  Sweden
   SZ  Switzerland
   TH  Thailand
   UK  United Kingdom

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
     40,000    Biocon Limited 144A (IN)+                             $    435,889
                                                                     ------------
BROADCASTING & CABLE TV--0.2%
     13,025    Central European Media Enterprises Limited Class A
               (SL)*                                                      295,928
                                                                     ------------
BUILDING PRODUCTS--1.3%
    300,000    Nitto Boseki Company Limited (JA)                          651,606
     98,400    Pfleiderer AG Registered Shares (GE)*                      915,878
                                                                     ------------
                                                                        1,567,484
                                                                     ------------
COMMODITY CHEMICALS--0.2%
     10,700    Nihon Micro Coating Company Limited (JA)                   234,367
                                                                     ------------
COMMUNICATIONS EQUIPMENT--3.1%
     68,000    GN Store Nord AS (DE)*                                     601,051
    387,325    Mitec Telecom, Inc. (CA)*                                  727,968
    174,127    Mobilezone Holding AG (SZ)*                                582,555
     51,625    Option International NV (BE)*                            1,309,626
    127,000    Tamura Taiko Holdings, Inc. (JA)*                          616,872
                                                                     ------------
                                                                        3,838,072
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--1.8%
     53,480    Germanos SA (GR)                                         1,544,732
    425,900    JB Hi-Fi Limited (AU)                                      682,389
                                                                     ------------
                                                                        2,227,121
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS--0.4%
     10,000    Roland DG Corporation (JA)                                 486,643
                                                                     ------------
CONSTRUCTION & ENGINEERING--1.5%
    187,000    Chiyoda Corporation (JA)                                 1,328,186
    123,430    Lamda Development SA (GR)                                  528,621
                                                                     ------------
                                                                        1,856,807
                                                                     ------------
CONSTRUCTION MATERIALS--1.2%
     45,600    Advan Company Limited (JA)                                 603,041
    118,400    Socotherm SPA (IT)                                         864,339
                                                                     ------------
                                                                        1,467,380
                                                                     ------------
CONSUMER FINANCE--2.2%
    134,300    Lopro Corporation (JA)                                     916,955
     15,000    Sanyo Shinpan Finance Company Limited (JA)                 856,436
    116,800    Shinki Company Limited (JA)                                952,683
                                                                     ------------
                                                                        2,726,074
                                                                     ------------
DEPARTMENT STORES--0.8%
    517,500    Lifestyle International Holdings Limited (HK)*             633,622
     61,000    Matsuzakaya Company Limited (JA)                           289,584
                                                                     ------------
                                                                          923,206
                                                                     ------------
DIVERSIFIED BANKS--0.4%
    175,310    Bank of Cyprus Limited (CY)*                               507,650
                                                                     ------------
DIVERSIFIED CHEMICALS--0.5%
     71,000    Nissan Chemical Industries Limited (JA)                    570,655
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--3.2%
         41    MOC Corporation (JA)                                  $    290,831
         41    MOC Corporation New Shares (JA)*^#                         276,289
    416,400    PHS Group PLC (UK)                                         619,238
        250    Quin Land Company Limited (JA)                             888,970
    664,000    Raffles Lasalle Limited (SG)                               424,035
     25,125    Techem AG (GE)*                                            645,015
     28,800    Watabe Wedding Corporation (JA)                            739,037
                                                                     ------------
                                                                        3,883,415
                                                                     ------------
DIVERSIFIED METALS & MINING--2.0%
    195,000    Excel Coal Limited (AU)*                                   359,979
 16,000,000    PT Bumi Resources Tbk (ID)                                 978,463
     36,600    Sumitomo Titanium Corporation (JA)                       1,160,574
                                                                     ------------
                                                                        2,499,016
                                                                     ------------
DRUG RETAIL--0.8%
     17,500    Sundrug Company Limited (JA)                               986,345
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
    239,000    GS Yuasa Corporation (JA)                                  584,823
                                                                     ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.8%
    250,750    Cardpoint PLC (UK)*                                        586,629
    173,942    CSR PLC (UK)*                                            1,274,439
     15,325    Funkwerk AG (GE)                                           570,749
     50,300    Ingenico SA (FR)                                           919,219
     85,025    Leitch Technology Corporation (CA)*                        594,820
      1,500    SAIA-Burgess Electronics AG (SZ)                           718,620
                                                                     ------------
                                                                        4,664,476
                                                                     ------------
EMPLOYMENT SERVICES--0.5%
    251,800    Proffice AB (SW)                                           628,414
                                                                     ------------
ENVIRONMENTAL SERVICES--1.4%
     24,225    BWT AG (AT)                                                632,226
        200    Citron Holding AG Centre International de Traitements
               et de Recyclage des Ordures Novices (SZ)*                   59,885
      8,225    Zenon Environmental, Inc. (CA)*                            141,091
     50,000    Zenon Environmental, Inc. 144A (CA)*+                      857,697
                                                                     ------------
                                                                        1,690,899
                                                                     ------------
FOOD DISTRIBUTORS--0.8%
  8,566,000    Heng Tai Consumables Group Limited (HK)                    999,392
                                                                     ------------
FOOD RETAIL--1.5%
     82,900    Jeronimo Martins SGPS SA (PT)*                             927,948
     15,339    Jeronimo Martins SGPS SA Provisional Certificates
               (PT)*^#                                                    171,698
     15,000    Ozeki Company Limited (JA)                                 783,577
                                                                     ------------
                                                                        1,883,223
                                                                     ------------
GAS UTILITIES--0.5%
    370,000    AMGA SPA Azienda Mediterranea Gas e Acqua (IT)             578,927
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--1.3%
     30,000    Ryohin Keikaku Company Limited (JA)                   $  1,547,908
                                                                     ------------
HEALTHCARE FACILITIES--0.9%
  1,500,000    Bangkok Dusit Medical Services Public Company
               Foreign Shares (TH)                                        392,565
     67,600    Capio AB (SW)*                                             655,091
                                                                     ------------
                                                                        1,047,656
                                                                     ------------
HEALTHCARE SERVICES--1.6%
     44,000    Falco Biosystems Limited (JA)                              588,737
     73,050    iSOFT Group PLC (UK)                                       573,643
        244    Japan Longlife Company Limited (JA)                        825,148
                                                                     ------------
                                                                        1,987,528
                                                                     ------------
HIGHWAYS & RAILTRACKS--1.0%
    110,975    Societa Iniziative Autostradali e Servizi SPA (IT)       1,250,308
                                                                     ------------
HOME IMPROVEMENT RETAIL--1.0%
     45,500    Komeri Company Limited (JA)                              1,217,614
                                                                     ------------
HOMEBUILDING--0.1%
     10,000    Desarrolladora Homex SA de CV ADR (MX)*                    173,100
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--3.1%
    168,960    De Vere Group PLC (UK)                                   1,348,248
     19,800    H.I.S. Company Limited (JA)                                602,447
    102,530    Hyatt Regency Hotels and Tourism SA (GR)                 1,052,869
    120,925    Millennium & Copthorne Hotels PLC (UK)                     745,638
                                                                     ------------
                                                                        3,749,202
                                                                     ------------
HOUSEHOLD APPLIANCES--0.5%
    107,010    Fourlis SA (GR)                                            624,952
                                                                     ------------
INDUSTRIAL MACHINERY--5.3%
     27,350    Andritz AG (AT)                                          1,340,047
    302,700    Charter PLC (UK)*                                          916,774
     20,250    Domino Printing Sciences PLC (UK)                           87,240
     46,000    Ihara Science Corporation (JA)                             425,789
    150,000    Kitz Corporation (JA)                                      662,604
     83,000    Nissei ASB Machine Company Limited (JA)                    395,546
    290,725    Pursuit Dynamics PLC (UK)*                                 652,470
     17,100    Shima Seiki Manufacturing Limited (JA)                     581,414
      3,500    SIG Holding AG (SZ)                                        632,985
     69,400    Suzumo Machinery Company Limited (JA)                      750,511
                                                                     ------------
                                                                        6,445,380
                                                                     ------------
INTEGRATED OIL & GAS--0.5%
     24,100    PetroKazakhstan, Inc. (CA)                                 651,210
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.7%
     22,219    Golden Telecom, Inc. (RS)                                  625,243
 13,447,900    Jasmine International Public Company
               Limited Foreign Shares (TH)*                               276,293
        175    Mitsui & Associates Telepark Corporation (JA)              527,654
    450,000    Pipex Communications PLC (UK)*                              80,794
     41,100    Rostelecom Sponsored ADR (RS)                              531,012
                                                                     ------------
                                                                        2,040,996
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
INTERNET RETAIL--0.7%
        210    BB Net Corporation (JA)*                              $    894,927
                                                                     ------------
INTERNET SOFTWARE & SERVICES--0.6%
    298,950    Certicom Corporation (CA)*                                 758,077
                                                                     ------------
IT CONSULTING & OTHER SERVICES--0.3%
         25    VeriServe Corporation (JA)*                                375,750
                                                                     ------------
LEISURE PRODUCTS--0.5%
      2,425    Kompan AS (DE)                                             365,181
     24,875    MIFA Mitteldeutsche Fahrradwerke AG (GE)*                  273,295
                                                                     ------------
                                                                          638,476
                                                                     ------------
MARINE--1.0%
    322,000    Jinhui Holdings Limited (HK)*                              594,477
    704,100    Precious Shipping Public Company
               Limited Foreign Shares (TH)                                598,446
                                                                     ------------
                                                                        1,192,923
                                                                     ------------
METAL & GLASS CONTAINERS--0.6%
      1,375    Vetropack Holding AG (SZ)                                  702,651
                                                                     ------------
MOVIES & ENTERTAINMENT--1.7%
     84,128    CTS Eventim AG (GE)*                                     1,422,776
     18,800    Tohokushinsha Film Corporation (JA)                        601,311
                                                                     ------------
                                                                        2,024,087
                                                                     ------------
OFFICE ELECTRONICS--0.4%
      8,650    Neopost SA (FR)                                            511,275
                                                                     ------------
OFFICE SERVICES & SUPPLIES--0.5%
     75,000    Okamura Corporation (JA)                                   611,740
                                                                     ------------
OIL & GAS DRILLING--1.1%
  2,410,000    China Oilfield Services Limited (CN)                       687,486
  2,160,000    Crest Petroleum Berhad (MA)                                619,579
                                                                     ------------
                                                                        1,307,065
                                                                     ------------
OIL & GAS EQUIPMENT & SERVICES--1.9%
     14,950    Compagnie Generale de Geophysique SA (FR)*                 913,116
  1,698,000    Scomi Group Berhad (MA)                                    576,426
      8,100    Vallourec SA (FR)                                          794,823
                                                                     ------------
                                                                        2,284,365
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION--3.5%
     60,525    Cairn Energy PLC (UK)*                                   1,547,701
 18,450,000    Emerald Energy PLC (UK)*                                   451,714
    122,925    Fairborne Energy Limited (CA)*                             939,723
     35,125    First Calgary Petroleums Limited (CA)*                     292,097
    300,000    Hardman Resources Limited (AU)*                            401,254
     47,675    Lundin Petroleum AB (SW)*                                  253,153
     30,000    Opti Canada, Inc. 144A (CA)*+                              419,526
                                                                     ------------
                                                                        4,305,168
                                                                     ------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION--1.7%
    127,000    Ichitaka Company Limited (JA)                            1,478,165
  9,460,000    Titan Petrochemicals Group Limited (HK)*                   630,683
                                                                     ------------
                                                                        2,108,848
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--2.8%
        800    A. Hiestand Holding AG (SZ)*                          $    456,723
    346,900    Gruma SA de CV Class B (MX)                                571,499
     80,750    Koninklijke Wessanen NV (NE)                             1,161,291
     63,000    Nippon Flour Mills Company Limited (JA)                    308,317
    204,000    Nisshin Oillio Group Limited (JA)                          927,315
                                                                     ------------
                                                                        3,425,145
                                                                     ------------
PERSONAL PRODUCTS--2.1%
      5,800    Ales Groupe (FR)                                           273,805
     92,000    Natura Cosmeticos SA (BR)*                               1,479,070
     50,000    Pigeon Corporation (JA)                                    833,066
                                                                     ------------
                                                                        2,585,941
                                                                     ------------
PHARMACEUTICALS--2.0%
     35,000    Hisamitsu Pharmaceuticals Company, Inc. (JA)               647,940
     42,800    Orion-Yhtyma Oyj B Shares (FI)                           1,098,771
     15,000    Sawai Pharmaceutical Company Limited (JA)                  632,360
                                                                     ------------
                                                                        2,379,071
                                                                     ------------
PUBLISHING--1.0%
    149,500    Incisive Media PLC (UK)                                    363,312
      5,225    SPIR Communication (FR)                                    830,253
                                                                     ------------
                                                                        1,193,565
                                                                     ------------
RAILROADS--0.3%
    150,000    Nankai Electric Railway Company Limited (JA)               389,039
                                                                     ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.7%
     15,000    Aeon Mall Company Limited (JA)                             892,178
        275    Arealink Company Limited (JA)                              965,266
  5,291,400    Asian Property Development Public Company
               Limited Foreign Shares (TH)                                559,101
    335,000    Expomedia Group PLC (UK)*                                  990,297
         31    Idu Company (JA)*                                          115,062
        279    Idu Company New Shares (JA)*                               715,942
    406,300    Immsi SPA (IT)                                             739,042
         50    RISA Partners, Inc. (JA)*                                  279,522
        150    RISA Partners, Inc. New Shares (JA)*                       679,100
     25,000    Urban Corporation (JA)                                     767,539
    477,550    Urbi, Desarrollos Urbanos SA de CV (MX)*                 1,536,210
                                                                     ------------
                                                                        8,239,259
                                                                     ------------
REGIONAL BANKS--0.4%
     74,775    Banco di Desio e della Brianza SPA (IT)                    434,876
                                                                     ------------
RESTAURANTS--1.6%
    201,100    Alsea SA de CV (MX)                                        313,865
     11,800    Karula Company Limited (JA)                                592,622
    107,875    TelePizza SA (SP)                                          212,626
         45    Y's Table Corporation (JA)*                                298,996
         90    Y's Table Corporation New Shares (JA)*^#                   568,093
                                                                     ------------
                                                                        1,986,202
                                                                     ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.4%
    100,000    Daicel Chemical Industries Limited (JA)               $    525,134
                                                                     ------------
SPECIALTY STORES--1.0%
      9,850    Hellenic Duty Free Shops SA (GR)                           187,676
      1,100    Nafco Company Limited (JA)                                  32,159
         92    Village Vanguard Company Limited (JA)*                     961,188
                                                                     ------------
                                                                        1,181,023
                                                                     ------------
STEEL--0.7%
    198,000    Godo Steel Limited (JA)                                    909,114
                                                                     ------------
TIRES & RUBBER--1.0%
      8,100    Nokian Renkaat Oyj (FI)                                    789,107
    373,400    Sri Trang Agro-Industry Public Company
               Limited Foreign Shares (TH)                                367,601
                                                                     ------------
                                                                        1,156,708
                                                                     ------------
TRUCKING--1.1%
     37,600    Hamakyorex Company Limited (JA)                          1,340,457
                                                                     ------------
WATER UTILITIES--2.3%
    109,675    AWG PLC (UK)                                             1,165,570
 36,412,100    AWG PLC Redeemable Shares (UK)*                             66,036
    358,900    Northumbrian Water Group PLC (UK)                          885,209
     45,425    Pennon Group PLC (UK)                                      652,871
                                                                     ------------
                                                                        2,769,686
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$107,956,097)                                                   116,063,674
                                                                     ------------
PREFERRED STOCKS (FOREIGN)--0.6%
INDUSTRIAL MACHINERY--0.6%
      6,950    Krones AG (GE)                                             711,997
                                                                     ------------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$670,659)                                                          711,997
                                                                     ------------

UNITS                                                                MARKET VALUE
---------------------------------------------------------------------------------
FOREIGN RIGHTS AND WARRANTS--0.0%
INDUSTRIAL CONGLOMERATES--0.0%
    204,677    Media Prima Berhad ICULS (MA)                         $     41,474
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
    600,000    Yangtze Telecom Corporation Warrants (CN)*^#                     0
                                                                     ------------
TOTAL FOREIGN RIGHTS AND WARRANTS
(COST--$53,933)                                                            41,474
                                                                     ------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.8%
AGRICULTURAL PRODUCTS--4.8%
$ 5,900,000    Archer-Daniels-Midland Company
               1.43% 7/1/04+                                        $   5,900,000
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$5,900,000)                                            5,900,000
                                                                    -------------
TOTAL INVESTMENTS--100.4%
(TOTAL COST--$114,580,689)                                            122,717,145
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(0.4%)                                     (460,301)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 122,256,844
                                                                    =============


NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
+ SECURITY WAS ACQUIRED PURSUANT TO RULE 144A OR SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
#  FAIR VALUED SECURITY.
   ADR - AMERICAN DEPOSITARY RECEIPT
   ICULS - IRREDEEMABLE CONVERTIBLE UNSECURED LOAN STOCK
^  SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES:

                                          ACQUISITION  ACQUISITION                  VALUE AS %
                                              DATE         COST        VALUE      OF NET ASSETS
                                          -----------  -----------  -----------   -------------
   JERONIMO MARTINS SGPS
      SA PROVISIONAL CERTIFICATES (PT)        6/25/04  $   163,682  $   171,698       0.14%
   MOC CORPORATION
      NEW SHARES (JA)                         6/25/04      254,591      276,289       0.23%
   Y'S TABLE CORPORATION
      NEW SHARES (JA)                         5/26/04      662,391      568,093       0.46%
   YANGTZE TELECOM
      CORPORATION WARRANTS (CN)                3/8/04            0            0       0.00%
                                                       -----------  -----------   -------------
                                                       $ 1,080,664  $ 1,016,080       0.83%

THE FUND MAY HAVE REGISTRATION RIGHTS FOR CERTAIN RESTRICTED SECURITIES, WHICH MAY REQUIRE THAT REGISTRATION COSTS BE BORNE BY THE FUND.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at cost                                    $   114,580,689
                                                                  ---------------
Investment securities, at market                                      122,717,145
Cash                                                                      344,478
Foreign currency (cost $102,049)                                           98,823
Receivables:
   Investment securities sold                                           3,760,262
   Capital shares sold                                                  1,441,728
   Dividends                                                              109,623
   Other                                                                  126,583
                                                                  ---------------
Total Assets                                                          128,598,642
                                                                  ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                      5,656,637
   Capital shares redeemed                                                105,682
   Advisory fees                                                           96,225
   Shareholder servicing fees                                              28,406
   Accounting fees                                                          9,622
   Distribution fees                                                       28,296
   Transfer agency fees                                                    57,134
   Custodian fees                                                          74,758
   India and Thailand taxes                                                94,542
   To transfer agent                                                          227
   Other                                                                  190,269
                                                                  ---------------
Total Liabilities                                                       6,341,798
                                                                  ---------------

Net Assets                                                        $   122,256,844
                                                                  ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                           $   268,253,337
Accumulated net investment loss                                         (578,543)
Accumulated net realized loss from security transactions
 (net of foreign taxes paid on Thailand investments of $137,086)    (153,458,442)
Net unrealized appreciation on investments
 and foreign currency translation                                       8,040,492
                                                                  ---------------
Total                                                             $   122,256,844
                                                                  ===============

CLASS A
Net Assets                                                        $    22,749,407
Shares Outstanding                                                      1,555,638
Net Asset Value, Redemption Price Per Share                       $         14.62
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         15.51

CLASS B
Net Assets                                                        $    17,556,907
Shares Outstanding                                                      1,245,031
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         14.10

CLASS C
Net Assets                                                        $    10,678,028
Shares Outstanding                                                        758,397
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         14.08

CLASS F
Net Assets                                                        $    70,571,417
Shares Outstanding                                                      4,826,149
Net Asset Value, Offering and Redemption Price Per Share          $         14.62

CLASS R
Net Assets                                                        $       230,532
Shares Outstanding                                                         16,211
Net Asset Value, Offering and Redemption Price Per Share          $         14.22

CLASS T
Net Assets                                                        $       470,553
Shares Outstanding                                                         33,522
Net Asset Value, Redemption Price Per Share                       $         14.04
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         14.70

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $       873,788
Interest                                                                   34,181
Foreign taxes withheld                                                    (82,424)
                                                                  ---------------
Total Investment Income                                                   825,545
                                                                  ---------------
EXPENSES
Advisory fees--Note 2                                                     662,197
Shareholder servicing fees--Note 2                                        107,163
Accounting fees--Note 2                                                    66,220
Distribution fees--Note 2                                                 204,557
Transfer agency fees--Note 2                                               85,661
Registration fees                                                          35,300
Postage and mailing expenses                                                6,308
Custodian fees and expenses--Note 2                                       244,350
Printing expenses                                                          12,844
Legal and audit fees                                                        9,353
Directors' fees and expenses--Note 2                                       11,112
Other expenses                                                             14,488
                                                                  ---------------
   Total Expenses                                                       1,459,553
   Earnings Credits                                                        (2,013)
   Reimbursed/Waived Expenses                                             (59,789)
   Expense Offset to Broker Commissions                                    (3,700)
                                                                  ---------------
   Net Expenses                                                         1,394,051
                                                                  ---------------
Net Investment Loss                                                      (568,506)
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net Realized Gain (Loss) on:
 Security Transactions (net of foreign taxes paid
   on Thailand investments of $137,086)                                 6,633,096
 Foreign Currency Transactions                                          (173,176)
                                                                  ---------------
Net Realized Gain                                                       6,459,920
Net Change in Unrealized Appreciation/Depreciation of Investments
 and Foreign Currency Translation                                     (3,578,735)
                                                                  ---------------
Net Realized and Unrealized Gain                                        2,881,185
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $     2,312,679
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                   6/30/04           12/31/03
OPERATIONS
Net Investment Loss                                            $      (568,506)   $      (713,841)
Net Realized Gain on Security and
 Foreign Currency Transactions                                       6,459,920         40,877,636
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                    (3,578,735)        14,435,879
                                                               ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                 2,312,679         54,599,674
                                                               ---------------    ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                          (4,425,790)         8,132,869
   Class B                                                          (1,066,042)        (2,705,719)
   Class C                                                             (50,539)         1,905,536
   Class F                                                         (10,044,172)        (4,988,538)
   Class R                                                              83,260             23,012
   Class T                                                             (65,017)           (77,846)
                                                               ---------------    ---------------
Net Increase (Decrease) from
 Capital Share Transactions                                        (15,568,300)         2,289,314
                                                               ---------------    ---------------
Net Increase (Decrease) in Net Assets                              (13,255,621)        56,888,988
                                                               ---------------    ---------------

NET ASSETS
Beginning of period                                            $   135,512,465    $    78,623,477
                                                               ---------------    ---------------
End of period                                                  $   122,256,844    $   135,512,465
                                                               ===============    ===============
Accumulated Net Investment Loss                                $      (578,543)   $       (10,037)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                               2004             2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        14.24     $   8.14   $   9.68    $  14.18    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (0.05)+       0.10      (0.16)      (0.14)      (0.13)
Net realized and unrealized gains
 (losses) on securities                              0.43         6.00      (1.38)      (4.36)      (6.65)
                                           --------------------------------------------------------------
Total from investment operations                     0.38         6.10      (1.54)      (4.50)      (6.78)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.62     $  14.24   $   8.14    $   9.68    $  14.18
                                           ==============================================================

TOTAL RETURN*                                        2.67%       74.94%    (15.91%)    (31.74%)    (29.61%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       22,749     $ 27,252   $  9,422    $ 14,033    $ 36,353
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            1.93%**      2.45%      2.24%       1.88%       1.61%
Expenses with reimbursements
 and earnings credits                                1.93%**      2.45%      2.24%       1.87%       1.59%
Net investment loss                                 (0.69%)**    (0.83%)    (0.80%)     (0.26%)     (0.80%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2004), 2.54% (2003), 2.27% (2002),
   1.88% (2001), AND 1.61% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                               2004             2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.79     $   7.95   $   9.54    $  14.08    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.10)+      (0.31)     (0.29)      (0.18)      (0.23)
Net realized and unrealized gains
 (losses) on securities                              0.41         6.15      (1.30)      (4.36)      (6.65)
                                           --------------------------------------------------------------
Total from investment operations                     0.31         5.84      (1.59)      (4.54)      (6.88)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.10     $  13.79   $   7.95    $   9.54    $  14.08
                                           ==============================================================

TOTAL RETURN*                                        2.25%       73.46%    (16.67%)    (32.24%)    (30.05%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       17,557     $ 18,198   $ 12,810    $ 19,661    $ 35,000
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            2.75%**      3.30%      3.09%       2.66%       2.38%
Expenses with reimbursements
 and earnings credits                                2.74%**      3.29%      3.09%       2.64%       2.35%
Net investment loss                                 (1.48%)**    (1.44%)    (1.64%)     (1.06%)     (1.50%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.84% (2004), 3.38% (2003), 3.12% (2002),
   2.66% (2001), AND 2.38% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                                2004            2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.76     $   7.93   $   9.52    $  14.06    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.10)+      (0.01)     (0.35)      (0.22)      (0.21)
Net realized and unrealized gains
 (losses) on securities                              0.42         5.84      (1.24)      (4.32)      (6.69)
                                           --------------------------------------------------------------
Total from investment operations                     0.32         5.83      (1.59)      (4.54)      (6.90)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.08     $  13.76   $   7.93    $   9.52    $  14.06
                                           ==============================================================

TOTAL RETURN*                                        2.33%       73.52%    (16.70%)    (32.29%)    (30.13%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       10,678     $ 10,639   $  5,268    $  8,928    $ 17,925
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            2.70%**      3.25%      3.06%       2.67%       2.38%
Expenses with reimbursements
 and earnings credits                                2.70%**      3.25%      3.05%       2.65%       2.35%
Net investment loss                                 (1.43%)**    (1.43%)    (1.58%)     (1.08%)     (1.50%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.79% (2004), 3.34% (2003), 3.08% (2002),
   2.67% (2001), AND 2.38% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                             SIX MONTHS                            YEAR ENDED
                                           ENDED JUNE 30,                          DECEMBER 31,
                                                2004            2003       2002        2001        2000        1999
                                           --------------     --------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of
 period                                    $        14.24     $   8.13   $   9.67    $  14.17   $   22.93    $   14.93
----------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment loss                                 (0.05)+      (0.14)     (0.23)      (0.22)      (0.19)       (0.11)
Net realized and unrealized gains
 (losses) on securities                              0.43         6.25      (1.31)      (4.28)      (6.60)       12.94
                                           ---------------------------------------------------------------------------
Total from investment operations                     0.38         6.11      (1.54)      (4.50)      (6.79)       12.83
----------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00         0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)       (4.83)
                                           ---------------------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)       (4.83)
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.62     $  14.24   $   8.13    $   9.67   $   14.17    $   22.93
                                           ===========================================================================

TOTAL RETURN                                         2.67%       75.15%    (15.93%)    (31.76%)    (29.65%)      87.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $       70,571     $ 78,759   $ 50,742    $ 78,574   $ 182,036    $ 261,437
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            1.93%**      2.31%      2.18%       1.92%       1.61%        1.64%
Expenses with reimbursements
 and earnings credits                                1.93%**      2.31%      2.18%       1.90%       1.59%        1.63%
Net investment loss                                 (0.69%)**    (0.45%)    (0.74%)     (0.30%)     (0.88%)      (0.91%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%         330%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2004), 2.40% (2003), 2.21% (2002),
   1.92% (2001), 1.61% (2000), AND 1.64% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                                2004            2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.82     $   7.87   $   9.56    $  14.22    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (0.02)+       0.54      (0.81)      (0.17)      (0.09)
Net realized and unrealized gains
 (losses) on securities                              0.42         5.41      (0.88)      (4.49)      (6.65)
                                           --------------------------------------------------------------
Total from investment operations                     0.40         5.95      (1.69)      (4.66)      (6.74)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.22     $  13.82   $   7.87    $   9.56    $  14.22
                                           ==============================================================

TOTAL RETURN                                         2.89%       75.60%    (17.68%)    (32.77%)    (29.44%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $          231     $    142   $     37    $     76    $    241
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            1.61%**      2.08%      3.94%       1.86%       1.33%
Expenses with reimbursements
 and earnings credits                                1.60%**      2.07%      3.91%       1.84%       1.31%
Net investment loss                                 (0.32%)**    (0.32%)    (2.20%)     (0.08%)     (0.55%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.71% (2004), 2.17% (2003), 4.65% (2002),
   2.78% (2001), AND 1.33% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                             SIX MONTHS                      YEAR ENDED
                                           ENDED JUNE 30,                    DECEMBER 31,
                                                2004            2003       2002        2001        2000
                                           --------------     -------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period       $        13.70     $   7.87   $   9.50    $  14.14    $  22.93
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.08)+      (0.24)     (0.45)      (0.22)      (0.16)
Net realized and unrealized gains
 (losses) on securities                              0.42         6.07      (1.18)      (4.42)      (6.66)
                                           --------------------------------------------------------------
Total from investment operations                     0.34         5.83      (1.63)      (4.64)      (6.82)
---------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           0.00         0.00       0.00        0.00        0.00
From net realized gains                              0.00         0.00       0.00        0.00       (1.97)
                                           --------------------------------------------------------------
Total distributions                                  0.00         0.00       0.00        0.00       (1.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value, end of period             $        14.04     $  13.70   $   7.87    $   9.50    $  14.14
                                           ==============================================================

TOTAL RETURN*                                        2.48%       74.08%    (17.16%)    (32.82%)    (29.79%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $          471     $    522   $    345    $    538    $    869
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                            2.33%**      3.07%      4.03%       3.16%       1.87%
Expenses with reimbursements
 and earnings credits                                2.33%**      3.07%      4.03%       3.14%       1.84%
Net investment loss                                 (1.06%)**    (1.06%)    (2.69%)     (1.60%)     (1.00%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                              690%         707%       495%        704%        535%

+  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*  SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
** ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.42% (2004), 3.16% (2003), 4.05% (2002),
   3.16% (2001), AND 1.87% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2004 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $36,354 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $18,176 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid during the six months ended June 30, 2004 were as follows:

                                                              TRANSFER
                                                            AGENCY FEES
         --------------------------------------------------------------
         Class A                                              $ 19,869
         Class B                                              $ 19,193
         Class C                                              $  9,176
         Class R                                              $     95
         Class T                                              $    766

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $94,462 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                            DISTRIBUTION      SHAREHOLDER
                                                FEES        SERVICING FEES
         -----------------------------------------------------------------
         Class A                                   N/A         $ 33,681
         Class B                              $ 68,363         $ 22,788
         Class C                              $ 41,089         $ 13,697
         Class T                              $    643         $    643

During the six months ended June 30, 2004, DSC retained $2,630 and $103 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $29,781 and $10,519 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                 AMOUNT OF WAIVER
         ---------------------------------------------------------------
         9/1/03 to 8/31/04                                  $ 150,000
         9/1/04 to 8/31/05                                  $ 200,000
         9/1/05 to 8/31/06                                  $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $59,789. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company.

Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the six months ended June 30, 2004, Founders reimbursed the Fund for a pricing error, the amount of which was not material to the Fund.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                          $ 159,719,747
         Post-October Capital Loss Deferral                  $     116,722
         Post-October Currency Loss Deferral                 $       8,045
         Federal Tax Cost                                    $ 114,664,124
         Gross Tax Appreciation of Investments               $  10,146,910
         Gross Tax Depreciation of Investments               $  (2,093,889)
         Net Tax Appreciation                                $   8,053,021

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                     JUNE 30, 2004                    DECEMBER 31, 2003
                                               SHARES            AMOUNT            SHARES            AMOUNT
CLASS A
---------------------------------------------------------------------------------------------------------------
Sold                                              603,770    $    9,126,833         3,502,478    $   36,560,507
Redeemed                                         (962,000)   $  (13,552,623)       (2,746,760)   $  (28,427,638)
                                           --------------------------------------------------------------------
Net Increase (Decrease)                          (358,230)   $   (4,425,790)          755,718    $    8,132,869
                                           ====================================================================
CLASS B
---------------------------------------------------------------------------------------------------------------
Sold                                               29,828    $      434,989            58,678    $      685,415
Redeemed                                         (104,665)   $   (1,501,031)         (350,900)   $   (3,391,134)
                                           --------------------------------------------------------------------
Net Decrease                                      (74,837)   $   (1,066,042)         (292,222)   $   (2,705,719)
                                           ====================================================================
CLASS C
---------------------------------------------------------------------------------------------------------------
Sold                                              139,251    $    2,065,747         1,047,656    $    9,859,862
Redeemed                                         (153,858)   $   (2,116,286)         (938,988)   $   (7,954,326)
                                           --------------------------------------------------------------------
Net Increase (Decrease)                           (14,607)   $      (50,539)          108,668    $    1,905,536
                                           ====================================================================
CLASS F
---------------------------------------------------------------------------------------------------------------
Sold                                              589,372    $    8,834,063         3,504,087    $   34,110,158
Redeemed                                       (1,295,600)   $  (18,878,235)       (4,216,077)   $  (39,098,696)
                                           --------------------------------------------------------------------
Net Decrease                                     (706,228)   $  (10,044,172)         (711,990)   $   (4,988,538)
                                           ====================================================================
CLASS R
---------------------------------------------------------------------------------------------------------------
Sold                                               18,997    $      271,977            88,378    $      927,946
Redeemed                                          (13,092)   $     (188,717)          (82,802)   $     (904,934)
                                           --------------------------------------------------------------------
Net Increase                                        5,905    $       83,260             5,576    $       23,012
                                           ====================================================================
CLASS T
---------------------------------------------------------------------------------------------------------------
Sold                                                1,666    $       23,555           154,521    $    1,219,197
Redeemed                                           (6,243)   $      (88,572)         (160,244)   $   (1,297,043)
                                           --------------------------------------------------------------------
Net Decrease                                       (4,577)   $      (65,017)           (5,723)   $      (77,846)
                                           ====================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $425,429,432 and $443,108,439, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                              For More Information


                                        DREYFUS FOUNDERS
                                        PASSPORT FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0281SA0604

        Dreyfus Founders
        Worldwide
        Growth Fund




        SEMIANNUAL REPORT     June 30, 2004



[GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) DREYFUS LOGO
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                               3

Statement of Investments                         10

Statement of Assets and Liabilities              18

Statement of Operations                          20

Statements of Changes in Net Assets              21

Financial Highlights                             22

Notes to Financial Statements                    28


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2004. The amounts of these holdings are included in the Statement of Investments.


         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]

[PHOTO OF DANIEL B. LEVAN]

[PHOTO OF JEFFREY R. SULLIVAN]

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, SECOND FROM LEFT; JEFFREY R. SULLIVAN, CFA, THIRD FROM LEFT; AND JOHN B. JARES, CFA, RIGHT

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30, 2004?

Dreyfus Founders Worldwide Growth Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a 3.52% return for the first six months of 2004.

DESCRIBE THE MARKET FACTORS DURING THE PERIOD.

The global markets opened 2004 in a positive position as the Japanese economic recovery grew beyond expectations, China continued its trend of significant growth, and the U.S. expansion continued. However, as the first half of the year ended, the equity markets were bogged down with numerous concerns. The perception of a strong growth environment began to erode as concerns of higher global inflation, higher oil prices and rising interest rates impacted the global markets. Although Japan continued its recovery, Chinese governmental policies began to slow China's growth, and investors in the United States were worried that the domestic economy was not as strong as was once predicted.

[SIDENOTE]

"THE ENERGY SECTOR EXHIBITED STRONG PERFORMANCE FOR THE FUND, PRIMARILY ATTRIBUTABLE TO THE INCREASE IN ENERGY PRICES AS WELL AS STRONG PERFORMANCE OF SELECT INDIVIDUAL ISSUES."

PERFORMANCE HIGHLIGHTS

- The global markets opened 2004 in a positive position as the Japanese economic recovery grew beyond expectations, China continued its trend of significant growth, and the U.S. expansion continued.

- The Fund benefited from good growth opportunities in the consumer staples and energy sectors, traditionally defensive sectors.

- An overweight relative position coupled with strong stock selection in the consumer discretionary sector boosted the Fund's relative return for the period.

- Although the United States had many top performers on an individual basis, this country was the most detrimental to relative Fund performance during the first half of 2004.

- A heavy relative overweighting and poor stock selection in the information technology sector combined to provide the largest hit to Fund performance on a sector basis.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

From a country standpoint, the Fund's overweight position and strong stock selection in Germany created a positive impact to relative Fund performance. Japan also benefited Fund performance as the country continued its economic rebound. This was evidenced during the period by business sentiment reaching a 13-year high, the unemployment rate falling and positive earnings being reported. Canada, Spain and Finland also aided Fund performance primarily through strong stock selection.

   Stock selection in various sectors aided Fund performance during the first half of 2004 as the Fund benefited from good growth opportunities in the consumer staples and energy sectors, traditionally defensive sectors. Several stocks in the consumer staples sector showed favorable performance during the period. U.S. holdings ESTEE LAUDER COMPANIES, INC. and GILLETTE COMPANY both performed well because of excellent revenue and earnings growth.

   The energy sector also exhibited strong performance for the Fund, primarily attributable to the increase in energy prices during the first six months of 2004, as well as strong performance of select individual issues. U.K.-based Cairn

Energy PLC added significant value to the Fund as the company discovered two major oil reserves in the Rajasthan region of India during the first half of the period, which significantly increased the company's production profile.

   An overweight position coupled with strong stock selection in the consumer discretionary sector boosted the Fund's relative return for the period. ROYAL CARIBBEAN CRUISES LIMITED and NORDSTROM, INC. were among the top performers for the Fund in this sector.

   Although the Fund's performance in the information technology sector was a hindrance, select holdings from this sector did buoy Fund performance. APPLE COMPUTER, INC. and ACCENTURE LIMITED, a management consulting, technology services and outsourcing company, were among the Fund's top information technology performers during the period.

   SUMITOMO MITSUI FINANCIAL GROUP, INC., a Japanese financial services firm, was also a notable contributor to the Fund's return.

WHAT MANAGEMENT DECISIONS NEGATIVELY IMPACTED FUND PERFORMANCE DURING THE
PERIOD?

Although the United States had many top performers on an individual basis, this country was the most detrimental to relative Fund performance during the first half of 2004, as concerns weighed heavily on the domestic economy.

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. General Electric Company (GE)                           2.54%

 2. Cisco Systems, Inc. (CSCO)                              2.34%

 3. Kohl's Corporation (KSS)                                1.94%

 4. Gillette Company (G)                                    1.94%

 5. Walt Disney Company (DIS)                               1.80%

 6. SAP AG Sponsored ADR (SAP)                              1.79%

 7. American International Group, Inc. (AIG)                1.65%

 8. Royal Caribbean Cruises Limited (RCL)                   1.63%

 9. Maxim Integrated Products, Inc. (MXIM)                  1.62%

 10. International Business Machines Corporation (IBM)      1.60%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/94 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/04

                                  YEAR-TO-        1           5       10       SINCE
   CLASS (INCEPTION DATE)          DATE+         YEAR       YEARS    YEARS   INCEPTION
   -----------------------------------------------------------------------------------
   CLASS A SHARES (12/31/99)
     With sales charge (5.75%)    (3.15%)       17.72%        --       --    (12.59%)
     Without sales charge          2.72%        24.89%        --       --    (11.43%)

   CLASS B SHARES (12/31/99)
     With redemption*             (1.55%)       20.07%        --       --    (12.38%)
     Without redemption            2.45%        24.07%        --       --    (12.06%)

   CLASS C SHARES (12/31/99)
     With redemption**             1.31%        22.85%        --       --    (12.46%)
     Without redemption            2.31%        23.85%        --       --    (12.46%)

   CLASS F SHARES (12/29/89)       2.72%        24.95%     (3.94%)   4.21%     7.02%

   CLASS R SHARES (12/31/99)       2.93%        25.42%        --       --    (11.00%)

   CLASS T SHARES (12/31/99)
     With sales charge (4.50%)    (2.05%)       19.16%        --       --    (13.46%)
     Without sales charge          2.61%        24.83%        --       --    (12.57%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+Total return is not annualized.

Ongoing geopolitical uncertainty, the expectation of a hike in the federal funds rate, high oil prices and apprehension that the economy was not growing as fast as expected provided a difficult trading environment for the equity markets.

   Hong Kong, Switzerland, Belgium and Italy were four additional markets that detracted from relative Fund performance due to both poor stock selection and underweight positions in these countries.

   The largest underachiever on a sector basis for the Fund was information technology. A heavy relative overweighting and poor stock selection combined to provide the largest hit to Fund performance. Holdings such as INTEL CORPORATION and Oracle Corporation hampered Fund performance during the half due to drops in each respective company's share price.

   The materials and industrials sectors also hindered relative Fund performance, mainly owing to poor stock selection. Materials holding Newmont Mining Corporation proved to be one of the worst performers during the period. UNION PACIFIC CORPORATION, an industrials holding, also underperformed.

[CHART]

PORTFOLIO COMPOSITION

United States                50.44%
Japan                         9.78%
United Kingdom                9.31%
Germany                       5.20%
France                        4.15%
Canada                        3.17%
Netherlands                   2.83%
Switzerland                   2.73%
Other Countries              11.21%
Cash & Equivalents            1.18%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Other underperforming issues came from various sectors. Lower-end retailer KOHL'S CORPORATION experienced lackluster sales and earnings trends. Biotechnology holding AMGEN, INC. also weighed heavily as market competition and potential effects of healthcare reform in the company's key markets moved the stock's price lower. Telecommunications services holding VODAFONE GROUP PLC experienced a tough first half of the year as the company spent money on its profitless Japanese subsidiary.


As always, our investment process remains the same. We rely on our bottom-up research process to seek companies we believe are capable of posting strong future revenue and earnings growth at attractive valuations.


/s/ Remi J. Browne                              /s/ Daniel B. LeVan, CFA

Remi J. Browne, CFA                             Daniel B. LeVan, CFA
Co-Portfolio Manager                            Co-Portfolio Manager


/s/ Jeffrey R. Sullivan                         /s/ John B. Jares

Jeffrey R. Sullivan, CFA                        John B. Jares, CFA
Co-Portfolio Manager                            Co-Portfolio Manager

STATEMENT OF INVESTMENTS
June 30, 2004 (UNAUDITED)

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--50.5%
AIRLINES--1.1%
     55,200    Southwest Airlines Company                                      $    925,697
                                                                               ------------
ALUMINUM--1.0%
     27,150    Alcoa, Inc.                                                          896,765
                                                                               ------------
APPLICATION SOFTWARE--0.7%
     14,900    Autodesk, Inc.                                                       637,869
                                                                               ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
     29,125    Janus Capital Group, Inc.                                            480,271
                                                                               ------------
BIOTECHNOLOGY--0.7%
      6,250    Amgen, Inc.*                                                         341,063
      4,125    Biogen Idec, Inc.*                                                   260,906
                                                                               ------------
                                                                                    601,969
                                                                               ------------
BROADCASTING & CABLE TV--1.6%
     37,875    Comcast Corporation Special Class A*                               1,045,729
     13,600    Cox Communications, Inc. Class A*                                    377,944
                                                                               ------------
                                                                                  1,423,673
                                                                               ------------
COMMUNICATIONS EQUIPMENT--4.6%
     28,850    Avaya, Inc.*                                                         455,542
     85,925    Cisco Systems, Inc.*                                               2,036,423
     44,100    Motorola, Inc.                                                       804,825
     19,525    Scientific-Atlanta, Inc.                                             673,613
                                                                               ------------
                                                                                  3,970,403
                                                                               ------------
COMPUTER & ELECTRONICS RETAIL--0.5%
      8,062    Best Buy Company, Inc.                                               409,066
                                                                               ------------
COMPUTER HARDWARE--3.2%
     42,550    Apple Computer, Inc.*                                              1,384,577
     15,800    International Business Machines Corporation                        1,392,770
                                                                               ------------
                                                                                  2,777,347
                                                                               ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
     24,850    EMC Corporation*                                                     283,290
                                                                               ------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS

The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

   AU  Australia
   AT  Austria
   BD  Bermuda
   BE  Belgium
   BR  Brazil
   CA  Canada
   CI  Channel Islands
   CN  China
   CY  Cyprus
   DE  Denmark
   FI  Finland
   FR  France
   GE  Germany
   GR  Greece
   HK  Hong Kong
   ID  Indonesia
   IE  Ireland
   IN  India
   IT  Italy
   JA  Japan
   MA  Malaysia
   MX  Mexico
   NE  Netherlands
   NW  Norway
   PT  Portugal
   RS  Russia
   SG  Singapore
   SL  Solvak Republic
   SP  Spain
   SW  Sweden
   SZ  Switzerland
   TH  Thailand
   UK  United Kingdom

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
     21,250    MBNA Corporation                                                $    548,038
                                                                               ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
     19,575    Automatic Data Processing, Inc.                                      819,801
                                                                               ------------
DEPARTMENT STORES--2.9%
     39,950    Kohl's Corporation*                                                1,689,086
     19,675    Nordstrom, Inc.                                                      838,352
                                                                               ------------
                                                                                  2,527,438
                                                                               ------------
DIVERSIFIED BANKS--1.2%
     20,800    Bank One Corporation                                               1,060,800
                                                                               ------------
EMPLOYMENT SERVICES--1.1%
     10,075    Manpower, Inc.                                                       511,508
     16,025    Monster Worldwide, Inc.*                                             412,163
                                                                               ------------
                                                                                    923,671
                                                                               ------------
FOOD RETAIL--0.8%
     39,525    Kroger Company*                                                      719,355
                                                                               ------------
HEALTHCARE EQUIPMENT--1.3%
     26,025    Boston Scientific Corporation*                                     1,113,870
                                                                               ------------
HOME ENTERTAINMENT SOFTWARE--0.9%
     14,700    Electronic Arts*                                                     801,885
                                                                               ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
     11,925    Carnival Corporation                                                 560,475
                                                                               ------------
INDUSTRIAL CONGLOMERATES--2.5%
     68,000    General Electric Company                                           2,203,200
                                                                               ------------
INVESTMENT BANKING & BROKERAGE--1.0%
      8,850    Goldman Sachs Group, Inc.                                            833,316
                                                                               ------------
LEISURE FACILITIES--1.6%
     32,700    Royal Caribbean Cruises Limited                                    1,419,507
                                                                               ------------
LIFE & HEALTH INSURANCE--0.8%
     16,225    AFLAC, Inc.                                                          662,142
                                                                               ------------
MOVIES & ENTERTAINMENT--1.8%
     61,225    Walt Disney Company                                                1,560,625
                                                                               ------------
MULTI-LINE INSURANCE--1.7%
     20,100    American International Group, Inc.                                 1,432,728
                                                                               ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
      9,008    Citigroup, Inc.                                                      418,872
                                                                               ------------
PERSONAL PRODUCTS--3.1%
     20,800    Estee Lauder Companies, Inc. Class A                               1,014,624
     39,800    Gillette Company                                                   1,687,520
                                                                               ------------
                                                                                  2,702,144
                                                                               ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.9%
     27,775    Abbott Laboratories                                             $  1,132,109
      8,475    Johnson & Johnson                                                    472,058
     27,612    Pfizer, Inc.                                                         946,539
                                                                               ------------
                                                                                  2,550,706
                                                                               ------------
PROPERTY & CASUALTY INSURANCE--0.8%
     14,350    Allstate Corporation                                                 667,993
                                                                               ------------
RAILROADS--1.0%
     14,625    Union Pacific Corporation                                            869,456
                                                                               ------------
SEMICONDUCTORS--4.7%
     33,325    Intel Corporation                                                    919,770
     34,300    Linear Technology Corporation                                      1,353,821
     26,875    Maxim Integrated Products, Inc.                                    1,408,788
     17,925    Texas Instruments, Inc.                                              433,427
                                                                               ------------
                                                                                  4,115,806
                                                                               ------------
SOFT DRINKS--0.6%
      9,550    Coca-Cola Company                                                    482,084
                                                                               ------------
SPECIALTY STORES--0.2%
      5,275    Weight Watchers International, Inc.*                                 206,464
                                                                               ------------
SYSTEMS SOFTWARE--2.1%
     13,450    Adobe Systems, Inc.                                                  625,425
     26,950    Microsoft Corporation                                                769,692
     15,475    VERITAS Software Corporation*                                        428,658
                                                                               ------------
                                                                                  1,823,775
                                                                               ------------
THRIFTS & MORTGAGE FINANCE--0.5%
     10,000    The PMI Group, Inc.                                                  435,200
                                                                               ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$38,480,785)                                                              43,865,701
                                                                               ------------

COMMON STOCKS (FOREIGN)--48.5%
AEROSPACE & DEFENSE--0.4%
     23,400    Gamesa Corporacion Tecnologica SA (SP)                               344,779
                                                                               ------------
APPLICATION SOFTWARE--2.7%
     10,400    Amdocs Limited (CI)*                                                 243,672
      3,020    SAP AG (GE)                                                          503,395
     37,225    SAP AG Sponsored ADR (GE)                                          1,556,377
                                                                               ------------
                                                                                  2,303,444
                                                                               ------------
AUTO PARTS & EQUIPMENT--0.4%
      8,400    Canadian Tire Corporation Limited Class A (CA)                       306,354
                                                                               ------------
AUTOMOBILE MANUFACTURERS--1.6%
     32,400    Nissan Motor Company Limited (JA)                                    360,181
      4,900    Renault SA (FR)                                                      373,208
     15,100    Toyota Motor Corporation (JA)                                        611,667
                                                                               ------------
                                                                                  1,345,056
                                                                               ------------

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
        470    Serono SA (SZ)                                                  $    296,095
                                                                               ------------
BREWERS--1.0%
     34,700    Asahi Breweries Limited (JA)                                         382,570
     27,000    Fraser & Neave Limited (SG)                                          219,448
     23,000    SABMiller PLC (UK)                                                   297,615
                                                                               ------------
                                                                                    899,633
                                                                               ------------
BROADCASTING & CABLE TV--0.5%
     18,800    Mediaset SPA (IT)                                                    214,328
     23,900    Publishing & Broadcasting Limited (AU)                               213,943
                                                                               ------------
                                                                                    428,271
                                                                               ------------
COMMUNICATIONS EQUIPMENT--1.0%
     16,000    Nokia Oyj (FI)                                                       230,880
      2,386    Sagem SA (FR)                                                        266,208
    140,700    Telefonaktiebolaget LM Ericsson (SW)                                 414,648
                                                                               ------------
                                                                                    911,736
                                                                               ------------
COMPUTER STORAGE & PERIPHERALS--0.7%
     20,200    ATI Technologies, Inc. (CA)*                                         379,051
      5,300    Logitech International SA (SZ)*                                      241,217
                                                                               ------------
                                                                                    620,268
                                                                               ------------
CONSTRUCTION MATERIALS--0.6%
    171,700    Aggregate Industries PLC (UK)                                        255,339
     50,500    Boral Limited (AU)                                                   227,259
                                                                               ------------
                                                                                    482,598
                                                                               ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
      7,000    Volvo AB Class B (SW)                                                243,462
                                                                               ------------
CONSUMER ELECTRONICS--1.8%
     25,000    Casio Computer Company Limited (JA)                                  378,500
     10,000    Citizen Electronics Company Limited (JA)                             568,208
     10,300    Koninklijke (Royal) Philips Electronics NV (NE)                      277,332
     21,000    Sharp Corporation (JA)                                               335,453
                                                                               ------------
                                                                                  1,559,493
                                                                               ------------
CONSUMER FINANCE--0.3%
      4,000    Sanyo Shinpan Finance Company Limited (JA)                           228,383
                                                                               ------------
DIVERSIFIED BANKS--6.6%
     10,700    ABN AMRO Holding NV (NE)                                             234,075
     36,880    Alpha Bank AE (GR)                                                   937,818
     42,400    Anglo Irish Bank Corporation PLC (IE)                                662,903
    101,971    Barclays PLC (UK)                                                    868,714
     10,589    BNP Paribas SA (FR)                                                  651,264
     27,600    HBOS PLC (UK)                                                        341,621
         56    Mitsubishi Tokyo Financial Group, Inc. (JA)                          518,352
     27,888    Royal Bank of Scotland Group PLC (UK)                                803,158
     17,400    Skandinaviska Enskilda Banken (SW)                                   251,772
      5,400    Societe Generale (FR)                                                458,924
                                                                               ------------
                                                                                  5,728,601
                                                                               ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL MARKETS--0.9%
     13,900    Credit Suisse Group (SZ)                                        $    493,892
      3,744    UBS AG (SZ)                                                          263,820
                                                                               ------------
                                                                                    757,712
                                                                               ------------
DIVERSIFIED METALS & MINING--0.8%
     76,300    WMC Resources Limited (AU)                                           261,509
     33,300    Xstrata PLC (UK)                                                     445,087
                                                                               ------------
                                                                                    706,596
                                                                               ------------
ELECTRIC UTILITIES--0.8%
      5,800    E.ON AG (GE)                                                         417,764
     24,300    Fortum Oyj (FI)                                                      310,439
                                                                               ------------
                                                                                    728,203
                                                                               ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
      1,700    Keyence Corporation (JA)                                             387,784
      3,700    Kyocera Corporation (JA)                                             313,999
      8,300    TDK Corporation (JA)                                                 629,831
                                                                               ------------
                                                                                  1,331,614
                                                                               ------------
FOOD RETAIL--0.6%
      2,800    Guyenne et Gascogne AG (FR)                                          322,959
     39,300    Tesco PLC (UK)                                                       189,765
                                                                               ------------
                                                                                    512,724
                                                                               ------------
FOREST PRODUCTS--0.3%
     20,100    Canfor Corporation (CA)*                                             227,864
                                                                               ------------
GAS UTILITIES--0.3%
     71,900    Centrica PLC (UK)                                                    292,738
                                                                               ------------
HOME FURNISHINGS--0.3%
      4,600    Hunter Douglas NV (NE)                                               223,872
                                                                               ------------
HOMEBUILDING--0.3%
     26,600    Barratt Developments PLC (UK)                                        284,380
                                                                               ------------
HOTELS, RESORTS & CRUISE LINES--0.3%
      4,325    Four Seasons Hotels, Inc. (CA)                                       260,408
                                                                               ------------
HOUSEHOLD PRODUCTS--0.3%
      7,850    Reckitt Benckiser PLC (UK)                                           222,231
                                                                               ------------
HYPERMARKETS & SUPER CENTERS--0.4%
      7,300    Metro AG (GE)                                                        346,393
                                                                               ------------

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
    267,900    Cookson Group PLC (UK)*                                         $    204,059
     71,700    Keppel Corporation Limited (SG)                                      293,460
      4,300    Siemens AG (GE)                                                      309,460
                                                                               ------------
                                                                                    806,979
                                                                               ------------
INDUSTRIAL MACHINERY--0.7%
     45,000    NSK Limited (JA)                                                     223,938
      7,400    Saurer AG (SZ)*                                                      378,449
                                                                               ------------
                                                                                    602,387
                                                                               ------------
INTEGRATED OIL & GAS--3.0%
     75,642    BP PLC (UK)                                                          668,075
     13,700    Husky Energy, Inc. (CA)                                              262,086
      1,700    OMV AG (AT)                                                          330,961
     13,900    Repsol YPF SA (SP)                                                   304,417
     33,900    Shell Transport & Trading Company PLC (UK)                           248,686
      4,030    Total SA (FR)                                                        768,343
                                                                               ------------
                                                                                  2,582,568
                                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.4%
     11,800    Deutsche Telekom AG (GE)*                                            207,458
     70,200    Koninklijke NV (NE)                                                  534,678
     65,200    Telenor ASA (NW)                                                     453,385
                                                                               ------------
                                                                                  1,195,521
                                                                               ------------
IT CONSULTING & OTHER SERVICES--0.9%
     28,500    Accenture Limited Class A (BD)*                                      783,180
                                                                               ------------
LEISURE PRODUCTS--0.3%
     12,800    Sankyo Company Limited (JA)                                          277,432
                                                                               ------------
MARINE--0.3%
    209,000    Neptune Orient Lines Limited (SG)                                    286,351
                                                                               ------------
MULTI-LINE INSURANCE--0.5%
     21,200    Aviva PLC (UK)                                                       218,767
      4,900    Baloise Holding Limited (SZ)                                         212,839
                                                                               ------------
                                                                                    431,606
                                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
     13,700    Canadian National Resources Limited (CA)                             409,222
     15,100    Eni SPA (IT)                                                         299,832
      6,000    Norsk Hydro ASA (NW)                                                 389,959
    266,400    Oil Search Limited (AU)                                              244,966
                                                                               ------------
                                                                                  1,343,979
                                                                               ------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION--0.3%
     41,400    Caltex Australia Limited (AU)                                        266,194
                                                                               ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
     22,500    ING Groep NV (NE)                                                    531,087
      9,200    Sun Life Financial, Inc. (CA)                                        263,553
                                                                               ------------
                                                                                    794,640
                                                                               ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--0.8%
     14,900    Koninklijke Wessanen NV (NE)                                    $    214,282
     20,000    Nisshin Seifun Group, Inc. (JA)                                      203,088
    243,000    Want Want Holdings Limited (SG)                                      267,300
                                                                               ------------
                                                                                    684,670
                                                                               ------------
PHARMACEUTICALS--4.8%
      9,200    AstraZeneca Group PLC (UK)                                           412,782
      3,800    Aventis SA (FR)                                                      286,884
     18,200    Axcan Pharma, Inc. (CA)*                                             384,008
     16,400    Eisai Company Limited (JA)                                           471,942
      8,100    Merck KGaA (GE)                                                      489,804
     11,088    Novartis AG (SZ)                                                     489,150
     11,000    Ono Pharmaceuticals Company Limited (JA)                             517,161
     27,000    Shire Pharmaceuticals Group PLC (UK)*                                235,773
      7,100    Takeda Chemical Industries Limited (JA)                              311,680
     47,900    Warner Chilcott PLC (UK)                                             603,745
                                                                               ------------
                                                                                  4,202,929
                                                                               ------------
PRECIOUS METALS & MINERALS--0.2%
     12,400    ThyssenKrupp AG (GE)                                                 211,972
                                                                               ------------
PROPERTY & CASUALTY INSURANCE--0.5%
    124,400    Insurance Australia Group Limited (AU)                               433,299
                                                                               ------------
PUBLISHING--0.2%
     19,700    Johnston Press PLC (UK)                                              202,395
                                                                               ------------
RAILROADS--0.3%
      5,987    Canadian National Railway Company (CA)                               260,973
                                                                               ------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
         85    Sumitomo Mitsui Financial Group, Inc. (JA)                           582,688
                                                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
      2,900    Wereldhave NV (NE)                                                   238,521
                                                                               ------------
SEMICONDUCTOR EQUIPMENT--0.2%
     12,400    ASML Holding NV (NE)*                                                209,860
                                                                               ------------
SOFT DRINKS--0.8%
     41,800    Coca-Cola Amatil Limited (AU)                                        201,793
     21,100    Kirin Beverage Corporation (JA)                                      496,971
                                                                               ------------
                                                                                    698,764
                                                                               ------------
THRIFTS & MORTGAGE FINANCE--0.4%
     23,000    Northern Rock PLC (UK)                                               301,786
                                                                               ------------

SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------
TIRES & RUBBER--0.6%
      9,900    Continental AG (GE)                                             $    477,595
                                                                               ------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
     23,000    Mitsubishi Corporation (JA)                                          223,434
                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
     14,400    Bouygues SA (FR)                                                     482,161
         85    KDDI Corporation (JA)                                                486,093
    194,000    SmarTone Telecommunications Holdings Limited (HK)                    212,659
     35,000    Telecom Italia Mobile SPA (IT)                                       198,443
    456,575    Vodafone Group PLC (UK)                                              999,845
                                                                               ------------
                                                                                  2,379,201
                                                                               ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$32,226,156)                                                              42,071,832
                                                                               ------------
TOTAL INVESTMENTS--99.0%
(TOTAL COST--$70,706,941)                                                        85,937,533
                                                                               ------------
OTHER ASSETS AND LIABILITIES--1.0%                                                  907,820
                                                                               ------------
NET ASSETS--100.0%                                                             $ 86,845,353
                                                                               ============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
   ADR- AMERICAN DEPOSITARY RECEIPT

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (unaudited)


ASSETS

Investment securities, at cost                                    $    70,706,941
                                                                  ---------------
Investment securities, at market                                       85,937,533
Cash                                                                       65,183
Foreign currency (cost $23,403)                                            22,786
Receivables:
   Investment securities sold                                           2,068,447
   Capital shares sold                                                     13,128
   Dividends                                                               64,258
   Other                                                                   90,671
                                                                  ---------------
Total Assets                                                           88,262,006
                                                                  ---------------

LIABILITIES

Payables and other accrued liabilities:
   Investment securities purchased                                        335,964
   Capital shares redeemed                                                144,277
   Advisory fees                                                           72,138
   Shareholder servicing fees                                              13,230
   Accounting fees                                                          5,659
   Distribution fees                                                       18,795
   Transfer agency fees                                                    10,695
   Custodian fees                                                          11,207
   Line of credit                                                         700,000
   Other                                                                  104,688
                                                                  ---------------
Total Liabilities                                                       1,416,653
                                                                  ---------------

Net Assets                                                        $    86,845,353
                                                                  ===============

COMPOSITION OF NET ASSETS

Capital (par value and paid-in surplus)                           $   148,011,374
Undistributed net investment income                                        30,990
Accumulated net realized loss from security transactions              (76,431,538)
Net unrealized appreciation on investments
 and foreign currency translation                                      15,234,527
                                                                  ---------------
Total                                                             $    86,845,353
                                                                  ===============

CLASS A

Net Assets                                                        $       560,675
Shares Outstanding                                                         47,964
Net Asset Value, Redemption Price Per Share                       $         11.69
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         12.40

CLASS B

Net Assets                                                        $     1,935,817
Shares Outstanding                                                        171,530
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         11.29

CLASS C

Net Assets                                                        $       209,812
Shares Outstanding                                                         18,963
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $         11.06

CLASS F

Net Assets                                                        $    61,519,772
Shares Outstanding                                                      5,247,631
Net Asset Value, Offering and Redemption Price Per Share          $         11.72

CLASS R

Net Assets                                                        $    22,568,382
Shares Outstanding                                                      1,889,385
Net Asset Value, Offering and Redemption Price Per Share          $         11.94

CLASS T

Net Assets                                                        $        50,895
Shares Outstanding                                                          4,621
Net Asset Value, Redemption Price Per Share                       $         11.01
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         11.53

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Dividends                                                         $       891,892
Interest                                                                   15,959
Foreign taxes withheld                                                    (83,952)
                                                                  ---------------
Total Investment Income                                                   823,899
                                                                  ---------------

EXPENSES

Advisory fees--Note 2                                                     458,919
Shareholder servicing fees--Note 2                                         53,384
Accounting fees--Note 2                                                    35,856
Distribution fees--Note 2                                                  91,928
Transfer agency fees--Note 2                                               37,116
Registration fees                                                          29,864
Postage and mailing expenses                                                5,508
Custodian fees and expenses--Note 2                                        26,414
Printing expenses                                                          16,888
Legal and audit fees                                                        6,575
Directors' fees and expenses--Note 2                                        9,745
Other expenses                                                             16,245
                                                                  ---------------
   Total Expenses                                                         788,442
   Earnings Credits                                                          (685)
   Reimbursed/Waived Expenses                                              (5,559)
   Expense Offset to Broker Commissions                                    (4,071)
                                                                  ---------------
   Net Expenses                                                           778,127
                                                                  ---------------
Net Investment Income                                                      45,772
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                                7,793,411
   Foreign Currency Transactions                                           (5,858)
                                                                  ---------------
Net Realized Gain                                                       7,787,553
Net Change in Unrealized Appreciation/Depreciation of Investments
 and Foreign Currency Translation                                      (5,328,324)
                                                                  ---------------
Net Realized and Unrealized Gain                                        2,459,229
                                                                  ---------------
Net Increase in Net Assets Resulting from Operations              $     2,505,001
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                       6/30/04             12/31/03
-----------------------------------------------------------------------------------------------------
OPERATIONS
Net Investment Income (Loss)                                        $     45,772         $   (324,443)
Net Realized Gain (Loss) on Security and
 Foreign Currency Transactions                                         7,787,553              (60,984)
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                      (5,328,324)          26,608,251
                                                                    ------------         ------------
Net Increase in Net Assets Resulting from Operations                   2,505,001           26,222,824
                                                                    ------------         ------------

CAPITAL SHARE TRANSACTIONS

Net Increase (Decrease)--Note 4
   Class A                                                              (115,032)             (95,963)
   Class B                                                                66,327             (128,745)
   Class C                                                               (68,011)             (25,117)
   Class F                                                           (10,832,361)          (9,169,160)
   Class R                                                               522,825            1,759,076
   Class T                                                               (12,132)              (2,291)
                                                                    ------------         ------------
Net Decrease from Capital Share Transactions                         (10,438,384)          (7,662,200)
                                                                    ------------         ------------
Net Increase (Decrease) in Net Assets                                 (7,933,383)          18,560,624
                                                                    ------------         ------------

NET ASSETS

Beginning of period                                                 $ 94,778,736         $ 76,218,112
                                                                    ------------         ------------
End of period                                                       $ 86,845,353         $ 94,778,736
                                                                    ============         ============

Undistributed Net Investment Income (Loss)                          $     30,990         $    (14,782)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                      SIX MONTHS                                 YEAR ENDED
                                                     ENDED JUNE 30,                             DECEMBER 31,
                                                         2004                2003            2002            2001          2000
                                                     --------------        -------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $        11.38        $    8.32       $   11.71       $   15.78     $   25.18
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   0.00+,~         (0.10)          (0.15)          (0.09)        (0.09)
Net realized and unrealized gains
 (losses) on securities                                        0.31             3.16           (3.24)          (3.98)        (5.44)
                                                     -----------------------------------------------------------------------------
Total from investment operations                               0.31             3.06           (3.39)          (4.07)        (5.53)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                     0.00             0.00            0.00            0.00          0.00
From net realized gains                                        0.00             0.00            0.00            0.00         (3.87)
                                                     -----------------------------------------------------------------------------
Total distributions                                            0.00             0.00            0.00            0.00         (3.87)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $        11.69        $   11.38       $    8.32       $   11.71     $   15.78
                                                     =============================================================================

TOTAL RETURN*                                                  2.72%           36.78%         (28.95%)        (25.79%)      (21.82%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                     $          561        $     656       $     543       $   1,003     $     800
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                      1.77%**          2.03%           2.06%           2.10%         1.43%
Expenses with reimbursements
 and earnings credits                                          1.77%**          2.03%           2.06%           2.09%         1.41%
Net investment income (loss)                                   0.00%**         (0.55%)         (0.77%)         (0.96%)       (0.35%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                        117%             138%            211%            145%          210%

+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
~   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.78% (2004), 2.04% (2003), 2.06% (2002),
    2.10% (2001), AND 1.43% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                                 YEAR ENDED
                                                  ENDED JUNE 30,                             DECEMBER 31,
                                                      2004                2003            2002            2001            2000
                                                  --------------        ---------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period              $        11.02        $    8.12       $   11.52       $   15.57       $   25.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                        (0.04)+          (0.16)          (0.14)          (0.15)          (0.11)
Net realized and unrealized gains
 (losses) on securities                                     0.31             3.06           (3.26)          (3.90)          (5.63)
                                                  -------------------------------------------------------------------------------
Total from investment operations                            0.27             2.90           (3.40)          (4.05)          (5.74)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  0.00             0.00            0.00            0.00            0.00
From net realized gains                                     0.00             0.00            0.00            0.00           (3.87)
                                                  -------------------------------------------------------------------------------
Total distributions                                         0.00             0.00            0.00            0.00           (3.87)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                    $        11.29        $   11.02       $    8.12       $   11.52       $   15.57
                                                  ===============================================================================

TOTAL RETURN*                                               2.45%           35.71%         (29.51%)        (26.01%)        (22.67%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                  $        1,936        $   1,821       $   1,459       $   2,089       $   2,329
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                   2.51%**          2.80%           2.71%           2.54%           2.25%
Expenses with reimbursements
 and earnings credits                                       2.51%**          2.80%           2.70%           2.53%           2.21%
Net investment loss                                        (0.70%)**        (1.30%)         (1.41%)         (1.43%)         (1.40%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                     117%             138%            211%            145%            210%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.52% (2004), 2.82% (2003), 2.71% (2002),
    2.54% (2001), AND 2.25% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                                 YEAR ENDED
                                                  ENDED JUNE 30,                             DECEMBER 31,
                                                      2004                 2003            2002           2001            2000
                                                  --------------        ---------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period              $        10.81        $    7.96       $   11.34       $   15.56       $   25.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                        (0.04)+          (0.20)          (0.30)          (0.30)          (0.11)
Net realized and unrealized gains
 (losses) on securities                                     0.29             3.05           (3.08)          (3.92)          (5.64)
                                                  -------------------------------------------------------------------------------
Total from investment operations                            0.25             2.85           (3.38)          (4.22)          (5.75)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  0.00             0.00            0.00            0.00            0.00
From net realized gains                                     0.00             0.00            0.00            0.00           (3.87)
                                                  -------------------------------------------------------------------------------
Total distributions                                         0.00             0.00            0.00            0.00           (3.87)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                    $        11.06        $   10.81       $    7.96       $   11.34       $   15.56
                                                  ===============================================================================

TOTAL RETURN*                                               2.31%           35.80%         (29.81%)        (27.12%)        (22.70%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                  $          210        $     271       $     218       $     380       $     375
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                   2.54%**          2.82%           3.33%           4.18%           2.25%
Expenses with reimbursements
 and earnings credits                                       2.54%**          2.82%           3.33%           4.17%           2.21%
Net investment loss                                        (0.78%)**        (1.34%)         (2.05%)         (3.07%)         (1.31%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                     117%             138%            211%            145%            210%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.55% (2004), 2.84% (2003), 3.40% (2002),
    4.18% (2001), AND 2.25% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                        SIX MONTHS                                 YEAR ENDED
                                       ENDED JUNE 30,                             DECEMBER 31,
                                           2004               2003            2002            2001            2000          1999
                                       -------------        -----------------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of
 period                                $       11.41        $    8.33       $   11.72       $   15.69       $   25.17     $   22.06
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income (loss)                    0.00+,~         (0.13)          (0.13)          (0.14)          (0.16)        (0.06)
Net realized and unrealized gains
 (losses) on securities                         0.31             3.21           (3.26)          (3.83)          (5.45)        10.11
                                       --------------------------------------------------------------------------------------------
Total from investment operations                0.31             3.08           (3.39)          (3.97)          (5.61)        10.05
-----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                      0.00             0.00            0.00            0.00            0.00          0.00
From net realized gains                         0.00             0.00            0.00            0.00           (3.87)        (6.94)
                                       --------------------------------------------------------------------------------------------
Total distributions                             0.00             0.00            0.00            0.00           (3.87)        (6.94)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period         $       11.72        $   11.41       $    8.33       $   11.72       $   15.69     $   25.17
                                       ============================================================================================

TOTAL RETURN                                    2.72%           36.97%         (28.92%)        (25.30%)        (22.14%)       48.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)       $      61,520        $  70,566       $  59,890       $ 101,592       $ 176,405     $ 284,839
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                       1.78%**          1.97%           1.84%           1.61%           1.54%         1.55%
Expenses with reimbursements
 and earnings credits                           1.78%**          1.97%           1.84%           1.60%           1.52%         1.53%
Net investment income (loss)                    0.01%**         (0.47%)         (0.55%)         (0.50%)         (0.67%)       (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                         117%             138%            211%            145%            210%          157%

+ NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
~   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.79% (2004), 1.98% (2003), 1.84% (2002),
    1.61% (2001), 1.54% (2000) AND 1.55% (1999).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                               YEAR ENDED
                                                   ENDED JUNE 30,                            DECEMBER 31,
                                                       2004               2003            2002            2001            2000
                                                   --------------       ---------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $       11.60        $    8.44       $   11.81       $   15.75       $   25.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                0.03            (0.00)+         (0.01)          (0.02)          (0.00)+
Net realized and unrealized gains
 (losses) on securities                                     0.31             3.16           (3.36)          (3.92)          (5.56)
                                                   ------------------------------------------------------------------------------
Total from investment operations                            0.34             3.16           (3.37)          (3.94)          (5.56)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                  0.00             0.00            0.00            0.00            0.00
From net realized gains                                     0.00             0.00            0.00            0.00           (3.87)
                                                   ------------------------------------------------------------------------------
Total distributions                                         0.00             0.00            0.00            0.00           (3.87)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $       11.94        $   11.60       $    8.44       $   11.81       $   15.75
                                                   ==============================================================================

TOTAL RETURN                                                2.93%           37.44%         (28.54%)        (25.02%)        (21.94%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                   $      22,568        $  21,404       $  14,060       $  19,193       $  27,611
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                   1.37%**          1.51%           1.41%           1.25%           1.26%
Expenses with reimbursements
 and earnings credits                                       1.37%**          1.51%           1.41%           1.24%           1.22%
Net investment income (loss)                                0.44%**         (0.03%)         (0.13%)         (0.14%)         (0.49%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                     117%             138%            211%            145%            210%

+ NET INVESTMENT LOSS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2000 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.38% (2004), 1.53% (2003), 1.41% (2002),
    1.25% (2001), AND 1.26% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                    SIX MONTHS                                 YEAR ENDED
                                                  ENDED JUNE 30,                              DECEMBER 31,
                                                       2004                2003             2002           2001            2000
                                                  ---------------        ---------------------------------------------------------
CLASS T SHARES

PER SHARE OPERATING DATA

Net Asset Value, beginning of period              $         10.73        $    7.89       $   11.46       $   15.65       $   25.18
----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
Net investment loss                                         (0.01)+          (0.14)          (0.59)          (0.26)          (0.06)
Net realized and unrealized gains
 (losses) on securities                                      0.29             2.98           (2.98)          (3.93)          (5.60)
                                                  --------------------------------------------------------------------------------
Total from investment operations                             0.28             2.84           (3.57)          (4.19)          (5.66)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00             0.00            0.00            0.00            0.00
From net realized gains                                      0.00             0.00            0.00            0.00           (3.87)
                                                  --------------------------------------------------------------------------------
Total distributions                                          0.00             0.00            0.00            0.00           (3.87)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                    $         11.01        $   10.73       $    7.89       $   11.46       $   15.65
                                                  ================================================================================

TOTAL RETURN*                                                2.61%           35.99%         (31.15%)        (26.77%)        (22.34%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                  $            51        $      61       $      47       $      90       $      48
Ratios to average net assets:
Expenses with reimbursements,
 but no earnings credits#                                    1.95%**          2.54%           4.60%           3.75%           1.76%
Expenses with reimbursements
 and earnings credits                                        1.94%**          2.54%           4.60%           3.74%           1.72%
Net investment loss                                         (0.17%)**        (1.05%)         (2.88%)         (2.72%)         (0.76%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate@                                      117%             138%            211%            145%            210%

+   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
*   SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
**  ANNUALIZED.
# CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.96% (2004), 2.56% (2003), 5.48% (2002),
    10.02% (2001), AND 1.76% (2000).
@ PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars. A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2004 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions, if any, reduce Other Expenses and would be included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2004, Class F shares were charged $49,947 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges incurred by DTI are paid by the Fund. During the six months ended June 30, 2004, Class F shares were charged $12,031 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.43 to $12.84, per shareholder account considered to be an open account at any time during a given month plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2004 were as follows:

                                                               TRANSFER
                                                              AGENCY FEES
                                                              -----------
         Class A                                               $     507
         Class B                                               $   1,598
         Class C                                               $     236
         Class R                                               $   3,287
         Class T                                               $      30

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2004, Class F shares were charged $83,854 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2004, were as follows:

                                           DISTRIBUTION    SHAREHOLDER
                                               FEES       SERVICING FEES
                                           -----------------------------
         Class A                                 N/A        $    699
         Class B                             $ 7,081        $  2,360
         Class C                             $   922        $    307
         Class T                             $    71        $     71

During the six months ended June 30, 2004, DSC retained $846 and $10 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $3,422 and $50 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

          ON ASSETS             BUT NOT          DOMESTIC        FOREIGN
         IN EXCESS OF          EXCEEDING           FEE             FEE
         ---------------------------------------------------------------
         $0                  $500 million          0.06%            0.10%
         $500 million        $1 billion            0.04%           0.065%
         $1 billion                                0.02%            0.02%

Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank N.A., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/03 to 8/31/04                                  $  150,000
         9/1/04 to 8/31/05                                  $  200,000
         9/1/05 to 8/31/06                                  $  200,000


The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2004, the Fund's portion of the fee waiver was $5,559. The amount paid to Mellon was reduced by this fee waiver amount.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other

Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2003, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Accumulated Capital Losses                           $ 83,274,416
         Post-October Capital Loss Deferral                   $    253,252
         Post-October Currency Loss Deferral                  $        628
         Federal Tax Cost                                     $ 71,379,139
         Gross Tax Appreciation of Investments                $ 15,601,849
         Gross Tax Depreciation of Investments                $ (1,043,455)
         Net Tax Appreciation                                 $ 14,558,394

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED
                                                    JUNE 30, 2004                  DECEMBER 31, 2003
                                                SHARES         AMOUNT             SHARES          AMOUNT
CLASS A

Sold                                               8,413    $      97,470          197,675    $   1,902,667
Redeemed                                         (18,115)   $    (212,502)        (205,316)   $  (1,998,630)
                                              -------------------------------------------------------------
Net Decrease                                      (9,702)   $    (115,032)          (7,641)   $     (95,963)
                                              =============================================================

CLASS B

Sold                                              21,726    $     239,925           13,807    $     133,035
Redeemed                                         (15,377)   $    (173,598)         (28,252)   $    (261,780)
                                              -------------------------------------------------------------
Net Increase (Decrease)                            6,349    $      66,327          (14,445)   $    (128,745)
                                              =============================================================

CLASS C

Sold                                               3,830    $      42,414           50,623    $     402,228
Redeemed                                          (9,933)   $    (110,425)         (52,994)   $    (427,345)
                                              -------------------------------------------------------------
Net Decrease                                      (6,103)   $     (68,011)          (2,371)   $     (25,117)
                                              =============================================================

CLASS F

Sold                                             518,816    $   6,087,270        2,467,985    $  22,841,668
Redeemed                                      (1,455,312)   $ (16,919,631)      (3,470,420)   $ (32,010,828)
                                              -------------------------------------------------------------
Net Decrease                                    (936,496)   $ (10,832,361)      (1,002,435)   $  (9,169,160)
                                              =============================================================

CLASS R

Sold                                             123,552    $   1,457,362          286,586    $   2,765,461
Redeemed                                         (78,830)   $    (934,537)        (108,124)   $  (1,006,385)
                                              -------------------------------------------------------------
Net Increase                                      44,722    $     522,825          178,462    $   1,759,076
                                              =============================================================

CLASS T

Sold                                               1,417    $      15,461                0    $           0
Redeemed                                          (2,495)   $     (27,593)            (282)   $      (2,291)
                                              -------------------------------------------------------------
Net Decrease                                      (1,078)   $     (12,132)            (282)   $      (2,291)
                                              =============================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2004 were $52,591,227 and $61,234,475, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2004, the Fund had borrowings in the amount of $700,000 pursuant to this LOC arrangement.

7. LEGAL MATTERS

Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A.; Dreyfus and Founders (the "Investment Advisers"); and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds. The complaints also name all or substantially all of the Dreyfus and Dreyfus Founders Funds as nominal defendants. Plaintiffs allege that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. Plaintiffs claim that the Investment Advisers' actions violated the 1940 Act, the Investment Advisers Act, and common law. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law and that Mellon Financial and Mellon Bank violated the 1940 Act. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The complaints are pending in the same court and have been consolidated into a single action under the caption IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION.

Founders, Dreyfus, and the Funds believe the allegations in these lawsuits to be totally without merit and intend to defend the actions vigorously. It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus, nor the Funds believe that the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                              For More Information


                                        DREYFUS FOUNDERS
                                        WORLDWIDE GROWTH FUND
To obtain information:
                                        MANAGER
---------------------------------
BY TELEPHONE                    |       Founders Asset Management LLC
Call your financial             |       210 University Boulevard, Suite 800
representative or               |       Denver, CO  80206
1-800-554-4611                  |
                                |       TRANSFER AGENT &
BY MAIL  Write to:              |       DIVIDEND DISBURSING AGENT
Dreyfus Founders Funds          |
144 Glenn Curtiss Boulevard     |       Dreyfus Transfer, Inc.
Uniondale, NY  11556-0144       |       200 Park Avenue
                                |       New York, NY  10166
PROXY VOTING INFORMATION        |
A description of the policies   |
and procedures that the Fund    |       DISTRIBUTOR
uses to determine how to vote   |
proxies relating to portfolio   |       Dreyfus Service Corporation
securities, and information     |       200 Park Avenue
regarding how the Fund          |       New York, NY 10166
voted these proxies for         |
the 12-month period ended       |
June 30, 2004, is available     |
through the Fund's website      |
at www.dreyfus.com and on       |
the Securities and Exchange     |
Commission's website at         |
www.sec.gov.  The description   |
of the policies and procedures  |
is also available without       |
charge, upon request, by        |
calling 1-800-554-4611.         |



THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2004 Founders Asset Management LLC. 08/04                        0351SA0604

ITEM 2. CODE OF ETHICS

          Not applicable to semiannual reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not applicable to semiannual reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not applicable to semiannual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

          SCHEDULE I - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
        FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

          Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          No material changes have been made to the procedures by which shareholders may recommend nominees to the board of directors of Dreyfus Founders Funds, Inc. (the "Funds"), where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 9.

ITEM 10. CONTROLS AND PROCEDURES

     (a) Based on an evaluation of the Funds' Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Funds' Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Funds in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that information required to be disclosed in the report is accumulated and communicated to the Funds' management, including the Funds' PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) During the Funds' most recent fiscal half-year, there have not been any changes in the Funds' internal control over financial reporting that have materially affected, or that are reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 11. EXHIBITS

     (a)(1) Not applicable to semiannual reports

     (a)(2) Attached hereto as Exhibit EX-99.CERT

     (a)(3) Not applicable

     (b)  Attached hereto as Exhibit EX-99.906CERT

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:   /s/ Richard W. Sabo
      -------------------
      Richard W. Sabo, President

Date:  August 30, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Richard W. Sabo
      -------------------
      Richard W. Sabo, Principal Executive Officer

Date:  August 30, 2004



By:   /s/ Robert T. Kelly
      -------------------
      Robert T. Kelly, Principal Financial Officer

Date:  August 30, 2004